Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	485,878	33,350,666
Ford Motor Co.	8,714,062	96,464,667
General Motors Co.	2,143,998	114,360,853
Tesla, Inc. *	6,248,971	1,926,370,290
		2,170,546,476

Banks 3.6%
Bank of America Corp.	14,612,580	690,736,656
Citigroup, Inc.	4,165,043	390,264,529
Citizens Financial Group, Inc.	970,611	46,317,557
Fifth Third Bancorp	1,494,155	62,112,023
Huntington Bancshares, Inc.	3,261,058	53,579,183
JPMorgan Chase & Co.	6,197,374	1,835,910,074
KeyCorp	2,218,119	39,748,692
M&T Bank Corp.	356,621	67,294,384
PNC Financial Services Group, Inc.	883,699	168,141,409
Regions Financial Corp.	2,000,072	50,661,824
Truist Financial Corp.	2,920,269	127,644,958
U.S. Bancorp	3,474,399	156,208,979
Wells Fargo & Co.	7,256,820	585,117,397
		4,273,737,665

Capital Goods 6.2%
3M Co.	1,199,956	179,057,434
A.O. Smith Corp.	255,771	18,106,029
Allegion PLC	192,840	31,996,013
AMETEK, Inc.	513,753	94,967,242
Axon Enterprise, Inc. *	164,927	124,600,699
Boeing Co. *	1,681,430	373,008,431
Builders FirstSource, Inc. *	245,960	31,268,895
Carrier Global Corp.	1,777,974	122,004,576
Caterpillar, Inc.	1,048,802	459,396,252
Cummins, Inc.	307,917	113,196,448
Deere & Co.	562,885	295,160,007
Dover Corp.	307,190	55,644,397
Eaton Corp. PLC	872,598	335,705,903
Emerson Electric Co.	1,254,374	182,523,961
Fastenal Co.	2,555,800	117,899,054
Fortive Corp.	762,084	36,526,686
GE Vernova, Inc.	608,645	401,882,207
Generac Holdings, Inc. *	131,648	25,630,549
General Dynamics Corp.	561,764	175,051,280
General Electric Co.	2,378,041	644,639,354
Honeywell International, Inc.	1,433,182	318,668,018
Howmet Aerospace, Inc.	899,243	161,656,914
Hubbell, Inc., Class B	118,516	51,848,380
Huntington Ingalls Industries, Inc.	87,528	24,408,058
IDEX Corp.	167,255	27,347,865
Illinois Tool Works, Inc.	594,584	152,195,666
Ingersoll Rand, Inc.	901,549	76,298,092
Johnson Controls International PLC	1,467,444	154,081,620
L3Harris Technologies, Inc.	415,977	114,318,799
Lennox International, Inc.	71,469	43,524,621
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	464,953	195,735,914
Masco Corp.	468,532	31,921,085
Nordson Corp.	120,513	25,815,090
Northrop Grumman Corp.	301,519	173,858,871
Otis Worldwide Corp.	880,396	75,441,133
PACCAR, Inc.	1,172,427	115,788,890
Parker-Hannifin Corp.	284,945	208,551,245
Pentair PLC	368,900	37,701,580
Quanta Services, Inc.	330,483	134,219,061
Rockwell Automation, Inc.	251,261	88,371,006
RTX Corp.	2,979,175	469,428,605
Snap-on, Inc.	115,732	37,171,961
Stanley Black & Decker, Inc.	348,014	23,543,147
Textron, Inc.	401,754	31,244,409
Trane Technologies PLC	497,330	217,870,326
TransDigm Group, Inc.	125,252	201,462,832
United Rentals, Inc.	144,948	127,980,387
Westinghouse Air Brake Technologies Corp.	382,307	73,422,059
WW Grainger, Inc.	97,453	101,306,292
Xylem, Inc.	543,472	78,596,921
		7,392,044,264

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	905,208	280,161,876
Broadridge Financial Solutions, Inc.	262,994	65,093,645
Cintas Corp.	765,252	170,306,832
Copart, Inc. *	1,967,160	89,171,363
Dayforce, Inc. *	354,958	20,470,428
Equifax, Inc.	276,547	66,434,886
Jacobs Solutions, Inc.	266,772	37,846,944
Leidos Holdings, Inc.	286,118	45,678,739
Paychex, Inc.	716,809	103,457,043
Paycom Software, Inc.	108,791	25,189,468
Republic Services, Inc., Class A	452,341	104,332,452
Rollins, Inc.	622,081	35,626,579
Veralto Corp.	553,615	58,035,460
Verisk Analytics, Inc., Class A	311,743	86,885,891
Waste Management, Inc.	816,606	187,133,431
		1,375,825,037

Consumer Discretionary Distribution & Retail 6.0%
Amazon.com, Inc. *	21,070,256	4,932,757,632
AutoZone, Inc. *	37,306	140,583,184
Best Buy Co., Inc.	430,461	28,005,793
CarMax, Inc. *	337,130	19,084,929
eBay, Inc.	1,030,288	94,528,924
Genuine Parts Co.	311,511	40,147,538
Home Depot, Inc.	2,216,458	814,570,479
LKQ Corp.	568,595	16,756,495
Lowe's Cos., Inc.	1,248,143	279,047,330
O'Reilly Automotive, Inc. *	1,906,280	187,425,450
Pool Corp.	82,989	25,572,230
Ross Stores, Inc.	732,277	99,985,102
TJX Cos., Inc.	2,489,775	310,051,681
Tractor Supply Co.	1,177,885	67,080,551

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	100,707	51,865,112
Williams-Sonoma, Inc.	275,244	51,484,390
		7,158,946,820

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	338,636	35,952,984
DR Horton, Inc.	616,630	88,079,429
Garmin Ltd.	344,556	75,375,071
Hasbro, Inc.	291,085	21,877,949
Lennar Corp., Class A	515,440	57,822,059
Lululemon Athletica, Inc. *	246,562	49,443,078
Mohawk Industries, Inc. *	116,800	13,374,768
NIKE, Inc., Class B	2,626,921	196,204,730
NVR, Inc. *	6,507	49,124,531
PulteGroup, Inc.	445,504	50,306,312
Ralph Lauren Corp., Class A	89,327	26,686,441
Tapestry, Inc.	464,140	50,141,044
		714,388,396

Consumer Services 2.0%
Airbnb, Inc., Class A *	962,472	127,440,917
Booking Holdings, Inc.	72,564	399,396,610
Caesars Entertainment, Inc. *	470,484	12,552,513
Carnival Corp. *	2,351,697	70,010,020
Chipotle Mexican Grill, Inc., Class A *	3,000,176	128,647,547
Darden Restaurants, Inc.	261,136	52,663,297
Domino's Pizza, Inc.	76,309	35,347,092
DoorDash, Inc., Class A *	764,590	191,338,647
Expedia Group, Inc.	270,038	48,666,248
Hilton Worldwide Holdings, Inc.	530,071	142,101,434
Las Vegas Sands Corp.	752,021	39,405,900
Marriott International, Inc., Class A	508,154	134,066,270
McDonald's Corp.	1,594,522	478,468,217
MGM Resorts International *	460,875	16,798,894
Norwegian Cruise Line Holdings Ltd. *	996,379	25,467,447
Royal Caribbean Cruises Ltd.	557,132	177,095,549
Starbucks Corp.	2,534,170	225,946,597
Wynn Resorts Ltd.	197,713	21,556,648
Yum! Brands, Inc.	618,318	89,130,540
		2,416,100,387

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	989,412	929,691,091
Dollar General Corp.	488,233	51,215,642
Dollar Tree, Inc. *	440,534	50,022,636
Kroger Co.	1,366,063	95,761,016
Sysco Corp.	1,081,783	86,109,927
Target Corp.	1,012,099	101,715,949
Walgreens Boots Alliance, Inc.	1,607,212	18,707,948
Walmart, Inc.	9,634,660	944,003,987
		2,277,228,196

Energy 3.0%
APA Corp.	819,541	15,808,946
Baker Hughes Co., Class A	2,209,371	99,532,164
Chevron Corp.	4,270,976	647,650,801
ConocoPhillips	2,815,172	268,398,498
Coterra Energy, Inc.	1,698,418	41,424,415
Devon Energy Corp.	1,430,017	47,505,165
Diamondback Energy, Inc.	416,719	61,949,446
EOG Resources, Inc.	1,216,202	145,968,564
EQT Corp.	1,340,500	72,051,875
Expand Energy Corp.	482,605	50,567,352
Exxon Mobil Corp.	9,611,292	1,073,004,639
Halliburton Co.	1,913,474	42,861,818
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	4,318,656	121,181,487
Marathon Petroleum Corp.	685,087	116,594,956
Occidental Petroleum Corp.	1,577,137	69,299,400
ONEOK, Inc.	1,392,928	114,373,318
Phillips 66	908,584	112,282,811
Schlumberger NV	3,357,630	113,487,894
Targa Resources Corp.	484,372	80,604,344
Texas Pacific Land Corp.	42,236	40,889,939
Valero Energy Corp.	698,238	95,875,060
Williams Cos., Inc.	2,722,356	163,205,242
		3,594,518,134

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	341,343	26,088,846
American Tower Corp.	1,043,947	217,548,115
AvalonBay Communities, Inc.	318,752	59,377,123
BXP, Inc.	320,989	21,002,310
Camden Property Trust	240,143	26,223,616
Crown Castle, Inc.	969,560	101,891,060
Digital Realty Trust, Inc.	705,417	124,463,776
Equinix, Inc.	218,136	171,273,843
Equity Residential	763,726	48,267,483
Essex Property Trust, Inc.	142,729	37,135,231
Extra Space Storage, Inc.	473,489	63,617,982
Federal Realty Investment Trust	173,095	15,952,435
Healthpeak Properties, Inc.	1,541,442	26,112,027
Host Hotels & Resorts, Inc.	1,555,303	24,449,363
Invitation Homes, Inc.	1,265,099	38,775,284
Iron Mountain, Inc.	658,124	64,074,953
Kimco Realty Corp.	1,516,463	32,194,510
Mid-America Apartment Communities, Inc.	260,256	37,068,262
Prologis, Inc.	2,069,273	220,956,971
Public Storage	353,006	95,996,452
Realty Income Corp.	2,013,867	113,038,355
Regency Centers Corp.	361,240	25,792,536
SBA Communications Corp., Class A	238,692	53,638,866
Simon Property Group, Inc.	684,917	112,182,555
UDR, Inc.	673,475	26,460,833
Ventas, Inc.	1,006,638	67,625,941
VICI Properties, Inc., Class A	2,358,270	76,879,602
Welltower, Inc.	1,385,396	228,687,318
Weyerhaeuser Co.	1,625,288	40,713,464
		2,197,489,112

Financial Services 8.3%
American Express Co.	1,234,227	369,416,483
Ameriprise Financial, Inc.	212,501	110,115,893
Apollo Global Management, Inc.	1,006,800	146,308,176
Bank of New York Mellon Corp.	1,593,084	161,618,372
Berkshire Hathaway, Inc., Class B *	4,089,225	1,929,623,493
Blackrock, Inc.	324,756	359,183,384
Blackstone, Inc.	1,627,114	281,425,637
Block, Inc. *	1,236,204	95,509,121
Capital One Financial Corp.	1,426,358	306,666,970
Cboe Global Markets, Inc.	233,348	56,246,202
Charles Schwab Corp. (a)	3,790,646	370,459,834
CME Group, Inc.	803,593	223,623,860
Coinbase Global, Inc., Class A *	471,437	178,090,041
Corpay, Inc. *	157,432	50,858,408
FactSet Research Systems, Inc.	84,291	33,960,844
Fidelity National Information Services, Inc.	1,170,579	92,955,678
Fiserv, Inc. *	1,236,387	171,783,610
Franklin Resources, Inc.	681,220	16,349,280
Global Payments, Inc.	543,196	43,428,520
Goldman Sachs Group, Inc.	684,255	495,120,075

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intercontinental Exchange, Inc.	1,278,671	236,336,761
Invesco Ltd.	1,004,598	21,106,604
Jack Henry & Associates, Inc.	162,879	27,659,297
KKR & Co., Inc.	1,509,459	221,256,500
MarketAxess Holdings, Inc.	83,765	17,213,707
Mastercard, Inc., Class A	1,808,833	1,024,649,629
Moody's Corp.	345,012	177,933,039
Morgan Stanley	2,754,774	392,445,104
MSCI, Inc., Class A	172,386	96,770,605
Nasdaq, Inc.	924,332	88,939,225
Northern Trust Corp.	431,891	56,145,830
PayPal Holdings, Inc. *	2,168,747	149,123,044
Raymond James Financial, Inc.	404,039	67,527,038
S&P Global, Inc.	699,996	385,767,796
State Street Corp.	634,149	70,866,151
Synchrony Financial	849,500	59,184,665
T. Rowe Price Group, Inc.	492,628	49,977,111
Visa, Inc., Class A	3,815,493	1,318,138,367
		9,953,784,354

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	3,756,325	232,666,770
Archer-Daniels-Midland Co.	1,072,211	58,092,392
Brown-Forman Corp., Class B	405,022	11,684,885
Bunge Global SA	302,566	24,132,664
Campbell's Co.	440,063	14,046,811
Coca-Cola Co.	8,638,121	586,442,035
Conagra Brands, Inc.	1,071,271	19,561,408
Constellation Brands, Inc., Class A	340,373	56,855,906
General Mills, Inc.	1,215,966	59,558,015
Hershey Co.	329,478	61,325,740
Hormel Foods Corp.	652,341	18,324,259
J.M. Smucker Co.	234,710	25,193,771
Kellanova	598,212	47,755,264
Keurig Dr. Pepper, Inc.	3,025,309	98,776,339
Kraft Heinz Co.	1,923,796	52,827,438
Lamb Weston Holdings, Inc.	314,717	17,960,899
McCormick & Co., Inc. - Non Voting Shares	564,928	39,900,865
Molson Coors Beverage Co., Class B	383,430	18,680,710
Mondelez International, Inc., Class A	2,887,435	186,788,170
Monster Beverage Corp. *	1,565,854	91,993,922
PepsiCo, Inc.	3,057,506	421,691,228
Philip Morris International, Inc.	3,471,030	569,422,471
Tyson Foods, Inc., Class A	636,489	33,288,375
		2,746,970,337

Health Care Equipment & Services 3.6%
Abbott Laboratories	3,879,831	489,595,874
Align Technology, Inc. *	151,803	19,584,105
Baxter International, Inc.	1,136,732	24,735,288
Becton Dickinson & Co.	640,104	114,098,538
Boston Scientific Corp. *	3,299,162	346,148,077
Cardinal Health, Inc.	531,999	82,576,885
Cencora, Inc.	384,680	110,049,254
Centene Corp. *	1,114,414	29,052,773
Cigna Group	595,728	159,285,753
Cooper Cos., Inc. *	445,037	31,459,666
CVS Health Corp.	2,820,990	175,183,479
DaVita, Inc. *	92,528	12,988,155
Dexcom, Inc. *	876,535	70,797,732
Edwards Lifesciences Corp. *	1,306,547	103,622,243
Elevance Health, Inc.	503,835	142,625,612
GE HealthCare Technologies, Inc.	1,021,839	72,877,558
HCA Healthcare, Inc.	386,265	136,733,947
Henry Schein, Inc. *	275,334	18,626,345
Hologic, Inc. *	496,225	33,157,755
SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	268,463	67,080,850
IDEXX Laboratories, Inc. *	179,467	95,891,013
Insulet Corp. *	156,906	45,251,690
Intuitive Surgical, Inc. *	799,271	384,521,285
Labcorp Holdings, Inc.	187,088	48,657,847
McKesson Corp.	279,000	193,497,660
Medtronic PLC	2,860,071	258,092,807
Molina Healthcare, Inc. *	120,600	19,039,122
Quest Diagnostics, Inc.	248,305	41,568,740
ResMed, Inc.	326,661	88,832,192
Solventum Corp. *	308,476	22,012,847
STERIS PLC	219,715	49,763,250
Stryker Corp.	767,005	301,225,874
UnitedHealth Group, Inc.	2,022,920	504,839,915
Universal Health Services, Inc., Class B	126,861	21,116,014
Zimmer Biomet Holdings, Inc.	438,720	40,208,688
		4,354,798,833

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	552,427	51,801,080
Clorox Co.	276,585	34,728,013
Colgate-Palmolive Co.	1,810,872	151,841,617
Estee Lauder Cos., Inc., Class A	523,895	48,900,359
Kenvue, Inc.	4,276,887	91,696,457
Kimberly-Clark Corp.	740,515	92,282,980
Procter & Gamble Co.	5,228,324	786,705,912
		1,257,956,418

Insurance 1.9%
Aflac, Inc.	1,084,595	107,765,359
Allstate Corp.	590,926	120,105,709
American International Group, Inc.	1,284,504	99,716,046
Aon PLC, Class A	481,546	171,290,728
Arch Capital Group Ltd.	829,918	71,422,743
Arthur J Gallagher & Co.	571,103	164,049,337
Assurant, Inc.	114,807	21,503,351
Brown & Brown, Inc.	625,366	57,139,691
Chubb Ltd.	831,065	221,096,533
Cincinnati Financial Corp.	350,232	51,662,722
Erie Indemnity Co., Class A	55,623	19,815,138
Everest Group Ltd.	95,671	32,126,322
Globe Life, Inc.	182,569	25,645,467
Hartford Insurance Group, Inc.	632,708	78,702,548
Loews Corp.	390,165	35,325,539
Marsh & McLennan Cos., Inc.	1,098,783	218,877,574
MetLife, Inc.	1,261,625	95,820,419
Principal Financial Group, Inc.	458,807	35,708,949
Progressive Corp.	1,307,278	316,413,567
Prudential Financial, Inc.	792,356	82,072,234
Travelers Cos., Inc.	504,270	131,231,225
W.R. Berkley Corp.	665,345	45,782,389
Willis Towers Watson PLC	222,147	70,156,244
		2,273,429,834

Materials 1.8%
Air Products & Chemicals, Inc.	496,273	142,867,071
Albemarle Corp.	260,072	17,645,885
Amcor PLC	5,126,120	47,929,222
Avery Dennison Corp.	174,199	29,225,366
Ball Corp.	619,870	35,493,756
CF Industries Holdings, Inc.	361,623	33,569,463
Corteva, Inc.	1,520,304	109,659,528
Dow, Inc.	1,567,177	36,499,552
DuPont de Nemours, Inc.	937,226	67,386,550
Eastman Chemical Co.	260,565	18,919,625
Ecolab, Inc.	562,688	147,289,211

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Freeport-McMoRan, Inc.	3,202,723	128,877,574
International Flavors & Fragrances, Inc.	571,508	40,594,213
International Paper Co.	1,178,643	55,089,774
Linde PLC	1,049,714	483,141,366
LyondellBasell Industries NV, Class A	573,539	33,225,114
Martin Marietta Materials, Inc.	134,323	77,219,606
Mosaic Co.	710,205	25,574,482
Newmont Corp.	2,481,981	154,131,020
Nucor Corp.	514,582	73,621,247
Packaging Corp. of America	198,754	38,508,588
PPG Industries, Inc.	505,536	53,334,048
Sherwin-Williams Co.	514,133	170,116,327
Smurfit WestRock PLC	1,106,190	49,092,712
Steel Dynamics, Inc.	307,822	39,265,774
Vulcan Materials Co.	293,605	80,644,485
		2,188,921,559

Media & Entertainment 8.9%
Alphabet, Inc., Class A	12,978,589	2,490,591,229
Alphabet, Inc., Class C	10,469,261	2,019,101,677
Charter Communications, Inc., Class A *	212,999	57,373,411
Comcast Corp., Class A	8,305,093	275,978,240
Electronic Arts, Inc.	509,633	77,713,936
Fox Corp., Class A	745,157	41,549,954
Interpublic Group of Cos., Inc.	827,231	20,349,883
Live Nation Entertainment, Inc. *	350,037	51,700,465
Match Group, Inc.	544,838	18,671,598
Meta Platforms, Inc., Class A	4,841,656	3,744,730,417
Netflix, Inc. *	949,023	1,100,297,266
News Corp., Class A	1,128,457	33,086,359
Omnicom Group, Inc.	432,737	31,178,701
Paramount Global, Class B	1,349,563	16,964,007
Take-Two Interactive Software, Inc. *	378,573	84,319,564
TKO Group Holdings, Inc.	150,125	25,222,501
Trade Desk, Inc., Class A *	996,396	86,646,596
Walt Disney Co.	4,008,970	477,508,417
Warner Bros Discovery, Inc. *	5,036,272	66,327,702
		10,719,311,923

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	3,939,075	744,563,957
Agilent Technologies, Inc.	634,217	72,814,454
Amgen, Inc.	1,199,083	353,849,393
Biogen, Inc. *	328,675	42,070,400
Bio-Techne Corp.	350,054	19,158,456
Bristol-Myers Squibb Co.	4,538,227	196,550,611
Charles River Laboratories International, Inc. *	109,177	18,520,786
Danaher Corp.	1,420,389	280,043,895
Eli Lilly & Co.	1,754,163	1,298,203,412
Gilead Sciences, Inc.	2,773,959	311,487,856
Incyte Corp. *	361,358	27,062,101
IQVIA Holdings, Inc. *	366,486	68,115,088
Johnson & Johnson	5,365,538	883,918,730
Merck & Co., Inc.	5,599,594	437,440,283
Mettler-Toledo International, Inc. *	46,502	57,368,587
Moderna, Inc. *	766,725	22,664,391
Pfizer, Inc.	12,678,355	295,278,888
Regeneron Pharmaceuticals, Inc.	231,529	126,289,808
Revvity, Inc.	263,049	23,122,007
Thermo Fisher Scientific, Inc.	841,811	393,698,169
Vertex Pharmaceuticals, Inc. *	572,657	261,629,804
Viatris, Inc.	2,625,765	22,949,186
Waters Corp. *	131,774	38,051,060
SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	159,785	38,230,159
Zoetis, Inc.	991,465	144,545,682
		6,177,627,163

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	656,762	102,284,114
CoStar Group, Inc. *	938,495	89,335,339
		191,619,453

Semiconductors & Semiconductor Equipment 13.4%
Advanced Micro Devices, Inc. *	3,615,728	637,489,004
Analog Devices, Inc.	1,106,026	248,446,620
Applied Materials, Inc.	1,811,742	326,222,265
Broadcom, Inc.	10,485,337	3,079,543,477
Enphase Energy, Inc. *	289,226	9,359,353
First Solar, Inc. *	239,063	41,771,478
Intel Corp.	9,727,252	192,599,590
KLA Corp.	294,897	259,223,310
Lam Research Corp.	2,852,431	270,524,556
Microchip Technology, Inc.	1,197,833	80,961,532
Micron Technology, Inc.	2,492,183	271,996,853
Monolithic Power Systems, Inc.	106,407	75,680,915
NVIDIA Corp.	54,384,206	9,673,318,721
NXP Semiconductors NV	563,362	120,429,895
ON Semiconductor Corp. *	930,436	52,439,373
QUALCOMM, Inc.	2,446,732	359,082,388
Skyworks Solutions, Inc.	335,612	23,002,847
Teradyne, Inc.	354,608	38,095,537
Texas Instruments, Inc.	2,025,891	366,807,824
		16,126,995,538

Software & Services 12.8%
Accenture PLC, Class A	1,396,037	372,881,483
Adobe, Inc. *	950,425	339,957,518
Akamai Technologies, Inc. *	325,262	24,820,743
Autodesk, Inc. *	477,097	144,612,872
Cadence Design Systems, Inc. *	608,883	221,980,475
Cognizant Technology Solutions Corp., Class A	1,097,881	78,783,941
Crowdstrike Holdings, Inc., Class A *	555,435	252,484,088
Datadog, Inc., Class A *	713,898	99,931,442
EPAM Systems, Inc. *	126,051	19,879,503
Fair Isaac Corp. *	54,445	78,222,220
Fortinet, Inc. *	1,419,558	141,813,844
Gartner, Inc. *	172,246	58,331,108
Gen Digital, Inc.	1,211,437	35,725,277
GoDaddy, Inc., Class A *	318,908	51,529,155
International Business Machines Corp.	2,072,554	524,667,045
Intuit, Inc.	623,423	489,468,100
Microsoft Corp.	16,574,559	8,842,527,227
Oracle Corp.	3,626,993	920,422,014
Palantir Technologies, Inc., Class A *	4,743,500	751,133,225
Palo Alto Networks, Inc. *	1,476,482	256,317,275
PTC, Inc. *	266,382	57,221,518
Roper Technologies, Inc.	239,758	131,962,803
Salesforce, Inc.	2,139,625	552,729,326
ServiceNow, Inc. *	461,610	435,353,623
Synopsys, Inc. *	412,877	261,545,193
Tyler Technologies, Inc. *	96,316	56,302,481
VeriSign, Inc.	187,575	50,433,290
Workday, Inc., Class A *	483,096	110,812,561
		15,361,849,350

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.7%
Amphenol Corp., Class A	2,697,403	287,300,393
Apple, Inc.	33,306,864	6,913,505,760
Arista Networks, Inc. *	2,296,575	282,983,971
CDW Corp.	292,142	50,943,722
Cisco Systems, Inc.	8,871,584	603,977,439
Corning, Inc.	1,720,559	108,808,151
Dell Technologies, Inc., Class C	668,900	88,756,341
F5, Inc. *	128,549	40,289,828
Hewlett Packard Enterprise Co.	2,932,444	60,672,266
HP, Inc.	2,095,584	51,970,483
Jabil, Inc.	239,393	53,425,336
Keysight Technologies, Inc. *	384,580	63,036,508
Motorola Solutions, Inc.	371,748	163,189,937
NetApp, Inc.	451,258	46,989,496
Seagate Technology Holdings PLC	473,603	74,360,407
Super Micro Computer, Inc. *	1,145,562	67,553,791
TE Connectivity PLC	662,385	136,285,714
Teledyne Technologies, Inc. *	104,400	57,526,488
Trimble, Inc. *	532,456	44,667,734
Western Digital Corp.	782,569	61,580,355
Zebra Technologies Corp., Class A *	113,795	38,578,781
		9,296,402,901

Telecommunication Services 0.9%
AT&T, Inc.	16,046,179	439,825,766
T-Mobile U.S., Inc.	1,063,457	253,538,783
Verizon Communications, Inc.	9,401,672	402,015,495
		1,095,380,044

Transportation 1.3%
CH Robinson Worldwide, Inc.	267,164	30,809,352
CSX Corp.	4,189,154	148,882,533
Delta Air Lines, Inc.	1,456,157	77,482,114
Expeditors International of Washington, Inc.	305,618	35,525,036
FedEx Corp.	491,561	109,858,968
JB Hunt Transport Services, Inc.	173,639	25,012,698
Norfolk Southern Corp.	501,778	139,494,284
Old Dominion Freight Line, Inc.	414,486	61,862,036
Southwest Airlines Co.	1,271,398	39,324,340
Uber Technologies, Inc. *	4,663,301	409,204,663
Union Pacific Corp.	1,332,370	295,746,169
United Airlines Holdings, Inc. *	730,011	64,467,271
United Parcel Service, Inc., Class B	1,636,210	140,975,854
		1,578,645,318

Utilities 2.4%
AES Corp.	1,572,336	20,676,218
Alliant Energy Corp.	571,909	37,179,804
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameren Corp.	603,849	61,067,249
American Electric Power Co., Inc.	1,191,254	134,778,478
American Water Works Co., Inc.	435,755	61,110,281
Atmos Energy Corp.	354,451	55,266,000
CenterPoint Energy, Inc.	1,456,906	56,557,091
CMS Energy Corp.	670,258	49,465,040
Consolidated Edison, Inc.	804,127	83,227,144
Constellation Energy Corp.	698,919	243,111,985
Dominion Energy, Inc.	1,901,722	111,155,651
DTE Energy Co.	462,427	64,004,521
Duke Energy Corp.	1,733,282	210,836,422
Edison International	863,321	44,996,291
Entergy Corp.	995,791	90,049,380
Evergy, Inc.	517,712	36,654,010
Eversource Energy	815,471	53,902,633
Exelon Corp.	2,251,263	101,171,759
FirstEnergy Corp.	1,143,608	48,843,498
NextEra Energy, Inc.	4,590,743	326,218,198
NiSource, Inc.	1,049,157	44,536,715
NRG Energy, Inc.	436,306	72,950,363
PG&E Corp.	4,883,354	68,464,623
Pinnacle West Capital Corp.	265,796	24,086,434
PPL Corp.	1,641,814	58,596,342
Public Service Enterprise Group, Inc.	1,113,598	99,989,964
Sempra	1,454,338	118,790,328
Southern Co.	2,450,891	231,560,182
Vistra Corp.	756,710	157,804,303
WEC Energy Group, Inc.	711,759	77,638,672
Xcel Energy, Inc.	1,286,176	94,456,765
		2,939,146,344
Total Common Stocks (Cost $45,620,453,534)		119,833,663,856
Total Investments in Securities (Cost $45,620,453,534)		119,833,663,856

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	1,360	433,449,000	2,237,734

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$225,922,626	$50,785,446	($1,607,841 )	$21,978	$95,337,625	$370,459,834	3,790,646	$2,821,730

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$119,833,663,856	$—	$—	$119,833,663,856
Futures Contracts [2]	2,237,734	—	—	2,237,734
Total	$119,835,901,590	$—	$—	$119,835,901,590

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.8%
Aptiv PLC *	71,095	4,879,961
Autoliv, Inc.	23,249	2,593,426
BorgWarner, Inc.	70,936	2,610,445
Ford Motor Co.	1,280,080	14,170,485
General Motors Co.	313,747	16,735,265
Gentex Corp.	72,704	1,920,840
Harley-Davidson, Inc.	35,703	868,654
Lear Corp.	17,523	1,652,244
Lucid Group, Inc. *(a)	371,270	913,324
Modine Manufacturing Co. *	17,123	2,304,071
Rivian Automotive, Inc., Class A *	267,621	3,444,282
Tesla, Inc. *	913,814	281,701,442
Thor Industries, Inc.	17,156	1,561,024
		335,355,463

Banks 3.6%
Bank of America Corp.	2,136,728	101,003,133
BOK Financial Corp.	7,325	743,707
Cadence Bank	59,154	2,061,517
Citigroup, Inc.	609,064	57,069,297
Citizens Financial Group, Inc.	141,755	6,764,549
Columbia Banking System, Inc.	70,158	1,669,760
Comerica, Inc.	42,796	2,891,726
Commerce Bancshares, Inc.	39,771	2,433,985
Cullen/Frost Bankers, Inc.	21,274	2,710,520
East West Bancorp, Inc.	45,176	4,528,894
Fifth Third Bancorp	218,842	9,097,262
First Citizens BancShares, Inc., Class A	3,560	7,101,346
First Financial Bankshares, Inc.	41,597	1,440,088
First Horizon Corp.	165,053	3,599,806
FNB Corp.	114,185	1,749,314
Glacier Bancorp, Inc.	39,169	1,716,777
Home BancShares, Inc.	58,471	1,646,543
Huntington Bancshares, Inc.	475,186	7,807,306
JPMorgan Chase & Co.	906,232	268,462,168
KeyCorp	324,197	5,809,610
M&T Bank Corp.	52,304	9,869,765
Old National Bancorp	103,385	2,182,457
Pinnacle Financial Partners, Inc.	25,092	2,205,336
PNC Financial Services Group, Inc.	128,823	24,511,152
Popular, Inc.	22,891	2,622,851
Prosperity Bancshares, Inc.	31,329	2,087,138
Regions Financial Corp.	290,551	7,359,657
SouthState Corp.	31,949	3,008,637
Synovus Financial Corp.	46,085	2,177,055
Truist Financial Corp.	426,312	18,634,097
U.S. Bancorp	508,003	22,839,815
UMB Financial Corp.	23,269	2,559,357
United Bankshares, Inc.	47,188	1,676,118
Webster Financial Corp.	54,861	3,162,737
Wells Fargo & Co.	1,061,107	85,557,057
Western Alliance Bancorp	35,185	2,728,949
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	22,450	2,873,151
Zions Bancorp NA	48,872	2,620,517
		688,983,154

Capital Goods 6.9%
3M Co.	175,516	26,190,498
A.O. Smith Corp.	37,247	2,636,715
AAON, Inc.	22,465	1,875,828
Acuity, Inc.	9,777	3,044,069
Advanced Drainage Systems, Inc.	22,786	2,614,693
AECOM	43,606	4,916,140
AeroVironment, Inc. *	10,380	2,778,103
AGCO Corp.	20,523	2,421,098
Air Lease Corp., Class A	34,577	1,915,566
Allegion PLC	27,710	4,597,643
Allison Transmission Holdings, Inc.	27,485	2,475,574
AMETEK, Inc.	75,322	13,923,272
API Group Corp. *	118,039	4,257,649
Applied Industrial Technologies, Inc.	12,406	3,368,229
Armstrong World Industries, Inc.	13,979	2,630,428
ATI, Inc. *	46,564	3,582,634
Axon Enterprise, Inc. *	24,135	18,233,751
Boeing Co. *	245,950	54,561,548
Boise Cascade Co.	12,293	1,030,276
Builders FirstSource, Inc. *	36,043	4,582,147
BWX Technologies, Inc.	29,619	4,500,015
Carlisle Cos., Inc.	14,124	5,009,924
Carrier Global Corp.	259,198	17,786,167
Caterpillar, Inc.	153,258	67,130,069
CNH Industrial NV	285,348	3,698,110
Comfort Systems USA, Inc.	11,547	8,121,005
Core & Main, Inc., Class A *	61,255	3,898,268
Crane Co.	16,180	3,167,559
CSW Industrials, Inc.	5,606	1,454,645
Cummins, Inc.	45,047	16,560,178
Curtiss-Wright Corp.	12,232	5,996,371
Deere & Co.	82,434	43,225,917
Donaldson Co., Inc.	39,362	2,832,883
Dover Corp.	44,862	8,126,303
Dycom Industries, Inc. *	9,476	2,547,244
Eaton Corp. PLC	127,613	49,095,273
EMCOR Group, Inc.	14,614	9,170,139
Emerson Electric Co.	183,800	26,744,738
Esab Corp.	18,535	2,486,841
Everus Construction Group, Inc. *	16,477	1,223,582
Fastenal Co.	372,473	17,182,179
Federal Signal Corp.	19,668	2,489,379
Ferguson Enterprises, Inc.	64,809	14,473,794
Flowserve Corp.	41,348	2,317,142
Fluor Corp. *	53,879	3,058,711
Fortive Corp.	110,609	5,301,489
Fortune Brands Innovations, Inc.	39,228	2,139,495
FTAI Aviation Ltd.	33,386	4,594,247
GATX Corp.	11,668	1,781,587
GE Vernova, Inc.	88,887	58,691,197
Generac Holdings, Inc. *	19,489	3,794,313
General Dynamics Corp.	82,156	25,600,631
General Electric Co.	347,710	94,257,227
Graco, Inc.	54,768	4,599,417
HEICO Corp.	32,137	10,502,372

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hexcel Corp.	25,747	1,542,503
Honeywell International, Inc.	209,572	46,598,334
Howmet Aerospace, Inc.	131,739	23,682,720
Hubbell, Inc., Class B	17,274	7,557,030
Huntington Ingalls Industries, Inc.	12,547	3,498,856
IDEX Corp.	24,451	3,997,983
Illinois Tool Works, Inc.	87,218	22,325,191
Ingersoll Rand, Inc.	131,683	11,144,332
ITT, Inc.	25,683	4,365,083
Johnson Controls International PLC	214,228	22,493,940
L3Harris Technologies, Inc.	60,903	16,737,362
Lennox International, Inc.	10,439	6,357,351
Leonardo DRS, Inc.	25,751	1,071,242
Lincoln Electric Holdings, Inc.	18,299	4,455,806
Loar Holdings, Inc. *	8,848	653,956
Lockheed Martin Corp.	68,012	28,631,692
Masco Corp.	68,292	4,652,734
MasTec, Inc. *	19,933	3,771,523
Middleby Corp. *	17,136	2,488,147
Moog, Inc., Class A	9,170	1,775,129
Mueller Industries, Inc.	35,138	2,999,731
NEXTracker, Inc., Class A *	46,714	2,721,558
Nordson Corp.	17,591	3,768,168
Northrop Grumman Corp.	44,170	25,468,864
nVent Electric PLC	53,535	4,198,215
Oshkosh Corp.	20,812	2,633,342
Otis Worldwide Corp.	128,949	11,049,640
Owens Corning	27,553	3,841,715
PACCAR, Inc.	171,087	16,896,552
Parker-Hannifin Corp.	41,715	30,531,208
Pentair PLC	53,798	5,498,156
Quanta Services, Inc.	48,370	19,644,508
QXO, Inc. *	157,385	3,157,143
RBC Bearings, Inc. *	10,215	3,956,678
Regal Rexnord Corp.	21,589	3,300,526
Rockwell Automation, Inc.	36,714	12,912,681
RTX Corp.	436,012	68,702,411
Sensata Technologies Holding PLC	50,093	1,540,861
Simpson Manufacturing Co., Inc.	13,349	2,395,211
SiteOne Landscape Supply, Inc. *	14,138	1,948,641
Snap-on, Inc.	17,108	5,494,919
SPX Technologies, Inc. *	14,890	2,715,787
Stanley Black & Decker, Inc.	50,513	3,417,204
Textron, Inc.	58,670	4,562,766
Timken Co.	20,293	1,544,094
Toro Co.	32,150	2,387,137
Trane Technologies PLC	72,769	31,878,644
TransDigm Group, Inc.	18,352	29,518,458
Trex Co., Inc. *	34,858	2,239,278
UFP Industries, Inc.	19,682	1,928,836
United Rentals, Inc.	21,243	18,756,294
Valmont Industries, Inc.	6,611	2,406,073
Vertiv Holdings Co., Class A	123,746	18,017,418
Watsco, Inc.	11,333	5,109,823
Watts Water Technologies, Inc., Class A	9,019	2,365,864
WESCO International, Inc.	14,386	2,977,327
Westinghouse Air Brake Technologies Corp.	55,961	10,747,310
WillScot Holdings Corp.	56,847	1,668,459
Woodward, Inc.	19,471	5,005,605
WW Grainger, Inc.	14,273	14,837,354
Xylem, Inc.	79,189	11,452,313
Zurn Elkay Water Solutions Corp.	45,626	2,018,951
		1,321,210,909

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	49,366	1,232,669
Automatic Data Processing, Inc.	132,383	40,972,539
Booz Allen Hamilton Holding Corp., Class A	41,341	4,437,130
Broadridge Financial Solutions, Inc.	38,469	9,521,462
CACI International, Inc., Class A *	7,309	3,366,306
Casella Waste Systems, Inc., Class A *	20,149	2,190,801
Cintas Corp.	111,687	24,855,942
Clarivate PLC *	132,037	508,342
Clean Harbors, Inc. *	16,224	3,825,781
Concentrix Corp.	15,290	794,621
Copart, Inc. *	287,674	13,040,262
Dayforce, Inc. *	52,899	3,050,685
Dun & Bradstreet Holdings, Inc.	100,447	914,068
Equifax, Inc.	40,468	9,721,628
ExlService Holdings, Inc. *	53,969	2,343,874
Exponent, Inc.	16,733	1,153,908
FTI Consulting, Inc. *	11,045	1,837,336
Genpact Ltd.	52,540	2,314,387
Jacobs Solutions, Inc.	39,144	5,553,359
KBR, Inc.	42,568	1,989,628
Leidos Holdings, Inc.	42,031	6,710,249
Maximus, Inc.	18,664	1,378,523
MSA Safety, Inc.	12,850	2,285,630
Parsons Corp. *	15,099	1,120,346
Paychex, Inc.	104,840	15,131,557
Paycom Software, Inc.	15,941	3,690,979
Paylocity Holding Corp. *	14,139	2,614,018
RB Global, Inc.	60,737	6,575,388
Republic Services, Inc., Class A	66,200	15,269,030
Robert Half, Inc.	31,329	1,156,353
Rollins, Inc.	91,657	5,249,196
Science Applications International Corp.	15,304	1,706,090
SS&C Technologies Holdings, Inc.	69,956	5,979,839
Tetra Tech, Inc.	85,788	3,151,851
TransUnion	64,212	6,112,340
Veralto Corp.	80,861	8,476,659
Verisk Analytics, Inc., Class A	45,653	12,723,948
Waste Management, Inc.	119,627	27,413,723
		260,370,447

Consumer Discretionary Distribution & Retail 5.7%
Abercrombie & Fitch Co., Class A *	15,591	1,497,048
Amazon.com, Inc. *	3,081,256	721,352,842
AutoNation, Inc. *	8,182	1,576,180
AutoZone, Inc. *	5,471	20,616,807
Bath & Body Works, Inc.	71,310	2,065,138
Best Buy Co., Inc.	62,722	4,080,693
Burlington Stores, Inc. *	20,245	5,526,075
CarMax, Inc. *	49,777	2,817,876
Carvana Co., Class A *	40,526	15,812,029
Dick's Sporting Goods, Inc.	18,341	3,879,305
eBay, Inc.	150,733	13,829,753
Etsy, Inc. *	34,189	1,992,193
Floor & Decor Holdings, Inc., Class A *	35,004	2,682,707
GameStop Corp., Class A *	132,496	2,974,535
Gap, Inc.	72,258	1,406,141
Genuine Parts Co.	44,672	5,757,327
Home Depot, Inc.	324,104	119,111,461
Lithia Motors, Inc., Class A	8,419	2,424,672
LKQ Corp.	83,198	2,451,845
Lowe's Cos., Inc.	182,374	40,773,355
Murphy USA, Inc.	5,812	2,106,734

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	20,340	2,779,054
O'Reilly Automotive, Inc. *	279,034	27,434,623
Penske Automotive Group, Inc.	5,885	985,208
Pool Corp.	12,381	3,815,081
Ross Stores, Inc.	107,353	14,657,979
TJX Cos., Inc.	363,618	45,281,350
Tractor Supply Co.	172,901	9,846,712
Ulta Beauty, Inc. *	14,736	7,589,187
Valvoline, Inc. *	42,059	1,482,580
Williams-Sonoma, Inc.	40,294	7,536,993
		1,096,143,483

Consumer Durables & Apparel 0.7%
Brunswick Corp.	22,835	1,331,052
Champion Homes, Inc. *	17,149	1,044,374
Columbia Sportswear Co.	10,384	587,423
Crocs, Inc. *	18,144	1,809,501
Deckers Outdoor Corp. *	49,316	5,235,880
DR Horton, Inc.	89,584	12,796,179
Garmin Ltd.	50,186	10,978,689
Hasbro, Inc.	43,117	3,240,674
Installed Building Products, Inc.	7,599	1,537,202
KB Home	23,752	1,312,536
Lennar Corp., Class A	79,329	8,899,127
Lululemon Athletica, Inc. *	36,034	7,225,898
Mattel, Inc. *	105,321	1,791,510
Meritage Homes Corp.	23,448	1,578,988
Mohawk Industries, Inc. *	17,002	1,946,899
NIKE, Inc., Class B	384,881	28,746,762
NVR, Inc. *	947	7,149,367
PulteGroup, Inc.	65,120	7,353,350
PVH Corp.	15,651	1,149,097
Ralph Lauren Corp., Class A	12,905	3,855,369
SharkNinja, Inc. *	22,474	2,609,231
Skechers USA, Inc., Class A *	41,883	2,649,100
Somnigroup International, Inc.	68,514	4,959,043
Tapestry, Inc.	67,779	7,322,165
Taylor Morrison Home Corp., Class A *	32,191	1,908,283
Toll Brothers, Inc.	31,987	3,785,981
TopBuild Corp. *	9,274	3,435,368
VF Corp.	107,006	1,254,110
Whirlpool Corp.	17,925	1,488,492
		138,981,650

Consumer Services 2.2%
ADT, Inc.	156,115	1,303,560
Airbnb, Inc., Class A *	141,028	18,673,517
Aramark	84,923	3,614,323
Booking Holdings, Inc.	10,617	58,436,605
Boyd Gaming Corp.	19,549	1,659,710
Bright Horizons Family Solutions, Inc. *	18,573	2,100,606
Caesars Entertainment, Inc. *	70,442	1,879,393
Carnival Corp. *	342,376	10,192,534
Cava Group, Inc. *	26,572	2,338,602
Chipotle Mexican Grill, Inc., Class A *	439,804	18,858,796
Choice Hotels International, Inc. (a)	6,658	850,293
Churchill Downs, Inc.	23,322	2,496,387
Darden Restaurants, Inc.	38,138	7,691,290
Domino's Pizza, Inc.	11,080	5,132,367
DoorDash, Inc., Class A *	111,919	28,007,730
DraftKings, Inc., Class A *	162,155	7,303,461
Duolingo, Inc. *	12,813	4,440,345
Expedia Group, Inc.	39,446	7,108,958
Flutter Entertainment PLC *	57,647	17,424,382
H&R Block, Inc.	43,091	2,341,565
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	77,527	20,783,438
Hyatt Hotels Corp., Class A	13,709	1,932,558
Las Vegas Sands Corp.	111,227	5,828,295
Life Time Group Holdings, Inc. *	41,093	1,180,191
Light & Wonder, Inc. *	27,532	2,651,882
Marriott International, Inc., Class A	73,871	19,489,386
McDonald's Corp.	233,362	70,024,935
MGM Resorts International *	67,215	2,449,987
Norwegian Cruise Line Holdings Ltd. *	145,423	3,717,012
Planet Fitness, Inc., Class A *	27,546	3,007,748
Royal Caribbean Cruises Ltd.	81,594	25,936,285
Service Corp. International	46,753	3,567,721
Starbucks Corp.	370,455	33,029,768
Texas Roadhouse, Inc., Class A	21,694	4,016,210
Vail Resorts, Inc.	12,178	1,829,866
Viking Holdings Ltd. *	56,490	3,317,093
Wingstop, Inc.	9,110	3,437,567
Wyndham Hotels & Resorts, Inc.	24,367	2,095,562
Wynn Resorts Ltd.	29,213	3,185,093
Yum! Brands, Inc.	90,537	13,050,909
		426,385,930

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	133,044	2,557,106
BJ's Wholesale Club Holdings, Inc. *	43,118	4,566,196
Casey's General Stores, Inc.	11,981	6,231,678
Costco Wholesale Corp.	144,669	135,936,779
Dollar General Corp.	71,766	7,528,253
Dollar Tree, Inc. *	64,493	7,323,180
Kroger Co.	200,054	14,023,785
Maplebear, Inc. *	53,924	2,586,734
Performance Food Group Co. *	50,666	5,086,866
Sprouts Farmers Market, Inc. *	31,977	4,845,795
Sysco Corp.	158,083	12,583,407
Target Corp.	148,181	14,892,191
U.S. Foods Holding Corp. *	75,806	6,316,914
Walgreens Boots Alliance, Inc.	235,518	2,741,430
Walmart, Inc.	1,408,848	138,038,927
		365,259,241

Energy 3.0%
Antero Midstream Corp.	107,769	1,977,561
Antero Resources Corp. *	94,326	3,294,807
APA Corp.	114,689	2,212,351
Baker Hughes Co., Class A	323,840	14,588,992
Cheniere Energy, Inc.	72,060	16,997,513
Chevron Corp.	622,133	94,340,248
Chord Energy Corp.	18,708	2,064,054
Civitas Resources, Inc.	28,633	869,298
ConocoPhillips	411,734	39,254,720
Coterra Energy, Inc.	248,714	6,066,134
Devon Energy Corp.	209,383	6,955,703
Diamondback Energy, Inc.	61,237	9,103,492
DT Midstream, Inc.	32,724	3,361,737
EOG Resources, Inc.	178,173	21,384,323
EQT Corp.	195,621	10,514,629
Expand Energy Corp.	70,595	7,396,944
Exxon Mobil Corp.	1,405,523	156,912,588
Halliburton Co.	280,290	6,278,496
HF Sinclair Corp.	52,612	2,311,771
Kinder Morgan, Inc.	630,189	17,683,103
Marathon Petroleum Corp.	100,322	17,073,801
Matador Resources Co.	38,552	1,922,974
Murphy Oil Corp.	42,149	1,045,717
Noble Corp. PLC	41,457	1,111,462
NOV, Inc.	125,792	1,582,463

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Occidental Petroleum Corp.	231,376	10,166,661
ONEOK, Inc.	203,776	16,732,047
Ovintiv, Inc.	83,417	3,435,112
Permian Resources Corp., Class A	211,997	3,001,878
Phillips 66	133,106	16,449,240
Range Resources Corp.	77,761	2,855,384
Schlumberger NV	487,710	16,484,598
Targa Resources Corp.	70,471	11,727,079
TechnipFMC PLC	136,732	4,972,943
Texas Pacific Land Corp.	6,126	5,930,764
Valero Energy Corp.	102,281	14,044,204
Weatherford International PLC	23,272	1,316,032
Williams Cos., Inc.	397,185	23,811,241
		577,232,064

Equity Real Estate Investment Trusts (REITs) 2.0%
Agree Realty Corp.	35,708	2,560,264
Alexandria Real Estate Equities, Inc.	49,794	3,805,755
American Homes 4 Rent, Class A	102,700	3,562,663
American Tower Corp.	152,731	31,827,613
Americold Realty Trust, Inc.	84,882	1,364,903
AvalonBay Communities, Inc.	46,370	8,637,804
Brixmor Property Group, Inc.	98,553	2,575,190
BXP, Inc.	47,347	3,097,914
Camden Property Trust	34,508	3,768,274
Crown Castle, Inc.	142,015	14,924,356
CubeSmart	74,948	2,916,227
Digital Realty Trust, Inc.	102,957	18,165,733
EastGroup Properties, Inc.	17,573	2,868,617
Equinix, Inc.	31,935	25,074,404
Equity LifeStyle Properties, Inc.	62,569	3,749,134
Equity Residential	111,379	7,039,153
Essential Properties Realty Trust, Inc.	65,011	1,982,185
Essex Property Trust, Inc.	20,913	5,441,144
Extra Space Storage, Inc.	69,311	9,312,626
Federal Realty Investment Trust	25,288	2,330,542
First Industrial Realty Trust, Inc.	42,795	2,084,972
Gaming & Leisure Properties, Inc.	90,335	4,117,469
Healthcare Realty Trust, Inc., Class A	113,306	1,740,380
Healthpeak Properties, Inc.	227,794	3,858,830
Host Hotels & Resorts, Inc.	223,333	3,510,795
Invitation Homes, Inc.	185,934	5,698,877
Iron Mountain, Inc.	95,876	9,334,487
Kimco Realty Corp.	223,805	4,751,380
Kite Realty Group Trust	73,794	1,621,992
Lamar Advertising Co., Class A	28,236	3,451,851
Lineage, Inc.	19,172	827,272
Mid-America Apartment Communities, Inc.	37,958	5,406,358
Millrose Properties, Inc., Class A	40,099	1,202,569
NNN REIT, Inc.	62,853	2,593,315
Omega Healthcare Investors, Inc.	94,685	3,683,247
Prologis, Inc.	302,885	32,342,060
Public Storage	51,539	14,015,516
Realty Income Corp.	294,756	16,544,654
Regency Centers Corp.	53,054	3,788,056
Rexford Industrial Realty, Inc.	77,319	2,824,463
Ryman Hospitality Properties, Inc.	19,484	1,852,149
SBA Communications Corp., Class A	35,122	7,892,616
Simon Property Group, Inc.	99,719	16,332,975
STAG Industrial, Inc.	60,405	2,073,704
Sun Communities, Inc.	38,998	4,836,922
Terreno Realty Corp.	33,832	1,877,338
UDR, Inc.	97,969	3,849,202
Ventas, Inc.	147,252	9,892,389
VICI Properties, Inc., Class A	344,677	11,236,470
Vornado Realty Trust	55,092	2,116,635
Welltower, Inc.	202,747	33,467,447
SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	237,557	5,950,803
WP Carey, Inc.	71,057	4,559,017
		384,340,711

Financial Services 8.5%
Affiliated Managers Group, Inc.	9,156	1,921,570
Affirm Holdings, Inc. *	84,078	5,764,388
AGNC Investment Corp.	333,292	3,142,944
Ally Financial, Inc.	91,399	3,459,452
American Express Co.	180,372	53,987,143
Ameriprise Financial, Inc.	30,998	16,062,854
Annaly Capital Management, Inc.	197,484	4,014,850
Apollo Global Management, Inc.	147,385	21,417,988
ARES Management Corp., Class A	66,109	12,265,203
Bank of New York Mellon Corp.	233,317	23,670,010
Berkshire Hathaway, Inc., Class B *	598,055	282,210,193
Blackrock, Inc.	47,490	52,524,415
Blackstone, Inc.	237,648	41,103,598
Block, Inc. *	180,801	13,968,685
Blue Owl Capital, Inc., Class A	188,773	3,652,758
Capital One Financial Corp.	208,830	44,898,450
Carlyle Group, Inc.	68,752	4,170,496
Cboe Global Markets, Inc.	34,149	8,231,275
Charles Schwab Corp. (b)	553,250	54,069,122
CME Group, Inc.	117,513	32,701,518
Coinbase Global, Inc., Class A *	68,975	26,055,996
Corebridge Financial, Inc.	83,146	2,956,672
Corpay, Inc. *	22,985	7,425,304
Credit Acceptance Corp. *	1,984	972,716
Enact Holdings, Inc.	9,991	347,287
Equitable Holdings, Inc.	99,223	5,095,101
Essent Group Ltd.	33,690	1,886,303
Evercore, Inc., Class A	11,558	3,480,576
FactSet Research Systems, Inc.	12,441	5,012,479
Fidelity National Information Services, Inc.	171,347	13,606,665
FirstCash Holdings, Inc.	12,765	1,701,447
Fiserv, Inc. *	180,545	25,084,922
Franklin Resources, Inc.	99,212	2,381,088
Global Payments, Inc.	79,456	6,352,507
Goldman Sachs Group, Inc.	100,053	72,397,350
Hamilton Lane, Inc., Class A	13,736	2,091,993
Houlihan Lokey, Inc., Class A	17,473	3,331,402
Interactive Brokers Group, Inc., Class A	141,682	9,288,672
Intercontinental Exchange, Inc.	186,725	34,512,382
Invesco Ltd.	142,368	2,991,152
Jack Henry & Associates, Inc.	23,621	4,011,200
Jackson Financial, Inc., Class A	23,422	2,050,830
Janus Henderson Group PLC	41,519	1,797,773
Jefferies Financial Group, Inc.	53,200	3,067,512
KKR & Co., Inc.	221,024	32,397,698
Lazard, Inc.	36,704	1,907,874
LPL Financial Holdings, Inc.	25,923	10,258,509
MarketAxess Holdings, Inc.	12,381	2,544,295
Mastercard, Inc., Class A	264,504	149,833,581
MGIC Investment Corp.	77,209	1,999,713
Moody's Corp.	50,463	26,025,283
Morgan Stanley	402,685	57,366,505
Morningstar, Inc.	8,804	2,433,954
Mr. Cooper Group, Inc. *	20,775	3,235,083
MSCI, Inc., Class A	25,246	14,172,095
Nasdaq, Inc.	135,235	13,012,312
Northern Trust Corp.	63,871	8,303,230
OneMain Holdings, Inc.	37,750	2,181,572
PayPal Holdings, Inc. *	317,507	21,831,781
PennyMac Financial Services, Inc.	10,352	964,185
Radian Group, Inc.	46,021	1,500,745

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	59,227	9,898,608
Rithm Capital Corp.	178,108	2,142,639
Robinhood Markets, Inc., Class A *	233,179	24,029,096
S&P Global, Inc.	102,377	56,419,965
SEI Investments Co.	31,199	2,749,256
Shift4 Payments, Inc., Class A *	21,575	2,222,225
SoFi Technologies, Inc. *	386,534	8,727,938
Starwood Property Trust, Inc.	113,250	2,203,845
State Street Corp.	92,999	10,392,638
Stifel Financial Corp.	33,457	3,818,113
Synchrony Financial	124,020	8,640,473
T. Rowe Price Group, Inc.	71,651	7,268,994
Toast, Inc., Class A *	143,341	7,000,774
Tradeweb Markets, Inc., Class A	38,296	5,305,911
Visa, Inc., Class A	557,926	192,746,695
Voya Financial, Inc.	30,676	2,147,320
WEX, Inc. *	11,417	1,937,237
		1,618,756,383

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	549,535	34,038,198
Archer-Daniels-Midland Co.	157,135	8,513,574
Brown-Forman Corp., Class B	77,802	2,244,588
Bunge Global SA	43,802	3,493,648
Campbell's Co.	64,545	2,060,276
Celsius Holdings, Inc. *	52,286	2,370,647
Coca-Cola Co.	1,263,224	85,760,277
Coca-Cola Consolidated, Inc.	19,220	2,147,835
Conagra Brands, Inc.	154,301	2,817,536
Constellation Brands, Inc., Class A	49,970	8,346,989
Darling Ingredients, Inc. *	51,251	1,659,507
Flowers Foods, Inc.	65,348	1,035,766
Freshpet, Inc. *	15,828	1,081,369
General Mills, Inc.	178,812	8,758,212
Hershey Co.	48,170	8,965,882
Hormel Foods Corp.	93,138	2,616,246
Ingredion, Inc.	20,986	2,760,499
J.M. Smucker Co.	34,892	3,745,307
Kellanova	87,656	6,997,579
Keurig Dr. Pepper, Inc.	442,951	14,462,350
Kraft Heinz Co.	281,528	7,730,759
Lamb Weston Holdings, Inc.	46,319	2,643,425
Marzetti Co.	6,244	1,109,934
McCormick & Co., Inc. - Non Voting Shares	82,000	5,791,660
Molson Coors Beverage Co., Class B	55,872	2,722,084
Mondelez International, Inc., Class A	422,211	27,312,830
Monster Beverage Corp. *	228,687	13,435,361
PepsiCo, Inc.	447,432	61,709,822
Philip Morris International, Inc.	507,727	83,292,614
Pilgrim's Pride Corp.	13,039	617,918
Post Holdings, Inc. *	14,688	1,554,137
Tyson Foods, Inc., Class A	93,201	4,874,412
		416,671,241

Health Care Equipment & Services 3.6%
Abbott Laboratories	567,674	71,634,782
Acadia Healthcare Co., Inc. *	29,408	640,212
Align Technology, Inc. *	22,289	2,875,504
Baxter International, Inc.	167,577	3,646,476
Becton Dickinson & Co.	93,068	16,589,371
Boston Scientific Corp. *	483,044	50,680,976
Cardinal Health, Inc.	77,930	12,096,295
Cencora, Inc.	56,256	16,093,716
Centene Corp. *	162,292	4,230,952
Chemed Corp.	4,666	1,923,792
Cigna Group	87,196	23,314,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Cooper Cos., Inc. *	64,229	4,540,348
CorVel Corp. *	8,847	783,844
CVS Health Corp.	412,489	25,615,567
DaVita, Inc. *	13,473	1,891,205
DENTSPLY SIRONA, Inc.	63,908	914,523
Dexcom, Inc. *	127,261	10,278,871
Edwards Lifesciences Corp. *	190,989	15,147,338
Elevance Health, Inc.	73,545	20,819,119
Encompass Health Corp.	32,873	3,619,646
Ensign Group, Inc.	19,063	2,859,450
GE HealthCare Technologies, Inc.	149,269	10,645,865
Glaukos Corp. *	18,780	1,616,770
Globus Medical, Inc., Class A *	37,260	1,960,994
HCA Healthcare, Inc.	56,537	20,013,533
HealthEquity, Inc. *	28,099	2,725,603
Henry Schein, Inc. *	39,916	2,700,317
Hologic, Inc. *	72,174	4,822,667
Humana, Inc.	39,375	9,838,631
IDEXX Laboratories, Inc. *	26,264	14,033,118
Inspire Medical Systems, Inc. *	9,162	1,141,035
Insulet Corp. *	22,742	6,558,793
Intuitive Surgical, Inc. *	116,955	56,265,881
Labcorp Holdings, Inc.	27,434	7,135,035
Lantheus Holdings, Inc. *	22,718	1,617,294
Masimo Corp. *	15,034	2,312,079
McKesson Corp.	40,787	28,287,416
Medtronic PLC	418,190	37,737,466
Merit Medical Systems, Inc. *	19,844	1,683,962
Molina Healthcare, Inc. *	17,682	2,791,457
Option Care Health, Inc. *	52,583	1,543,311
PACS Group, Inc. *	12,094	133,760
Penumbra, Inc. *	12,511	3,156,150
Quest Diagnostics, Inc.	36,823	6,164,538
ResMed, Inc.	48,005	13,054,480
Solventum Corp. *	45,846	3,271,571
STERIS PLC	31,807	7,203,967
Stryker Corp.	112,353	44,124,394
Teleflex, Inc.	14,258	1,703,831
Tenet Healthcare Corp. *	30,085	4,852,109
UnitedHealth Group, Inc.	295,832	73,827,834
Universal Health Services, Inc., Class B	18,936	3,151,897
Veeva Systems, Inc., Class A *	48,883	13,892,549
Zimmer Biomet Holdings, Inc.	64,865	5,944,877
		686,109,637

Household & Personal Products 1.0%
BellRing Brands, Inc. *	40,364	2,203,067
Church & Dwight Co., Inc.	80,642	7,561,800
Clorox Co.	40,306	5,060,822
Colgate-Palmolive Co.	263,888	22,127,009
Coty, Inc., Class A *	117,200	568,420
elf Beauty, Inc. *	18,593	2,253,286
Estee Lauder Cos., Inc., Class A	76,121	7,105,134
Kenvue, Inc.	625,264	13,405,660
Kimberly-Clark Corp.	108,497	13,520,896
Procter & Gamble Co.	764,584	115,046,955
Reynolds Consumer Products, Inc.	17,315	389,414
		189,242,463

Insurance 2.0%
Aflac, Inc.	158,918	15,790,092
Allstate Corp.	86,145	17,508,971
American Financial Group, Inc.	23,413	2,924,284
American International Group, Inc.	188,271	14,615,478
Aon PLC, Class A	70,491	25,074,354
Arch Capital Group Ltd.	121,537	10,459,474

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arthur J Gallagher & Co.	83,610	24,016,972
Assurant, Inc.	16,757	3,138,586
Axis Capital Holdings Ltd.	22,712	2,131,294
Brown & Brown, Inc.	91,385	8,349,847
Chubb Ltd.	121,442	32,308,430
Cincinnati Financial Corp.	51,072	7,533,631
CNA Financial Corp.	6,753	299,360
Erie Indemnity Co., Class A	8,119	2,892,313
Everest Group Ltd.	13,879	4,660,568
F&G Annuities & Life, Inc.	5,666	180,802
Fidelity National Financial, Inc.	84,690	4,779,057
First American Financial Corp.	34,161	2,051,368
Globe Life, Inc.	26,716	3,752,797
Hanover Insurance Group, Inc.	11,702	2,008,414
Hartford Insurance Group, Inc.	92,780	11,540,904
Kinsale Capital Group, Inc.	7,207	3,176,053
Lincoln National Corp.	53,945	2,055,844
Loews Corp.	56,666	5,130,540
Markel Group, Inc. *	4,142	8,318,337
Marsh & McLennan Cos., Inc.	160,901	32,051,479
MetLife, Inc.	183,918	13,968,572
Old Republic International Corp.	72,675	2,628,655
Primerica, Inc.	10,616	2,819,928
Principal Financial Group, Inc.	67,058	5,219,124
Progressive Corp.	191,146	46,264,978
Prudential Financial, Inc.	114,978	11,909,421
Reinsurance Group of America, Inc.	21,350	4,108,808
RenaissanceRe Holdings Ltd.	15,784	3,847,192
RLI Corp.	27,184	1,793,872
Ryan Specialty Holdings, Inc., Class A	34,769	2,127,515
Selective Insurance Group, Inc.	20,045	1,562,909
Travelers Cos., Inc.	73,799	19,205,452
Unum Group	52,159	3,745,538
W.R. Berkley Corp.	98,229	6,759,137
Willis Towers Watson PLC	32,349	10,216,138
		382,926,488

Materials 2.1%
Air Products & Chemicals, Inc.	72,361	20,831,285
Albemarle Corp.	39,146	2,656,056
Alcoa Corp.	84,336	2,527,550
Amcor PLC	743,935	6,955,792
Anglogold Ashanti PLC	140,759	6,510,104
AptarGroup, Inc.	21,345	3,354,153
Avery Dennison Corp.	25,487	4,275,954
Axalta Coating Systems Ltd. *	70,587	1,999,024
Balchem Corp.	10,805	1,647,438
Ball Corp.	90,540	5,184,320
Cabot Corp.	17,524	1,264,882
Carpenter Technology Corp.	16,304	4,066,055
Celanese Corp., Class A	35,470	1,852,598
CF Industries Holdings, Inc.	52,907	4,911,357
Cleveland-Cliffs, Inc. *	157,603	1,657,984
Commercial Metals Co.	36,121	1,873,235
Corteva, Inc.	222,573	16,054,190
CRH PLC	219,951	20,994,323
Crown Holdings, Inc.	37,314	3,707,519
Dow, Inc.	231,798	5,398,575
DuPont de Nemours, Inc.	136,229	9,794,865
Eagle Materials, Inc.	10,561	2,368,727
Eastman Chemical Co.	37,642	2,733,186
Ecolab, Inc.	82,277	21,536,828
Element Solutions, Inc.	69,683	1,644,519
FMC Corp.	39,873	1,556,642
Freeport-McMoRan, Inc.	469,654	18,898,877
Graphic Packaging Holding Co.	97,603	2,182,403
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	83,462	5,928,306
International Paper Co.	172,484	8,061,902
Linde PLC	153,503	70,651,291
Louisiana-Pacific Corp.	19,391	1,753,140
LyondellBasell Industries NV, Class A	84,023	4,867,452
Martin Marietta Materials, Inc.	19,689	11,318,812
Mosaic Co.	103,329	3,720,877
NewMarket Corp.	2,468	1,695,516
Newmont Corp.	362,723	22,525,098
Nucor Corp.	75,204	10,759,436
Olin Corp.	37,941	718,603
Packaging Corp. of America	29,073	5,632,894
PPG Industries, Inc.	74,410	7,850,255
Reliance, Inc.	17,097	4,960,353
Royal Gold, Inc.	21,236	3,215,555
RPM International, Inc.	42,035	4,935,329
Sealed Air Corp.	50,093	1,466,222
Sherwin-Williams Co.	75,261	24,902,360
Silgan Holdings, Inc.	27,392	1,274,550
Smurfit WestRock PLC	163,351	7,249,517
Sonoco Products Co.	30,668	1,382,207
Steel Dynamics, Inc.	44,940	5,732,546
Vulcan Materials Co.	43,370	11,912,438
Westlake Corp.	10,192	808,226
		401,761,326

Media & Entertainment 8.5%
Alphabet, Inc., Class A	1,897,775	364,183,022
Alphabet, Inc., Class C	1,530,850	295,239,731
Charter Communications, Inc., Class A *	31,155	8,391,911
Comcast Corp., Class A	1,214,559	40,359,796
Electronic Arts, Inc.	74,569	11,371,027
Fox Corp., Class A	109,455	6,103,211
Interpublic Group of Cos., Inc.	117,950	2,901,570
Liberty Broadband Corp., Class C *	36,372	2,230,331
Liberty Media Corp.-Liberty Formula One, Class C *	72,628	7,288,220
Live Nation Entertainment, Inc. *	51,507	7,607,584
Match Group, Inc.	78,203	2,680,017
Meta Platforms, Inc., Class A	708,025	547,614,856
Netflix, Inc. *	138,771	160,891,097
New York Times Co., Class A	52,570	2,727,857
News Corp., Class A	165,399	4,849,499
Nexstar Media Group, Inc., Class A	9,551	1,787,088
Omnicom Group, Inc.	63,674	4,587,712
Paramount Global, Class B (a)	198,111	2,490,255
Pinterest, Inc., Class A *	192,390	7,426,254
Reddit, Inc., Class A *	35,980	5,778,028
ROBLOX Corp., Class A *	181,033	24,944,537
Roku, Inc. *	42,540	4,005,566
Sirius XM Holdings, Inc.	71,833	1,517,113
Snap, Inc., Class A *	349,378	3,294,635
Take-Two Interactive Software, Inc. *	55,254	12,306,723
TKO Group Holdings, Inc.	22,005	3,697,060
Trade Desk, Inc., Class A *	146,427	12,733,292
Walt Disney Co.	586,434	69,850,154
Warner Bros Discovery, Inc. *	735,709	9,689,287
		1,628,547,433

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	576,149	108,903,684
Agilent Technologies, Inc.	92,949	10,671,475
Alnylam Pharmaceuticals, Inc. *	42,565	16,695,696
Amgen, Inc.	175,426	51,768,213
Apellis Pharmaceuticals, Inc. *	35,268	787,887

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avantor, Inc. *	221,897	2,982,296
Avidity Biosciences, Inc. *	38,222	1,403,130
Biogen, Inc. *	47,592	6,091,776
BioMarin Pharmaceutical, Inc. *	61,704	3,569,576
Bio-Rad Laboratories, Inc., Class A *	6,235	1,508,558
Bio-Techne Corp.	50,514	2,764,631
Bridgebio Pharma, Inc. *	47,177	2,230,057
Bristol-Myers Squibb Co.	663,565	28,739,000
Bruker Corp.	35,990	1,383,096
Charles River Laboratories International, Inc. *	15,857	2,689,981
Cytokinetics, Inc. *	40,961	1,541,772
Danaher Corp.	207,802	40,970,242
Elanco Animal Health, Inc. *	161,938	2,215,312
Eli Lilly & Co.	256,471	189,806,493
Exact Sciences Corp. *	62,097	2,915,454
Exelixis, Inc. *	88,629	3,210,142
Gilead Sciences, Inc.	405,623	45,547,407
Halozyme Therapeutics, Inc. *	39,882	2,391,724
Illumina, Inc. *	51,795	5,319,864
Immunovant, Inc. *	25,955	417,356
Incyte Corp. *	52,673	3,944,681
Insmed, Inc. *	59,439	6,376,616
Ionis Pharmaceuticals, Inc. *	51,551	2,215,662
IQVIA Holdings, Inc. *	53,733	9,986,815
Jazz Pharmaceuticals PLC *	19,849	2,275,291
Johnson & Johnson	784,598	129,254,675
Krystal Biotech, Inc. *	8,261	1,271,120
Madrigal Pharmaceuticals, Inc. *	5,537	1,674,998
Medpace Holdings, Inc. *	7,686	3,283,459
Merck & Co., Inc.	819,156	63,992,467
Mettler-Toledo International, Inc. *	6,774	8,356,948
Moderna, Inc. *	110,385	3,262,981
Natera, Inc. *	44,628	5,964,979
Neurocrine Biosciences, Inc. *	32,504	4,167,988
Nuvalent, Inc., Class A *	12,202	956,027
Organon & Co.	83,300	808,010
Pfizer, Inc.	1,855,732	43,219,998
Regeneron Pharmaceuticals, Inc.	33,901	18,491,639
Repligen Corp. *	17,121	2,004,355
Revolution Medicines, Inc. *	57,345	2,137,248
Revvity, Inc.	38,651	3,397,423
Roivant Sciences Ltd. *	134,218	1,524,716
Royalty Pharma PLC, Class A	118,475	4,359,880
Sarepta Therapeutics, Inc. *	31,709	520,662
Summit Therapeutics, Inc. *(a)	45,071	1,188,522
Thermo Fisher Scientific, Inc.	123,194	57,615,370
Ultragenyx Pharmaceutical, Inc. *	30,112	822,660
United Therapeutics Corp. *	14,830	4,073,801
Vaxcyte, Inc. *	37,446	1,271,292
Vertex Pharmaceuticals, Inc. *	83,622	38,204,383
Viatris, Inc.	383,123	3,348,495
Viking Therapeutics, Inc. *	36,221	1,179,718
Waters Corp. *	19,362	5,590,971
West Pharmaceutical Services, Inc.	23,403	5,599,402
Zoetis, Inc.	145,341	21,189,264
		1,000,057,338

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	95,493	14,872,080
CoStar Group, Inc. *	137,791	13,116,325
Jones Lang LaSalle, Inc. *	15,496	4,189,498
Zillow Group, Inc., Class C *	52,465	4,173,591
		36,351,494

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc. *	528,927	93,255,119
Amkor Technology, Inc.	37,312	841,759
Analog Devices, Inc.	161,807	36,346,706
Applied Materials, Inc.	265,050	47,724,903
Astera Labs, Inc. *	7,138	975,979
Broadcom, Inc.	1,533,314	450,334,322
Cirrus Logic, Inc. *	17,283	1,740,571
Enphase Energy, Inc. *	43,484	1,407,142
Entegris, Inc.	49,191	3,859,526
First Solar, Inc. *	34,957	6,108,037
GLOBALFOUNDRIES, Inc. *	27,339	1,022,205
Intel Corp.	1,422,683	28,169,123
KLA Corp.	43,115	37,899,378
Lam Research Corp.	417,015	39,549,703
Lattice Semiconductor Corp. *	45,112	2,247,931
MACOM Technology Solutions Holdings, Inc. *	19,650	2,694,801
Marvell Technology, Inc.	282,002	22,664,501
Microchip Technology, Inc.	175,448	11,858,530
Micron Technology, Inc.	364,399	39,770,507
MKS, Inc.	21,823	2,077,113
Monolithic Power Systems, Inc.	15,647	11,128,772
NVIDIA Corp.	7,952,839	1,414,571,473
NXP Semiconductors NV	82,233	17,578,948
ON Semiconductor Corp. *	136,367	7,685,644
Onto Innovation, Inc. *	15,335	1,452,991
Qorvo, Inc. *	30,796	2,574,546
QUALCOMM, Inc.	358,001	52,540,227
Skyworks Solutions, Inc.	49,081	3,364,012
Teradyne, Inc.	52,177	5,605,375
Texas Instruments, Inc.	296,443	53,673,970
Universal Display Corp.	14,402	2,079,649
		2,402,803,463

Software & Services 12.9%
Accenture PLC, Class A	204,183	54,537,279
ACI Worldwide, Inc. *	33,990	1,446,614
Adobe, Inc. *	139,055	49,738,583
Akamai Technologies, Inc. *	47,114	3,595,269
Amdocs Ltd.	36,266	3,095,666
Appfolio, Inc., Class A *	7,497	2,004,548
AppLovin Corp., Class A *	72,292	28,244,484
Atlassian Corp., Class A *	53,628	10,284,778
Aurora Innovation, Inc. *	335,894	1,951,544
Autodesk, Inc. *	69,779	21,150,713
Bentley Systems, Inc., Class B	50,027	2,900,565
Bill Holdings, Inc. *	30,358	1,300,840
Box, Inc., Class A *	47,243	1,516,500
Cadence Design Systems, Inc. *	89,066	32,470,792
CCC Intelligent Solutions Holdings, Inc. *	156,839	1,516,633
Cloudflare, Inc., Class A *	101,354	21,049,199
Cognizant Technology Solutions Corp., Class A	160,661	11,529,033
Commvault Systems, Inc. *	14,426	2,740,219
Confluent, Inc., Class A *	93,717	1,661,134
Crowdstrike Holdings, Inc., Class A *	81,265	36,940,631
Datadog, Inc., Class A *	104,395	14,613,212
Docusign, Inc., Class A *	66,102	4,999,955
Dropbox, Inc., Class A *	64,064	1,740,619
Dynatrace, Inc. *	98,210	5,166,828
Elastic NV *	28,783	2,409,137
EPAM Systems, Inc. *	18,597	2,932,933
Fair Isaac Corp. *	7,926	11,387,443
Fortinet, Inc. *	206,580	20,637,342
Gartner, Inc. *	25,118	8,506,211

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gen Digital, Inc.	176,589	5,207,610
Gitlab, Inc., Class A *	41,626	1,823,635
GoDaddy, Inc., Class A *	46,511	7,515,247
Guidewire Software, Inc. *	27,452	6,210,191
HubSpot, Inc. *	17,228	8,952,530
Informatica, Inc., Class A *	27,037	667,814
International Business Machines Corp.	303,165	76,746,220
Intuit, Inc.	91,153	71,566,955
Kyndryl Holdings, Inc. *	75,092	2,836,225
Manhattan Associates, Inc. *	19,979	4,388,587
Microsoft Corp.	2,423,620	1,293,001,270
MicroStrategy, Inc., Class A *	82,761	33,258,335
MongoDB, Inc., Class A *	26,530	6,311,222
Nutanix, Inc., Class A *	80,407	6,044,194
Okta, Inc. *	54,505	5,330,589
Oracle Corp.	530,518	134,629,553
Palantir Technologies, Inc., Class A *	693,711	109,849,137
Palo Alto Networks, Inc. *	216,047	37,505,759
Pegasystems, Inc.	28,860	1,694,371
Procore Technologies, Inc. *	35,438	2,538,424
PTC, Inc. *	38,949	8,366,635
Roper Technologies, Inc.	35,081	19,308,582
Salesforce, Inc.	312,997	80,856,515
Samsara, Inc., Class A *	92,092	3,502,259
SentinelOne, Inc., Class A *	104,082	1,908,864
ServiceNow, Inc. *	67,529	63,687,951
Snowflake, Inc., Class A *	108,863	24,330,881
SPS Commerce, Inc. *	12,531	1,364,187
Synopsys, Inc. *	60,157	38,107,655
Twilio, Inc., Class A *	49,740	6,416,460
Tyler Technologies, Inc. *	14,061	8,219,498
UiPath, Inc., Class A *	131,824	1,548,932
Unity Software, Inc. *	98,946	3,300,839
Varonis Systems, Inc., Class B *	36,538	2,039,917
VeriSign, Inc.	27,307	7,342,033
Workday, Inc., Class A *	70,735	16,225,194
Zeta Global Holdings Corp., Class A *	68,944	1,078,974
Zoom Communications, Inc. *	85,447	6,327,350
Zscaler, Inc. *	31,379	8,960,587
		2,481,039,885

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	394,616	42,030,550
Apple, Inc.	4,870,601	1,010,990,650
Arista Networks, Inc. *	335,833	41,381,342
Arrow Electronics, Inc. *	16,786	1,947,176
Badger Meter, Inc.	9,639	1,819,458
CDW Corp.	42,920	7,484,390
Ciena Corp. *	46,064	4,276,582
Cisco Systems, Inc.	1,296,957	88,296,833
Cognex Corp.	54,624	2,227,020
Coherent Corp. *	50,950	5,482,220
Corning, Inc.	251,485	15,903,911
Dell Technologies, Inc., Class C	97,734	12,968,324
F5, Inc. *	18,512	5,802,031
Fabrinet *	11,551	3,739,405
Flex Ltd. *	123,951	6,181,436
Hewlett Packard Enterprise Co.	425,178	8,796,933
HP, Inc.	308,090	7,640,632
Insight Enterprises, Inc. *	9,155	1,085,600
Jabil, Inc.	35,067	7,825,902
Keysight Technologies, Inc. *	56,427	9,248,950
Littelfuse, Inc.	8,253	2,123,744
Motorola Solutions, Inc.	54,451	23,902,900
NetApp, Inc.	66,192	6,892,573
Novanta, Inc. *	11,672	1,435,889
Pure Storage, Inc., Class A *	101,161	6,021,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Ralliant Corp. *	36,869	1,685,651
Sandisk Corp. *	43,626	1,872,428
Seagate Technology Holdings PLC	69,392	10,895,238
Super Micro Computer, Inc. *	167,463	9,875,293
TD SYNNEX Corp.	24,110	3,481,243
TE Connectivity PLC	96,697	19,895,408
Teledyne Technologies, Inc. *	15,311	8,436,667
Trimble, Inc. *	77,960	6,540,064
Ubiquiti, Inc.	1,380	600,949
Vontier Corp.	48,825	2,024,773
Western Digital Corp.	112,741	8,871,589
Zebra Technologies Corp., Class A *	16,440	5,573,489
		1,405,258,346

Telecommunication Services 0.9%
AT&T, Inc.	2,346,524	64,318,223
Frontier Communications Parent, Inc. *	72,288	2,655,861
GCI Liberty, Inc. *(c)	32,171	0
GCI Liberty, Inc., Class C *	7,274	241,860
Lumen Technologies, Inc. *	332,328	1,478,860
T-Mobile U.S., Inc.	155,644	37,107,086
Verizon Communications, Inc.	1,375,504	58,816,551
		164,618,441

Transportation 1.3%
Alaska Air Group, Inc. *	38,539	2,041,025
American Airlines Group, Inc. *	214,308	2,462,399
CH Robinson Worldwide, Inc.	39,528	4,558,369
CSX Corp.	612,915	21,782,999
Delta Air Lines, Inc.	213,211	11,344,957
Expeditors International of Washington, Inc.	44,747	5,201,391
FedEx Corp.	72,121	16,118,322
GXO Logistics, Inc. *	37,578	1,868,002
JB Hunt Transport Services, Inc.	25,094	3,614,791
Kirby Corp. *	17,931	1,709,004
Knight-Swift Transportation Holdings, Inc.	51,247	2,177,998
Landstar System, Inc.	11,927	1,590,704
Norfolk Southern Corp.	73,515	20,437,170
Old Dominion Freight Line, Inc.	60,549	9,036,938
Ryder System, Inc.	13,714	2,437,115
Saia, Inc. *	8,642	2,611,958
Southwest Airlines Co.	186,084	5,755,578
Uber Technologies, Inc. *	681,853	59,832,601
U-Haul Holding Co., Non Voting Shares	32,569	1,693,588
Union Pacific Corp.	194,671	43,211,122
United Airlines Holdings, Inc. *	106,042	9,364,569
United Parcel Service, Inc., Class B	239,471	20,632,821
XPO, Inc. *	38,871	4,675,793
		254,159,214

Utilities 2.3%
AES Corp.	231,207	3,040,372
Alliant Energy Corp.	84,456	5,490,485
Ameren Corp.	87,875	8,886,799
American Electric Power Co., Inc.	174,181	19,706,838
American Water Works Co., Inc.	63,662	8,927,959
Atmos Energy Corp.	51,763	8,070,887
CenterPoint Energy, Inc.	213,089	8,272,115
CMS Energy Corp.	97,495	7,195,131
Consolidated Edison, Inc.	117,572	12,168,702
Constellation Energy Corp.	102,217	35,555,161
Dominion Energy, Inc.	278,474	16,276,805

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DTE Energy Co.	67,498	9,342,398
Duke Energy Corp.	253,468	30,831,847
Edison International	126,135	6,574,156
Entergy Corp.	145,781	13,182,976
Essential Utilities, Inc.	84,138	3,096,278
Evergy, Inc.	74,630	5,283,804
Eversource Energy	119,386	7,891,415
Exelon Corp.	329,409	14,803,640
FirstEnergy Corp.	167,285	7,144,742
IDACORP, Inc.	17,459	2,188,136
MDU Resources Group, Inc.	65,908	1,136,913
National Fuel Gas Co.	29,220	2,536,004
NextEra Energy, Inc.	671,542	47,719,774
NiSource, Inc.	154,408	6,554,620
NRG Energy, Inc.	63,853	10,676,222
OGE Energy Corp.	66,099	3,002,217
PG&E Corp.	714,104	10,011,738
Pinnacle West Capital Corp.	39,013	3,535,358
Portland General Electric Co.	35,440	1,457,293
PPL Corp.	241,156	8,606,858
Public Service Enterprise Group, Inc.	162,688	14,607,756
Sempra	212,854	17,385,915
Southern Co.	358,362	33,858,042
Southwest Gas Holdings, Inc.	19,799	1,547,094
UGI Corp.	68,844	2,490,776
Vistra Corp.	110,731	23,091,843
WEC Energy Group, Inc.	104,255	11,372,135
Xcel Energy, Inc.	187,154	13,744,590
		447,265,794
Total Common Stocks (Cost $3,441,688,806)		19,109,831,998

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)	49,849,530	49,849,530
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	5,525,674	5,525,674
		55,375,204
Total Short-Term Investments (Cost $55,375,204)		55,375,204
Total Investments in Securities (Cost $3,497,064,010)		19,165,207,202

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	19	6,013,690	104,268
S&P 500 Index, e-mini, expires 09/19/25	177	56,412,113	2,434,813
			2,539,081

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,155,797.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$34,260,471	$5,967,762	($236,941 )	$10,181	$14,067,649	$54,069,122	553,250	$418,938

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$18,945,213,557	$—	$—	$18,945,213,557
Telecommunication Services	164,618,441	—	0 *	164,618,441
Short-Term Investments [1]	55,375,204	—	—	55,375,204
Futures Contracts [2]	2,539,081	—	—	2,539,081
Total	$19,167,746,283	$—	$0	$19,167,746,283

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	214,897	4,607,392
American Axle & Manufacturing Holdings, Inc. *	295,286	1,314,023
Cooper-Standard Holdings, Inc. *	42,661	1,028,130
Dana, Inc.	337,414	5,371,631
Dorman Products, Inc. *	70,313	8,481,154
Faraday Future Intelligent Electric, Inc. *(a)	223,151	475,312
Fox Factory Holding Corp. *	106,958	3,248,314
Garrett Motion, Inc.	322,527	4,205,752
Gentherm, Inc. *	77,657	2,488,130
Goodyear Tire & Rubber Co. *	663,622	6,822,034
Holley, Inc. *	147,662	307,137
LCI Industries	62,704	5,956,880
Livewire Group, Inc., Class A *	92,162	345,608
Luminar Technologies, Inc. *(a)	101,137	300,377
Modine Manufacturing Co. *	133,372	17,946,536
Motorcar Parts of America, Inc. *	45,780	474,739
Patrick Industries, Inc.	82,768	8,048,360
Phinia, Inc.	100,591	5,099,964
Solid Power, Inc. *	364,432	1,162,538
Standard Motor Products, Inc.	53,485	1,623,805
Strattec Security Corp. *	9,742	618,227
Visteon Corp. *	69,815	7,759,937
Winnebago Industries, Inc.	69,515	2,065,986
XPEL, Inc. *	61,431	2,008,179
		91,760,145

Banks 10.6%
1st Source Corp.	48,485	2,900,373
ACNB Corp.	25,897	1,090,264
Amalgamated Financial Corp.	59,882	1,735,979
Amerant Bancorp, Inc.	94,576	1,825,317
Ameris Bancorp	168,379	11,508,705
Ames National Corp.	20,900	377,245
Arrow Financial Corp.	42,192	1,130,746
Associated Banc-Corp.	423,441	10,475,930
Atlantic Union Bankshares Corp.	362,846	11,502,218
Axos Financial, Inc. *	132,568	11,447,247
Banc of California, Inc.	351,487	5,103,591
BancFirst Corp.	53,121	6,614,627
Bancorp, Inc. *	115,992	7,326,055
Bank First Corp.	23,396	2,779,913
Bank of Hawaii Corp.	100,212	6,201,119
Bank of Marin Bancorp	37,031	838,752
Bank of NT Butterfield & Son Ltd.	110,419	5,025,169
Bank7 Corp.	11,034	488,696
BankFinancial Corp.	27,436	305,088
BankUnited, Inc.	192,427	7,017,813
Bankwell Financial Group, Inc.	17,843	711,936
Banner Corp.	86,770	5,386,248
Bar Harbor Bankshares	38,341	1,113,423
BayCom Corp.	27,277	736,752
BCB Bancorp, Inc.	40,445	338,120
Berkshire Hills Bancorp, Inc.	118,147	2,911,142
Blue Foundry Bancorp *	48,725	416,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Ridge Bankshares, Inc. *	161,328	592,074
Bridgewater Bancshares, Inc. *	53,323	829,706
Brookline Bancorp, Inc.	224,683	2,318,729
Burke & Herbert Financial Services Corp.	34,598	2,006,338
Business First Bancshares, Inc.	73,020	1,734,225
BV Financial, Inc. *	21,674	338,981
Byline Bancorp, Inc.	69,856	1,837,213
C&F Financial Corp.	7,634	487,431
Cadence Bank	446,247	15,551,708
California BanCorp *	56,703	849,978
Camden National Corp.	42,750	1,612,102
Capital Bancorp, Inc.	29,526	929,478
Capital City Bank Group, Inc.	35,208	1,393,885
Capitol Federal Financial, Inc.	315,667	1,900,315
Carter Bankshares, Inc. *	57,656	1,002,061
Cathay General Bancorp	171,759	7,766,942
CB Financial Services, Inc.	11,554	365,742
Central Pacific Financial Corp.	67,740	1,805,948
CF Bankshares, Inc.	9,542	225,191
Chain Bridge Bancorp, Inc., Class A *	5,770	152,559
Chemung Financial Corp.	10,367	524,570
ChoiceOne Financial Services, Inc.	36,045	1,059,723
Citizens & Northern Corp.	38,412	730,596
Citizens Community Bancorp, Inc.	23,893	352,183
Citizens Financial Services, Inc.	11,822	634,723
City Holding Co.	36,254	4,426,613
Civista Bancshares, Inc.	38,716	753,800
CNB Financial Corp.	71,258	1,635,374
Coastal Financial Corp. *	32,849	3,160,074
Colony Bankcorp, Inc.	43,089	706,229
Columbia Financial, Inc. *	70,108	1,008,854
Community Financial System, Inc.	134,893	7,108,861
Community Trust Bancorp, Inc.	40,925	2,209,131
Community West Bancshares	43,323	833,968
ConnectOne Bancorp, Inc.	120,854	2,783,268
Customers Bancorp, Inc. *	75,038	4,783,672
CVB Financial Corp.	336,065	6,281,055
Dime Community Bancshares, Inc.	101,462	2,811,512
Eagle Bancorp Montana, Inc.	18,515	298,462
Eagle Bancorp, Inc.	75,680	1,217,691
Eagle Financial Services, Inc.	11,615	383,411
Eastern Bankshares, Inc.	499,479	7,716,951
ECB Bancorp, Inc. *	19,368	301,560
Enterprise Financial Services Corp.	93,624	5,167,109
Equity Bancshares, Inc., Class A	40,875	1,536,082
Esquire Financial Holdings, Inc.	18,387	1,762,946
Farmers & Merchants Bancorp, Inc.	32,158	772,114
Farmers National Banc Corp.	93,066	1,260,114
FB Bancorp, Inc. *	44,391	518,043
FB Financial Corp.	106,647	5,200,108
Fidelity D&D Bancorp, Inc.	11,926	482,287
Financial Institutions, Inc.	50,182	1,279,139
Finward Bancorp	8,575	237,785
Finwise Bancorp *	22,856	408,437
First BanCorp	411,835	8,578,523
First Bancorp, Inc.	27,330	688,989
First Bancorp/Southern Pines NC	103,002	5,159,370
First Bank	55,613	828,634
First Busey Corp.	218,564	4,878,348
First Business Financial Services, Inc.	20,120	958,114

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Capital, Inc.	8,187	290,802
First Commonwealth Financial Corp.	256,997	4,243,020
First Community Bankshares, Inc.	40,061	1,462,226
First Community Corp.	18,504	458,437
First Financial Bancorp	242,621	5,881,133
First Financial Bankshares, Inc.	342,343	11,851,915
First Financial Corp.	29,235	1,565,534
First Foundation, Inc. *	161,501	786,510
First Internet Bancorp	19,480	427,196
First Interstate BancSystem, Inc., Class A	223,773	6,442,425
First Merchants Corp.	148,571	5,663,526
First Mid Bancshares, Inc.	53,055	2,014,498
First National Corp.	19,604	423,446
First Savings Financial Group, Inc.	13,887	355,229
First United Corp.	15,125	497,159
First Western Financial, Inc. *	21,232	459,567
Firstsun Capital Bancorp *	31,661	1,125,549
Five Star Bancorp	39,346	1,183,921
Flagstar Financial, Inc.	774,262	8,741,418
Flushing Financial Corp.	82,223	985,854
Franklin Financial Services Corp.	10,523	423,025
FS Bancorp, Inc.	16,721	653,624
Fulton Financial Corp.	465,172	8,349,837
FVCBankcorp, Inc.	41,083	526,273
GBank Financial Holdings, Inc. *	22,692	851,744
German American Bancorp, Inc.	92,201	3,542,362
Glacier Bancorp, Inc.	290,919	12,750,980
Great Southern Bancorp, Inc.	22,033	1,254,559
Greene County Bancorp, Inc.	18,438	436,796
Guaranty Bancshares, Inc.	22,495	981,007
Hancock Whitney Corp.	219,171	13,088,892
Hanmi Financial Corp.	76,831	1,752,515
Hanover Bancorp, Inc.	12,050	250,760
HarborOne Bancorp, Inc.	96,532	1,141,974
Hawthorn Bancshares, Inc.	14,633	417,333
HBT Financial, Inc.	32,776	815,139
Heritage Commerce Corp.	152,266	1,408,460
Heritage Financial Corp.	86,378	1,946,960
Hilltop Holdings, Inc.	116,698	3,454,261
Hingham Institution For Savings	3,937	964,093
Home Bancorp, Inc.	17,724	926,788
Home BancShares, Inc.	479,401	13,499,932
HomeStreet, Inc. *	47,300	618,684
HomeTrust Bancshares, Inc.	40,426	1,570,954
Hope Bancorp, Inc.	296,582	2,962,854
Horizon Bancorp, Inc.	111,129	1,721,388
Independent Bank Corp, MI	51,096	1,560,983
Independent Bank Corp.	124,089	7,885,856
International Bancshares Corp.	138,827	9,465,225
Investar Holding Corp.	24,101	522,992
John Marshall Bancorp, Inc.	31,897	587,224
Kearny Financial Corp.	144,943	859,512
Lakeland Financial Corp.	65,031	4,121,014
Landmark Bancorp, Inc.	11,381	276,444
LCNB Corp.	33,401	492,999
LINKBANCORP, Inc.	54,708	376,391
Live Oak Bancshares, Inc.	89,657	2,834,058
MainStreet Bancshares, Inc.	17,565	354,813
Mercantile Bank Corp.	40,301	1,841,353
Meridian Corp.	22,740	334,960
Metrocity Bankshares, Inc.	49,405	1,363,578
Metropolitan Bank Holding Corp.	24,957	1,760,467
Mid Penn Bancorp, Inc.	50,298	1,380,680
Middlefield Banc Corp.	17,952	499,963
Midland States Bancorp, Inc.	52,838	896,132
MidWestOne Financial Group, Inc.	52,633	1,449,513
MVB Financial Corp.	29,223	664,531
National Bank Holdings Corp., Class A	96,564	3,578,662
SECURITY	NUMBER OF SHARES	VALUE ($)
National Bankshares, Inc.	15,720	436,387
NB Bancorp, Inc. *	89,966	1,550,114
NBT Bancorp, Inc.	130,660	5,406,711
Nicolet Bankshares, Inc.	34,305	4,425,345
Northeast Bank	18,653	1,849,818
Northeast Community Bancorp, Inc.	30,892	638,229
Northfield Bancorp, Inc.	97,379	1,037,086
Northpointe Bancshares, Inc.	26,348	386,789
Northrim BanCorp, Inc.	13,775	1,150,626
Northwest Bancshares, Inc.	367,646	4,301,458
Norwood Financial Corp.	21,226	514,518
Oak Valley Bancorp	17,326	461,738
OceanFirst Financial Corp.	145,448	2,440,617
OFG Bancorp	115,433	4,919,754
Ohio Valley Banc Corp.	9,555	308,053
Old National Bancorp	815,631	17,217,970
Old Point Financial Corp.	10,102	405,595
Old Second Bancorp, Inc.	111,001	1,883,687
OP Bancorp	29,441	376,845
Orange County Bancorp, Inc.	23,945	598,386
Origin Bancorp, Inc.	75,869	2,773,012
Orrstown Financial Services, Inc.	47,420	1,558,221
Pacific Premier Bancorp, Inc.	244,697	5,302,584
Park National Corp.	37,741	6,109,136
Parke Bancorp, Inc.	25,805	532,873
Pathward Financial, Inc.	59,617	4,508,536
Patriot National Bancorp, Inc. *	109,577	170,940
PCB Bancorp	27,645	565,064
Peapack-Gladstone Financial Corp.	40,288	1,026,538
Peoples Bancorp of North Carolina, Inc.	10,577	303,666
Peoples Bancorp, Inc.	88,348	2,530,287
Peoples Financial Services Corp.	23,524	1,145,854
Pioneer Bancorp, Inc. *	30,917	379,352
Plumas Bancorp	13,203	544,756
Ponce Financial Group, Inc. *	51,442	722,760
Preferred Bank	31,596	2,869,549
Primis Financial Corp.	53,152	594,771
Princeton Bancorp, Inc.	13,483	407,052
Provident Bancorp, Inc. *	40,385	493,101
Provident Financial Services, Inc.	327,100	5,959,762
QCR Holdings, Inc.	42,303	3,003,513
RBB Bancorp	43,723	791,823
Red River Bancshares, Inc.	12,168	732,149
Renasant Corp.	240,072	8,796,238
Republic Bancorp, Inc., Class A	21,164	1,457,353
Rhinebeck Bancorp, Inc. *	11,327	143,740
Richmond Mutual BanCorp, Inc.	22,767	315,095
Riverview Bancorp, Inc.	51,020	251,529
S&T Bancorp, Inc.	97,221	3,562,177
SB Financial Group, Inc.	14,854	279,404
Seacoast Banking Corp. of Florida	216,522	6,103,755
ServisFirst Bancshares, Inc.	131,303	10,326,981
Shore Bancshares, Inc.	78,921	1,224,065
Sierra Bancorp	31,541	924,782
Simmons First National Corp., Class A	360,627	6,913,220
SmartFinancial, Inc.	36,600	1,253,916
Sound Financial Bancorp, Inc.	5,316	244,802
South Plains Financial, Inc.	33,178	1,231,236
Southern First Bancshares, Inc. *	19,415	806,887
Southern Missouri Bancorp, Inc.	24,609	1,331,101
Southside Bancshares, Inc.	73,378	2,160,248
SR Bancorp, Inc.	19,759	275,045
Stellar Bancorp, Inc.	119,739	3,535,893
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	67,149	5,020,059
Texas Capital Bancshares, Inc. *	115,818	9,725,237
Third Coast Bancshares, Inc. *	32,447	1,221,630
Timberland Bancorp, Inc.	18,808	588,502
Tompkins Financial Corp.	34,411	2,225,703

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Towne Bank	179,869	6,300,811
TriCo Bancshares	77,740	3,196,669
Triumph Financial, Inc. *	56,981	3,231,962
TrustCo Bank Corp.	47,533	1,595,207
Trustmark Corp.	144,950	5,399,387
UMB Financial Corp.	184,937	20,341,221
Union Bankshares, Inc.	9,128	248,373
United Bankshares, Inc.	360,249	12,796,044
United Community Banks, Inc.	306,756	9,356,058
United Security Bancshares	33,990	290,614
Unity Bancorp, Inc.	18,946	930,438
Univest Financial Corp.	73,649	2,124,037
USCB Financial Holdings, Inc.	28,437	473,192
Valley National Bancorp	1,234,349	11,442,415
Veritex Holdings, Inc.	135,187	4,288,132
Virginia National Bankshares Corp.	11,162	411,543
WaFd, Inc.	204,864	5,962,567
Washington Trust Bancorp, Inc.	49,100	1,322,754
WesBanco, Inc.	240,547	7,247,681
West BanCorp, Inc.	38,011	683,818
Westamerica BanCorp	64,473	3,088,257
Western New England Bancorp, Inc.	46,061	490,550
WSFS Financial Corp.	147,809	8,105,846
		689,313,678

Capital Goods 12.7%
3D Systems Corp. *	338,652	552,003
AAR Corp. *	90,865	6,788,524
Aebi Schmidt Holding AG *	85,113	876,664
AeroVironment, Inc. *	80,856	21,640,300
AerSale Corp. *	79,856	482,330
AirJoule Technologies Corp. *	54,004	222,496
Alamo Group, Inc.	26,320	5,858,306
Albany International Corp., Class A	76,811	4,162,388
Allient, Inc.	36,230	1,460,431
Alta Equipment Group, Inc.	50,650	393,044
Ameresco, Inc., Class A *	81,384	1,377,017
American Superconductor Corp. *	96,978	5,513,199
American Woodmark Corp. *	37,428	1,969,087
Amprius Technologies, Inc. *	238,931	1,655,792
Apogee Enterprises, Inc.	53,913	2,263,807
Archer Aviation, Inc., Class A *	1,386,930	13,910,908
Arcosa, Inc.	123,576	10,612,707
Argan, Inc.	33,682	8,251,416
Array Technologies, Inc. *	386,455	2,511,957
Astec Industries, Inc.	58,228	2,309,322
Astronics Corp. *	77,199	2,788,428
Atkore, Inc.	87,473	6,737,170
Atmus Filtration Technologies, Inc.	212,088	8,252,344
AZZ, Inc.	75,649	8,283,565
Bloom Energy Corp., Class A *	521,056	19,482,284
Blue Bird Corp. *	81,934	3,669,824
BlueLinx Holdings, Inc. *	19,919	1,459,465
Boise Cascade Co.	97,142	8,141,471
Bowman Consulting Group Ltd., Class A *	36,194	1,255,208
Brookfield Business Corp., Class A	61,203	1,882,604
Byrna Technologies, Inc. *	45,585	1,012,443
Cadre Holdings, Inc.	72,718	2,404,784
Centuri Holdings, Inc. *	42,537	927,307
Chart Industries, Inc. *	115,113	22,887,918
Columbus McKinnon Corp.	71,039	1,040,721
Complete Solaria, Inc. *(a)	150,675	236,560
Concrete Pumping Holdings, Inc.	61,505	420,079
Construction Partners, Inc., Class A *	119,423	12,043,810
CSW Industrials, Inc.	41,463	10,758,819
Custom Truck One Source, Inc. *	151,506	937,822
Distribution Solutions Group, Inc. *	24,546	735,644
SECURITY	NUMBER OF SHARES	VALUE ($)
DNOW, Inc. *	273,987	4,263,238
Douglas Dynamics, Inc.	57,800	1,653,080
Ducommun, Inc. *	35,072	3,190,851
DXP Enterprises, Inc. *	33,088	3,747,547
Dycom Industries, Inc. *	71,339	19,176,637
Eastern Co.	14,235	328,117
Energy Recovery, Inc. *	136,444	1,835,172
Enerpac Tool Group Corp., Class A	137,931	5,311,723
EnerSys	100,049	9,241,526
Enovix Corp. *(a)	417,790	5,598,386
Enpro, Inc.	53,791	11,425,746
Eos Energy Enterprises, Inc. *(a)	566,820	3,230,874
ESCO Technologies, Inc.	66,160	12,815,192
Eve Holding, Inc. *(a)	130,028	845,182
EVI Industries, Inc.	12,531	279,316
Federal Signal Corp.	152,867	19,348,376
Fluence Energy, Inc. *(a)	191,083	1,551,594
Fluor Corp. *	425,937	24,180,443
Franklin Electric Co., Inc.	101,671	9,551,990
GATX Corp.	91,372	13,951,591
Gencor Industries, Inc. *	25,595	373,175
Gibraltar Industries, Inc. *	75,917	5,012,800
Global Industrial Co.	37,021	1,260,935
GMS, Inc. *	98,181	10,764,565
Gorman-Rupp Co.	53,324	2,194,816
Graham Corp. *	26,189	1,496,701
Granite Construction, Inc.	111,414	10,525,281
Great Lakes Dredge & Dock Corp. *	168,493	1,866,902
Greenbrier Cos., Inc.	78,034	3,550,547
Griffon Corp.	99,945	8,122,530
Helios Technologies, Inc.	84,203	3,089,408
Herc Holdings, Inc.	83,154	9,713,219
Hillenbrand, Inc.	179,002	3,707,131
Hillman Solutions Corp. *	502,086	3,961,459
Hudson Technologies, Inc. *	97,424	914,811
Hyliion Holdings Corp. *	327,068	490,602
Hyster-Yale, Inc.	29,756	1,250,050
IES Holdings, Inc. *	22,963	8,107,546
Insteel Industries, Inc.	47,812	1,726,013
Intuitive Machines, Inc., Class A *	278,833	3,111,776
Janus International Group, Inc. *	344,582	2,953,068
JBT Marel Corp.	132,941	18,319,270
JELD-WEN Holding, Inc. *	221,207	995,432
Kadant, Inc.	29,992	9,980,438
Karat Packaging, Inc.	17,919	487,934
Kennametal, Inc.	196,683	4,869,871
Kratos Defense & Security Solutions, Inc. *	419,007	24,595,711
KULR Technology Group, Inc. *(a)	83,065	456,027
L.B. Foster Co., Class A *	25,520	599,720
Limbach Holdings, Inc. *	26,889	3,683,793
Lindsay Corp.	27,826	3,798,527
LSI Industries, Inc.	68,553	1,254,520
Luxfer Holdings PLC	67,834	815,365
Manitowoc Co., Inc. *	87,964	1,121,541
Masterbrand, Inc. *	322,394	3,556,006
Matrix Service Co. *	67,560	1,032,317
Mayville Engineering Co., Inc. *	35,804	600,433
McGrath RentCorp	62,549	7,805,490
Mercury Systems, Inc. *	132,287	6,956,973
Microvast Holdings, Inc. *(a)	500,886	1,587,809
Miller Industries, Inc.	27,811	1,133,298
Moog, Inc., Class A	71,594	13,859,167
MRC Global, Inc. *	217,719	3,196,115
Mueller Water Products, Inc., Class A	397,027	9,830,389
MYR Group, Inc. *	39,156	7,576,686
NANO Nuclear Energy, Inc. *(a)	68,323	2,420,684
National Presto Industries, Inc.	13,224	1,275,455
Net Power, Inc. *	84,845	244,354

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NEXTracker, Inc., Class A *	360,965	21,029,821
NPK International, Inc. *	206,070	1,858,751
NuScale Power Corp. *(a)	322,498	16,192,625
NWPX Infrastructure, Inc. *	25,035	1,045,962
Omega Flex, Inc.	9,282	296,096
Orion Group Holdings, Inc. *	95,283	706,047
Palladyne AI Corp. *	64,319	526,129
Park Aerospace Corp.	47,277	851,932
Park-Ohio Holdings Corp.	24,654	404,326
Plug Power, Inc. *	2,324,430	3,486,645
Powell Industries, Inc.	24,270	5,754,417
Power Solutions International, Inc. *	16,511	1,547,906
Preformed Line Products Co.	6,211	958,544
Primoris Services Corp.	137,708	12,967,962
Proto Labs, Inc. *	60,634	2,614,538
Quanex Building Products Corp.	120,225	2,341,983
Redwire Corp. *	84,615	1,209,148
Resideo Technologies, Inc. *	377,403	10,303,102
REV Group, Inc.	130,759	6,479,108
Richtech Robotics, Inc., Class B *(a)	174,328	331,223
Rush Enterprises, Inc., Class A	183,172	9,916,932
Satellogic, Inc., Class A *(a)	173,457	568,939
Shoals Technologies Group, Inc., Class A *	427,274	2,303,007
SKYX Platforms Corp. *(a)	153,913	153,913
Southland Holdings, Inc. *	24,244	104,249
SPX Technologies, Inc. *	116,118	21,178,762
Standex International Corp.	30,120	4,961,969
Sterling Infrastructure, Inc. *	75,922	20,315,968
Sunrun, Inc. *	534,690	5,485,919
T1 Energy, Inc. *(a)	276,372	328,883
Tecnoglass, Inc.	62,081	4,844,180
Tennant Co.	47,883	3,952,263
Terex Corp.	165,995	8,442,506
Thermon Group Holdings, Inc. *	84,503	2,389,745
Titan International, Inc. *	122,356	1,035,132
Titan Machinery, Inc. *	52,865	1,021,352
Transcat, Inc. *	23,486	1,795,035
Trinity Industries, Inc.	207,988	4,846,120
Tutor Perini Corp. *	113,430	5,461,654
UFP Industries, Inc.	153,704	15,062,992
V2X, Inc. *	43,965	2,083,062
Vicor Corp. *	59,607	2,648,935
Wabash National Corp.	103,222	1,028,091
Watts Water Technologies, Inc., Class A	69,898	18,335,643
Willis Lease Finance Corp.	8,979	1,271,247
Worthington Enterprises, Inc.	80,172	4,968,259
Xometry, Inc., Class A *	110,471	3,572,632
Zurn Elkay Water Solutions Corp.	382,539	16,927,351
		831,854,214

Commercial & Professional Services 3.9%
ABM Industries, Inc.	157,838	7,281,067
ACCO Brands Corp.	227,574	853,403
Acme United Corp.	8,194	329,235
Acuren Corp. *(a)	262,460	2,910,681
ACV Auctions, Inc., Class A *	427,246	6,071,166
Alight, Inc., Class A	1,095,384	5,871,258
Asure Software, Inc. *	63,421	615,184
Barrett Business Services, Inc.	63,030	2,897,489
BlackSky Technology, Inc. *	71,641	1,378,373
BrightView Holdings, Inc. *	152,532	2,432,885
Brink's Co.	110,214	9,626,091
Casella Waste Systems, Inc., Class A *	159,998	17,396,583
CBIZ, Inc. *	133,392	8,152,919
CECO Environmental Corp. *	74,516	3,349,494
Cimpress PLC *	38,371	2,122,300
CompX International, Inc.	4,562	106,295
SECURITY	NUMBER OF SHARES	VALUE ($)
Conduent, Inc. *	374,586	996,399
CoreCivic, Inc. *	274,681	5,504,607
CRA International, Inc.	16,825	2,972,305
CSG Systems International, Inc.	70,502	4,403,555
Deluxe Corp.	113,059	1,820,250
Driven Brands Holdings, Inc. *	151,990	2,568,631
Ennis, Inc.	62,841	1,118,570
Enviri Corp. *	194,747	1,752,723
Exponent, Inc.	129,402	8,923,562
First Advantage Corp. *	201,307	3,480,598
Forrester Research, Inc. *	29,599	288,294
Franklin Covey Co. *	29,265	576,813
GEO Group, Inc. *	348,240	9,026,381
Healthcare Services Group, Inc. *	185,713	2,416,126
Heidrick & Struggles International, Inc.	52,125	2,321,126
HireQuest, Inc.	14,505	148,386
HNI Corp.	117,852	6,062,307
Huron Consulting Group, Inc. *	43,388	5,730,687
IBEX Holdings Ltd. *	25,073	741,409
ICF International, Inc.	46,563	3,906,170
Innodata, Inc. *(a)	76,983	4,226,367
Insperity, Inc.	91,652	5,460,626
Interface, Inc., Class A	148,143	3,054,709
Kelly Services, Inc., Class A	79,400	972,650
Kforce, Inc.	45,283	1,578,113
Korn Ferry	131,582	9,325,216
Legalzoom.com, Inc. *	282,859	2,542,902
Liquidity Services, Inc. *	58,555	1,398,293
Maximus, Inc.	144,058	10,640,124
MillerKnoll, Inc.	171,648	3,257,879
Mistras Group, Inc. *	41,215	327,247
Mobile Infrastructure Corp. *	36,151	133,036
Montrose Environmental Group, Inc. *	82,709	1,876,667
NL Industries, Inc.	25,099	154,861
NV5 Global, Inc. *	147,331	3,307,581
OPENLANE, Inc. *	270,274	6,659,551
Perma-Fix Environmental Services, Inc. *	43,980	506,650
Pitney Bowes, Inc.	467,800	5,314,208
Planet Labs PBC *	544,152	3,400,950
Quad/Graphics, Inc.	71,919	383,328
RCM Technologies, Inc. *	12,263	295,661
Resolute Holdings Management, Inc. *	10,630	430,834
Resources Connection, Inc.	82,771	418,821
Skillsoft Corp. *	11,108	158,400
Spire Global, Inc., Class A *(a)	69,168	693,755
Steelcase, Inc., Class A	213,182	2,202,170
TriNet Group, Inc.	76,267	5,171,665
TrueBlue, Inc. *	70,857	511,588
TTEC Holdings, Inc. *	51,876	258,343
UniFirst Corp.	38,340	6,557,290
Upwork, Inc. *	315,667	3,775,377
Verra Mobility Corp., Class A *	406,516	10,268,594
Vestis Corp.	295,587	1,791,257
Virco Mfg. Corp.	30,856	238,825
VSE Corp.	51,671	8,088,578
Willdan Group, Inc. *	35,418	3,021,155
WNS Holdings Ltd. *	102,984	7,702,173
		252,258,766

Consumer Discretionary Distribution & Retail 2.5%
1-800-Flowers.com, Inc., Class A *(a)	53,747	317,645
Abercrombie & Fitch Co., Class A *	119,937	11,516,351
Academy Sports & Outdoors, Inc.	169,020	8,584,526
Advance Auto Parts, Inc.	152,961	8,117,640
A-Mark Precious Metals, Inc.	47,650	1,013,992
American Eagle Outfitters, Inc.	415,034	4,482,367
America's Car-Mart, Inc. *	19,012	856,300
Arhaus, Inc. *	129,711	1,136,268

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arko Corp.	193,272	805,944
Asbury Automotive Group, Inc. *	49,986	11,102,890
BARK, Inc. *	266,856	229,870
Barnes & Noble Education, Inc. *(a)	37,568	331,725
Beyond, Inc. *	138,299	1,237,776
Boot Barn Holdings, Inc. *	78,292	13,458,395
Buckle, Inc.	80,320	3,965,398
Build-A-Bear Workshop, Inc.	31,925	1,618,917
Caleres, Inc.	83,482	1,146,208
Camping World Holdings, Inc., Class A	153,362	2,122,530
Citi Trends, Inc. *	11,954	364,836
Designer Brands, Inc., Class A	82,528	232,729
Envela Corp. *	15,964	86,525
EVgo, Inc., Class A *	329,828	1,111,520
Foot Locker, Inc. *	218,106	5,461,374
Genesco, Inc. *	26,730	643,124
GigaCloud Technology, Inc., Class A *	66,667	1,484,674
Group 1 Automotive, Inc.	32,073	13,218,887
Groupon, Inc., Class A *	63,857	1,969,350
Haverty Furniture Cos., Inc.	34,811	718,151
J Jill, Inc.	18,892	296,227
Kohl's Corp. (a)	277,780	3,011,135
Lands' End, Inc. *	29,613	347,360
MarineMax, Inc. *	48,901	1,109,075
Monro, Inc.	76,791	1,082,369
National Vision Holdings, Inc. *	198,207	4,808,502
ODP Corp. *	71,082	1,268,103
OneWater Marine, Inc., Class A *	27,791	426,314
Petco Health & Wellness Co., Inc., Class A *	196,967	592,871
RealReal, Inc. *	239,644	1,260,527
Revolve Group, Inc. *	103,614	2,149,991
Sally Beauty Holdings, Inc. *	259,846	2,530,900
Savers Value Village, Inc. *	58,121	605,040
Shoe Carnival, Inc.	46,082	942,838
Signet Jewelers Ltd.	106,375	8,414,263
Sleep Number Corp. *	55,571	407,335
Sonic Automotive, Inc., Class A	37,513	2,714,066
Stitch Fix, Inc., Class A *	268,260	1,268,870
ThredUp, Inc., Class A *	233,620	1,929,701
Tile Shop Holdings, Inc. *	72,599	458,100
Torrid Holdings, Inc. *	64,806	161,367
Upbound Group, Inc.	133,117	2,746,869
Urban Outfitters, Inc. *	160,995	12,119,704
Victoria's Secret & Co. *	173,938	3,270,034
Warby Parker, Inc., Class A *	250,260	5,993,727
Weyco Group, Inc.	15,867	461,412
Winmark Corp.	7,543	2,846,879
Zumiez, Inc. *	39,481	541,285
		161,100,776

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	71,550	5,696,811
American Outdoor Brands, Inc. *	30,672	288,624
Bassett Furniture Industries, Inc.	19,997	316,353
Beazer Homes USA, Inc. *	73,853	1,735,546
Capri Holdings Ltd. *	296,240	5,388,606
Carter's, Inc.	90,296	2,188,775
Cavco Industries, Inc. *	19,435	7,845,326
Century Communities, Inc.	68,472	3,854,289
Champion Homes, Inc. *	137,567	8,377,830
Clarus Corp.	70,655	254,358
Cricut, Inc., Class A	115,852	567,675
Dream Finders Homes, Inc., Class A *	77,161	1,953,717
Ermenegildo Zegna NV	158,230	1,272,169
Escalade, Inc.	24,983	307,041
Ethan Allen Interiors, Inc.	58,642	1,745,772
Figs, Inc., Class A *	222,416	1,445,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Flexsteel Industries, Inc.	9,324	317,109
Funko, Inc., Class A *	88,899	341,372
G-III Apparel Group Ltd. *	99,752	2,354,147
Green Brick Partners, Inc. *	80,510	4,986,789
Hamilton Beach Brands Holding Co., Class A	17,997	280,213
Hanesbrands, Inc. *	897,712	3,671,642
Helen of Troy Ltd. *	58,202	1,279,280
Hovnanian Enterprises, Inc., Class A *	12,535	1,497,556
Installed Building Products, Inc.	59,642	12,064,980
JAKKS Pacific, Inc.	22,505	398,564
Johnson Outdoors, Inc., Class A	13,544	449,661
KB Home	178,109	9,842,303
Kontoor Brands, Inc.	140,270	7,807,428
Lakeland Industries, Inc.	22,664	315,256
Latham Group, Inc. *	112,951	765,808
La-Z-Boy, Inc.	105,970	3,811,741
Legacy Housing Corp. *	21,265	475,911
Leggett & Platt, Inc.	338,767	3,235,225
LGI Homes, Inc. *	52,697	2,807,169
Lovesac Co. *	35,934	647,171
M/I Homes, Inc. *	67,460	8,108,017
Malibu Boats, Inc., Class A *	48,300	1,608,873
Marine Products Corp.	20,561	176,619
MasterCraft Boat Holdings, Inc. *	40,620	785,591
Meritage Homes Corp.	180,846	12,178,170
Movado Group, Inc.	39,040	605,510
Outdoor Holding Co. *	243,050	286,799
Oxford Industries, Inc.	36,220	1,382,880
Peloton Interactive, Inc., Class A *	938,219	6,698,884
Polaris, Inc.	135,670	7,178,300
Rocky Brands, Inc.	18,258	477,629
Smith & Wesson Brands, Inc.	113,273	900,520
Sonos, Inc. *	298,866	3,230,741
Steven Madden Ltd.	177,129	4,251,982
Sturm Ruger & Co., Inc.	40,541	1,384,881
Superior Group of Cos., Inc.	28,560	275,604
Taylor Morrison Home Corp., Class A *	250,950	14,876,316
Topgolf Callaway Brands Corp. *	335,875	3,106,844
Traeger, Inc. *	82,940	134,363
Tri Pointe Homes, Inc. *	227,879	7,018,673
Wolverine World Wide, Inc.	204,492	4,617,429
		179,872,546

Consumer Services 3.5%
Accel Entertainment, Inc., Class A *	137,034	1,762,257
Adtalem Global Education, Inc. *	93,675	10,704,242
American Public Education, Inc. *	44,781	1,321,935
Bally's Corp. *	18,267	169,518
Biglari Holdings, Inc., Class B *	1,679	517,669
BJ's Restaurants, Inc. *	54,595	1,934,301
Bloomin' Brands, Inc.	214,280	1,952,091
Brightstar Lottery PLC	285,305	4,233,926
Brinker International, Inc. *	112,678	17,758,053
Carriage Services, Inc., Class A	36,315	1,631,270
Cheesecake Factory, Inc.	117,941	7,537,609
Coursera, Inc. *	351,476	4,442,657
Cracker Barrel Old Country Store, Inc.	56,523	3,504,426
Dave & Buster's Entertainment, Inc. *	69,392	2,029,022
Denny's Corp. *	132,230	491,896
Dine Brands Global, Inc.	38,379	867,749
El Pollo Loco Holdings, Inc. *	66,683	686,835
European Wax Center, Inc., Class A *	79,755	373,253
First Watch Restaurant Group, Inc. *	104,475	1,806,373
Frontdoor, Inc. *	189,337	11,076,214
Genius Sports Ltd. *	564,037	6,345,416
Global Business Travel Group I *	242,751	1,560,889
Golden Entertainment, Inc.	49,210	1,383,785

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Graham Holdings Co., Class B	8,185	7,809,963
Hilton Grand Vacations, Inc. *	155,502	6,969,600
Inspired Entertainment, Inc. *	61,860	557,359
Jack in the Box, Inc.	48,454	954,544
KinderCare Learning Cos., Inc. *	79,088	760,036
Krispy Kreme, Inc. (a)	194,744	704,973
Kura Sushi USA, Inc., Class A *	15,808	1,386,994
Laureate Education, Inc. *	327,933	7,411,286
Life Time Group Holdings, Inc. *	345,461	9,921,640
Lincoln Educational Services Corp. *	75,936	1,736,656
Lindblad Expeditions Holdings, Inc. *	95,043	1,135,764
Marriott Vacations Worldwide Corp.	81,321	6,055,975
Matthews International Corp., Class A	75,789	1,780,284
Mister Car Wash, Inc. *	254,281	1,468,473
Monarch Casino & Resort, Inc.	32,772	3,374,205
Nathan's Famous, Inc.	6,670	633,650
Nerdy, Inc. *	145,277	219,368
OneSpaWorld Holdings Ltd.	241,607	5,344,347
Papa John's International, Inc.	83,017	3,520,751
Perdoceo Education Corp.	156,904	4,515,697
Portillo's, Inc., Class A *	143,401	1,428,274
Potbelly Corp. *	64,035	770,341
Pursuit Attractions & Hospitality, Inc. *	53,602	1,620,924
RCI Hospitality Holdings, Inc.	20,898	748,775
Red Rock Resorts, Inc., Class A	124,068	7,611,572
Rush Street Interactive, Inc. *	225,591	4,547,915
Sabre Corp. *	922,729	2,795,869
Serve Robotics, Inc. *(a)	118,165	1,204,101
Shake Shack, Inc., Class A *	98,934	11,905,718
Six Flags Entertainment Corp. *	243,682	7,300,713
Strategic Education, Inc.	61,335	4,547,684
Stride, Inc. *	108,716	13,940,653
Super Group SGHC Ltd.	404,038	4,343,408
Sweetgreen, Inc., Class A *	262,392	3,379,609
Target Hospitality Corp. *	82,173	623,693
Udemy, Inc. *	249,255	1,896,830
United Parks & Resorts, Inc. *	68,862	3,259,238
Universal Technical Institute, Inc. *	113,925	3,670,663
Xponential Fitness, Inc., Class A *	68,995	721,688
Zspace, Inc. *(a)	5,265	14,900
		226,685,519

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	83,189	2,988,149
Chefs' Warehouse, Inc. *	92,893	6,368,744
Grocery Outlet Holding Corp. *	240,985	3,173,772
Guardian Pharmacy Services, Inc., Class A *	32,124	671,392
HF Foods Group, Inc. *	99,321	269,160
Ingles Markets, Inc., Class A	37,511	2,360,567
Natural Grocers by Vitamin Cottage, Inc.	32,129	1,217,368
PriceSmart, Inc.	65,244	7,013,730
SpartanNash Co.	86,189	2,287,456
United Natural Foods, Inc. *	152,919	4,226,681
Village Super Market, Inc., Class A	23,226	798,974
Weis Markets, Inc.	41,997	3,041,003
		34,416,996

Energy 4.9%
Archrock, Inc.	420,931	9,832,948
Ardmore Shipping Corp.	86,587	942,067
Aris Water Solutions, Inc., Class A	79,151	1,683,542
Atlas Energy Solutions, Inc., Class A (a)	197,658	2,569,554
Berry Corp.	199,901	603,701
BKV Corp. *	42,056	868,036
Borr Drilling Ltd. *	561,864	1,140,584
Bristow Group, Inc. *	72,523	2,507,120
SECURITY	NUMBER OF SHARES	VALUE ($)
Cactus, Inc., Class A	174,113	7,366,721
California Resources Corp.	166,638	8,028,619
Calumet, Inc. *	175,611	2,799,239
Centrus Energy Corp., Class A *	37,668	8,113,687
Clean Energy Fuels Corp. *	451,264	916,066
CNX Resources Corp. *	362,475	10,986,617
Comstock Resources, Inc. *	189,101	3,379,235
Core Laboratories, Inc.	119,959	1,312,351
Core Natural Resources, Inc.	134,658	9,939,107
Crescent Energy Co., Class A	453,610	4,191,356
CVR Energy, Inc.	78,923	2,113,558
Delek U.S. Holdings, Inc.	154,514	3,456,478
DHT Holdings, Inc.	323,747	3,590,354
Diversified Energy Co. PLC	140,444	2,115,087
DMC Global, Inc. *	49,852	403,303
Dorian LPG Ltd.	94,133	2,710,089
Empire Petroleum Corp. *	39,376	177,980
Encore Energy Corp. *	470,448	1,241,983
Energy Fuels, Inc. *(a)	529,832	4,816,173
Energy Services of America Corp.	29,397	321,309
Epsilon Energy Ltd.	47,659	297,869
Evolution Petroleum Corp.	79,550	384,226
Excelerate Energy, Inc., Class A	59,139	1,517,507
Expro Group Holdings NV *	263,437	2,839,851
FLEX LNG Ltd. (a)	79,351	1,989,330
Flowco Holdings, Inc., Class A	46,351	866,764
Forum Energy Technologies, Inc. *	28,085	553,555
FutureFuel Corp.	65,415	264,931
Gevo, Inc. *(a)	582,902	757,773
Golar LNG Ltd.	254,333	10,468,346
Granite Ridge Resources, Inc.	139,614	724,597
Green Plains, Inc. *	162,790	1,346,273
Gulfport Energy Corp. *	38,671	6,733,781
Helix Energy Solutions Group, Inc. *	367,277	2,177,953
Helmerich & Payne, Inc.	245,376	3,977,545
HighPeak Energy, Inc. (a)	45,703	455,659
Infinity Natural Resources, Inc., Class A *	36,732	547,674
Innovex International, Inc. *	99,514	1,634,020
International Seaways, Inc.	102,045	4,071,595
Kinetik Holdings, Inc., Class A	112,433	4,877,344
Kodiak Gas Services, Inc.	136,892	4,425,718
Kolibri Global Energy, Inc. *	88,811	545,300
Kosmos Energy Ltd. *	1,211,720	2,605,198
Liberty Energy, Inc., Class A	403,318	4,976,944
Lightbridge Corp. *(a)	46,972	633,183
Magnolia Oil & Gas Corp., Class A	474,089	11,292,800
Mammoth Energy Services, Inc. *	59,935	155,831
Murphy Oil Corp.	344,244	8,540,694
Nabors Industries Ltd. *(a)	35,500	1,234,690
NACCO Industries, Inc., Class A	9,700	367,824
National Energy Services Reunited Corp. *	153,095	1,021,144
Natural Gas Services Group, Inc. *	25,655	618,029
Navigator Holdings Ltd.	84,042	1,325,342
New Fortress Energy, Inc. (a)	434,024	1,182,715
NextDecade Corp. *	340,462	3,867,648
NextNRG, Inc. *	43,775	58,221
Noble Corp. PLC	321,609	8,622,337
Nordic American Tankers Ltd.	525,767	1,466,890
Northern Oil & Gas, Inc.	234,803	6,612,052
Oceaneering International, Inc. *	239,535	5,197,909
Oil States International, Inc. *	146,374	730,406
OPAL Fuels, Inc., Class A *	53,148	125,961
Par Pacific Holdings, Inc. *	135,513	4,252,398
Patterson-UTI Energy, Inc.	899,494	5,316,010
PBF Energy, Inc., Class A	213,754	4,830,840
Peabody Energy Corp.	311,319	5,027,802
Prairie Operating Co. *(a)	54,175	167,401
PrimeEnergy Resources Corp. *	1,276	215,095

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ProFrac Holding Corp., Class A *(a)	30,866	216,679
ProPetro Holding Corp. *	206,543	1,107,070
Ranger Energy Services, Inc., Class A	43,912	587,982
REX American Resources Corp. *	37,900	1,981,412
Riley Exploration Permian, Inc.	32,876	862,666
RPC, Inc.	225,778	1,049,868
Sable Offshore Corp. *	173,678	5,326,704
SandRidge Energy, Inc.	93,305	969,439
Scorpio Tankers, Inc.	111,109	5,023,238
SEACOR Marine Holdings, Inc. *	50,925	254,625
Seadrill Ltd. *	159,344	4,646,471
Select Water Solutions, Inc.	236,760	2,279,999
SFL Corp. Ltd.	308,701	2,833,875
Sitio Royalties Corp., Class A	198,152	3,600,422
SM Energy Co.	290,965	8,027,724
Solaris Energy Infrastructure, Inc.	92,896	3,034,912
Summit Midstream Corp. *	24,793	631,726
Talos Energy, Inc. *	306,012	2,616,403
Teekay Corp. Ltd.	131,210	944,712
Teekay Tankers Ltd., Class A	61,239	2,593,472
TETRA Technologies, Inc. *	325,191	1,333,283
Tidewater, Inc. *	128,697	6,436,137
Transocean Ltd. *	1,893,885	5,530,144
Uranium Energy Corp. *	1,081,927	9,380,307
VAALCO Energy, Inc.	268,196	997,689
Valaris Ltd. *	161,860	7,871,252
Verde Clean Fuels, Inc. *	17,113	50,312
Vital Energy, Inc. *	75,262	1,406,647
Vitesse Energy, Inc.	75,299	1,801,905
W&T Offshore, Inc. (a)	252,324	446,613
World Kinect Corp.	140,098	3,820,472
		317,693,999

Equity Real Estate Investment Trusts (REITs) 5.4%
Acadia Realty Trust	335,881	6,287,692
Alexander & Baldwin, Inc.	185,803	3,340,738
Alexander's, Inc.	5,491	1,379,284
Alpine Income Property Trust, Inc.	31,918	448,448
American Assets Trust, Inc.	131,975	2,511,484
American Healthcare REIT, Inc.	405,144	15,654,764
Apartment Investment & Management Co., Class A	336,009	2,825,836
Apple Hospitality REIT, Inc.	569,007	6,685,832
Armada Hoffler Properties, Inc.	201,428	1,375,753
Braemar Hotels & Resorts, Inc.	147,833	325,233
Brandywine Realty Trust	440,608	1,762,432
Broadstone Net Lease, Inc.	483,354	7,849,669
BRT Apartments Corp.	28,748	418,283
CareTrust REIT, Inc.	480,793	15,289,217
CBL & Associates Properties, Inc.	45,890	1,241,783
Centerspace	42,803	2,329,767
Chatham Lodging Trust	120,047	818,721
City Office REIT, Inc.	101,011	701,016
Clipper Realty, Inc.	32,924	114,576
Community Healthcare Trust, Inc.	69,804	1,072,887
COPT Defense Properties	290,289	7,919,084
CTO Realty Growth, Inc.	76,881	1,269,305
Curbline Properties Corp.	247,344	5,466,302
DiamondRock Hospitality Co.	532,676	4,112,259
Diversified Healthcare Trust	559,917	1,830,929
Douglas Emmett, Inc.	412,242	6,249,589
Easterly Government Properties, Inc.	101,504	2,233,088
Elme Communities	224,288	3,382,263
Empire State Realty Trust, Inc., Class A	352,410	2,551,448
Essential Properties Realty Trust, Inc.	505,659	15,417,543
Farmland Partners, Inc.	104,149	1,090,440
Four Corners Property Trust, Inc.	253,543	6,399,425
Franklin Street Properties Corp.	191,734	316,361
SECURITY	NUMBER OF SHARES	VALUE ($)
FrontView REIT, Inc.	44,168	519,857
Getty Realty Corp.	132,256	3,675,394
Gladstone Commercial Corp.	116,570	1,532,896
Gladstone Land Corp.	87,510	805,092
Global Medical REIT, Inc.	163,264	1,090,604
Global Net Lease, Inc.	501,975	3,508,805
Hudson Pacific Properties, Inc. *	813,851	1,993,935
Independence Realty Trust, Inc.	591,930	9,926,666
Industrial Logistics Properties Trust	134,599	716,067
Innovative Industrial Properties, Inc.	70,545	3,647,177
InvenTrust Properties Corp.	197,953	5,457,564
JBG SMITH Properties	187,732	3,976,164
Kite Realty Group Trust	562,060	12,354,079
LTC Properties, Inc.	116,094	3,951,840
LXP Industrial Trust	741,266	5,752,224
Macerich Co.	646,404	10,801,411
Modiv Industrial, Inc.	23,147	332,159
National Health Investors, Inc.	117,774	8,227,692
NET Lease Office Properties *	38,071	1,263,576
NETSTREIT Corp.	209,122	3,812,294
NexPoint Diversified Real Estate Trust	88,352	387,865
NexPoint Residential Trust, Inc.	57,155	1,782,093
One Liberty Properties, Inc.	47,080	1,053,650
Outfront Media, Inc.	354,622	6,216,524
Paramount Group, Inc. *	476,164	2,914,124
Peakstone Realty Trust	92,307	1,255,375
Pebblebrook Hotel Trust	298,608	2,995,038
Phillips Edison & Co., Inc.	321,364	10,858,890
Piedmont Realty Trust, Inc., Class A	315,396	2,384,394
Plymouth Industrial REIT, Inc.	105,090	1,525,907
Postal Realty Trust, Inc., Class A	57,576	789,367
PotlatchDeltic Corp.	199,673	8,164,629
RLJ Lodging Trust	377,269	2,791,791
Ryman Hospitality Properties, Inc.	149,734	14,233,714
Sabra Health Care REIT, Inc.	605,072	10,909,448
Safehold, Inc.	143,522	2,007,873
Saul Centers, Inc.	31,322	1,009,195
Service Properties Trust (c)	387,943	1,020,290
Sila Realty Trust, Inc.	141,467	3,457,453
SITE Centers Corp.	126,344	1,360,725
SL Green Realty Corp.	182,860	10,468,735
Smartstop Self Storage REIT, Inc.	72,131	2,443,798
Strawberry Fields REIT, Inc.	17,949	184,157
Summit Hotel Properties, Inc.	277,266	1,447,329
Sunstone Hotel Investors, Inc.	488,870	4,277,612
Tanger, Inc.	284,647	8,545,103
Terreno Realty Corp.	260,282	14,443,048
UMH Properties, Inc.	198,624	3,233,599
Uniti Group, Inc. *	605,225	3,219,797
Universal Health Realty Income Trust	32,796	1,272,157
Urban Edge Properties	323,514	6,379,696
Veris Residential, Inc.	200,288	2,820,055
Whitestone REIT	115,931	1,413,199
Xenia Hotels & Resorts, Inc.	259,308	3,295,805
		354,579,382

Financial Services 6.3%
Acacia Research Corp. *	85,241	301,753
Acadian Asset Management, Inc.	70,921	2,963,789
ACRES Commercial Realty Corp. *	15,291	300,927
Advanced Flower Capital, Inc.	52,096	229,743
AG Mortgage Investment Trust, Inc.	71,760	542,506
Alerus Financial Corp.	57,364	1,212,675
AlTi Global, Inc. *	106,775	436,710
Angel Oak Mortgage REIT, Inc.	30,456	282,023
Apollo Commercial Real Estate Finance, Inc.	353,991	3,405,393
Arbor Realty Trust, Inc. (a)	486,290	5,426,996

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ares Commercial Real Estate Corp.	135,644	606,329
ARMOUR Residential REIT, Inc.	209,820	3,422,164
Artisan Partners Asset Management, Inc., Class A	159,587	7,221,312
Atlanticus Holdings Corp. *	13,418	665,935
AvidXchange Holdings, Inc. *	433,622	4,275,513
Bakkt Holdings, Inc. *	12,845	127,165
Banco Latinoamericano de Comercio Exterior SA, Class E	74,078	2,960,157
Better Home & Finance Holding Co. *	12,138	157,066
BGC Group, Inc., Class A	912,232	8,456,391
Blackstone Mortgage Trust, Inc., Class A	414,366	7,657,484
Bread Financial Holdings, Inc.	118,594	7,269,812
BrightSpire Capital, Inc., Class A	330,243	1,710,659
Burford Capital Ltd.	487,628	6,266,020
Cannae Holdings, Inc.	146,973	3,142,283
Cantaloupe, Inc. *	133,840	1,481,609
Cass Information Systems, Inc.	30,699	1,228,267
Chicago Atlantic Real Estate Finance, Inc.	46,061	598,332
Chimera Investment Corp.	202,323	2,705,059
Claros Mortgage Trust, Inc.	231,577	659,994
Cohen & Steers, Inc.	70,700	5,200,692
Compass Diversified Holdings	170,628	1,090,313
Consumer Portfolio Services, Inc. *	22,997	181,676
Dave, Inc. *	23,517	5,545,309
Diamond Hill Investment Group, Inc.	6,874	931,908
DigitalBridge Group, Inc.	434,626	4,667,883
Donnelley Financial Solutions, Inc. *	67,505	3,575,065
Dynex Capital, Inc.	268,197	3,336,371
Ellington Financial, Inc.	235,258	2,985,424
Enact Holdings, Inc.	73,519	2,555,520
Encore Capital Group, Inc. *	58,998	2,175,846
Enova International, Inc. *	62,129	6,496,208
Essent Group Ltd.	252,942	14,162,223
EVERTEC, Inc.	163,608	5,914,429
Federal Agricultural Mortgage Corp., Class C	23,690	4,081,076
Finance of America Cos., Inc., Class A *	11,121	239,435
FirstCash Holdings, Inc.	100,822	13,438,564
Flywire Corp. *	298,073	3,246,015
Forge Global Holdings, Inc. *	25,607	561,305
Franklin BSP Realty Trust, Inc.	208,543	2,106,284
GCM Grosvenor, Inc., Class A	113,473	1,337,847
Green Dot Corp., Class A *	135,755	1,373,841
HA Sustainable Infrastructure Capital, Inc.	311,740	8,095,888
International Money Express, Inc. *	70,243	631,485
Invesco Mortgage Capital, Inc.	165,786	1,251,684
Jackson Financial, Inc., Class A	182,443	15,974,709
KKR Real Estate Finance Trust, Inc.	146,502	1,324,378
Ladder Capital Corp., Class A	289,558	3,161,973
LendingClub Corp. *	287,745	4,485,945
LendingTree, Inc. *	28,069	1,310,261
loanDepot, Inc., Class A *	203,825	324,082
Lument Finance Trust, Inc. (a)	112,249	242,458
Marex Group PLC	81,072	3,127,758
MarketWise, Inc.	4,889	89,958
Marqeta, Inc., Class A *	979,575	5,583,577
Medallion Financial Corp.	40,740	415,955
Merchants Bancorp	66,237	1,940,744
MFA Financial, Inc.	261,518	2,377,199
Moelis & Co., Class A	189,126	13,265,298
Navient Corp.	180,385	2,334,182
NCR Atleos Corp. *	186,624	5,710,694
Nelnet, Inc., Class A	35,434	4,421,100
NerdWallet, Inc., Class A *	103,884	1,100,132
New York Mortgage Trust, Inc.	214,129	1,355,437
SECURITY	NUMBER OF SHARES	VALUE ($)
NewtekOne, Inc.	64,105	733,361
Nexpoint Real Estate Finance, Inc.	20,651	284,984
NMI Holdings, Inc., Class A *	199,137	7,431,793
Onity Group, Inc. *	16,676	629,019
Open Lending Corp., Class A *	265,225	580,843
Oportun Financial Corp. *	83,937	514,534
OppFi, Inc.	61,062	649,700
Orchid Island Capital, Inc.	276,126	1,921,837
P10, Inc., Class A	137,336	1,689,233
Pagseguro Digital Ltd., Class A	450,304	3,525,880
Patria Investments Ltd., Class A	153,578	2,142,413
Payoneer Global, Inc. *	706,385	4,640,949
Paysafe Ltd. *	82,302	999,969
Paysign, Inc. *	86,767	645,546
PennyMac Financial Services, Inc.	74,264	6,916,949
PennyMac Mortgage Investment Trust	221,767	2,614,633
Perella Weinberg Partners, Class A	154,973	3,090,162
Piper Sandler Cos.	44,506	14,033,632
PJT Partners, Inc., Class A	58,477	10,445,162
PRA Group, Inc. *	101,131	1,537,191
Priority Technology Holdings, Inc. *	62,786	430,084
PROG Holdings, Inc.	102,044	3,249,081
Radian Group, Inc.	359,847	11,734,611
Ready Capital Corp. (a)	427,639	1,800,360
Redwood Trust, Inc.	336,386	1,836,668
Regional Management Corp.	23,138	769,107
Remitly Global, Inc. *	394,079	6,502,303
Repay Holdings Corp., Class A *	195,386	961,299
Rithm Property Trust, Inc.	102,610	266,786
Security National Financial Corp., Class A *	38,642	327,684
Seven Hills Realty Trust	37,275	383,560
Sezzle, Inc. *	37,610	5,823,532
Siebert Financial Corp. *	35,189	143,219
Silvercrest Asset Management Group, Inc., Class A	19,509	319,167
StepStone Group, Inc., Class A	159,687	9,479,020
StoneCo Ltd., Class A *	617,236	7,888,276
StoneX Group, Inc. *	115,006	11,183,183
Sunrise Realty Trust, Inc.	25,253	252,783
SWK Holdings Corp.	7,728	115,070
TPG RE Finance Trust, Inc.	175,689	1,528,494
Triller Group, Inc. *	256,394	138,222
Two Harbors Investment Corp.	265,467	2,588,303
Upstart Holdings, Inc. *	214,222	17,510,506
Value Line, Inc.	2,617	97,195
Velocity Financial, Inc. *	28,013	465,016
Victory Capital Holdings, Inc., Class A	112,875	7,778,216
Virtus Investment Partners, Inc.	16,670	3,222,478
Vroom, Inc. *	2,462	61,845
Walker & Dunlop, Inc.	83,892	6,292,739
Waterstone Financial, Inc.	39,311	523,229
Westwood Holdings Group, Inc.	18,344	320,653
WisdomTree, Inc.	305,276	4,051,013
World Acceptance Corp. *	8,652	1,361,133
		413,874,822

Food, Beverage & Tobacco 1.2%
Alico, Inc.	14,173	457,504
B&G Foods, Inc.	199,015	815,962
Beyond Meat, Inc. *(a)	184,932	562,193
BRC, Inc., Class A *	160,694	273,180
Calavo Growers, Inc.	42,786	1,125,272
Cal-Maine Foods, Inc.	116,875	12,989,488
Dole PLC	169,260	2,410,262
Forafric Global PLC *(a)	11,701	91,151
Fresh Del Monte Produce, Inc.	84,569	3,178,949
Hain Celestial Group, Inc. *	222,907	349,964

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ispire Technology, Inc. *	46,503	127,418
J&J Snack Foods Corp.	39,545	4,464,235
John B Sanfilippo & Son, Inc.	19,995	1,265,883
Lifeway Foods, Inc. *	13,039	328,844
Limoneira Co.	41,908	615,209
Mama's Creations, Inc. *	85,292	704,512
Marzetti Co.	51,168	9,095,624
MGP Ingredients, Inc.	35,654	1,008,295
Mission Produce, Inc. *	123,966	1,529,740
National Beverage Corp. *	60,758	2,783,932
Seneca Foods Corp., Class A *	11,574	1,212,145
Simply Good Foods Co. *	238,921	7,277,534
SunOpta, Inc. *	242,545	1,414,037
Tootsie Roll Industries, Inc.	45,164	1,713,071
TreeHouse Foods, Inc. *	127,861	2,457,488
Turning Point Brands, Inc.	43,537	3,610,959
Universal Corp.	61,420	3,345,547
Utz Brands, Inc.	184,602	2,405,364
Vita Coco Co., Inc. *	102,344	3,608,649
Vital Farms, Inc. *	88,320	3,285,504
Westrock Coffee Co. *(a)	92,006	611,840
WK Kellogg Co.	158,564	3,654,900
Zevia PBC, Class A *	79,369	246,044
		79,020,699

Health Care Equipment & Services 6.3%
Accuray, Inc. *	264,987	347,133
AdaptHealth Corp., Class A *	236,158	2,118,337
Addus HomeCare Corp. *	46,273	4,941,031
agilon health, Inc. *	788,119	1,410,733
AirSculpt Technologies, Inc. *(a)	33,787	223,332
Alignment Healthcare, Inc. *	323,805	4,462,033
Alphatec Holdings, Inc. *	295,047	3,121,597
AMN Healthcare Services, Inc. *	96,824	1,775,752
AngioDynamics, Inc. *	100,511	890,527
Anteris Technologies Global Corp. *	53,872	172,929
Ardent Health, Inc. *	58,530	620,418
Artivion, Inc. *	96,950	2,996,725
Astrana Health, Inc. *	104,033	2,482,227
AtriCure, Inc. *	122,948	4,315,475
Avanos Medical, Inc. *	113,738	1,270,453
Aveanna Healthcare Holdings, Inc. *	115,984	460,456
Axogen, Inc. *	111,383	1,458,003
Beta Bionics, Inc. *(a)	32,110	539,127
Bioventus, Inc., Class A *	115,915	755,766
BrightSpring Health Services, Inc. *	215,685	4,453,895
Brookdale Senior Living, Inc. *	585,875	4,540,531
Butterfly Network, Inc. *	483,219	826,304
Castle Biosciences, Inc. *	71,475	1,082,846
Ceribell, Inc. *	62,694	902,794
Cerus Corp. *	475,887	609,135
Claritev Corp. *	19,353	771,604
ClearPoint Neuro, Inc. *	65,540	681,616
Clover Health Investments Corp., Class A *	1,027,905	2,970,645
Community Health Systems, Inc. *	326,312	848,411
Concentra Group Holdings Parent, Inc.	296,830	5,927,695
CONMED Corp.	79,489	4,065,862
CorVel Corp. *	74,239	6,577,575
Cross Country Healthcare, Inc. *	80,623	1,084,379
CVRx, Inc. *	41,483	330,205
Definitive Healthcare Corp. *	88,985	347,042
Delcath Systems, Inc. *	75,871	815,613
DocGo, Inc. *	229,986	312,781
Electromed, Inc. *	17,266	314,414
Embecta Corp.	148,534	1,509,105
Enhabit, Inc. *	127,708	858,198
Enovis Corp. *	145,636	3,903,045
SECURITY	NUMBER OF SHARES	VALUE ($)
Ensign Group, Inc.	142,940	21,441,000
Evolent Health, Inc., Class A *	297,801	2,992,900
Fulgent Genetics, Inc. *	52,781	906,778
GeneDx Holdings Corp. *	47,658	4,858,733
Glaukos Corp. *	142,221	12,243,806
Guardant Health, Inc. *	303,809	12,450,093
Haemonetics Corp. *	128,282	9,497,999
Health Catalyst, Inc. *	169,948	620,310
HealthEquity, Inc. *	217,123	21,060,931
HealthStream, Inc.	62,270	1,628,983
Hims & Hers Health, Inc. *	484,902	32,090,814
ICU Medical, Inc. *	61,613	7,911,725
Innovage Holding Corp. *	52,185	173,254
Inogen, Inc. *	60,805	383,680
Integer Holdings Corp. *	87,717	9,518,172
Integra LifeSciences Holdings Corp. *	171,226	2,249,910
iRadimed Corp.	20,793	1,213,064
iRhythm Technologies, Inc. *	81,116	11,370,841
Joint Corp. *	37,640	415,546
Kestra Medical Technologies Ltd. *(a)	33,121	546,497
KORU Medical Systems, Inc. *	106,308	367,826
Lantheus Holdings, Inc. *	171,705	12,223,679
LeMaitre Vascular, Inc.	53,079	4,312,138
LENSAR, Inc. *	23,620	304,462
LifeMD, Inc. *	93,087	969,036
LifeStance Health Group, Inc. *	340,687	1,355,934
LivaNova PLC *	138,600	5,847,534
Lucid Diagnostics, Inc. *	174,868	171,126
Merit Medical Systems, Inc. *	148,781	12,625,556
Myomo, Inc. *	81,566	157,422
Nano-X Imaging Ltd. *	161,467	760,510
National HealthCare Corp.	32,200	3,092,166
National Research Corp.	31,549	394,363
Neogen Corp. *	557,399	2,591,905
NeoGenomics, Inc. *	330,560	1,599,910
Neuronetics, Inc. *	91,129	400,056
NeuroPace, Inc. *	60,493	514,795
Novocure Ltd. *	257,567	2,980,050
Nutex Health, Inc. *(a)	8,640	732,758
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	118,875	3,686,314
Oncology Institute, Inc. *	147,534	541,450
OPKO Health, Inc. *	909,878	1,164,644
OptimizeRx Corp. *	43,508	549,071
Option Care Health, Inc. *	419,216	12,303,990
OraSure Technologies, Inc. *	191,850	610,083
Orthofix Medical, Inc. *	97,375	1,075,020
OrthoPediatrics Corp. *	42,576	882,175
Outset Medical, Inc. *	44,511	714,847
Owens & Minor, Inc. *	193,305	1,339,604
PACS Group, Inc. *	113,428	1,254,514
Pediatrix Medical Group, Inc. *	217,160	2,660,210
Pennant Group, Inc. *	86,874	1,925,997
Performant Healthcare, Inc. *	177,054	628,542
Phreesia, Inc. *	144,370	3,892,215
Premier, Inc., Class A	233,049	5,005,893
Privia Health Group, Inc. *	292,610	5,711,747
PROCEPT BioRobotics Corp. *	133,427	6,472,544
Pro-Dex, Inc. *	5,295	265,015
Progyny, Inc. *	174,397	4,100,073
Pulmonx Corp. *	105,814	194,698
Pulse Biosciences, Inc. *(a)	44,746	672,085
QuidelOrtho Corp. *	172,922	3,980,664
RadNet, Inc. *	173,710	9,507,148
RxSight, Inc. *	94,232	733,125
Sanara Medtech, Inc. *	7,567	182,894
SANUWAVE Health, Inc. *	17,672	679,842
SBC Medical Group Holdings, Inc. *	14,267	61,776

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schrodinger, Inc. *	143,643	2,920,262
Select Medical Holdings Corp.	285,345	4,220,253
Semler Scientific, Inc. *(a)	21,054	754,786
SI-BONE, Inc. *	97,554	1,661,345
Sight Sciences, Inc. *	103,559	344,851
Simulations Plus, Inc. *	41,901	545,551
Sonida Senior Living, Inc. *	13,907	339,609
STAAR Surgical Co. *	126,400	2,264,456
Stereotaxis, Inc. *	146,393	332,312
Surgery Partners, Inc. *	196,029	4,302,837
Surmodics, Inc. *	35,720	1,282,348
Tactile Systems Technology, Inc. *	58,892	587,742
Talkspace, Inc. *	311,265	756,374
Tandem Diabetes Care, Inc. *	169,452	2,640,062
Teladoc Health, Inc. *	448,284	3,232,128
TransMedics Group, Inc. *	84,582	10,062,721
Treace Medical Concepts, Inc. *	120,000	644,400
TruBridge, Inc. *	25,033	521,187
U.S. Physical Therapy, Inc.	38,222	2,795,939
UFP Technologies, Inc. *	19,207	4,348,273
Utah Medical Products, Inc.	7,844	436,126
Varex Imaging Corp. *	103,405	752,788
Viemed Healthcare, Inc. *	88,215	537,229
Waystar Holding Corp. *	232,174	8,585,795
Zimvie, Inc. *	71,339	1,340,460
		410,078,025

Household & Personal Products 0.6%
Beauty Health Co. *	287,460	442,688
Central Garden & Pet Co. *	23,338	910,649
Central Garden & Pet Co., Class A *	131,646	4,676,066
Edgewell Personal Care Co.	118,760	2,996,315
Energizer Holdings, Inc.	168,230	3,788,540
FitLife Brands, Inc. *	9,738	121,725
Herbalife Ltd. *	257,449	2,368,531
Honest Co., Inc. *	235,104	1,083,829
Interparfums, Inc.	46,679	5,629,487
Lifevantage Corp.	26,548	333,177
Medifast, Inc. *	27,945	384,803
Nature's Sunshine Products, Inc. *	36,649	513,452
Nu Skin Enterprises, Inc., Class A	124,589	1,044,056
Oil-Dri Corp. of America	25,250	1,424,100
Olaplex Holdings, Inc. *	364,630	506,836
Spectrum Brands Holdings, Inc.	64,876	3,471,515
USANA Health Sciences, Inc. *	27,895	819,834
Waldencast PLC, Class A *	106,148	188,943
WD-40 Co.	34,702	7,440,109
		38,144,655

Insurance 2.0%
Ambac Financial Group, Inc. *	121,919	1,024,120
American Coastal Insurance Corp., Class C	62,975	655,570
AMERISAFE, Inc.	48,561	2,174,562
Baldwin Insurance Group, Inc., Class A *	178,584	6,579,035
Bowhead Specialty Holdings, Inc. *	40,475	1,315,438
Citizens, Inc. *(a)	113,268	432,684
CNO Financial Group, Inc.	252,519	9,302,800
Crawford & Co., Class A	42,596	407,644
Donegal Group, Inc., Class A	41,119	705,191
eHealth, Inc. *	71,975	244,715
Employers Holdings, Inc.	61,687	2,546,439
F&G Annuities & Life, Inc.	54,677	1,744,743
Fidelis Insurance Holdings Ltd.	151,976	2,296,357
Genworth Financial, Inc., Class A *	1,049,370	8,248,048
GoHealth, Inc., Class A *	12,060	73,928
Goosehead Insurance, Inc., Class A	60,721	5,520,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenlight Capital Re Ltd., Class A *	68,045	884,585
Hamilton Insurance Group Ltd., Class B *	114,675	2,464,366
HCI Group, Inc.	21,824	3,056,233
Heritage Insurance Holdings, Inc. *	56,538	1,192,386
Hippo Holdings, Inc. *	45,064	1,164,454
Horace Mann Educators Corp.	103,986	4,422,525
Investors Title Co.	3,593	758,913
James River Group Holdings Ltd.	97,146	553,732
Kestrel Group Ltd. *	4,280	116,330
Kingstone Cos., Inc. *	27,773	455,199
Kingsway Financial Services, Inc. *	45,597	637,446
Lemonade, Inc. *	141,967	5,349,317
MBIA, Inc. *	116,806	622,576
Mercury General Corp.	68,270	4,727,697
NI Holdings, Inc. *	18,872	240,429
Oscar Health, Inc., Class A *(a)	466,996	6,561,294
Palomar Holdings, Inc. *	67,113	8,891,801
ProAssurance Corp. *	129,968	3,088,040
Root, Inc., Class A *	27,076	3,277,008
Safety Insurance Group, Inc.	37,381	2,629,753
Selective Insurance Group, Inc.	154,763	12,066,871
Selectquote, Inc. *	348,726	613,758
SiriusPoint Ltd. *	261,325	5,124,583
Skyward Specialty Insurance Group, Inc. *	90,665	4,585,836
Stewart Information Services Corp.	70,973	4,608,277
Tiptree, Inc.	59,432	1,234,997
Trupanion, Inc. *	94,099	4,461,234
United Fire Group, Inc.	53,595	1,422,947
Universal Insurance Holdings, Inc.	65,247	1,542,439
		130,026,446

Materials 3.8%
AdvanSix, Inc.	66,762	1,343,251
Alpha Metallurgical Resources, Inc. *	29,751	3,512,701
American Battery Technology Co. *	203,083	440,690
American Vanguard Corp. *	66,623	257,165
Ardagh Metal Packaging SA	357,364	1,415,161
Arq, Inc. *	81,201	434,425
Ascent Industries Co. *	19,308	247,722
ASP Isotopes, Inc. *(a)	144,217	1,308,048
Aspen Aerogels, Inc. *	167,398	1,282,269
Avient Corp.	234,199	7,393,662
Balchem Corp.	83,550	12,738,869
Cabot Corp.	138,023	9,962,500
Caledonia Mining Corp. PLC	42,245	831,804
Century Aluminum Co. *	133,236	2,821,938
Chemours Co.	383,890	4,599,002
Clearwater Paper Corp. *	39,810	898,114
Coeur Mining, Inc. *	1,629,533	14,160,642
Commercial Metals Co.	288,575	14,965,499
Compass Minerals International, Inc. *	88,172	1,757,268
Constellium SE, Class A *	362,718	4,972,864
Contango ORE, Inc. *	21,508	400,909
Core Molding Technologies, Inc. *	21,614	359,657
Critical Metals Corp. *(a)	80,774	304,518
Dakota Gold Corp. *	216,723	780,203
Ecovyst, Inc. *	275,051	2,368,189
Ferroglobe PLC	306,653	1,297,142
Flotek Industries, Inc. *	35,803	431,426
Friedman Industries, Inc.	16,543	250,792
Ginkgo Bioworks Holdings, Inc. *(a)	97,624	1,282,779
Greif, Inc., Class A	76,792	4,870,917
Hawkins, Inc.	49,623	8,102,443
HB Fuller Co.	139,285	7,827,817
Hecla Mining Co.	1,527,476	8,767,712
Idaho Strategic Resources, Inc. *	31,588	518,043

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ingevity Corp. *	92,499	3,865,533
Innospec, Inc.	64,098	5,121,430
Intrepid Potash, Inc. *	27,982	931,241
Ivanhoe Electric, Inc. *	217,264	2,077,044
Kaiser Aluminum Corp.	40,819	3,155,717
Knife River Corp. *	145,534	12,003,644
Koppers Holdings, Inc.	49,281	1,619,374
Kronos Worldwide, Inc.	57,944	310,000
Lifezone Metals Ltd. *(a)	69,596	306,918
LSB Industries, Inc. *	138,229	1,068,510
MAC Copper Ltd., Class A *	181,979	2,189,207
Magnera Corp. *	83,613	1,040,982
Materion Corp.	52,552	5,533,726
Mativ Holdings, Inc.	135,775	898,831
Metallus, Inc. *	93,896	1,483,557
Minerals Technologies, Inc.	81,012	4,710,848
Myers Industries, Inc.	94,820	1,389,113
NioCorp Developments Ltd. *	130,262	367,339
Novagold Resources, Inc. *	631,606	3,278,035
O-I Glass, Inc. *	390,327	5,078,154
Olympic Steel, Inc.	25,718	799,830
Orion SA	141,538	1,372,919
Perimeter Solutions, Inc. *	354,632	5,720,214
Perpetua Resources Corp. *	118,183	1,784,563
Piedmont Lithium, Inc. *(a)	52,339	382,075
PureCycle Technologies, Inc. *(a)	329,380	4,416,986
Quaker Chemical Corp.	35,606	4,074,039
Ramaco Resources, Inc., Class A	90,986	1,851,565
Ranpak Holdings Corp., Class A *	119,111	434,755
Rayonier Advanced Materials, Inc. *	165,454	635,343
Ryerson Holding Corp.	68,858	1,418,475
Sensient Technologies Corp.	107,575	12,079,597
Smith-Midland Corp. *	6,775	235,567
Solesence, Inc. *	47,387	162,537
SSR Mining, Inc. *	518,183	6,192,287
Stepan Co.	55,147	2,799,813
SunCoke Energy, Inc.	217,874	1,610,089
Sylvamo Corp.	87,624	4,036,838
Titan America SA *	62,068	890,676
Tredegar Corp. *	67,997	592,254
TriMas Corp.	84,200	3,008,466
Trinseo PLC	85,028	227,025
Tronox Holdings PLC	303,483	968,111
U.S. Antimony Corp. *	230,737	706,055
U.S. Gold Corp. *(a)	27,756	283,666
U.S. Goldmining, Inc. *	4,106	31,822
U.S. Lime & Minerals, Inc.	27,547	2,743,130
Valhi, Inc.	6,412	100,668
Vox Royalty Corp.	100,728	319,308
Warrior Met Coal, Inc.	132,628	6,814,427
Worthington Steel, Inc.	83,148	2,537,677
		248,566,121

Media & Entertainment 2.0%
Advantage Solutions, Inc. *	235,746	322,972
Altice USA, Inc., Class A *	669,519	1,740,749
AMC Entertainment Holdings, Inc., Class A *	1,107,530	3,211,837
AMC Networks, Inc., Class A *	84,147	504,041
Angi, Inc. *	110,995	1,800,339
Arena Group Holdings, Inc. *	32,547	198,862
Atlanta Braves Holdings, Inc., Class C *	135,601	6,042,381
Boston Omaha Corp., Class A *	54,422	731,976
Bumble, Inc., Class A *	183,016	1,423,864
Cable One, Inc.	13,247	1,695,351
Cargurus, Inc. *	209,229	6,866,896
Cars.com, Inc. *	148,922	1,916,626
Cinemark Holdings, Inc.	270,593	7,270,834
SECURITY	NUMBER OF SHARES	VALUE ($)
CuriosityStream, Inc.	80,383	389,858
EchoStar Corp., Class A *	345,138	11,248,047
Emerald Holding, Inc.	35,934	178,592
Entravision Communications Corp., Class A	160,520	354,749
Eventbrite, Inc., Class A *	186,520	455,109
EverQuote, Inc., Class A *	70,256	1,727,595
EW Scripps Co., Class A *	164,205	490,973
fuboTV, Inc. *	848,050	3,375,239
Gaia, Inc. *	42,547	178,697
Gambling.com Group Ltd. *	41,763	441,435
Gannett Co., Inc. *	362,525	1,381,220
Getty Images Holdings, Inc. *(a)	283,596	501,965
Golden Matrix Group, Inc. *	54,047	80,260
Gray Media, Inc.	225,710	1,017,952
Grindr, Inc. *	85,612	1,496,498
Ibotta, Inc., Class A *	32,855	1,194,279
iHeartMedia, Inc., Class A *	299,659	560,362
IMAX Corp. *	109,507	2,824,186
Integral Ad Science Holding Corp. *	192,447	1,578,065
John Wiley & Sons, Inc., Class A	104,328	4,027,061
Lionsgate Studios Corp. *	488,846	2,893,968
Madison Square Garden Entertainment Corp., Class A *	101,002	3,816,866
Magnite, Inc. *	355,501	8,180,078
Marcus Corp.	59,809	979,073
MediaAlpha, Inc., Class A *	83,842	840,097
National CineMedia, Inc.	161,398	776,324
Newsmax, Inc. *	19,318	256,736
Nextdoor Holdings, Inc. *	532,035	931,061
Nexxen International Ltd. *	95,026	976,867
Playstudios, Inc. *	233,707	268,763
Playtika Holding Corp.	141,335	629,647
PubMatic, Inc., Class A *	105,108	1,262,347
QuinStreet, Inc. *	137,561	2,257,376
Reservoir Media, Inc. *	52,271	415,032
Rumble, Inc. *(a)	202,169	1,706,306
Scholastic Corp.	54,489	1,344,244
Shutterstock, Inc.	61,597	1,180,199
Sinclair, Inc.	99,281	1,435,603
Sphere Entertainment Co. *	70,976	3,055,517
Stagwell, Inc., Class A *	290,366	1,663,797
Starz Entertainment Corp. *	31,836	463,214
Teads Holding Co. *	93,679	237,008
TechTarget, Inc. *	67,505	488,736
TEGNA, Inc.	408,858	6,827,929
Thryv Holdings, Inc. *	94,130	1,238,751
Travelzoo *	15,929	159,131
TripAdvisor, Inc. *	295,371	5,166,039
TrueCar, Inc. *	203,987	373,296
Vimeo, Inc. *	404,227	1,532,020
Vivid Seats, Inc., Class A *(a)	164,558	255,065
VTEX, Class A *	145,455	868,366
Webtoon Entertainment, Inc. *	45,321	455,023
WideOpenWest, Inc. *	130,611	440,159
Yelp, Inc., Class A *	157,506	5,422,932
Ziff Davis, Inc. *	108,755	3,384,456
ZipRecruiter, Inc., Class A *	165,390	694,638
		130,105,534

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
10X Genomics, Inc., Class A *	268,486	3,611,137
4D Molecular Therapeutics, Inc. *	100,782	453,519
89bio, Inc. *	317,448	3,015,756
Aardvark Therapeutics, Inc. *	14,240	171,022
Abeona Therapeutics, Inc. *	109,825	699,585
Absci Corp. *(a)	274,341	776,385
ACADIA Pharmaceuticals, Inc. *	316,370	7,539,097

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aclaris Therapeutics, Inc. *	228,219	349,175
Actuate Therapeutics, Inc. *(a)	14,765	107,046
Adaptive Biotechnologies Corp. *	378,983	3,880,786
ADC Therapeutics SA *	182,012	504,173
ADMA Biologics, Inc. *	589,663	11,026,698
Agios Pharmaceuticals, Inc. *	144,039	5,361,132
Akebia Therapeutics, Inc. *	638,214	2,351,819
Akero Therapeutics, Inc. *	177,859	8,688,412
Aldeyra Therapeutics, Inc. *	138,489	691,060
Alector, Inc. *	218,014	324,841
Alkermes PLC *	412,659	10,931,337
Allogene Therapeutics, Inc. *	380,073	467,490
Alpha Teknova, Inc. *	27,270	123,260
Altimmune, Inc. *(a)	194,640	718,222
Alumis, Inc. *(a)	121,310	502,223
Amicus Therapeutics, Inc. *	711,077	4,259,351
Amneal Pharmaceuticals, Inc. *	382,300	2,989,586
Amphastar Pharmaceuticals, Inc. *	94,768	1,985,390
Amylyx Pharmaceuticals, Inc. *	174,608	1,402,102
AnaptysBio, Inc. *	49,083	1,204,988
Anavex Life Sciences Corp. *(a)	213,729	2,415,138
ANI Pharmaceuticals, Inc. *	46,266	2,930,951
Anika Therapeutics, Inc. *	34,270	282,899
Annexon, Inc. *	250,633	601,519
Apogee Therapeutics, Inc. *	81,193	3,106,444
Aquestive Therapeutics, Inc. *	216,493	831,333
Arbutus Biopharma Corp. *	386,411	1,267,428
Arcellx, Inc. *	93,152	6,650,121
Arcturus Therapeutics Holdings, Inc. *	63,533	775,738
Arcus Biosciences, Inc. *	176,959	1,615,636
Arcutis Biotherapeutics, Inc. *	272,081	3,966,941
Ardelyx, Inc. *	599,846	2,543,347
ArriVent Biopharma, Inc. *	58,059	1,132,731
Arrowhead Pharmaceuticals, Inc. *	306,935	4,849,573
ARS Pharmaceuticals, Inc. *	139,999	2,475,182
Arvinas, Inc. *	168,331	1,252,383
Astria Therapeutics, Inc. *	107,490	743,831
Atea Pharmaceuticals, Inc. *	193,033	702,640
Atlantic International Corp. *(a)	26,705	41,126
aTyr Pharma, Inc. *	218,862	1,033,029
Aura Biosciences, Inc. *	94,289	649,651
Aurinia Pharmaceuticals, Inc. *	300,890	2,781,728
Avadel Pharmaceuticals PLC *	228,141	2,397,762
Avidity Biosciences, Inc. *	291,396	10,697,147
Avita Medical, Inc. *(a)	70,812	375,304
Axsome Therapeutics, Inc. *	102,930	10,435,043
Azenta, Inc. *	103,746	3,392,494
Beam Therapeutics, Inc. *	242,429	4,778,276
Benitec Biopharma, Inc. *	36,274	396,475
Bicara Therapeutics, Inc. *	86,105	956,627
BioAge Labs, Inc. *	59,549	262,016
BioCryst Pharmaceuticals, Inc. *	531,629	4,327,460
Biohaven Ltd. *	230,105	3,474,585
BioLife Solutions, Inc. *	96,900	2,060,094
Biote Corp., Class A *	76,224	310,232
Bridgebio Pharma, Inc. *	397,706	18,799,563
Bright Minds Biosciences, Inc. *	11,604	391,867
Candel Therapeutics, Inc. *(a)	98,768	636,560
Capricor Therapeutics, Inc. *(a)	97,049	793,861
Cardiff Oncology, Inc. *(a)	160,214	379,707
CareDx, Inc. *	138,967	1,707,210
Cargo Therapeutics, Inc. *	91,624	409,559
Cartesian Therapeutics, Inc. *	24,889	318,828
Catalyst Pharmaceuticals, Inc. *	293,840	6,267,607
Celcuity, Inc. *(a)	72,117	2,824,462
Celldex Therapeutics, Inc. *	166,584	3,661,516
CG oncology, Inc. *	141,922	3,787,898
Cidara Therapeutics, Inc. *	43,009	2,722,900
Codexis, Inc. *	204,375	547,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Cogent Biosciences, Inc. *	270,607	3,090,332
Coherus Oncology, Inc. *	288,221	270,985
Collegium Pharmaceutical, Inc. *	81,786	2,442,130
Compass Therapeutics, Inc. *	230,705	685,194
CorMedix, Inc. *	164,708	1,922,142
Corvus Pharmaceuticals, Inc. *	131,853	549,827
Crinetics Pharmaceuticals, Inc. *	229,855	6,571,554
CRISPR Therapeutics AG *(a)	210,520	11,843,855
CryoPort, Inc. *	122,822	900,285
Cullinan Therapeutics, Inc. *	128,792	1,000,714
Cytek Biosciences, Inc. *	300,380	1,081,368
Cytokinetics, Inc. *	297,110	11,183,220
Day One Biopharmaceuticals, Inc. *	181,284	1,216,416
Denali Therapeutics, Inc. *	337,842	4,672,355
Design Therapeutics, Inc. *	72,366	280,056
DiaMedica Therapeutics, Inc. *	66,302	279,794
Dianthus Therapeutics, Inc. *	49,191	1,016,778
Disc Medicine, Inc. *	62,646	3,743,725
Dynavax Technologies Corp. *	267,836	2,940,839
Dyne Therapeutics, Inc. *	240,179	2,365,763
Edgewise Therapeutics, Inc. *	186,302	2,656,667
Editas Medicine, Inc. *	213,292	535,363
Eledon Pharmaceuticals, Inc. *	147,262	463,875
Emergent BioSolutions, Inc. *	135,537	796,958
Enanta Pharmaceuticals, Inc. *	53,261	403,718
Enliven Therapeutics, Inc. *	82,624	1,554,157
Entrada Therapeutics, Inc. *	70,446	414,222
Erasca, Inc. *	436,614	617,809
Esperion Therapeutics, Inc. *(a)	521,300	740,246
Eton Pharmaceuticals, Inc. *	64,583	914,495
Evolus, Inc. *	134,428	1,199,098
EyePoint Pharmaceuticals, Inc. *	159,370	1,565,013
Fate Therapeutics, Inc. *	272,215	299,437
Fennec Pharmaceuticals, Inc. *	61,287	501,328
Foghorn Therapeutics, Inc. *	82,203	431,566
Fortrea Holdings, Inc. *	229,641	1,318,139
Fulcrum Therapeutics, Inc. *	135,942	914,890
Geron Corp. *	1,557,517	1,791,145
Gossamer Bio, Inc. *	478,353	975,840
GRAIL, Inc. *	77,538	2,652,575
Greenwich Lifesciences, Inc. *(a)	16,290	178,213
Gyre Therapeutics, Inc. *(a)	34,145	240,722
Harmony Biosciences Holdings, Inc. *	111,138	3,909,835
Harrow, Inc. *	80,502	2,556,744
Heron Therapeutics, Inc. *	384,594	665,348
Humacyte, Inc. *(a)	314,911	755,786
Ideaya Biosciences, Inc. *	212,411	5,172,208
ImmunityBio, Inc. *(a)	590,820	1,453,417
Immunome, Inc. *	185,992	1,956,636
Immunovant, Inc. *	173,859	2,795,653
Indivior PLC *	309,685	6,255,637
Inhibikase Therapeutics, Inc. *	152,298	240,631
Inhibrx Biosciences, Inc. *	22,793	499,623
Inmune Bio, Inc. *(a)	41,825	114,182
Innoviva, Inc. *	159,883	2,905,074
Intellia Therapeutics, Inc. *	262,537	3,055,931
Iovance Biotherapeutics, Inc. *	645,250	1,658,292
Ironwood Pharmaceuticals, Inc., Class A *	398,908	304,766
iTeos Therapeutics, Inc. *	75,002	760,520
Jade Biosciences, Inc.	81,618	586,833
Janux Therapeutics, Inc. *	100,475	2,412,907
Journey Medical Corp. *	30,451	223,815
KalVista Pharmaceuticals, Inc. *	95,291	1,298,816
Keros Therapeutics, Inc. *	86,883	1,244,165
Kodiak Sciences, Inc. *	85,206	560,229
Korro Bio, Inc. *	17,776	265,929
Krystal Biotech, Inc. *	63,108	9,710,428
Kura Oncology, Inc. *	199,023	1,204,089

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kymera Therapeutics, Inc. *	119,283	5,218,631
Larimar Therapeutics, Inc. *	111,400	385,444
LENZ Therapeutics, Inc. *	45,788	1,363,109
Lexeo Therapeutics, Inc. *	64,220	303,761
Lifecore Biomedical, Inc. *	69,255	484,785
Ligand Pharmaceuticals, Inc. *	48,556	6,388,998
Liquidia Corp. *	164,195	3,068,805
Madrigal Pharmaceuticals, Inc. *	42,942	12,990,384
MannKind Corp. *	771,090	2,914,720
Maravai LifeSciences Holdings, Inc., Class A *	306,686	717,645
MaxCyte, Inc. *	252,206	519,544
Maze Therapeutics, Inc. *	23,903	352,569
MBX Biosciences, Inc. *	42,897	568,385
MediWound Ltd. *(a)	19,358	360,833
MeiraGTx Holdings PLC *	104,720	801,108
Mesa Laboratories, Inc.	13,305	1,017,566
Metsera, Inc. *(a)	45,472	1,500,121
MiMedx Group, Inc. *	303,089	2,179,210
Mind Medicine MindMed, Inc. *	192,256	1,747,607
Mineralys Therapeutics, Inc. *	100,718	1,425,160
Mirum Pharmaceuticals, Inc. *	110,739	5,722,992
Monopar Therapeutics, Inc. *	10,249	422,054
Monte Rosa Therapeutics, Inc. *	117,206	580,170
Myriad Genetics, Inc. *	229,935	882,950
Neurogene, Inc. *(a)	24,720	538,154
Niagen Bioscience, Inc. *	131,454	1,229,095
Nkarta, Inc. *	139,245	302,162
Novavax, Inc. *	381,825	2,539,136
Nurix Therapeutics, Inc. *	192,160	2,163,722
Nuvalent, Inc., Class A *	109,438	8,574,467
Nuvation Bio, Inc. *(a)	628,031	1,482,153
Nuvectis Pharma, Inc. *(a)	32,382	225,379
Ocular Therapeutix, Inc. *	357,336	4,137,951
Olema Pharmaceuticals, Inc. *	149,594	768,913
Omeros Corp., Class B *(a)	147,664	571,460
OmniAb, Inc. *	255,992	488,945
Organogenesis Holdings, Inc., Class A *	171,895	794,155
ORIC Pharmaceuticals, Inc. *	112,867	1,125,284
Oruka Therapeutics, Inc.	68,393	929,461
Pacific Biosciences of California, Inc. *(a)	711,136	981,368
Pacira BioSciences, Inc. *	117,169	2,471,094
Palvella Therapeutics, Inc. *	17,226	630,127
Personalis, Inc. *	126,201	691,581
Perspective Therapeutics, Inc. *	149,716	574,909
Phathom Pharmaceuticals, Inc. *	106,297	907,776
Phibro Animal Health Corp., Class A	51,645	1,368,593
Praxis Precision Medicines, Inc. *	45,521	2,468,149
Precigen, Inc. *(a)	377,072	644,793
Prestige Consumer Healthcare, Inc. *	125,920	9,311,784
Prime Medicine, Inc. *(a)	147,371	551,168
Protagonist Therapeutics, Inc. *	147,802	7,960,616
Protalix BioTherapeutics, Inc. *	175,070	255,602
Protara Therapeutics, Inc. *	80,774	250,399
Prothena Corp. PLC *	97,387	669,049
PTC Therapeutics, Inc. *	197,758	10,305,169
Puma Biotechnology, Inc. *	107,983	335,827
Quanterix Corp. *	103,311	613,667
Quantum-Si, Inc. *(a)	354,802	525,107
Rapport Therapeutics, Inc. *	45,832	658,148
Recursion Pharmaceuticals, Inc., Class A *(a)	861,411	5,125,395
REGENXBIO, Inc. *	120,374	1,024,383
Relay Therapeutics, Inc. *	333,953	1,175,515
Replimune Group, Inc. *	168,258	1,182,854
Rezolute, Inc. *	168,324	1,001,528
Rhythm Pharmaceuticals, Inc. *	138,434	11,798,730
Rigel Pharmaceuticals, Inc. *	45,513	958,504
Rocket Pharmaceuticals, Inc. *	211,740	645,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Sana Biotechnology, Inc. *	342,927	1,392,284
Savara, Inc. *	329,302	852,892
Scholar Rock Holding Corp. *	206,221	7,640,488
scPharmaceuticals, Inc. *	86,420	439,014
SELLAS Life Sciences Group, Inc. *(a)	239,868	381,390
Septerna, Inc. *	53,774	667,335
SIGA Technologies, Inc.	103,165	681,921
Sionna Therapeutics, Inc. *(a)	31,026	519,996
Soleno Therapeutics, Inc. *	102,341	8,849,426
Solid Biosciences, Inc. *	165,863	1,134,503
Spyre Therapeutics, Inc. *	127,653	2,166,271
Standard BioTools, Inc. *	758,720	1,009,098
Stoke Therapeutics, Inc. *	103,122	1,325,118
Supernus Pharmaceuticals, Inc. *	137,734	4,834,463
Syndax Pharmaceuticals, Inc. *	215,123	2,134,020
Tango Therapeutics, Inc. *	192,955	1,165,448
Tarsus Pharmaceuticals, Inc. *	98,440	3,821,441
Taysha Gene Therapies, Inc. *	416,801	1,137,867
Tectonic Therapeutic, Inc. *	27,647	613,487
Terns Pharmaceuticals, Inc. *	186,915	1,089,714
Tevogen Bio Holdings, Inc. *	76,475	75,657
TG Therapeutics, Inc. *	369,397	13,113,593
Theravance Biopharma, Inc. *	96,168	1,073,235
Third Harmonic Bio, Inc. *(b)	63,409	340,506
Tonix Pharmaceuticals Holding Corp. *	19,032	717,126
Tourmaline Bio, Inc. *	47,832	1,058,522
Travere Therapeutics, Inc. *	224,166	3,463,365
Trevi Therapeutics, Inc. *	195,112	1,444,804
TriSalus Life Sciences, Inc. *	40,012	169,251
TuHURA Biosciences, Inc. *	64,032	158,799
Tvardi Therapeutics, Inc. *	8,552	222,010
Twist Bioscience Corp. *	150,659	5,057,623
Tyra Biosciences, Inc. *	60,564	661,965
Upstream Bio, Inc. *	87,699	1,342,672
UroGen Pharma Ltd. *(a)	92,876	1,770,217
Vanda Pharmaceuticals, Inc. *	139,320	593,503
Vaxcyte, Inc. *	319,901	10,860,640
Vera Therapeutics, Inc., Class A *	130,980	2,723,074
Veracyte, Inc. *	199,887	4,699,343
Verastem, Inc. *	114,115	704,090
Vericel Corp. *	128,519	4,490,454
Vir Biotechnology, Inc. *	223,945	1,135,401
Viridian Therapeutics, Inc. *	176,946	3,100,094
Voyager Therapeutics, Inc. *	123,046	392,517
WaVe Life Sciences Ltd. *	286,398	2,319,824
Xencor, Inc. *	181,044	1,506,286
Xenon Pharmaceuticals, Inc. *	193,278	5,902,710
Xeris Biopharma Holdings, Inc. *	383,621	1,952,631
XOMA Royalty Corp. *	23,488	584,381
Y-mAbs Therapeutics, Inc. *	90,266	403,489
Zenas Biopharma, Inc. *(a)	42,864	673,393
Zevra Therapeutics, Inc. *	138,590	1,539,735
Zymeworks, Inc. *	125,764	1,579,596
		596,249,353

Real Estate Management & Development 0.6%
American Realty Investors, Inc. *	3,281	41,177
Anywhere Real Estate, Inc. *	265,111	1,224,813
Compass, Inc., Class A *	1,158,366	9,197,426
Cushman & Wakefield PLC *	587,776	7,164,989
Douglas Elliman, Inc. *	184,323	506,888
eXp World Holdings, Inc.	200,627	2,162,759
Forestar Group, Inc. *	49,050	1,216,440
FRP Holdings, Inc. *	30,121	795,194
Kennedy-Wilson Holdings, Inc.	308,718	2,259,816
Logistic Properties of The Americas, Class A *(a)	7,814	47,431
Marcus & Millichap, Inc.	61,069	1,902,910

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maui Land & Pineapple Co., Inc. *	16,141	274,558
Newmark Group, Inc., Class A	345,923	5,247,652
RE/MAX Holdings, Inc., Class A *	47,268	363,491
Real Brokerage, Inc. *	267,424	1,056,325
RMR Group, Inc., Class A	39,963	641,806
Seaport Entertainment Group, Inc. *	18,541	427,741
St. Joe Co.	97,163	4,906,731
Stratus Properties, Inc. *	16,706	266,210
Tejon Ranch Co. *	54,205	973,522
Transcontinental Realty Investors, Inc. *	4,778	195,898
		40,873,777

Semiconductors & Semiconductor Equipment 3.0%
ACM Research, Inc., Class A *	128,368	3,897,252
Aehr Test Systems *(a)	71,935	1,215,702
Aeluma, Inc. *(a)	24,227	535,901
Alpha & Omega Semiconductor Ltd. *	63,429	1,615,537
Ambarella, Inc. *	103,531	6,842,364
Atomera, Inc. *	73,502	367,510
Axcelis Technologies, Inc. *	82,005	5,550,918
CEVA, Inc. *	59,549	1,272,562
Cohu, Inc. *	116,175	2,074,886
Credo Technology Group Holding Ltd. *	372,914	41,598,557
Diodes, Inc. *	117,000	5,776,290
FormFactor, Inc. *	197,796	5,619,384
Ichor Holdings Ltd. *	86,285	1,707,580
Impinj, Inc. *	65,957	10,195,633
indie Semiconductor, Inc., Class A *(a)	496,219	1,940,216
Kopin Corp. *	376,182	673,366
Kulicke & Soffa Industries, Inc.	132,670	4,346,269
MaxLinear, Inc. *	208,460	3,297,837
Navitas Semiconductor Corp., Class A *	342,335	2,509,316
NVE Corp.	12,597	797,768
PDF Solutions, Inc. *	81,028	1,801,252
Penguin Solutions, Inc. *	135,894	3,203,022
Photronics, Inc. *	156,948	3,195,461
Power Integrations, Inc.	144,444	7,008,423
Rambus, Inc. *	274,604	20,301,474
Rigetti Computing, Inc. *	720,612	10,448,874
Semtech Corp. *	221,856	11,336,842
Silicon Laboratories, Inc. *	82,100	10,818,317
SiTime Corp. *	53,704	10,893,856
SkyWater Technology, Inc. *	66,342	593,761
Synaptics, Inc. *	99,078	6,212,191
Ultra Clean Holdings, Inc. *	113,059	2,546,089
Veeco Instruments, Inc. *	145,089	3,014,949
		193,209,359

Software & Services 6.8%
8x8, Inc. *	337,676	655,091
A10 Networks, Inc.	187,303	3,450,121
ACI Worldwide, Inc. *	268,400	11,423,104
Adeia, Inc.	275,645	3,569,603
Agilysys, Inc. *	65,757	7,501,559
Airship AI Holdings, Inc., Class A *(a)	50,076	259,894
Alarm.com Holdings, Inc. *	121,002	6,610,339
Alkami Technology, Inc. *	173,036	3,856,972
Amplitude, Inc., Class A *	221,885	2,713,654
Appian Corp., Class A *	100,149	2,765,114
Applied Digital Corp. *(a)	448,689	5,895,773
Arteris, Inc. *	73,384	723,566
Asana, Inc., Class A *	237,401	3,485,047
ASGN, Inc. *	108,967	5,463,605
AudioEye, Inc. *	20,864	267,268
AvePoint, Inc. *	338,191	6,452,684
Backblaze, Inc., Class A *	134,495	671,130
BigBear.ai Holdings, Inc. *(a)	738,423	4,688,986
SECURITY	NUMBER OF SHARES	VALUE ($)
BigCommerce Holdings, Inc. *	164,776	787,629
Bit Digital, Inc. *	466,293	1,356,913
Bitdeer Technologies Group, Class A *(a)	228,460	2,944,849
Blackbaud, Inc. *	97,242	6,556,056
BlackLine, Inc. *	133,829	7,197,324
Blend Labs, Inc., Class A *	537,481	1,779,062
Box, Inc., Class A *	357,533	11,476,809
Braze, Inc., Class A *	194,809	5,429,327
C3.ai, Inc., Class A *	307,482	7,244,276
Cerence, Inc. *	110,715	952,149
Cipher Mining, Inc. *	673,189	3,675,612
Cleanspark, Inc. *	707,449	8,043,695
Clear Secure, Inc., Class A	213,049	6,265,771
Clearwater Analytics Holdings, Inc., Class A *	627,808	12,719,390
Commvault Systems, Inc. *	112,604	21,389,130
Consensus Cloud Solutions, Inc. *	48,744	983,654
Core Scientific, Inc. *(a)	702,650	9,513,881
CoreCard Corp. *	14,012	405,647
Couchbase, Inc. *	109,726	2,661,953
Crexendo, Inc. *	36,277	202,063
CS Disco, Inc. *	58,837	233,583
CSP, Inc.	17,269	177,180
Daily Journal Corp. *	3,251	1,299,035
Digimarc Corp. *	38,990	465,541
Digital Turbine, Inc. *	257,201	1,401,745
DigitalOcean Holdings, Inc. *	165,104	4,599,797
Domo, Inc., Class B *	88,129	1,450,603
D-Wave Quantum, Inc. *	733,013	12,600,494
E2open Parent Holdings, Inc. *	469,739	1,550,139
eGain Corp. *	47,028	290,633
EverCommerce, Inc. *	36,080	387,138
Expensify, Inc., Class A *	149,882	304,260
Fastly, Inc., Class A *	349,511	2,373,180
Five9, Inc. *	194,873	5,033,570
Freshworks, Inc., Class A *	517,941	6,728,054
Grid Dynamics Holdings, Inc. *	169,284	1,606,505
Hackett Group, Inc.	64,604	1,511,088
Hut 8 Corp. *	240,541	5,106,685
I3 Verticals, Inc., Class A *	58,403	1,634,116
Information Services Group, Inc.	92,903	400,412
Intapp, Inc. *	140,968	5,645,768
InterDigital, Inc.	65,926	17,022,093
Jamf Holding Corp. *	173,133	1,374,676
Kaltura, Inc. *	203,989	365,140
Life360, Inc. *	40,980	3,138,658
LiveRamp Holdings, Inc. *	164,977	5,414,545
MARA Holdings, Inc. *	882,899	14,197,016
Mercurity Fintech Holding, Inc. *(a)	79,651	328,162
Meridianlink, Inc. *	80,518	1,286,678
Mitek Systems, Inc. *	111,788	1,008,328
N-able, Inc. *	182,080	1,471,206
NCR Voyix Corp. *	354,987	4,834,923
NextNav, Inc. *	223,686	3,308,316
Olo, Inc., Class A *	293,967	3,080,774
ON24, Inc. *	92,995	461,255
OneSpan, Inc.	92,267	1,360,938
Ooma, Inc. *	63,482	722,425
Pagaya Technologies Ltd., Class A *	107,200	3,221,360
PagerDuty, Inc. *	214,165	3,452,340
Porch Group, Inc. *	204,588	2,581,901
Progress Software Corp.	108,922	5,236,970
PROS Holdings, Inc. *	112,073	1,758,425
Q2 Holdings, Inc. *	158,334	12,856,721
Qualys, Inc. *	92,990	12,374,179
Rackspace Technology, Inc. *	208,157	251,870
Rapid7, Inc. *	161,944	3,420,257
Red Violet, Inc.	28,815	1,277,369
ReposiTrak, Inc. (a)	29,236	481,809

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rezolve AI PLC *(a)	226,983	665,060
Rimini Street, Inc. *	122,559	588,283
Riot Platforms, Inc. *	841,078	11,278,856
Sapiens International Corp. NV	78,636	2,155,413
SEMrush Holdings, Inc., Class A *	115,702	1,036,690
Silvaco Group, Inc. *	20,263	90,170
SoundHound AI, Inc., Class A *(a)	931,959	9,627,137
SoundThinking, Inc. *	24,890	283,995
Sprinklr, Inc., Class A *	280,680	2,528,927
Sprout Social, Inc., Class A *	131,635	2,257,540
SPS Commerce, Inc. *	96,935	10,552,829
Synchronoss Technologies, Inc. *	26,570	194,492
Telos Corp. *	142,922	367,310
Tenable Holdings, Inc. *	304,098	9,521,308
Terawulf, Inc. *	679,204	3,504,693
TSS, Inc. *(a)	45,911	1,248,779
Tucows, Inc., Class A *	17,011	293,100
Unisys Corp. *	169,105	698,404
Varonis Systems, Inc., Class B *	280,887	15,681,921
Verint Systems, Inc. *	157,846	3,358,963
Vertex, Inc., Class A *	165,659	5,494,909
Viant Technology, Inc., Class A *	39,196	568,342
Weave Communications, Inc. *	146,684	1,070,793
WM Technology, Inc. *	218,931	195,462
Workiva, Inc., Class A *	128,036	8,172,538
Xperi, Inc. *	114,385	688,598
Yext, Inc. *	263,832	2,142,316
Zeta Global Holdings Corp., Class A *	478,318	7,485,677
		444,879,065

Technology Hardware & Equipment 4.8%
908 Devices, Inc. *	68,459	448,406
ADTRAN Holdings, Inc. *	187,759	1,744,281
Advanced Energy Industries, Inc.	95,937	13,327,568
Aeva Technologies, Inc. *	78,047	1,454,796
Applied Optoelectronics, Inc. *	136,537	3,122,601
Arlo Technologies, Inc. *	253,654	4,109,195
Aviat Networks, Inc. *	30,194	652,190
Badger Meter, Inc.	75,507	14,252,701
Bel Fuse, Inc., Class B	30,141	3,919,536
Belden, Inc.	100,799	12,463,796
Benchmark Electronics, Inc.	90,572	3,487,022
BK Technologies Corp. *	6,764	262,714
Calix, Inc. *	150,256	8,518,013
Clearfield, Inc. *	30,218	1,323,851
Climb Global Solutions, Inc.	9,750	1,150,500
CommScope Holding Co., Inc. *	540,738	4,434,052
CompoSecure, Inc., Class A *	112,793	1,602,789
Corsair Gaming, Inc. *	118,742	1,075,803
CPI Card Group, Inc. *	14,680	284,939
CTS Corp.	75,508	2,959,159
Daktronics, Inc. *	104,359	1,692,703
Diebold Nixdorf, Inc. *	64,442	3,627,440
Digi International, Inc. *	92,713	3,023,371
Eastman Kodak Co. *	160,092	1,072,616
ePlus, Inc. *	67,091	4,346,155
Evolv Technologies Holdings, Inc. *	296,834	1,945,747
Extreme Networks, Inc. *	335,428	5,923,658
Fabrinet *	91,939	29,763,412
Frequency Electronics, Inc. (a)	16,461	437,863
Harmonic, Inc. *	285,577	2,430,260
Immersion Corp.	77,717	541,687
Inseego Corp. *	30,694	203,194
Insight Enterprises, Inc. *	70,643	8,376,847
IonQ, Inc. *	603,612	24,066,010
Itron, Inc. *	115,610	14,398,069
Kimball Electronics, Inc. *	62,302	1,168,786
Knowles Corp. *	220,371	4,475,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Methode Electronics, Inc.	84,915	557,042
MicroVision, Inc. *(a)	616,554	684,375
Mirion Technologies, Inc., Class A *	534,447	11,944,890
M-Tron Industries, Inc. *	6,125	269,378
Napco Security Technologies, Inc.	89,947	2,746,082
Neonode, Inc. *(a)	26,356	531,601
NETGEAR, Inc. *	70,577	1,640,915
NetScout Systems, Inc. *	178,236	3,817,815
nLight, Inc. *	123,174	2,587,886
Novanta, Inc. *	91,859	11,300,494
OSI Systems, Inc. *	40,839	9,025,827
Ouster, Inc. *	129,395	3,025,255
PAR Technology Corp. *	101,877	6,192,084
PC Connection, Inc.	28,278	1,741,642
Plexus Corp. *	68,421	8,723,677
Powerfleet, Inc. NJ *	312,809	1,270,005
Quantum Computing, Inc. *(a)	294,204	4,365,987
Red Cat Holdings, Inc. *(a)	191,656	1,586,912
Ribbon Communications, Inc. *	241,633	908,540
Richardson Electronics Ltd.	29,832	300,707
Rogers Corp. *	47,055	3,085,867
Sanmina Corp. *	132,990	15,432,160
ScanSource, Inc. *	55,526	2,156,630
TTM Technologies, Inc. *	256,245	12,107,576
Turtle Beach Corp. *	37,774	549,234
Viasat, Inc. *	287,383	4,721,703
Viavi Solutions, Inc. *	564,861	5,676,853
Vishay Intertechnology, Inc.	308,469	5,055,807
Vishay Precision Group, Inc. *	30,707	814,350
Vuzix Corp. *(a)	161,100	323,811
Xerox Holdings Corp.	299,539	1,213,133
		312,445,703

Telecommunication Services 0.6%
Anterix, Inc. *	32,566	723,291
ATN International, Inc.	25,681	440,429
Bandwidth, Inc., Class A *	67,534	939,398
Cogent Communications Holdings, Inc.	114,368	5,214,037
Globalstar, Inc. *	127,550	2,996,150
Gogo, Inc. *	174,595	2,769,077
IDT Corp., Class B	41,479	2,443,528
Liberty Latin America Ltd., Class C *	392,087	2,799,501
Lumen Technologies, Inc. *	2,427,372	10,801,805
Shenandoah Telecommunications Co.	130,024	1,908,752
Spok Holdings, Inc.	50,891	933,341
Telephone & Data Systems, Inc.	249,868	9,754,847
		41,724,156

Transportation 1.3%
Allegiant Travel Co. *	36,977	1,909,492
ArcBest Corp.	58,515	4,279,202
Blade Air Mobility, Inc. *	161,882	645,909
Costamare Bulkers Holdings Ltd. *	21,295	191,655
Costamare, Inc.	113,546	1,145,679
Covenant Logistics Group, Inc., Class A	42,327	1,022,197
Forward Air Corp. *	57,812	1,756,907
Frontier Group Holdings, Inc. *	213,099	933,374
FTAI Infrastructure, Inc.	245,797	1,541,147
Genco Shipping & Trading Ltd.	100,689	1,603,976
Golden Ocean Group Ltd. (a)	260,141	2,122,751
Heartland Express, Inc.	128,101	1,001,750
Hertz Global Holdings, Inc. *	301,505	1,932,647
Himalaya Shipping Ltd. *	77,725	530,084
Hub Group, Inc., Class A	152,144	5,328,083
JetBlue Airways Corp. *	817,753	3,630,823
Joby Aviation, Inc. *	1,174,205	19,562,255
Marten Transport Ltd.	147,708	1,796,129

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matson, Inc.	82,785	8,839,782
PAMT Corp. *	15,938	180,578
Pangaea Logistics Solutions Ltd.	74,107	360,901
Proficient Auto Logistics, Inc. *	60,543	418,352
Radiant Logistics, Inc. *	86,640	512,042
RXO, Inc. *	413,646	6,390,831
Safe Bulkers, Inc.	151,320	594,688
Sky Harbour Group Corp. *(a)	53,606	523,731
SkyWest, Inc. *	102,961	11,939,358
Spirit Aviation Holdings, Inc. *	39,876	163,093
Sun Country Airlines Holdings, Inc. *	131,283	1,521,570
Universal Logistics Holdings, Inc.	16,781	401,569
Werner Enterprises, Inc.	153,117	4,244,403
		87,024,958

Utilities 3.3%
ALLETE, Inc.	148,932	9,819,087
American States Water Co.	98,584	7,254,797
Avista Corp.	205,210	7,654,333
Black Hills Corp.	185,028	10,690,918
Brookfield Infrastructure Corp., Class A	306,586	11,969,117
Cadiz, Inc. *	138,243	439,613
California Water Service Group	152,024	6,912,531
Chesapeake Utilities Corp.	58,329	6,992,480
Consolidated Water Co. Ltd.	38,361	1,115,921
Genie Energy Ltd., Class B	53,543	1,087,994
Global Water Resources, Inc.	33,424	319,199
H2O America	80,769	3,900,335
Hallador Energy Co. *	78,122	1,378,072
Hawaiian Electric Industries, Inc. *	442,409	4,742,624
MGE Energy, Inc.	94,019	7,985,974
Middlesex Water Co.	45,127	2,328,553
Montauk Renewables, Inc. *	173,221	375,890
New Jersey Resources Corp.	257,133	11,804,976
Northwest Natural Holding Co.	103,030	4,112,958
Northwestern Energy Group, Inc.	157,198	8,441,533
Oklo, Inc. *(a)	261,245	20,008,754
ONE Gas, Inc.	152,431	11,081,734
Ormat Technologies, Inc.	155,412	13,895,387
Otter Tail Corp.	98,296	7,586,485
Portland General Electric Co.	280,599	11,538,231
Pure Cycle Corp. *	50,167	491,637
RGC Resources, Inc.	20,545	413,776
Southwest Gas Holdings, Inc.	164,777	12,875,675
Spire, Inc.	146,810	10,932,941
TXNM Energy, Inc.	235,910	13,397,329
Unitil Corp.	40,786	2,103,742
York Water Co.	36,931	1,117,532
		214,770,128
Total Common Stocks (Cost $4,763,340,714)		6,520,528,822

RIGHTS 0.0% OF NET ASSETS

Energy 0.0%
Empire Petroleum Corp. expires 08/20/25 strike USD 0.074 *(b)	39,376	0

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(b)	265,512	585,174
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	33,389
		691,561
Total Rights (Cost $44,006)		691,561

SHORT-TERM INVESTMENTS 2.2% OF NET ASSETS

Money Market Funds 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	145,010,796	145,010,796
Total Short-Term Investments (Cost $145,010,796)		145,010,796
Total Investments in Securities (Cost $4,908,395,516)		6,666,231,179

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	76	8,436,760	(157,525)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $139,846,960.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended July 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at July 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$181,205	$—	$—	$800,727	$—	—	$41,160

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	1,878,473	66,028	—	—	(113,572)	—	—	16,239
Service Properties Trust	—	65,909	(307,263)	(126,529)	121,402	1,020,290	387,943	11,910
						1,020,290
Total	$1,878,473	$313,142	($307,263 )	($126,529 )	$808,557	$1,020,290		$69,309

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,824,887,766	$—	$—	$4,824,887,766
Banks	689,307,204	—	6,474	689,313,678
Health Care Equipment & Services	410,078,025	—	0 *	410,078,025
Pharmaceuticals, Biotechnology & Life Sciences	595,908,847	—	340,506	596,249,353
Rights
Energy	—	—	0 *	0
Pharmaceuticals, Biotechnology & Life Sciences	—	—	691,561 *	691,561
Short-Term Investments [1]	145,010,796	—	—	145,010,796
Liabilities
Futures Contracts [2]	(157,525)	—	—	(157,525)
Total	$6,665,035,113	$—	$1,038,541	$6,666,073,654

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	41,000	879,040
American Axle & Manufacturing Holdings, Inc. *	60,450	269,003
Aptiv PLC *	104,786	7,192,511
Autoliv, Inc.	33,857	3,776,748
BorgWarner, Inc.	105,903	3,897,230
Cooper-Standard Holdings, Inc. *	8,444	203,500
Dana, Inc.	64,236	1,022,637
Dorman Products, Inc. *	13,391	1,615,222
Faraday Future Intelligent Electric, Inc. *(a)	60,000	127,800
Ford Motor Co.	1,882,777	20,842,341
Fox Factory Holding Corp. *	18,890	573,689
Garrett Motion, Inc.	52,867	689,386
General Motors Co.	461,750	24,629,745
Gentex Corp.	108,849	2,875,791
Gentherm, Inc. *	14,378	460,671
Goodyear Tire & Rubber Co. *	138,485	1,423,626
Harley-Davidson, Inc.	53,640	1,305,061
Holley, Inc. *	27,094	56,356
LCI Industries	11,790	1,120,050
Lear Corp.	26,114	2,462,289
Lucid Group, Inc. *(a)	549,706	1,352,277
Luminar Technologies, Inc. *	20,634	61,283
Mobileye Global, Inc., Class A *	72,184	1,027,900
Modine Manufacturing Co. *	25,419	3,420,381
Motorcar Parts of America, Inc. *	10,000	103,700
Patrick Industries, Inc.	15,969	1,552,826
Phinia, Inc.	20,144	1,021,301
QuantumScape Corp., Class A *	212,718	1,829,375
Rivian Automotive, Inc., Class A *	394,346	5,075,233
Solid Power, Inc. *	71,200	227,128
Standard Motor Products, Inc.	9,698	294,431
Stoneridge, Inc. *	11,655	89,744
Strattec Security Corp. *	1,500	95,190
Tesla, Inc. *	1,347,912	415,520,832
Thor Industries, Inc.	25,361	2,307,597
Visteon Corp. *	12,757	1,417,941
Winnebago Industries, Inc.	13,059	388,113
XPEL, Inc. *	9,832	321,408
		511,529,356

Banks 3.8%
1st Source Corp.	8,134	486,576
ACNB Corp.	5,076	213,700
Affinity Bancshares, Inc.	1,146	21,774
Amalgamated Financial Corp.	11,518	333,907
Amerant Bancorp, Inc.	19,131	369,228
Ameris Bancorp	30,743	2,101,284
Ames National Corp.	4,056	73,211
Arrow Financial Corp.	6,961	186,555
Associated Banc-Corp.	77,934	1,928,087
Atlantic Union Bankshares Corp.	69,229	2,194,559
Auburn National BanCorp, Inc.	800	22,368
Axos Financial, Inc. *	25,566	2,207,624
Banc of California, Inc.	65,552	951,815
SECURITY	NUMBER OF SHARES	VALUE ($)
BancFirst Corp.	9,480	1,180,450
Bancorp, Inc. *	23,768	1,501,187
Bank First Corp.	4,459	529,818
Bank of America Corp.	3,151,891	148,989,888
Bank of Hawaii Corp.	18,380	1,137,354
Bank of Marin Bancorp	6,631	150,192
Bank of the James Financial Group, Inc.	2,744	37,593
Bank OZK	50,011	2,465,542
Bank7 Corp.	2,054	90,972
BankFinancial Corp.	3,213	35,729
BankUnited, Inc.	36,102	1,316,640
Bankwell Financial Group, Inc.	2,376	94,802
Banner Corp.	15,660	972,094
Bar Harbor Bankshares	5,903	171,423
BayCom Corp.	4,901	132,376
BCB Bancorp, Inc.	7,033	58,796
Berkshire Hills Bancorp, Inc.	24,410	601,462
Blue Foundry Bancorp *	9,742	83,294
Blue Ridge Bankshares, Inc. *	40,597	148,991
BOK Financial Corp.	10,921	1,108,809
Bridgewater Bancshares, Inc. *	8,542	132,914
Broadway Financial Corp. *	2,507	20,532
Brookline Bancorp, Inc.	38,717	399,559
Burke & Herbert Financial Services Corp.	6,104	353,971
Business First Bancshares, Inc.	15,152	359,860
BV Financial, Inc. *	5,000	78,200
Byline Bancorp, Inc.	14,729	387,373
C&F Financial Corp.	1,200	76,620
Cadence Bank	91,418	3,185,917
California BanCorp *	8,995	134,835
Camden National Corp.	8,027	302,698
Capital Bancorp, Inc.	5,770	181,640
Capital City Bank Group, Inc.	5,558	220,041
Capitol Federal Financial, Inc.	63,473	382,107
Carter Bankshares, Inc. *	9,825	170,759
Catalyst Bancorp, Inc. *	1,959	24,468
Cathay General Bancorp	35,165	1,590,161
CB Financial Services, Inc.	2,090	66,159
Central Pacific Financial Corp.	11,311	301,551
CF Bankshares, Inc.	2,505	59,118
Chemung Financial Corp.	1,306	66,084
ChoiceOne Financial Services, Inc.	7,247	213,062
Citigroup, Inc.	897,823	84,126,015
Citizens & Northern Corp.	5,947	113,112
Citizens Community Bancorp, Inc.	3,309	48,775
Citizens Financial Group, Inc.	209,242	9,985,028
Citizens Financial Services, Inc.	2,033	109,152
City Holding Co.	6,963	850,182
Civista Bancshares, Inc.	5,755	112,050
CNB Financial Corp.	10,933	250,924
Coastal Financial Corp. *	5,270	506,974
Colony Bankcorp, Inc.	7,200	118,008
Columbia Banking System, Inc.	98,774	2,350,821
Columbia Financial, Inc. *	14,396	207,158
Comerica, Inc.	63,346	4,280,289
Commerce Bancshares, Inc.	57,710	3,531,852
Community Financial System, Inc.	25,119	1,323,771
Community Trust Bancorp, Inc.	7,370	397,833
Community West Bancshares	6,826	131,401

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ConnectOne Bancorp, Inc.	21,937	505,209
Cullen/Frost Bankers, Inc.	30,449	3,879,507
Customers Bancorp, Inc. *	14,966	954,082
CVB Financial Corp.	61,166	1,143,193
Dime Community Bancshares, Inc.	18,909	523,968
Eagle Bancorp Montana, Inc.	2,563	41,316
Eagle Bancorp, Inc.	13,609	218,969
Eagle Financial Services, Inc.	2,313	76,352
East West Bancorp, Inc.	66,299	6,646,475
Eastern Bankshares, Inc.	88,248	1,363,432
ECB Bancorp, Inc. *	4,412	68,695
Enterprise Financial Services Corp.	16,939	934,863
Equity Bancshares, Inc., Class A	6,351	238,671
Esquire Financial Holdings, Inc.	3,256	312,185
Farmers & Merchants Bancorp, Inc.	6,004	144,156
Farmers National Banc Corp.	14,833	200,839
FB Bancorp, Inc. *	10,000	116,700
FB Financial Corp.	19,553	953,404
Fidelity D&D Bancorp, Inc.	1,779	71,943
Fifth Third Bancorp	322,720	13,415,470
Financial Institutions, Inc.	9,261	236,063
Finward Bancorp	1,806	50,080
Finwise Bancorp *	4,562	81,523
First BanCorp	76,777	1,599,265
First Bancorp, Inc.	3,588	90,453
First Bancorp/Southern Pines NC	20,264	1,015,024
First Bank	9,056	134,934
First Busey Corp.	39,551	882,778
First Business Financial Services, Inc.	2,713	129,193
First Capital, Inc.	1,074	38,148
First Citizens BancShares, Inc., Class A	5,269	10,510,390
First Commonwealth Financial Corp.	47,600	785,876
First Community Bankshares, Inc.	8,451	308,461
First Community Corp.	3,520	87,208
First Financial Bancorp	44,725	1,084,134
First Financial Bankshares, Inc.	62,840	2,175,521
First Financial Corp.	4,167	223,143
First Foundation, Inc. *	42,399	206,483
First Hawaiian, Inc.	61,009	1,479,468
First Horizon Corp.	244,932	5,341,967
First Internet Bancorp	3,435	75,330
First Interstate BancSystem, Inc., Class A	39,857	1,147,483
First Merchants Corp.	28,372	1,081,541
First Mid Bancshares, Inc.	9,125	346,476
First National Corp.	2,648	57,197
First Northwest Bancorp	3,416	26,132
First Savings Financial Group, Inc.	2,389	61,111
First Seacoast Bancorp, Inc. *	3,389	39,279
First U.S. Bancshares, Inc.	4,841	63,804
First United Corp.	2,849	93,647
First Western Financial, Inc. *	2,786	60,303
Firstsun Capital Bancorp *	5,528	196,520
Five Star Bancorp	9,216	277,309
Flagstar Financial, Inc.	144,343	1,629,632
Flushing Financial Corp.	16,608	199,130
FNB Corp.	171,097	2,621,206
Franklin Financial Services Corp.	1,992	80,078
FS Bancorp, Inc.	3,171	123,954
Fulton Financial Corp.	85,085	1,527,276
FVCBankcorp, Inc.	8,954	114,701
GBank Financial Holdings, Inc. *	5,604	210,346
German American Bancorp, Inc.	17,793	683,607
Glacier Bancorp, Inc.	57,543	2,522,110
Great Southern Bancorp, Inc.	4,013	228,500
Greene County Bancorp, Inc.	3,212	76,092
Guaranty Bancshares, Inc.	3,536	154,205
Hancock Whitney Corp.	41,248	2,463,331
SECURITY	NUMBER OF SHARES	VALUE ($)
Hanmi Financial Corp.	13,522	308,437
Hanover Bancorp, Inc.	2,522	52,483
HarborOne Bancorp, Inc.	18,808	222,499
Hawthorn Bancshares, Inc.	2,065	58,894
HBT Financial, Inc.	5,821	144,768
Heritage Commerce Corp.	26,186	242,221
Heritage Financial Corp.	14,372	323,945
Hilltop Holdings, Inc.	24,556	726,858
Hingham Institution For Savings (a)	707	173,130
Home Bancorp, Inc.	3,387	177,106
Home BancShares, Inc.	88,010	2,478,362
HomeStreet, Inc. *	8,389	109,728
HomeTrust Bancshares, Inc.	6,363	247,266
Hope Bancorp, Inc.	59,050	589,909
Horizon Bancorp, Inc.	20,544	318,227
Huntington Bancshares, Inc.	698,100	11,469,783
Independent Bank Corp, MI	9,444	288,514
Independent Bank Corp.	23,428	1,488,849
International Bancshares Corp.	24,669	1,681,932
Investar Holding Corp.	3,333	72,326
Isabella Bank Corp.	3,500	107,940
John Marshall Bancorp, Inc.	4,443	81,796
JPMorgan Chase & Co.	1,336,237	395,846,849
Kearny Financial Corp.	30,246	179,359
KeyCorp	474,000	8,494,080
Lakeland Financial Corp.	12,289	778,754
Landmark Bancorp, Inc.	2,179	52,928
LCNB Corp.	4,732	69,844
LINKBANCORP, Inc.	12,773	87,878
Live Oak Bancshares, Inc.	16,949	535,758
M&T Bank Corp.	76,859	14,503,293
Magyar Bancorp, Inc.	1,051	17,741
MainStreet Bancshares, Inc.	3,000	60,600
Mercantile Bank Corp.	7,502	342,766
Meridian Corp.	3,846	56,652
Metrocity Bankshares, Inc.	7,678	211,913
Metropolitan Bank Holding Corp.	4,799	338,521
Mid Penn Bancorp, Inc.	12,978	356,246
Middlefield Banc Corp.	3,452	96,138
Midland States Bancorp, Inc.	8,785	148,994
MidWestOne Financial Group, Inc.	9,344	257,334
MVB Financial Corp.	4,605	104,718
National Bank Holdings Corp., Class A	16,969	628,871
National Bankshares, Inc.	2,506	69,567
NB Bancorp, Inc. *	18,000	310,140
NBT Bancorp, Inc.	24,035	994,568
Nicolet Bankshares, Inc.	6,917	892,293
Northeast Bank	3,001	297,609
Northeast Community Bancorp, Inc.	5,675	117,246
Northfield Bancorp, Inc.	18,804	200,263
Northpointe Bancshares, Inc.	5,000	73,400
Northrim BanCorp, Inc.	2,596	216,844
Northwest Bancshares, Inc.	64,761	757,704
Norwood Financial Corp.	3,060	74,174
NSTS Bancorp, Inc. *	1,610	19,674
Oak Valley Bancorp	3,707	98,792
OceanFirst Financial Corp.	25,110	421,346
OFG Bancorp	23,182	988,017
Ohio Valley Banc Corp.	1,400	45,136
Old National Bancorp	153,962	3,250,138
Old Point Financial Corp.	1,643	65,966
Old Second Bancorp, Inc.	20,972	355,895
OP Bancorp	5,203	66,598
Orange County Bancorp, Inc.	3,324	83,067
Origin Bancorp, Inc.	14,052	513,601
Orrstown Financial Services, Inc.	8,410	276,353
Pacific Premier Bancorp, Inc.	45,517	986,353
Park National Corp.	7,007	1,134,223

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Parke Bancorp, Inc.	4,518	93,297
Pathward Financial, Inc.	11,847	895,929
PB Bankshares, Inc. *	2,277	41,692
PCB Bancorp	4,081	83,416
Peapack-Gladstone Financial Corp.	6,657	169,620
Peoples Bancorp of North Carolina, Inc.	1,896	54,434
Peoples Bancorp, Inc.	15,377	440,397
Peoples Financial Services Corp.	3,954	192,599
Pinnacle Financial Partners, Inc.	36,894	3,242,614
Pioneer Bancorp, Inc. *	2,717	33,338
Plumas Bancorp	2,267	93,536
PNC Financial Services Group, Inc.	190,271	36,202,863
Ponce Financial Group, Inc. *	10,983	154,311
Popular, Inc.	33,493	3,837,628
Preferred Bank	5,696	517,311
Primis Financial Corp.	10,278	115,011
Princeton Bancorp, Inc.	1,590	48,002
Prosperity Bancshares, Inc.	46,250	3,081,175
Provident Bancorp, Inc. *	6,035	73,687
Provident Financial Holdings, Inc.	3,562	54,588
Provident Financial Services, Inc.	62,095	1,131,371
QCR Holdings, Inc.	8,130	577,230
RBB Bancorp	6,055	109,656
Red River Bancshares, Inc.	1,974	118,776
Regions Financial Corp.	432,245	10,948,766
Renasant Corp.	44,575	1,633,228
Republic Bancorp, Inc., Class A	4,781	329,220
Richmond Mutual BanCorp, Inc.	4,348	60,176
Riverview Bancorp, Inc.	6,215	30,640
S&T Bancorp, Inc.	19,181	702,792
SB Financial Group, Inc.	3,301	62,092
Seacoast Banking Corp. of Florida	40,295	1,135,916
ServisFirst Bancshares, Inc.	23,675	1,862,039
Shore Bancshares, Inc.	11,833	183,530
Sierra Bancorp	5,854	171,639
Simmons First National Corp., Class A	68,364	1,310,538
SmartFinancial, Inc.	6,197	212,309
Sound Financial Bancorp, Inc.	1,096	50,471
South Plains Financial, Inc.	5,663	210,154
Southern First Bancshares, Inc. *	2,967	123,309
Southern Missouri Bancorp, Inc.	4,045	218,794
Southside Bancshares, Inc.	12,464	366,940
SouthState Corp.	47,698	4,491,721
SR Bancorp, Inc.	3,800	52,896
Stellar Bancorp, Inc.	23,106	682,320
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	13,389	1,000,962
Synovus Financial Corp.	68,172	3,220,445
Texas Capital Bancshares, Inc. *	21,446	1,800,821
TFS Financial Corp.	26,645	349,316
Third Coast Bancshares, Inc. *	6,287	236,706
Timberland Bancorp, Inc.	3,571	111,737
Tompkins Financial Corp.	5,291	342,222
Towne Bank	31,866	1,116,266
TriCo Bancshares	17,078	702,247
Triumph Financial, Inc. *	10,188	577,863
Truist Financial Corp.	628,974	27,492,454
TrustCo Bank Corp.	7,608	255,324
Trustmark Corp.	28,468	1,060,433
U.S. Bancorp	750,176	33,727,913
UMB Financial Corp.	34,584	3,803,894
Union Bankshares, Inc.	2,125	57,821
United Bancorp, Inc.	3,371	47,396
United Bankshares, Inc.	67,922	2,412,589
United Community Banks, Inc.	58,201	1,775,130
United Security Bancshares	6,461	55,242
Unity Bancorp, Inc.	2,383	117,029
SECURITY	NUMBER OF SHARES	VALUE ($)
Univest Financial Corp.	12,810	369,440
USCB Financial Holdings, Inc.	5,422	90,222
Valley National Bancorp	231,446	2,145,504
Veritex Holdings, Inc.	25,908	821,802
Virginia National Bankshares Corp.	2,256	83,179
WaFd, Inc.	37,211	1,083,026
Washington Trust Bancorp, Inc.	9,175	247,175
Webster Financial Corp.	81,794	4,715,424
Wells Fargo & Co.	1,564,344	126,133,057
WesBanco, Inc.	47,799	1,440,184
West BanCorp, Inc.	6,294	113,229
Westamerica BanCorp	14,285	684,251
Western Alliance Bancorp	52,251	4,052,588
Western New England Bancorp, Inc.	10,349	110,217
Wintrust Financial Corp.	31,927	4,086,017
WSFS Financial Corp.	28,278	1,550,766
Zions Bancorp NA	70,968	3,805,304
		1,128,320,627

Capital Goods 7.1%
3D Systems Corp. *	66,133	107,797
3M Co.	259,231	38,682,450
A.O. Smith Corp.	55,293	3,914,191
AAON, Inc.	32,083	2,678,931
AAR Corp. *	16,708	1,248,255
Acuity, Inc.	14,783	4,602,687
Advanced Drainage Systems, Inc.	34,022	3,904,024
AECOM	63,607	7,171,053
AeroVironment, Inc. *	15,244	4,079,904
AerSale Corp. *	13,422	81,069
AGCO Corp.	29,277	3,453,808
Air Lease Corp., Class A	49,288	2,730,555
AirJoule Technologies Corp. *	15,696	64,668
Alamo Group, Inc.	4,923	1,095,761
Albany International Corp., Class A	14,231	771,178
Allegion PLC	41,328	6,857,142
Allient, Inc.	6,061	244,319
Allison Transmission Holdings, Inc.	40,814	3,676,117
Alpha Pro Tech Ltd. *	5,970	29,014
Alta Equipment Group, Inc.	10,115	78,492
Ameresco, Inc., Class A *	15,500	262,260
American Infrastructure Corp. *(a)(b)	6,920	42
American Superconductor Corp. *	19,925	1,132,736
American Woodmark Corp. *	7,275	382,738
AMETEK, Inc.	110,941	20,507,444
Amprius Technologies, Inc. *	20,000	138,600
API Group Corp. *	174,081	6,279,102
Apogee Enterprises, Inc.	9,815	412,132
Applied Industrial Technologies, Inc.	18,256	4,956,504
Archer Aviation, Inc., Class A *	236,347	2,370,560
Arcosa, Inc.	23,068	1,981,080
Argan, Inc.	6,694	1,639,896
Armstrong World Industries, Inc.	20,728	3,900,388
Array Technologies, Inc. *	69,065	448,923
Astec Industries, Inc.	9,833	389,977
Astronics Corp. *	14,113	509,762
ATI, Inc. *	68,640	5,281,162
Atkore, Inc.	16,714	1,287,312
Atmus Filtration Technologies, Inc.	39,240	1,526,828
Axon Enterprise, Inc. *	35,521	26,835,760
AZZ, Inc.	14,026	1,535,847
Babcock & Wilcox Enterprises, Inc. *	51,145	49,641
Blink Charging Co. *	53,168	51,754
Bloom Energy Corp., Class A *	100,206	3,746,702
Blue Bird Corp. *	15,059	674,493
BlueLinx Holdings, Inc. *	3,850	282,090
Boeing Co. *	362,404	80,395,703
Boise Cascade Co.	17,823	1,493,746

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bowman Consulting Group Ltd., Class A *	6,300	218,484
Broadwind, Inc. *	7,298	18,902
Builders FirstSource, Inc. *	53,786	6,837,814
BWX Technologies, Inc.	43,776	6,650,888
Byrna Technologies, Inc. *	8,100	179,901
Cadre Holdings, Inc.	13,121	433,911
Carlisle Cos., Inc.	20,594	7,304,898
Carrier Global Corp.	382,859	26,271,785
Caterpillar, Inc.	226,166	99,065,231
Centuri Holdings, Inc. *	14,815	322,967
ChargePoint Holdings, Inc. *(a)	9,844	90,466
Chart Industries, Inc. *	21,508	4,276,436
ClearSign Technologies Corp. *	25,555	14,745
CNH Industrial NV	427,645	5,542,279
Columbus McKinnon Corp.	13,948	204,338
Comfort Systems USA, Inc.	16,913	11,894,913
Concrete Pumping Holdings, Inc.	9,442	64,489
Construction Partners, Inc., Class A *	22,641	2,283,345
Core & Main, Inc., Class A *	91,133	5,799,704
CPI Aerostructures, Inc. *	9,173	31,372
Crane Co.	23,480	4,596,680
CSW Industrials, Inc.	7,896	2,048,854
Cummins, Inc.	66,240	24,351,149
Curtiss-Wright Corp.	18,079	8,862,687
Custom Truck One Source, Inc. *	24,214	149,885
Deere & Co.	121,473	63,696,797
Distribution Solutions Group, Inc. *	4,920	147,452
DNOW, Inc. *	54,266	844,379
Donaldson Co., Inc.	56,818	4,089,191
Douglas Dynamics, Inc.	10,577	302,502
Dover Corp.	66,472	12,040,738
Ducommun, Inc. *	6,692	608,838
DXP Enterprises, Inc. *	6,811	771,414
Dycom Industries, Inc. *	13,950	3,749,899
Eastern Co.	1,809	41,697
Eaton Corp. PLC	188,102	72,366,601
EMCOR Group, Inc.	21,630	13,572,609
Emerson Electric Co.	269,958	39,281,589
Energy Recovery, Inc. *	27,634	371,677
Energy Vault Holdings, Inc. *	72,860	83,789
Enerpac Tool Group Corp., Class A	25,676	988,783
EnerSys	18,659	1,723,532
Enovix Corp. *	80,616	1,080,257
Enpro, Inc.	10,347	2,197,806
Eos Energy Enterprises, Inc. *(a)	118,278	674,185
Esab Corp.	27,079	3,633,189
ESCO Technologies, Inc.	12,466	2,414,664
Eve Holding, Inc. *(a)	39,143	254,430
Everus Construction Group, Inc. *	24,427	1,813,949
EVI Industries, Inc.	2,765	61,632
Fastenal Co.	553,543	25,534,939
Federal Signal Corp.	29,964	3,792,543
Ferguson Enterprises, Inc.	95,572	21,344,095
Flowserve Corp.	62,253	3,488,658
Fluence Energy, Inc. *(a)	30,000	243,600
Fluor Corp. *	78,897	4,478,983
Fortive Corp.	164,967	7,906,868
Fortune Brands Innovations, Inc.	57,518	3,137,032
Franklin Electric Co., Inc.	18,479	1,736,102
FreightCar America, Inc. *	5,033	51,135
FTAI Aviation Ltd.	50,202	6,908,297
FuelCell Energy, Inc. *	13,176	65,353
Gates Industrial Corp. PLC *	111,819	2,773,111
GATX Corp.	16,926	2,584,431
GE Vernova, Inc.	131,180	86,616,842
Gencor Industries, Inc. *	3,418	49,834
Generac Holdings, Inc. *	28,164	5,483,249
General Dynamics Corp.	121,320	37,804,525
SECURITY	NUMBER OF SHARES	VALUE ($)
General Electric Co.	512,820	139,015,246
Gibraltar Industries, Inc. *	14,337	946,672
Global Industrial Co.	6,777	230,825
GMS, Inc. *	18,841	2,065,727
Gorman-Rupp Co.	9,748	401,228
Graco, Inc.	80,310	6,744,434
GrafTech International Ltd. *	88,000	122,320
Graham Corp. *	4,043	231,057
Granite Construction, Inc.	20,835	1,968,282
Great Lakes Dredge & Dock Corp. *	30,154	334,106
Greenbrier Cos., Inc.	15,526	706,433
Griffon Corp.	19,552	1,588,991
Hayward Holdings, Inc. *	67,611	1,039,857
HEICO Corp.	47,630	15,565,484
Helios Technologies, Inc.	16,121	591,479
Herc Holdings, Inc.	15,445	1,804,130
Hexcel Corp.	39,351	2,357,518
Hillenbrand, Inc.	37,666	780,063
Hillman Solutions Corp. *	92,449	729,423
Honeywell International, Inc.	308,858	68,674,576
Howmet Aerospace, Inc.	194,404	34,948,007
Hubbell, Inc., Class B	25,518	11,163,615
Hudson Technologies, Inc. *	17,443	163,790
Huntington Ingalls Industries, Inc.	19,249	5,367,776
Hurco Cos., Inc. *	3,214	61,773
Hyliion Holdings Corp. *	54,325	81,488
Hyster-Yale, Inc.	5,997	251,934
IDEX Corp.	36,024	5,890,284
IES Holdings, Inc. *	3,869	1,366,028
Illinois Tool Works, Inc.	128,281	32,836,088
Ingersoll Rand, Inc.	193,410	16,368,288
Innovative Solutions & Support, Inc. *	6,865	106,682
Insteel Industries, Inc.	8,973	323,925
Intuitive Machines, Inc., Class A *	51,479	574,506
ITT, Inc.	37,822	6,428,227
Janus International Group, Inc. *	71,323	611,238
JBT Marel Corp.	21,914	3,019,749
JELD-WEN Holding, Inc. *	40,500	182,250
Johnson Controls International PLC	316,977	33,282,585
Kadant, Inc.	5,473	1,821,250
Karat Packaging, Inc.	3,014	82,071
Karman Holdings, Inc. *	22,906	1,184,240
Kennametal, Inc.	36,795	911,044
Kratos Defense & Security Solutions, Inc. *	79,549	4,669,526
KULR Technology Group, Inc. *(a)	14,183	77,865
L.B. Foster Co., Class A *	5,290	124,315
L3Harris Technologies, Inc.	90,001	24,734,075
Lennox International, Inc.	15,514	9,448,026
Leonardo DRS, Inc.	35,510	1,477,216
Limbach Holdings, Inc. *	4,683	641,571
Lincoln Electric Holdings, Inc.	26,902	6,550,637
Lindsay Corp.	5,079	693,334
Loar Holdings, Inc. *	12,911	954,252
Lockheed Martin Corp.	100,255	42,205,350
LSI Industries, Inc.	12,912	236,290
Luxfer Holdings PLC	12,212	146,788
Manitowoc Co., Inc. *	15,925	203,044
Masco Corp.	100,698	6,860,555
MasTec, Inc. *	29,646	5,609,320
Masterbrand, Inc. *	61,652	680,022
Matrix Service Co. *	10,847	165,742
Mayville Engineering Co., Inc. *	3,327	55,794
McGrath RentCorp	11,733	1,464,161
Mercury Systems, Inc. *	24,175	1,271,363
Microvast Holdings, Inc. *(a)	110,747	351,068
Middleby Corp. *	25,429	3,692,291
Miller Industries, Inc.	5,104	207,988
Moog, Inc., Class A	13,459	2,605,393

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MRC Global, Inc. *	40,400	593,072
MSC Industrial Direct Co., Inc., Class A	21,058	1,824,044
Mueller Industries, Inc.	52,986	4,523,415
Mueller Water Products, Inc., Class A	73,402	1,817,434
MYR Group, Inc. *	7,578	1,466,343
National Presto Industries, Inc.	2,215	213,637
NeoVolta, Inc. *(a)	12,964	61,449
Net Power, Inc. *	17,621	50,748
NEXTracker, Inc., Class A *	69,512	4,049,769
NN, Inc. *	28,401	55,382
Nordson Corp.	25,970	5,563,034
Northrop Grumman Corp.	65,104	37,539,617
NPK International, Inc. *	41,111	370,821
NuScale Power Corp. *	58,489	2,936,733
nVent Electric PLC	78,783	6,178,163
NWPX Infrastructure, Inc. *	4,286	179,069
Ocean Power Technologies, Inc. *	50,000	26,750
Omega Flex, Inc.	1,422	45,362
Optex Systems Holdings, Inc. *	1,633	19,302
Orion Group Holdings, Inc. *	16,674	123,554
Oshkosh Corp.	30,889	3,908,385
Otis Worldwide Corp.	190,195	16,297,810
Owens Corning	40,953	5,710,077
PACCAR, Inc.	253,703	25,055,708
Palladyne AI Corp. *	16,115	131,821
Park Aerospace Corp.	8,310	149,746
Parker-Hannifin Corp.	61,480	44,997,212
Park-Ohio Holdings Corp.	3,931	64,468
Pentair PLC	78,861	8,059,594
Perma-Pipe International Holdings, Inc. *	3,363	74,524
Plug Power, Inc. *	526,416	789,624
Powell Industries, Inc.	4,603	1,091,371
Power Solutions International, Inc. *	3,000	281,250
Preformed Line Products Co.	1,284	198,160
Primoris Services Corp.	25,678	2,418,097
Proto Labs, Inc. *	11,556	498,295
Quanex Building Products Corp.	20,402	397,431
Quanta Services, Inc.	71,151	28,896,556
QXO, Inc. *	230,715	4,628,143
RBC Bearings, Inc. *	14,941	5,787,247
Redwire Corp. *	23,460	335,243
Regal Rexnord Corp.	31,788	4,859,749
Resideo Technologies, Inc. *	69,274	1,891,180
REV Group, Inc.	23,688	1,173,740
Richtech Robotics, Inc., Class B *(a)	20,000	38,000
Rocket Lab Corp. *	174,753	8,024,658
Rockwell Automation, Inc.	54,184	19,057,055
RTX Corp.	642,339	101,213,356
Rush Enterprises, Inc., Class A	34,390	1,861,875
Sensata Technologies Holding PLC	71,760	2,207,338
SES AI Corp. *(a)	80,000	104,000
Shoals Technologies Group, Inc., Class A *	76,337	411,456
Simpson Manufacturing Co., Inc.	19,849	3,561,506
SiteOne Landscape Supply, Inc. *	21,201	2,922,134
SKYX Platforms Corp. *(a)	16,813	16,813
Snap-on, Inc.	24,971	8,020,435
Southland Holdings, Inc. *	4,155	17,867
Spirit AeroSystems Holdings, Inc., Class A *	55,050	2,168,970
SPX Technologies, Inc. *	22,408	4,086,995
StandardAero, Inc. *	62,516	1,784,832
Standex International Corp.	5,702	939,347
Stanley Black & Decker, Inc.	74,885	5,065,970
Stem, Inc. *	4,000	52,080
Sterling Infrastructure, Inc. *	14,438	3,863,464
Sunrun, Inc. *	107,000	1,097,820
SECURITY	NUMBER OF SHARES	VALUE ($)
Symbotic, Inc. *(a)	19,722	1,064,002
T1 Energy, Inc. *(a)	80,000	95,200
Taylor Devices, Inc. *	2,017	90,967
TechPrecision Corp. *	4,478	19,255
Tecnoglass, Inc.	9,961	777,257
Tennant Co.	8,760	723,050
Terex Corp.	30,889	1,571,015
Textron, Inc.	87,546	6,808,452
Thermon Group Holdings, Inc. *	14,491	409,805
Timken Co.	31,576	2,402,618
Titan International, Inc. *	20,997	177,635
Titan Machinery, Inc. *	8,199	158,405
Toro Co.	48,190	3,578,108
TPI Composites, Inc. *	21,000	16,420
Trane Technologies PLC	107,411	47,054,611
Transcat, Inc. *	4,012	306,637
TransDigm Group, Inc.	27,044	43,499,192
Trex Co., Inc. *	52,765	3,389,624
Trinity Industries, Inc.	38,655	900,662
Tutor Perini Corp. *	21,007	1,011,487
Twin Disc, Inc.	5,599	48,431
UFP Industries, Inc.	29,060	2,847,880
Ultralife Corp. *	6,691	53,327
United Rentals, Inc.	31,343	27,673,988
V2X, Inc. *	6,991	331,234
Valmont Industries, Inc.	9,518	3,464,076
Vertiv Holdings Co., Class A	182,798	26,615,389
Vicor Corp. *	11,782	523,592
Virgin Galactic Holdings, Inc. *(a)	29,504	112,115
VirTra, Inc. *	3,586	25,425
Wabash National Corp.	19,725	196,461
Watsco, Inc.	16,929	7,632,948
Watts Water Technologies, Inc., Class A	12,974	3,403,340
WESCO International, Inc.	21,684	4,487,721
Westinghouse Air Brake Technologies Corp.	82,158	15,778,444
Willis Lease Finance Corp.	1,159	164,091
WillScot Holdings Corp.	88,444	2,595,831
Woodward, Inc.	28,597	7,351,717
Worthington Enterprises, Inc.	14,782	916,041
WW Grainger, Inc.	21,007	21,837,617
Xometry, Inc., Class A *	22,639	732,145
Xylem, Inc.	116,643	16,868,911
Zurn Elkay Water Solutions Corp.	69,048	3,055,374
		2,082,942,191

Commercial & Professional Services 1.4%
ABM Industries, Inc.	31,067	1,433,121
ACCO Brands Corp.	38,516	144,435
Acme United Corp.	1,454	58,422
Acuren Corp. *	49,958	554,034
ACV Auctions, Inc., Class A *	83,473	1,186,151
Alight, Inc., Class A	226,702	1,215,123
Amentum Holdings, Inc. *	71,704	1,790,449
Asure Software, Inc. *	7,413	71,906
Automatic Data Processing, Inc.	195,223	60,421,518
Barrett Business Services, Inc.	12,336	567,086
BGSF, Inc. *	6,465	39,630
BlackSky Technology, Inc. *	11,649	224,127
Booz Allen Hamilton Holding Corp., Class A	60,883	6,534,572
Brady Corp., Class A	21,188	1,495,237
Bridger Aerospace Group Holdings, Inc. *	12,500	21,500
BrightView Holdings, Inc. *	33,240	530,178
Brink's Co.	21,400	1,869,076
Broadridge Financial Solutions, Inc.	56,850	14,070,943

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CACI International, Inc., Class A *	10,564	4,865,461
Casella Waste Systems, Inc., Class A *	30,614	3,328,660
CBIZ, Inc. *	25,765	1,574,757
CECO Environmental Corp. *	12,430	558,728
Cimpress PLC *	8,208	453,984
Cintas Corp.	164,803	36,676,908
Clarivate PLC *	214,000	823,900
Clean Harbors, Inc. *	24,091	5,680,899
Concentrix Corp.	22,073	1,147,134
Conduent, Inc. *	70,351	187,134
Copart, Inc. *	422,686	19,160,356
CoreCivic, Inc. *	52,808	1,058,272
CRA International, Inc.	3,254	574,852
CSG Systems International, Inc.	12,935	807,920
Dayforce, Inc. *	78,196	4,509,563
Deluxe Corp.	19,740	317,814
DLH Holdings Corp. *	3,968	22,260
Driven Brands Holdings, Inc. *	31,309	529,122
Dun & Bradstreet Holdings, Inc.	163,446	1,487,359
Ennis, Inc.	10,401	185,138
Enviri Corp. *	39,233	353,097
Equifax, Inc.	59,553	14,306,417
ExlService Holdings, Inc. *	77,835	3,380,374
Exponent, Inc.	23,887	1,647,248
First Advantage Corp. *	31,460	543,943
FiscalNote Holdings, Inc. *	35,000	19,828
Forrester Research, Inc. *	4,414	42,992
Franklin Covey Co. *	5,263	103,734
FTI Consulting, Inc. *	16,150	2,686,552
Genpact Ltd.	79,488	3,501,446
GEO Group, Inc. *	65,932	1,708,957
Healthcare Services Group, Inc. *	33,424	434,846
Heidrick & Struggles International, Inc.	9,808	436,750
HireQuest, Inc.	1,724	17,637
HNI Corp.	22,682	1,166,762
Huron Consulting Group, Inc. *	7,782	1,027,847
ICF International, Inc.	8,748	733,870
Innodata, Inc. *(a)	14,104	774,310
Insperity, Inc.	16,996	1,012,622
Interface, Inc., Class A	28,517	588,021
Jacobs Solutions, Inc.	58,269	8,266,623
KBR, Inc.	63,193	2,953,641
Kelly Services, Inc., Class A	14,539	178,103
Kforce, Inc.	8,111	282,668
Korn Ferry	24,435	1,731,708
Legalzoom.com, Inc. *	58,398	524,998
Leidos Holdings, Inc.	62,375	9,958,169
Liquidity Services, Inc. *	10,485	250,382
ManpowerGroup, Inc.	23,037	950,276
Mastech Digital, Inc. *	3,073	22,187
Maximus, Inc.	28,019	2,069,483
MillerKnoll, Inc.	32,897	624,385
Mistras Group, Inc. *	7,028	55,802
Mobile Infrastructure Corp. *	22,500	82,800
Montrose Environmental Group, Inc. *	15,161	344,003
MSA Safety, Inc.	18,524	3,294,864
NL Industries, Inc.	5,834	35,996
NV5 Global, Inc. *	24,968	560,532
OPENLANE, Inc. *	52,761	1,300,031
Parsons Corp. *	24,009	1,781,468
Paychex, Inc.	154,142	22,247,315
Paycom Software, Inc.	23,364	5,409,701
Paylocity Holding Corp. *	20,857	3,856,042
Perma-Fix Environmental Services, Inc. *	5,410	62,323
Pitney Bowes, Inc.	72,387	822,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Labs PBC *	100,241	626,506
Quad/Graphics, Inc.	10,911	58,156
RB Global, Inc.	89,029	9,638,280
RCM Technologies, Inc. *	3,160	76,188
Republic Services, Inc., Class A	97,654	22,523,895
Resolute Holdings Management, Inc. *	836	33,883
Resources Connection, Inc.	29,811	150,844
Robert Half, Inc.	48,156	1,777,438
Rollins, Inc.	136,081	7,793,359
Science Applications International Corp.	22,540	2,512,759
Spire Global, Inc., Class A *(a)	13,858	138,996
SS&C Technologies Holdings, Inc.	102,623	8,772,214
Steelcase, Inc., Class A	41,203	425,627
TaskUS, Inc., Class A *	9,000	153,720
Team, Inc. *	2,284	37,526
Tetra Tech, Inc.	127,881	4,698,348
TransUnion	93,009	8,853,527
TriNet Group, Inc.	14,580	988,670
TrueBlue, Inc. *	18,000	129,960
UL Solutions, Inc., Class A	29,949	2,189,871
UniFirst Corp.	7,337	1,254,847
Upwork, Inc. *	58,356	697,938
Veralto Corp.	118,841	12,458,102
Verisk Analytics, Inc., Class A	67,439	18,795,924
Verra Mobility Corp., Class A *	78,130	1,973,564
Virco Mfg. Corp.	8,190	63,391
VSE Corp.	8,387	1,312,901
Waste Management, Inc.	176,476	40,441,240
Willdan Group, Inc. *	5,928	505,658
		427,414,130

Consumer Discretionary Distribution & Retail 5.6%
1stdibs.com, Inc. *	9,755	26,924
Abercrombie & Fitch Co., Class A *	22,745	2,183,975
Academy Sports & Outdoors, Inc.	33,263	1,689,428
Advance Auto Parts, Inc.	28,356	1,504,853
A-Mark Precious Metals, Inc.	8,227	175,071
Amazon.com, Inc. *	4,543,927	1,063,778,750
American Eagle Outfitters, Inc.	78,036	842,789
America's Car-Mart, Inc. *	3,851	173,449
Arhaus, Inc. *	27,308	239,218
Arko Corp.	30,423	126,864
Asbury Automotive Group, Inc. *	9,220	2,047,946
AutoNation, Inc. *	11,824	2,277,775
AutoZone, Inc. *	8,032	30,267,628
Barnes & Noble Education, Inc. *(a)	12,663	111,814
Bath & Body Works, Inc.	103,146	2,987,108
Best Buy Co., Inc.	92,888	6,043,293
Beyond, Inc. *	23,582	211,059
Boot Barn Holdings, Inc. *	14,735	2,532,946
Buckle, Inc.	14,381	709,990
Build-A-Bear Workshop, Inc.	4,907	248,834
Burlington Stores, Inc. *	30,403	8,298,803
Caleres, Inc.	20,958	287,753
Camping World Holdings, Inc., Class A	27,578	381,679
CarMax, Inc. *	73,648	4,169,213
Carvana Co., Class A *	59,824	23,341,530
Chewy, Inc., Class A *	104,910	3,850,197
Citi Trends, Inc. *	3,328	101,571
Designer Brands, Inc., Class A	22,662	63,907
Dick's Sporting Goods, Inc.	27,242	5,761,955
Dillard's, Inc., Class A	1,317	614,947
eBay, Inc.	222,269	20,393,181
Envela Corp. *	4,047	21,935
Etsy, Inc. *	50,190	2,924,571

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EVgo, Inc., Class A *	53,220	179,351
Five Below, Inc. *	26,465	3,613,002
Floor & Decor Holdings, Inc., Class A *	51,128	3,918,450
Foot Locker, Inc. *	40,245	1,007,735
GameStop Corp., Class A *	199,033	4,468,291
Gap, Inc.	107,935	2,100,415
Genesco, Inc. *	5,301	127,542
Genuine Parts Co.	66,393	8,556,730
GigaCloud Technology, Inc., Class A *	13,833	308,061
Group 1 Automotive, Inc.	6,053	2,494,744
Groupon, Inc., Class A *	14,848	457,912
GrowGeneration Corp. *	28,000	27,580
Guess?, Inc.	12,378	160,914
Haverty Furniture Cos., Inc.	5,993	123,636
Home Depot, Inc.	477,936	175,646,259
J Jill, Inc.	6,517	102,187
Kohl's Corp. (a)	55,000	596,200
Lithia Motors, Inc., Class A	12,499	3,599,712
LKQ Corp.	123,531	3,640,459
Lowe's Cos., Inc.	269,161	60,176,325
Macy's, Inc.	132,008	1,667,261
MarineMax, Inc. *	9,973	226,188
Monro, Inc.	13,330	187,886
Murphy USA, Inc.	8,739	3,167,713
National Vision Holdings, Inc. *	38,236	927,605
ODP Corp. *	14,773	263,550
Ollie's Bargain Outlet Holdings, Inc. *	29,621	4,047,117
OneWater Marine, Inc., Class A *	4,282	65,686
O'Reilly Automotive, Inc. *	411,222	40,431,347
Penske Automotive Group, Inc.	9,206	1,541,176
Petco Health & Wellness Co., Inc., Class A *	38,893	117,068
PetMed Express, Inc. *	10,000	31,200
Pool Corp.	18,103	5,578,258
RealReal, Inc. *	43,796	230,367
Revolve Group, Inc. *	18,087	375,305
RH *	7,107	1,461,341
Ross Stores, Inc.	158,351	21,621,246
Sally Beauty Holdings, Inc. *	52,790	514,175
Savers Value Village, Inc. *	10,670	111,075
Shoe Carnival, Inc.	7,662	156,764
Signet Jewelers Ltd.	20,487	1,620,522
Sleep Number Corp. *	9,204	67,465
Sonic Automotive, Inc., Class A	6,954	503,122
Stitch Fix, Inc., Class A *	56,716	268,267
ThredUp, Inc., Class A *	49,831	411,604
Tile Shop Holdings, Inc. *	15,152	95,609
TJX Cos., Inc.	536,586	66,821,055
Tractor Supply Co.	254,640	14,501,748
Ulta Beauty, Inc. *	21,782	11,217,948
Upbound Group, Inc.	25,070	517,319
Urban Outfitters, Inc. *	27,360	2,059,661
Valvoline, Inc. *	60,919	2,147,395
Victoria's Secret & Co. *	38,345	720,886
Warby Parker, Inc., Class A *	44,940	1,076,313
Wayfair, Inc., Class A *	50,854	3,338,057
Weyco Group, Inc.	3,125	90,875
Williams-Sonoma, Inc.	59,400	11,110,770
Winmark Corp.	1,442	544,240
Zumiez, Inc. *	6,961	95,435
		1,659,627,080

Consumer Durables & Apparel 0.8%
Acushnet Holdings Corp.	13,529	1,077,179
American Outdoor Brands, Inc. *	6,310	59,377
Bassett Furniture Industries, Inc.	4,101	64,878
Beazer Homes USA, Inc. *	12,137	285,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Brunswick Corp.	30,997	1,806,815
Capri Holdings Ltd. *	59,911	1,089,781
Carter's, Inc.	19,464	471,807
Cavco Industries, Inc. *	3,805	1,535,964
Century Communities, Inc.	12,966	729,856
Champion Homes, Inc. *	25,310	1,541,379
Clarus Corp.	14,055	50,598
Columbia Sportswear Co.	15,157	857,432
Cricut, Inc., Class A	25,000	122,500
Crocs, Inc. *	26,679	2,660,697
Crown Crafts, Inc.	5,621	15,683
Culp, Inc. *	2,586	10,991
Deckers Outdoor Corp. *	72,668	7,715,162
DR Horton, Inc.	132,995	18,997,006
Dream Finders Homes, Inc., Class A *	16,669	422,059
Escalade, Inc.	3,803	46,739
Ethan Allen Interiors, Inc.	10,573	314,758
Figs, Inc., Class A *	61,500	399,750
Flexsteel Industries, Inc.	2,656	90,331
Garmin Ltd.	74,087	16,207,272
G-III Apparel Group Ltd. *	17,626	415,974
GoPro, Inc., Class A *(a)	149,829	193,279
Green Brick Partners, Inc. *	14,150	876,451
Hamilton Beach Brands Holding Co., Class A	3,706	57,702
Hanesbrands, Inc. *	171,255	700,433
Hasbro, Inc.	63,410	4,765,896
Helen of Troy Ltd. *	11,293	248,220
Hooker Furnishings Corp.	5,571	52,646
Hovnanian Enterprises, Inc., Class A *	2,031	242,644
Installed Building Products, Inc.	11,091	2,243,598
iRobot Corp. *	16,534	69,608
JAKKS Pacific, Inc.	5,309	94,022
Johnson Outdoors, Inc., Class A	2,681	89,009
KB Home	34,312	1,896,081
Kontoor Brands, Inc.	23,446	1,305,004
Lakeland Industries, Inc.	3,608	50,187
Latham Group, Inc. *	20,641	139,946
La-Z-Boy, Inc.	19,021	684,185
Legacy Housing Corp. *	4,652	104,112
Leggett & Platt, Inc.	65,000	620,750
Lennar Corp., Class A	116,754	13,097,464
Levi Strauss & Co., Class A	49,226	969,260
LGI Homes, Inc. *	9,867	525,615
Lifetime Brands, Inc.	5,690	25,036
Lovesac Co. *	6,938	124,953
Lululemon Athletica, Inc. *	53,280	10,684,238
M/I Homes, Inc. *	12,695	1,525,812
Malibu Boats, Inc., Class A *	8,904	296,592
Marine Products Corp.	5,165	44,367
MasterCraft Boat Holdings, Inc. *	7,841	151,645
Mattel, Inc. *	152,567	2,595,165
Meritage Homes Corp.	34,368	2,314,341
Mohawk Industries, Inc. *	24,918	2,853,360
Movado Group, Inc.	6,936	107,577
Newell Brands, Inc.	197,485	1,107,891
NIKE, Inc., Class B	566,819	42,335,711
NVR, Inc. *	1,403	10,591,935
Outdoor Holding Co. *	42,500	50,150
Oxford Industries, Inc.	7,014	267,795
Peloton Interactive, Inc., Class A *	187,824	1,341,063
Polaris, Inc.	26,806	1,418,305
PulteGroup, Inc.	96,472	10,893,618
PVH Corp.	24,051	1,765,824
Ralph Lauren Corp., Class A	19,298	5,765,278
Rocky Brands, Inc.	2,880	75,341
Skechers USA, Inc., Class A *	61,769	3,906,889

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Smith & Wesson Brands, Inc.	20,549	163,365
Smith Douglas Homes Corp. *	4,614	86,928
Somnigroup International, Inc.	99,977	7,236,335
Sonos, Inc. *	60,399	652,913
Steven Madden Ltd.	36,680	880,503
Sturm Ruger & Co., Inc.	7,968	272,187
Superior Group of Cos., Inc.	5,398	52,091
Tapestry, Inc.	100,027	10,805,917
Taylor Morrison Home Corp., Class A *	48,752	2,890,019
Toll Brothers, Inc.	48,023	5,684,002
TopBuild Corp. *	13,528	5,011,177
Topgolf Callaway Brands Corp. *	68,746	635,901
Traeger, Inc. *	23,917	38,746
Tri Pointe Homes, Inc. *	43,323	1,334,348
Tron, Inc. *	10,000	84,800
Under Armour, Inc., Class A *	150,126	996,837
United Homes Group, Inc. *	3,328	12,480
VF Corp.	161,817	1,896,495
Whirlpool Corp. (a)	27,336	2,269,981
Wolverine World Wide, Inc.	37,412	844,763
YETI Holdings, Inc. *	40,379	1,483,525
		229,591,519

Consumer Services 2.3%
Accel Entertainment, Inc., Class A *	23,774	305,734
ADT, Inc.	227,089	1,896,193
Adtalem Global Education, Inc. *	17,401	1,988,412
Airbnb, Inc., Class A *	207,992	27,540,221
American Public Education, Inc. *	8,505	251,068
Aramark	126,086	5,366,220
Bally's Corp. *	3,500	32,480
Biglari Holdings, Inc., Class B *	514	158,476
BJ's Restaurants, Inc. *	10,196	361,244
Bloomin' Brands, Inc.	33,800	307,918
Booking Holdings, Inc.	15,660	86,193,580
Boyd Gaming Corp.	29,360	2,492,664
Bright Horizons Family Solutions, Inc. *	27,445	3,104,029
Brinker International, Inc. *	21,173	3,336,865
Caesars Entertainment, Inc. *	100,107	2,670,855
Canterbury Park Holding Corp.	1,452	27,036
Carnival Corp. *	503,145	14,978,627
Carriage Services, Inc., Class A	5,752	258,380
Cava Group, Inc. *	40,136	3,532,369
Cheesecake Factory, Inc. (a)	22,932	1,465,584
Chegg, Inc. *	60,000	78,600
Chipotle Mexican Grill, Inc., Class A *	647,351	27,758,411
Choice Hotels International, Inc. (a)	10,433	1,332,398
Churchill Downs, Inc.	34,967	3,742,868
Coursera, Inc. *	59,000	745,760
Cracker Barrel Old Country Store, Inc.	11,203	694,586
Darden Restaurants, Inc.	56,369	11,367,936
Dave & Buster's Entertainment, Inc. *	14,984	438,132
Denny's Corp. *	24,016	89,340
Dine Brands Global, Inc.	6,725	152,052
Domino's Pizza, Inc.	16,420	7,605,908
DoorDash, Inc., Class A *	165,188	41,338,297
DraftKings, Inc., Class A *	238,079	10,723,078
Duolingo, Inc. *	18,771	6,505,090
Dutch Bros, Inc., Class A *	60,721	3,598,934
El Pollo Loco Holdings, Inc. *	9,086	93,586
European Wax Center, Inc., Class A *	22,075	103,311
Expedia Group, Inc.	58,319	10,510,250
First Watch Restaurant Group, Inc. *	17,223	297,786
Flutter Entertainment PLC *	84,865	25,651,295
Frontdoor, Inc. *	35,506	2,077,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Full House Resorts, Inc. *	15,255	69,868
Global Business Travel Group I *	40,326	259,296
Golden Entertainment, Inc.	9,398	264,272
Graham Holdings Co., Class B	1,610	1,536,230
Grand Canyon Education, Inc. *	13,768	2,321,698
H&R Block, Inc.	63,984	3,476,891
Hilton Grand Vacations, Inc. *	29,359	1,315,870
Hilton Worldwide Holdings, Inc.	114,284	30,637,255
Hyatt Hotels Corp., Class A	20,348	2,868,458
Inspired Entertainment, Inc. *	10,938	98,551
Jack in the Box, Inc.	8,973	176,768
KinderCare Learning Cos., Inc. *	11,428	109,823
Kura Sushi USA, Inc., Class A *	2,756	241,811
Las Vegas Sands Corp.	163,491	8,566,928
Laureate Education, Inc. *	63,773	1,441,270
Life Time Group Holdings, Inc. *	60,199	1,728,915
Light & Wonder, Inc. *	40,187	3,870,812
Lincoln Educational Services Corp. *	14,839	339,368
Lindblad Expeditions Holdings, Inc. *	24,542	293,277
Lucky Strike Entertainment Corp., Class A (a)	14,987	148,371
Marriott International, Inc., Class A	109,376	28,856,670
Marriott Vacations Worldwide Corp.	14,742	1,097,837
Matthews International Corp., Class A	14,759	346,689
McDonald's Corp.	343,716	103,138,860
MGM Resorts International *	97,818	3,565,466
Mister Car Wash, Inc. *	47,073	271,847
Monarch Casino & Resort, Inc.	5,776	594,697
Nathan's Famous, Inc.	1,235	117,325
Nerdy, Inc. *	39,000	58,890
Norwegian Cruise Line Holdings Ltd. *	215,054	5,496,780
ONE Group Hospitality, Inc. *	12,060	36,059
OneSpaWorld Holdings Ltd.	50,012	1,106,265
Papa John's International, Inc.	16,061	681,147
Penn Entertainment, Inc. *	72,872	1,316,068
Perdoceo Education Corp.	29,123	838,160
Planet Fitness, Inc., Class A *	40,412	4,412,586
Playa Hotels & Resorts NV *(b)	46,109	30,893
Portillo's, Inc., Class A *	27,494	273,840
Potbelly Corp. *	11,690	140,631
Pursuit Attractions & Hospitality, Inc. *	9,565	289,246
Rave Restaurant Group, Inc. *	10,012	30,136
RCI Hospitality Holdings, Inc.	3,668	131,424
Red Rock Resorts, Inc., Class A	23,238	1,425,651
Royal Caribbean Cruises Ltd.	120,150	38,192,080
Rush Street Interactive, Inc. *	41,714	840,954
Sabre Corp. *	183,956	557,387
Serve Robotics, Inc. *(a)	12,728	129,698
Service Corp. International	67,989	5,188,241
Shake Shack, Inc., Class A *	19,290	2,321,359
Six Flags Entertainment Corp. *	43,629	1,307,125
Soho House & Co., Inc. *	16,810	106,744
Starbucks Corp.	546,572	48,732,360
Strategic Education, Inc.	12,183	903,309
Stride, Inc. *	20,383	2,613,712
Sweetgreen, Inc., Class A *	53,262	686,015
Target Hospitality Corp. *	21,320	161,819
Texas Roadhouse, Inc., Class A	31,698	5,868,251
Travel & Leisure Co.	32,601	1,931,609
Udemy, Inc. *	40,027	304,605
United Parks & Resorts, Inc. *	14,466	684,676
Universal Technical Institute, Inc. *	21,431	690,507
Vail Resorts, Inc.	18,259	2,743,597
Wendy's Co.	78,650	774,702
Wingstop, Inc.	13,753	5,189,557
Wyndham Hotels & Resorts, Inc.	36,751	3,160,586

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	42,525	4,636,501
Xponential Fitness, Inc., Class A *	19,583	204,838
Yum! Brands, Inc.	133,560	19,252,674
		672,378,479

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	194,525	3,738,771
Andersons, Inc.	15,277	548,750
BJ's Wholesale Club Holdings, Inc. *	63,732	6,749,219
Casey's General Stores, Inc.	17,758	9,236,469
Chefs' Warehouse, Inc. *	16,784	1,150,711
Costco Wholesale Corp.	213,599	200,706,164
Dollar General Corp.	105,745	11,092,650
Dollar Tree, Inc. *	94,709	10,754,207
Grocery Outlet Holding Corp. *	47,258	622,388
Guardian Pharmacy Services, Inc., Class A *	6,352	132,757
Ingles Markets, Inc., Class A	7,246	455,991
Kroger Co.	294,688	20,657,629
Maplebear, Inc. *	78,800	3,780,036
Natural Grocers by Vitamin Cottage, Inc.	4,452	168,686
Performance Food Group Co. *	74,333	7,463,033
PriceSmart, Inc.	12,274	1,319,455
SpartanNash Co.	15,368	407,867
Sprouts Farmers Market, Inc. *	47,419	7,185,875
Sysco Corp.	232,881	18,537,328
Target Corp.	218,767	21,986,083
U.S. Foods Holding Corp. *	111,316	9,275,962
United Natural Foods, Inc. *	27,992	773,699
Village Super Market, Inc., Class A	2,371	81,562
Walgreens Boots Alliance, Inc.	348,646	4,058,239
Walmart, Inc.	2,077,567	203,560,015
Weis Markets, Inc.	7,674	555,674
		544,999,220

Energy 3.1%
Aemetis, Inc. *(a)	26,000	70,720
Amplify Energy Corp. *	16,372	62,214
Antero Midstream Corp.	159,669	2,929,926
Antero Resources Corp. *	142,291	4,970,225
APA Corp.	175,988	3,394,808
Archrock, Inc.	82,999	1,938,857
Aris Water Solutions, Inc., Class A	14,288	303,906
Atlas Energy Solutions, Inc., Class A (a)	35,316	459,108
Baker Hughes Co., Class A	477,229	21,499,166
Berry Corp.	27,783	83,905
BKV Corp. *	8,423	173,851
Bristow Group, Inc. *	13,008	449,687
Cactus, Inc., Class A	33,094	1,400,207
California Resources Corp.	34,515	1,662,933
Calumet, Inc. *	34,512	550,121
Centrus Energy Corp., Class A *	7,627	1,642,856
Cheniere Energy, Inc.	106,643	25,154,951
Chevron Corp.	922,202	139,842,711
Chord Energy Corp.	27,856	3,073,352
Civitas Resources, Inc.	41,746	1,267,409
CNX Resources Corp. *	70,699	2,142,887
Comstock Resources, Inc. *	43,020	768,767
ConocoPhillips	607,341	57,903,891
Core Laboratories, Inc.	22,510	246,259
Core Natural Resources, Inc.	23,913	1,765,019
Coterra Energy, Inc.	364,325	8,885,887
Crescent Energy Co., Class A	86,529	799,528
CVR Energy, Inc.	17,792	476,470
Delek U.S. Holdings, Inc.	32,241	721,231
SECURITY	NUMBER OF SHARES	VALUE ($)
Devon Energy Corp.	311,627	10,352,249
Diamondback Energy, Inc.	90,085	13,392,036
DMC Global, Inc. *	8,283	67,009
Dorian LPG Ltd.	17,028	490,236
DT Midstream, Inc.	48,204	4,951,997
Empire Petroleum Corp. *	14,255	64,433
Energy Services of America Corp.	8,556	93,517
EOG Resources, Inc.	261,887	31,431,678
Epsilon Energy Ltd.	5,425	33,906
EQT Corp.	289,404	15,555,465
Evolution Petroleum Corp.	15,426	74,508
Excelerate Energy, Inc., Class A	11,119	285,314
Expand Energy Corp.	103,668	10,862,333
Expro Group Holdings NV *	50,353	542,805
Exxon Mobil Corp.	2,072,348	231,356,931
Flowco Holdings, Inc., Class A	10,000	187,000
Forum Energy Technologies, Inc. *	4,222	83,216
FutureFuel Corp.	9,399	38,066
Geospace Technologies Corp. *	3,725	60,382
Gevo, Inc. *(a)	99,561	129,429
Granite Ridge Resources, Inc.	22,980	119,266
Green Plains, Inc. *	31,000	256,370
Gulf Island Fabrication, Inc. *	6,007	40,367
Gulfport Energy Corp. *	5,965	1,038,685
Halliburton Co.	417,535	9,352,784
Helix Energy Solutions Group, Inc. *	70,570	418,480
Helmerich & Payne, Inc.	47,141	764,156
HF Sinclair Corp.	75,977	3,338,429
HighPeak Energy, Inc.	11,338	113,040
Infinity Natural Resources, Inc., Class A *	6,300	93,933
Innovex International, Inc. *	17,876	293,524
International Seaways, Inc.	19,219	766,838
Kinder Morgan, Inc.	927,943	26,038,081
Kinetik Holdings, Inc., Class A	17,578	762,534
Kodiak Gas Services, Inc.	18,430	595,842
Kosmos Energy Ltd. *	217,678	468,008
Liberty Energy, Inc., Class A	76,251	940,937
Lightbridge Corp. *(a)	11,562	155,856
Magnolia Oil & Gas Corp., Class A	90,844	2,163,904
Mammoth Energy Services, Inc. *	10,739	27,921
Marathon Petroleum Corp.	147,735	25,143,020
Matador Resources Co.	57,502	2,868,200
Murphy Oil Corp.	64,275	1,594,663
Nabors Industries Ltd. *	7,500	260,850
NACCO Industries, Inc., Class A	1,966	74,551
Natural Gas Services Group, Inc. *	4,213	101,491
NextDecade Corp. *	65,662	745,920
Noble Corp. PLC	62,160	1,666,510
Northern Oil & Gas, Inc.	46,016	1,295,811
NOV, Inc.	180,928	2,276,074
Occidental Petroleum Corp.	342,128	15,033,104
Oceaneering International, Inc. *	48,506	1,052,580
Oil States International, Inc. *	29,052	144,969
ONEOK, Inc.	300,659	24,687,110
OPAL Fuels, Inc., Class A *	5,715	13,545
Ovintiv, Inc.	123,791	5,097,713
Par Pacific Holdings, Inc. *	26,679	837,187
Patterson-UTI Energy, Inc.	167,426	989,488
PBF Energy, Inc., Class A	48,089	1,086,811
Peabody Energy Corp.	61,147	987,524
Permian Resources Corp., Class A	304,487	4,311,536
Phillips 66	195,815	24,198,818
PrimeEnergy Resources Corp. *	362	61,022
ProFrac Holding Corp., Class A *(a)	11,000	77,220
ProPetro Holding Corp. *	39,887	213,794
Range Resources Corp.	114,590	4,207,745
Ranger Energy Services, Inc., Class A	5,075	67,954
REX American Resources Corp. *	7,251	379,082

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Riley Exploration Permian, Inc.	5,555	145,763
Ring Energy, Inc. *	96,457	73,645
RPC, Inc.	36,343	168,995
Sable Offshore Corp. *	34,438	1,056,213
SandRidge Energy, Inc.	12,685	131,797
Schlumberger NV	722,638	24,425,164
SEACOR Marine Holdings, Inc. *	10,252	51,260
Seadrill Ltd. *	34,000	991,440
Select Water Solutions, Inc.	48,335	465,466
Sitio Royalties Corp., Class A	38,649	702,252
SM Energy Co.	55,363	1,527,465
Smart Sand, Inc.	17,439	35,576
Solaris Energy Infrastructure, Inc.	20,993	685,841
Summit Midstream Corp. *	4,783	121,871
Talos Energy, Inc. *	63,295	541,172
Targa Resources Corp.	104,251	17,348,409
TechnipFMC PLC	202,977	7,382,273
TETRA Technologies, Inc. *	48,733	199,805
Texas Pacific Land Corp.	9,119	8,828,377
Tidewater, Inc. *	22,190	1,109,722
Transocean Ltd. *	376,205	1,098,519
Uranium Energy Corp. *	215,360	1,867,171
Ur-Energy, Inc. *	175,000	211,750
VAALCO Energy, Inc.	43,433	161,571
Valaris Ltd. *	31,641	1,538,702
Valero Energy Corp.	150,483	20,662,821
Venture Global, Inc., Class A (a)	37,502	574,906
Viper Energy, Inc.	62,301	2,346,256
Vital Energy, Inc. *	11,591	216,636
Vitesse Energy, Inc.	13,373	320,016
W&T Offshore, Inc. (a)	50,000	88,500
Weatherford International PLC	35,131	1,986,658
Williams Cos., Inc.	588,218	35,263,669
World Kinect Corp.	27,459	748,807
		904,995,097

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	65,151	1,219,627
Agree Realty Corp.	53,772	3,855,452
Alexander & Baldwin, Inc.	35,571	639,567
Alexander's, Inc.	964	242,147
Alexandria Real Estate Equities, Inc.	73,593	5,624,713
Alpine Income Property Trust, Inc.	4,623	64,953
American Assets Trust, Inc.	21,772	414,321
American Healthcare REIT, Inc.	77,801	3,006,231
American Homes 4 Rent, Class A	152,398	5,286,687
American Tower Corp.	225,329	46,956,310
Americold Realty Trust, Inc.	124,063	1,994,933
Apple Hospitality REIT, Inc.	105,963	1,245,065
Armada Hoffler Properties, Inc.	38,123	260,380
AvalonBay Communities, Inc.	68,475	12,755,523
Bluerock Homes Trust, Inc.	1,536	21,581
Braemar Hotels & Resorts, Inc.	24,766	54,485
Brandywine Realty Trust	80,539	322,156
Brixmor Property Group, Inc.	147,200	3,846,336
Broadstone Net Lease, Inc.	89,652	1,455,948
BRT Apartments Corp.	5,530	80,462
BXP, Inc.	70,570	4,617,395
Camden Property Trust	51,989	5,677,199
CareTrust REIT, Inc.	92,532	2,942,518
CBL & Associates Properties, Inc.	5,626	152,240
Centerspace	8,509	463,145
Chatham Lodging Trust	21,672	147,803
City Office REIT, Inc.	16,407	113,865
Clipper Realty, Inc.	5,283	18,385
Community Healthcare Trust, Inc.	16,827	258,631
COPT Defense Properties	55,553	1,515,486
Cousins Properties, Inc.	81,130	2,198,623
SECURITY	NUMBER OF SHARES	VALUE ($)
Crown Castle, Inc.	210,414	22,112,407
CTO Realty Growth, Inc.	15,942	263,202
CubeSmart	108,927	4,238,350
Curbline Properties Corp.	44,358	980,312
DiamondRock Hospitality Co.	99,179	765,662
Digital Realty Trust, Inc.	152,310	26,873,576
Diversified Healthcare Trust	100,000	327,000
Douglas Emmett, Inc.	82,507	1,250,806
Easterly Government Properties, Inc.	19,370	426,140
EastGroup Properties, Inc.	24,981	4,077,898
Elme Communities	40,011	603,366
Empire State Realty Trust, Inc., Class A	64,131	464,308
EPR Properties	36,814	2,026,243
Equinix, Inc.	47,107	36,987,003
Equity LifeStyle Properties, Inc.	92,083	5,517,613
Equity Residential	165,362	10,450,878
Essential Properties Realty Trust, Inc.	97,090	2,960,274
Essex Property Trust, Inc.	31,016	8,069,743
Extra Space Storage, Inc.	101,924	13,694,509
Farmland Partners, Inc.	21,207	222,037
Federal Realty Investment Trust	37,667	3,471,391
First Industrial Realty Trust, Inc.	63,730	3,104,926
Four Corners Property Trust, Inc.	48,097	1,213,968
Franklin Street Properties Corp.	38,431	63,411
FrontView REIT, Inc.	7,000	82,390
Gaming & Leisure Properties, Inc.	131,430	5,990,579
Getty Realty Corp.	23,634	656,789
Gladstone Commercial Corp.	22,360	294,034
Gladstone Land Corp.	14,746	135,663
Global Medical REIT, Inc.	26,096	174,321
Global Net Lease, Inc.	94,810	662,722
Healthcare Realty Trust, Inc., Class A	174,248	2,676,449
Healthpeak Properties, Inc.	333,583	5,650,896
Highwoods Properties, Inc.	52,859	1,533,440
Host Hotels & Resorts, Inc.	332,660	5,229,415
Hudson Pacific Properties, Inc. *	161,742	396,268
Independence Realty Trust, Inc.	113,856	1,909,365
Industrial Logistics Properties Trust	24,875	132,335
Innovative Industrial Properties, Inc.	13,677	707,101
InvenTrust Properties Corp.	38,416	1,059,129
Invitation Homes, Inc.	277,762	8,513,405
Iron Mountain, Inc.	141,999	13,825,023
JBG SMITH Properties	40,899	866,241
Kilroy Realty Corp.	51,804	1,909,495
Kimco Realty Corp.	327,056	6,943,399
Kite Realty Group Trust	105,603	2,321,154
Lamar Advertising Co., Class A	42,157	5,153,693
Lineage, Inc.	30,109	1,299,203
LTC Properties, Inc.	22,499	765,866
LXP Industrial Trust	139,647	1,083,661
Macerich Co.	124,219	2,075,699
Medical Properties Trust, Inc. (a)	290,397	1,196,436
Mid-America Apartment Communities, Inc.	56,089	7,988,756
Millrose Properties, Inc., Class A	58,990	1,769,110
Modiv Industrial, Inc.	3,196	45,863
National Health Investors, Inc.	22,914	1,600,772
National Storage Affiliates Trust	32,600	960,396
NET Lease Office Properties *	6,279	208,400
NETSTREIT Corp.	38,339	698,920
New Century Financial Corp. *(b)	3,600	0
NexPoint Diversified Real Estate Trust	17,545	77,023
NexPoint Residential Trust, Inc.	9,644	300,700
NNN REIT, Inc.	90,810	3,746,821
Omega Healthcare Investors, Inc.	139,301	5,418,809
One Liberty Properties, Inc.	6,163	137,928
Orion Properties, Inc.	25,500	66,810

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Outfront Media, Inc.	65,436	1,147,093
Paramount Group, Inc. *	85,678	524,349
Park Hotels & Resorts, Inc.	97,416	1,038,455
Peakstone Realty Trust	19,131	260,182
Pebblebrook Hotel Trust	56,936	571,068
Phillips Edison & Co., Inc.	61,483	2,077,511
Piedmont Realty Trust, Inc., Class A	59,125	446,985
Plymouth Industrial REIT, Inc.	16,461	239,014
Postal Realty Trust, Inc., Class A	13,537	185,592
PotlatchDeltic Corp.	35,748	1,461,736
Prologis, Inc.	446,639	47,692,112
Public Storage	76,312	20,752,285
Rayonier, Inc.	66,636	1,553,285
Realty Income Corp.	434,234	24,373,554
Regency Centers Corp.	79,093	5,647,240
Rexford Industrial Realty, Inc.	113,692	4,153,169
RLJ Lodging Trust	69,831	516,749
Ryman Hospitality Properties, Inc.	28,509	2,710,066
Sabra Health Care REIT, Inc.	112,814	2,034,036
Safehold, Inc.	21,044	294,406
Saul Centers, Inc.	5,768	185,845
SBA Communications Corp., Class A	51,529	11,579,597
Service Properties Trust (c)	79,200	208,296
Sila Realty Trust, Inc.	26,410	645,460
Simon Property Group, Inc.	147,929	24,229,291
SITE Centers Corp.	22,400	241,248
SL Green Realty Corp.	34,202	1,958,064
Smartstop Self Storage REIT, Inc.	17,266	584,972
STAG Industrial, Inc.	88,709	3,045,380
Summit Hotel Properties, Inc.	47,221	246,494
Sun Communities, Inc.	58,204	7,219,042
Sunstone Hotel Investors, Inc.	101,945	892,019
Tanger, Inc.	55,925	1,678,868
Terreno Realty Corp.	50,238	2,787,707
UDR, Inc.	144,019	5,658,507
UMH Properties, Inc.	39,350	640,618
Uniti Group, Inc. *	118,967	632,904
Universal Health Realty Income Trust	5,432	210,707
Urban Edge Properties	61,172	1,206,312
Ventas, Inc.	217,892	14,637,985
Veris Residential, Inc.	37,721	531,112
VICI Properties, Inc., Class A	508,914	16,590,596
Vornado Realty Trust	80,457	3,091,158
Welltower, Inc.	299,070	49,367,485
Weyerhaeuser Co.	353,033	8,843,477
Whitestone REIT	20,066	244,605
WP Carey, Inc.	105,678	6,780,300
Xenia Hotels & Resorts, Inc.	45,844	582,677
		636,081,282

Financial Services 8.4%
Acacia Research Corp. *	29,703	105,149
Acadian Asset Management, Inc.	14,000	585,060
ACRES Commercial Realty Corp. *	3,144	61,874
Affiliated Managers Group, Inc.	13,909	2,919,082
Affirm Holdings, Inc. *	123,512	8,467,983
AG Mortgage Investment Trust, Inc.	14,032	106,082
AGNC Investment Corp. (a)	490,812	4,628,357
Alerus Financial Corp.	11,281	238,480
Ally Financial, Inc.	134,867	5,104,716
AlTi Global, Inc. *	40,478	165,555
American Express Co.	266,019	79,622,147
Ameriprise Financial, Inc.	45,733	23,698,383
Angel Oak Mortgage REIT, Inc.	9,942	92,063
Annaly Capital Management, Inc.	289,205	5,879,538
Apollo Commercial Real Estate Finance, Inc.	61,373	590,408
Apollo Global Management, Inc.	217,227	31,567,428
SECURITY	NUMBER OF SHARES	VALUE ($)
Arbor Realty Trust, Inc. (a)	92,240	1,029,398
Ares Commercial Real Estate Corp.	22,535	100,731
ARES Management Corp., Class A	97,469	18,083,424
ARMOUR Residential REIT, Inc. (a)	36,345	592,787
Artisan Partners Asset Management, Inc., Class A	32,819	1,485,060
Associated Capital Group, Inc., Class A	1,818	67,302
Atlanticus Holdings Corp. *	2,144	106,407
AvidXchange Holdings, Inc. *	89,883	886,246
Bakkt Holdings, Inc. *	5,451	53,965
Bank of New York Mellon Corp.	343,367	34,834,582
Berkshire Hathaway, Inc., Class B *	881,747	416,078,774
BGC Group, Inc., Class A	187,349	1,736,725
Blackrock, Inc.	70,064	77,491,485
Blackstone Mortgage Trust, Inc., Class A	85,957	1,588,485
Blackstone, Inc.	351,187	60,741,304
Block, Inc. *	267,557	20,671,454
Blue Owl Capital, Inc., Class A	275,168	5,324,501
Bread Financial Holdings, Inc.	22,422	1,374,469
Bridge Investment Group Holdings, Inc., Class A	13,931	142,653
BrightSpire Capital, Inc., Class A	69,114	358,011
Cannae Holdings, Inc.	25,712	549,723
Cantaloupe, Inc. *	26,721	295,801
Capital One Financial Corp.	307,344	66,078,960
Carlyle Group, Inc.	102,656	6,227,113
Cass Information Systems, Inc.	5,702	228,137
Cboe Global Markets, Inc.	50,431	12,155,888
Charles Schwab Corp. (d)	816,007	79,748,364
Cherry Hill Mortgage Investment Corp.	15,001	41,703
Chicago Atlantic Real Estate Finance, Inc.	9,254	120,209
Chimera Investment Corp.	41,204	550,897
Claros Mortgage Trust, Inc.	61,707	175,865
CME Group, Inc.	173,692	48,335,010
Cohen & Steers, Inc.	12,467	917,073
Coinbase Global, Inc., Class A *	101,762	38,441,613
Consumer Portfolio Services, Inc. *	5,099	40,282
Corebridge Financial, Inc.	120,507	4,285,229
Corpay, Inc. *	33,843	10,932,981
Credit Acceptance Corp. *	2,848	1,396,317
Dave, Inc. *	3,855	909,009
DeFi Development Corp. *(a)	4,500	64,710
Diamond Hill Investment Group, Inc.	1,364	184,917
DigitalBridge Group, Inc.	75,000	805,500
Donnelley Financial Solutions, Inc. *	12,417	657,604
Dynex Capital, Inc.	55,224	686,987
Ellington Financial, Inc.	43,305	549,540
Enact Holdings, Inc.	14,940	519,314
Encore Capital Group, Inc. *	12,761	470,626
Enova International, Inc. *	12,373	1,293,721
Equitable Holdings, Inc.	145,242	7,458,177
Essent Group Ltd.	49,937	2,795,973
Euronet Worldwide, Inc. *	20,230	1,965,951
Evercore, Inc., Class A	17,322	5,216,347
EVERTEC, Inc.	29,799	1,077,234
EZCORP, Inc., Class A *	25,151	360,162
FactSet Research Systems, Inc.	18,475	7,443,577
Federal Agricultural Mortgage Corp., Class C	4,622	796,232
Federated Hermes, Inc.	38,340	1,900,514
Fidelity National Information Services, Inc.	251,917	20,004,729
Finance of America Cos., Inc., Class A *	5,723	123,216

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FirstCash Holdings, Inc.	18,911	2,520,647
Fiserv, Inc. *	266,531	37,031,817
Flywire Corp. *	51,215	557,731
Forge Global Holdings, Inc. *	3,010	65,979
Franklin BSP Realty Trust, Inc.	44,583	450,288
Franklin Resources, Inc.	150,755	3,618,120
Galaxy Digital, Inc., Class A *	80,000	2,273,200
GCM Grosvenor, Inc., Class A	19,770	233,088
Global Payments, Inc.	117,222	9,371,899
Goldman Sachs Group, Inc.	147,569	106,779,453
Granite Point Mortgage Trust, Inc.	23,221	59,214
Great Elm Group, Inc. *	9,772	20,717
Green Dot Corp., Class A *	26,000	263,120
Guild Holdings Co., Class A	4,604	91,435
HA Sustainable Infrastructure Capital, Inc.	57,260	1,487,042
Hamilton Lane, Inc., Class A	21,058	3,207,133
Heritage Global, Inc. *	16,791	36,101
Houlihan Lokey, Inc., Class A	25,694	4,898,818
Innventure, Inc. *	15,812	73,051
Interactive Brokers Group, Inc., Class A	209,977	13,766,092
Intercontinental Exchange, Inc.	275,915	50,997,369
International Money Express, Inc. *	18,445	165,821
Invesco Ltd.	218,602	4,592,828
Invesco Mortgage Capital, Inc.	28,900	218,195
Jack Henry & Associates, Inc.	34,846	5,917,373
Jackson Financial, Inc., Class A	34,689	3,037,369
Janus Henderson Group PLC	59,917	2,594,406
Jefferies Financial Group, Inc.	78,640	4,534,382
KKR & Co., Inc.	325,396	47,696,546
KKR Real Estate Finance Trust, Inc.	24,272	219,419
Ladder Capital Corp., Class A	54,768	598,067
Lazard, Inc.	53,051	2,757,591
LendingClub Corp. *	52,098	812,208
LendingTree, Inc. *	6,556	306,034
loanDepot, Inc., Class A *	36,984	58,805
LPL Financial Holdings, Inc.	38,306	15,158,833
Lument Finance Trust, Inc.	24,035	51,916
Manhattan Bridge Capital, Inc.	7,727	42,035
MarketAxess Holdings, Inc.	18,220	3,744,210
Marqeta, Inc., Class A *	195,000	1,111,500
Mastercard, Inc., Class A	390,189	221,030,363
Medallion Financial Corp.	6,557	66,947
Merchants Bancorp	12,767	374,073
MFA Financial, Inc.	47,437	431,202
MGIC Investment Corp.	112,975	2,926,053
Moelis & Co., Class A	36,239	2,541,803
Moody's Corp.	74,540	38,442,514
Morgan Stanley	593,718	84,581,066
Morningstar, Inc.	12,943	3,578,222
Mr. Cooper Group, Inc. *	30,829	4,800,692
MSCI, Inc., Class A	37,229	20,898,871
Nasdaq, Inc.	198,472	19,096,976
Navient Corp.	37,356	483,387
NCR Atleos Corp. *	35,791	1,095,205
Nelnet, Inc., Class A	8,414	1,049,815
NerdWallet, Inc., Class A *	22,319	236,358
New York Mortgage Trust, Inc.	40,532	256,568
NewtekOne, Inc.	11,192	128,036
Nexpoint Real Estate Finance, Inc.	5,703	78,701
NMI Holdings, Inc., Class A *	36,089	1,346,841
Northern Trust Corp.	94,088	12,231,440
Old Market Capital Corp. *	6,032	34,744
OneMain Holdings, Inc.	56,769	3,280,681
Onity Group, Inc. *	3,090	116,555
Open Lending Corp., Class A *	50,000	109,500
Oportun Financial Corp. *	16,000	98,080
Oppenheimer Holdings, Inc., Class A	3,500	265,335
SECURITY	NUMBER OF SHARES	VALUE ($)
OppFi, Inc. (a)	17,756	188,924
Orchid Island Capital, Inc. (a)	44,361	308,753
P10, Inc., Class A	37,410	460,143
Paymentus Holdings, Inc., Class A *	15,409	429,603
Payoneer Global, Inc. *	120,097	789,037
PayPal Holdings, Inc. *	467,785	32,164,897
Paysign, Inc. *	26,608	197,964
PennyMac Financial Services, Inc.	14,754	1,374,188
PennyMac Mortgage Investment Trust	41,298	486,903
Perella Weinberg Partners, Class A	27,101	540,394
Piper Sandler Cos.	7,959	2,509,632
PJT Partners, Inc., Class A	11,852	2,117,004
PRA Group, Inc. *	21,991	334,263
Priority Technology Holdings, Inc. *	9,469	64,863
PROG Holdings, Inc.	19,924	634,380
Radian Group, Inc.	64,043	2,088,442
Raymond James Financial, Inc.	87,233	14,579,251
Ready Capital Corp.	81,000	341,010
Redwood Trust, Inc.	69,393	378,886
Regional Management Corp.	3,411	113,382
Remitly Global, Inc. *	70,377	1,161,221
Repay Holdings Corp., Class A *	35,500	174,660
Rithm Capital Corp.	253,381	3,048,173
Rithm Property Trust, Inc.	21,615	56,199
Robinhood Markets, Inc., Class A *	342,992	35,345,326
Rocket Cos., Inc., Class A	122,346	1,807,050
S&P Global, Inc.	150,969	83,199,016
Security National Financial Corp., Class A *	7,773	65,915
SEI Investments Co.	45,864	4,041,536
Seven Hills Realty Trust	5,666	58,303
Sezzle, Inc. *	7,900	1,223,236
Shift4 Payments, Inc., Class A *	33,081	3,407,343
Silvercrest Asset Management Group, Inc., Class A	3,213	52,565
SLM Corp.	98,776	3,141,077
SoFi Technologies, Inc. *	570,009	12,870,803
Starwood Property Trust, Inc.	168,739	3,283,661
State Street Corp.	137,253	15,338,023
StepStone Group, Inc., Class A	31,109	1,846,630
Stifel Financial Corp.	48,843	5,573,963
StoneX Group, Inc. *	21,112	2,052,931
Sunrise Realty Trust, Inc.	2,814	28,168
SWK Holdings Corp.	1,451	21,605
Synchrony Financial	182,261	12,698,124
T. Rowe Price Group, Inc.	106,771	10,831,918
Toast, Inc., Class A *	210,114	10,261,968
TPG RE Finance Trust, Inc.	31,952	277,982
TPG, Inc.	62,132	3,545,873
Tradeweb Markets, Inc., Class A	56,661	7,850,382
Two Harbors Investment Corp.	51,925	506,269
Upstart Holdings, Inc. *	40,477	3,308,590
UWM Holdings Corp.	76,027	305,629
Velocity Financial, Inc. *	5,032	83,531
Victory Capital Holdings, Inc., Class A	21,725	1,497,070
Virtu Financial, Inc., Class A	38,843	1,714,530
Virtus Investment Partners, Inc.	3,633	702,295
Visa, Inc., Class A	822,666	284,206,423
Voya Financial, Inc.	46,953	3,286,710
Walker & Dunlop, Inc.	15,262	1,144,803
Waterstone Financial, Inc.	8,861	117,940
Western Union Co.	160,667	1,293,369
WEX, Inc. *	16,578	2,812,955
WisdomTree, Inc.	51,234	679,875
World Acceptance Corp. *	1,349	212,225
		2,468,622,937

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.1%
Alico, Inc.	2,213	71,436
Altria Group, Inc.	810,016	50,172,391
Archer-Daniels-Midland Co.	232,773	12,611,641
Beyond Meat, Inc. *(a)	48,812	148,388
Boston Beer Co., Inc., Class A *	4,323	895,207
Brown-Forman Corp., Class B	113,189	3,265,503
Bunge Global SA	64,437	5,139,495
Calavo Growers, Inc.	7,291	191,753
Cal-Maine Foods, Inc.	20,534	2,282,149
Campbell's Co.	97,546	3,113,668
Celsius Holdings, Inc. *	75,366	3,417,094
Coca-Cola Co.	1,862,187	126,423,875
Coca-Cola Consolidated, Inc.	28,040	3,133,470
Conagra Brands, Inc.	230,683	4,212,272
Constellation Brands, Inc., Class A	73,381	12,257,562
Darling Ingredients, Inc. *	78,445	2,540,049
Flowers Foods, Inc.	97,373	1,543,362
Fresh Del Monte Produce, Inc.	17,575	660,644
Freshpet, Inc. *	23,189	1,584,273
General Mills, Inc.	262,273	12,846,132
Hain Celestial Group, Inc. *	73,232	114,974
Hershey Co.	71,427	13,294,708
Hormel Foods Corp.	142,595	4,005,494
Ingredion, Inc.	31,040	4,083,002
J&J Snack Foods Corp.	7,548	852,094
J.M. Smucker Co.	52,002	5,581,895
John B Sanfilippo & Son, Inc.	3,955	250,391
Kellanova	130,047	10,381,652
Keurig Dr. Pepper, Inc.	653,868	21,348,790
Kraft Heinz Co.	419,089	11,508,184
Lamb Weston Holdings, Inc.	68,751	3,923,620
Lifeway Foods, Inc. *	2,366	59,671
Limoneira Co.	7,226	106,078
Mama's Creations, Inc. *	16,154	133,432
Marzetti Co.	9,454	1,680,543
McCormick & Co., Inc. - Non Voting Shares	122,944	8,683,535
MGP Ingredients, Inc.	7,544	213,344
Mission Produce, Inc. *	18,304	225,871
Molson Coors Beverage Co., Class B	82,203	4,004,930
Mondelez International, Inc., Class A	623,338	40,323,735
Monster Beverage Corp. *	337,856	19,849,040
National Beverage Corp. *	13,198	604,732
PepsiCo, Inc.	659,470	90,954,102
Philip Morris International, Inc.	748,684	122,821,610
Pilgrim's Pride Corp.	19,693	933,251
Post Holdings, Inc. *	21,711	2,297,241
Primo Brands Corp.	120,787	3,334,929
Seaboard Corp.	139	440,238
Seneca Foods Corp., Class A *	2,612	273,555
Simply Good Foods Co. *	46,953	1,430,188
SunOpta, Inc. *	43,000	250,690
Tootsie Roll Industries, Inc.	7,873	298,623
TreeHouse Foods, Inc. *	22,159	425,896
Turning Point Brands, Inc.	8,413	697,774
Tyson Foods, Inc., Class A	138,679	7,252,912
Universal Corp.	12,751	694,547
Utz Brands, Inc.	34,013	443,189
Vita Coco Co., Inc. *	18,490	651,957
Vital Farms, Inc. *	15,219	566,147
Westrock Coffee Co. *(a)	15,240	101,346
WK Kellogg Co.	31,616	728,749
Zevia PBC, Class A *	20,011	62,034
		632,399,057

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 3.7%
Abbott Laboratories	836,606	105,571,311
Acadia Healthcare Co., Inc. *	43,513	947,278
AdaptHealth Corp., Class A *	56,230	504,383
Addus HomeCare Corp. *	8,798	939,450
agilon health, Inc. *	161,701	289,445
Align Technology, Inc. *	32,669	4,214,628
Alignment Healthcare, Inc. *	51,148	704,819
Alphatec Holdings, Inc. *	48,583	514,008
Amedisys, Inc. *	16,348	1,611,913
American Well Corp., Class A *	6,250	45,937
AMN Healthcare Services, Inc. *	17,098	313,577
AngioDynamics, Inc. *	16,851	149,300
Artivion, Inc. *	17,724	547,849
Astrana Health, Inc. *	19,744	471,092
AtriCure, Inc. *	23,192	814,039
Avanos Medical, Inc. *	19,723	220,306
Aveanna Healthcare Holdings, Inc. *	23,737	94,236
Axogen, Inc. *	20,819	272,521
Baxter International, Inc.	246,778	5,369,889
Becton Dickinson & Co.	138,464	24,681,208
Beta Bionics, Inc. *(a)	5,770	96,878
Bioventus, Inc., Class A *	20,832	135,825
Boston Scientific Corp. *	711,597	74,660,757
BrightSpring Health Services, Inc. *	32,481	670,733
Brookdale Senior Living, Inc. *	121,029	937,975
Butterfly Network, Inc. *	79,217	135,461
Cardinal Health, Inc.	115,280	17,893,762
Castle Biosciences, Inc. *	13,247	200,692
Cencora, Inc.	83,345	23,843,338
Centene Corp. *	241,650	6,299,815
Ceribell, Inc. *	7,386	106,358
Certara, Inc. *	51,767	509,387
Chemed Corp.	7,177	2,959,077
Cigna Group	128,534	34,367,421
Claritev Corp. *	4,000	159,480
ClearPoint Neuro, Inc. *	13,369	139,038
Clover Health Investments Corp., Class A *	212,274	613,472
Community Health Systems, Inc. *	51,561	134,059
Concentra Group Holdings Parent, Inc.	52,939	1,057,192
CONMED Corp.	15,031	768,836
Cooper Cos., Inc. *	96,248	6,803,771
CorVel Corp. *	13,077	1,158,622
Cross Country Healthcare, Inc. *	14,884	200,190
CVRx, Inc. *	5,810	46,248
CVS Health Corp.	608,907	37,813,125
DaVita, Inc. *	20,773	2,915,906
Definitive Healthcare Corp. *	24,978	97,414
Delcath Systems, Inc. *	12,977	139,503
DENTSPLY SIRONA, Inc.	95,706	1,369,553
Dexcom, Inc. *	188,774	15,247,276
Doximity, Inc., Class A *	63,986	3,759,177
Edwards Lifesciences Corp. *	281,883	22,356,141
Electromed, Inc. *	3,594	65,447
Elevance Health, Inc.	108,824	30,805,898
Embecta Corp.	27,343	277,805
Encompass Health Corp.	48,343	5,323,048
Enhabit, Inc. *	23,015	154,661
Enovis Corp. *	29,799	798,613
Ensign Group, Inc.	27,338	4,100,700
Envista Holdings Corp. *	86,035	1,625,201
Evolent Health, Inc., Class A *	60,209	605,100
FONAR Corp. *	3,312	51,700
Fulgent Genetics, Inc. *	9,036	155,238
GE HealthCare Technologies, Inc.	220,868	15,752,306
GeneDx Holdings Corp. *	10,756	1,096,574

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Glaukos Corp. *	28,066	2,416,202
Globus Medical, Inc., Class A *	53,888	2,836,125
GoodRx Holdings, Inc., Class A *	51,094	244,740
Guardant Health, Inc. *	61,458	2,518,549
Haemonetics Corp. *	24,730	1,831,009
HCA Healthcare, Inc.	83,410	29,526,306
Health Catalyst, Inc. *	26,200	95,630
HealthEquity, Inc. *	41,817	4,056,249
HealthStream, Inc.	11,829	309,447
HeartBeam, Inc. *	14,543	16,434
Henry Schein, Inc. *	59,619	4,033,225
Hims & Hers Health, Inc. *	94,185	6,233,163
Hologic, Inc. *	108,189	7,229,189
Humana, Inc.	58,554	14,630,888
ICU Medical, Inc. *	12,135	1,558,255
IDEXX Laboratories, Inc. *	38,767	20,713,596
InfuSystem Holdings, Inc. *	10,655	59,668
Inogen, Inc. *	16,555	104,462
Inspire Medical Systems, Inc. *	14,056	1,750,534
Insulet Corp. *	33,734	9,728,886
Integer Holdings Corp. *	17,370	1,884,819
Integra LifeSciences Holdings Corp. *	30,569	401,677
Intuitive Surgical, Inc. *	172,362	82,921,635
iRadimed Corp.	4,278	249,579
iRhythm Technologies, Inc. *	15,645	2,193,116
Joint Corp. *	7,452	82,270
Kestra Medical Technologies Ltd. *	6,000	99,000
Kewaunee Scientific Corp. *	1,200	66,408
KORU Medical Systems, Inc. *	12,813	44,333
Labcorp Holdings, Inc.	40,254	10,469,260
Lantheus Holdings, Inc. *	33,429	2,379,811
LeMaitre Vascular, Inc.	9,838	799,239
LENSAR, Inc. *	4,846	62,465
LifeMD, Inc. *	20,209	210,376
LifeStance Health Group, Inc. *	73,312	291,782
LivaNova PLC *	26,525	1,119,090
Masimo Corp. *	21,881	3,365,079
McKesson Corp.	60,244	41,781,624
Medtronic PLC	616,463	55,629,621
Merit Medical Systems, Inc. *	29,482	2,501,843
Milestone Scientific, Inc. *	34,400	16,550
Molina Healthcare, Inc. *	25,908	4,090,096
Myomo, Inc. *	21,495	41,485
National HealthCare Corp.	6,222	597,499
National Research Corp.	6,098	76,225
Neogen Corp. *	93,023	432,557
NeoGenomics, Inc. *	59,570	288,319
Neuronetics, Inc. *	15,000	65,850
NeuroPace, Inc. *	8,356	71,110
Novocure Ltd. *	49,100	568,087
Nutex Health, Inc. *(a)	1,600	135,696
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	21,903	679,212
Oncology Institute, Inc. *	40,000	146,800
OptimizeRx Corp. *	8,000	100,960
Option Care Health, Inc. *	77,815	2,283,870
Orchestra BioMed Holdings, Inc. *	12,514	38,293
OrthoPediatrics Corp. *	7,124	147,609
Outset Medical, Inc. *	11,149	179,053
Owens & Minor, Inc. *	33,542	232,446
Pediatrix Medical Group, Inc. *	44,894	549,951
Pennant Group, Inc. *	17,830	395,291
Penumbra, Inc. *	18,742	4,728,044
Performant Healthcare, Inc. *	39,843	141,443
Phreesia, Inc. *	26,389	711,447
Premier, Inc., Class A	40,368	867,105
Privia Health Group, Inc. *	49,235	961,067
PROCEPT BioRobotics Corp. *	26,802	1,300,165
SECURITY	NUMBER OF SHARES	VALUE ($)
Pro-Dex, Inc. *	1,916	95,896
Progyny, Inc. *	36,695	862,699
Pulmonx Corp. *	17,853	32,850
Pulse Biosciences, Inc. *(a)	9,273	139,280
Quest Diagnostics, Inc.	53,700	8,989,917
QuidelOrtho Corp. *	31,588	727,156
RadNet, Inc. *	32,538	1,780,805
ResMed, Inc.	70,397	19,143,760
RxSight, Inc. *	16,645	129,498
Sanara Medtech, Inc. *	1,654	39,977
SANUWAVE Health, Inc. *	5,591	215,086
Schrodinger, Inc. *	25,953	527,624
Select Medical Holdings Corp.	48,777	721,412
Semler Scientific, Inc. *(a)	7,174	257,188
Senseonics Holdings, Inc. *	315,306	152,923
Sensus Healthcare, Inc. *	6,026	33,685
SI-BONE, Inc. *	19,218	327,283
Simulations Plus, Inc. *	7,164	93,275
Solventum Corp. *	66,678	4,758,142
Sonida Senior Living, Inc. *	6,855	167,399
STAAR Surgical Co. *	24,350	436,230
Stereotaxis, Inc. *	42,696	96,920
STERIS PLC	47,431	10,742,647
Stryker Corp.	165,645	65,053,761
Surgery Partners, Inc. *	37,410	821,149
Surmodics, Inc. *	7,188	258,049
Talkspace, Inc. *	88,164	214,239
Tandem Diabetes Care, Inc. *	31,215	486,330
Teladoc Health, Inc. *	82,002	591,234
Teleflex, Inc.	21,353	2,551,683
Tenet Healthcare Corp. *	45,036	7,263,406
TransMedics Group, Inc. *	16,324	1,942,066
TruBridge, Inc. *	6,539	136,142
U.S. Physical Therapy, Inc.	7,360	538,384
UFP Technologies, Inc. *	3,430	776,518
UnitedHealth Group, Inc.	436,126	108,839,605
Universal Health Services, Inc., Class B	27,948	4,651,945
Utah Medical Products, Inc.	2,665	148,174
Varex Imaging Corp. *	17,095	124,452
Veeva Systems, Inc., Class A *	72,261	20,536,576
Viemed Healthcare, Inc. *	16,000	97,440
Vivani Medical, Inc. *	30,016	40,221
Waystar Holding Corp. *	39,162	1,448,211
Zimmer Biomet Holdings, Inc.	96,233	8,819,754
Zimvie, Inc. *	16,179	304,003
		1,079,092,770

Household & Personal Products 1.0%
Beauty Health Co. *	59,555	91,715
BellRing Brands, Inc. *	61,798	3,372,935
Central Garden & Pet Co. *	4,564	178,087
Central Garden & Pet Co., Class A *	25,542	907,252
Church & Dwight Co., Inc.	117,744	11,040,855
Clorox Co.	59,411	7,459,645
Colgate-Palmolive Co.	390,733	32,762,962
Edgewell Personal Care Co.	22,085	557,204
elf Beauty, Inc. *	27,006	3,272,857
Energizer Holdings, Inc.	31,376	706,587
Estee Lauder Cos., Inc., Class A	112,856	10,533,979
Herbalife Ltd. *	46,075	423,890
Honest Co., Inc. *	37,667	173,645
Interparfums, Inc.	8,373	1,009,784
Kenvue, Inc.	922,830	19,785,475
Kimberly-Clark Corp.	159,309	19,853,088
Lifevantage Corp.	7,299	91,602
Medifast, Inc. *	8,935	123,035
Natural Health Trends Corp.	6,750	31,455

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nature's Sunshine Products, Inc. *	4,762	66,716
Nu Skin Enterprises, Inc., Class A	23,590	197,684
Oil-Dri Corp. of America	4,984	281,098
Olaplex Holdings, Inc. *	49,924	69,394
Procter & Gamble Co.	1,127,404	169,640,480
Reynolds Consumer Products, Inc.	26,473	595,378
Spectrum Brands Holdings, Inc.	12,510	669,410
United-Guardian, Inc.	3,342	26,569
Upexi, Inc. *(a)	15,000	69,525
USANA Health Sciences, Inc. *	4,815	141,513
WD-40 Co.	6,485	1,390,384
		285,524,203

Insurance 2.0%
Abacus Global Management, Inc. *	12,400	67,084
Aflac, Inc.	233,445	23,195,095
Allstate Corp.	127,271	25,867,831
Ambac Financial Group, Inc. *	26,370	221,508
American Coastal Insurance Corp., Class C	16,093	167,528
American Financial Group, Inc.	35,229	4,400,102
American International Group, Inc.	277,162	21,516,086
AMERISAFE, Inc.	9,109	407,901
Aon PLC, Class A	103,705	36,888,906
Arch Capital Group Ltd.	179,481	15,446,135
Arthur J Gallagher & Co.	123,360	35,435,160
Assurant, Inc.	24,413	4,572,555
Assured Guaranty Ltd.	22,422	1,896,453
Axis Capital Holdings Ltd.	34,689	3,255,216
Baldwin Insurance Group, Inc., Class A *	35,057	1,291,500
Bowhead Specialty Holdings, Inc. *	3,023	98,248
Brighthouse Financial, Inc. *	27,922	1,336,068
Brown & Brown, Inc.	134,859	12,322,067
Chubb Ltd.	179,352	47,714,806
Cincinnati Financial Corp.	75,090	11,076,526
Citizens, Inc. *(a)	24,606	93,995
CNA Financial Corp.	11,874	526,374
CNO Financial Group, Inc.	47,869	1,763,494
Crawford & Co., Class A	10,215	97,758
Donegal Group, Inc., Class A	6,507	111,595
eHealth, Inc. *	13,577	46,162
Employers Holdings, Inc.	11,659	481,284
Erie Indemnity Co., Class A	11,903	4,240,325
Everest Group Ltd.	20,429	6,860,058
F&G Annuities & Life, Inc.	11,227	358,254
Fidelity National Financial, Inc.	127,306	7,183,878
First American Financial Corp.	49,299	2,960,405
Genworth Financial, Inc., Class A *	204,265	1,605,523
Globe Life, Inc.	39,294	5,519,628
Goosehead Insurance, Inc., Class A	12,865	1,169,557
Greenlight Capital Re Ltd., Class A *	9,834	127,842
Hagerty, Inc., Class A *	15,234	154,777
Hanover Insurance Group, Inc.	17,134	2,940,708
Hartford Insurance Group, Inc.	136,646	16,997,396
HCI Group, Inc.	4,137	579,346
Heritage Insurance Holdings, Inc. *	10,125	213,536
Hippo Holdings, Inc. *	8,627	222,922
Horace Mann Educators Corp.	19,846	844,050
Investors Title Co.	697	147,220
James River Group Holdings Ltd.	17,990	102,543
Kemper Corp.	28,377	1,747,739
Kingstone Cos., Inc. *	5,000	81,950
Kingsway Financial Services, Inc. *	5,983	83,642
Kinsale Capital Group, Inc.	10,516	4,634,296
Lemonade, Inc. *	27,997	1,054,927
Lincoln National Corp.	80,886	3,082,565
Loews Corp.	83,992	7,604,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Markel Group, Inc. *	6,085	12,220,445
Marsh & McLennan Cos., Inc.	237,497	47,309,402
MBIA, Inc. *	22,069	117,628
Mercury General Corp.	13,587	940,900
MetLife, Inc.	271,636	20,630,754
NI Holdings, Inc. *	3,782	48,183
Old Republic International Corp.	111,561	4,035,161
Oscar Health, Inc., Class A *(a)	99,206	1,393,844
Palomar Holdings, Inc. *	12,717	1,684,875
Primerica, Inc.	15,826	4,203,860
Principal Financial Group, Inc.	98,854	7,693,807
ProAssurance Corp. *	24,020	570,715
Progressive Corp.	281,911	68,233,738
Prudential Financial, Inc.	171,569	17,771,117
Reinsurance Group of America, Inc.	31,988	6,156,091
RenaissanceRe Holdings Ltd.	23,469	5,720,334
RLI Corp.	39,574	2,611,488
Root, Inc., Class A *	4,420	534,953
Ryan Specialty Holdings, Inc., Class A	52,232	3,196,076
Safety Insurance Group, Inc.	7,104	499,766
Selective Insurance Group, Inc.	28,852	2,249,590
Selectquote, Inc. *	82,616	145,404
SiriusPoint Ltd. *	44,279	868,311
Skyward Specialty Insurance Group, Inc. *	15,421	779,994
Stewart Information Services Corp.	13,159	854,414
Tiptree, Inc.	9,652	200,569
Travelers Cos., Inc.	109,286	28,440,589
Trupanion, Inc. *	16,359	775,580
TWFG, Inc. *	5,800	179,046
United Fire Group, Inc.	9,091	241,366
Universal Insurance Holdings, Inc.	15,138	357,862
Unum Group	77,119	5,537,915
W.R. Berkley Corp.	144,901	9,970,638
White Mountains Insurance Group Ltd.	1,229	2,197,206
Willis Towers Watson PLC	47,601	15,032,872
		594,219,653

Materials 2.1%
AdvanSix, Inc.	11,778	236,973
Air Products & Chemicals, Inc.	106,745	30,729,751
Albemarle Corp.	56,465	3,831,150
Alcoa Corp.	126,124	3,779,936
Alpha Metallurgical Resources, Inc. *	5,295	625,181
Alto Ingredients, Inc. *	33,727	34,064
Amcor PLC	1,112,424	10,401,164
American Battery Technology Co. *	69,330	150,446
AptarGroup, Inc.	31,707	4,982,438
Arq, Inc. *	12,500	66,875
Ascent Industries Co. *	4,646	59,608
Ashland, Inc.	24,102	1,242,699
ASP Isotopes, Inc. *(a)	30,711	278,549
Aspen Aerogels, Inc. *	36,945	282,999
Avery Dennison Corp.	37,683	6,322,077
Avient Corp.	42,722	1,348,734
Axalta Coating Systems Ltd. *	103,891	2,942,193
Balchem Corp.	15,726	2,397,743
Ball Corp.	132,954	7,612,946
Cabot Corp.	25,607	1,848,313
Carpenter Technology Corp.	23,791	5,933,237
Celanese Corp., Class A	52,417	2,737,740
Century Aluminum Co. *	22,913	485,297
CF Industries Holdings, Inc.	77,680	7,211,034
Chemours Co.	74,926	897,613
Clearwater Paper Corp. *	7,639	172,336
Cleveland-Cliffs, Inc. *	229,438	2,413,688

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc. *	302,534	2,629,020
Commercial Metals Co.	53,599	2,779,644
Compass Minerals International, Inc. *	18,363	365,975
Contango ORE, Inc. *	6,450	120,228
Core Molding Technologies, Inc. *	2,885	48,006
Corteva, Inc.	327,128	23,595,743
CRH PLC	324,013	30,927,041
Crown Holdings, Inc.	55,405	5,505,041
Dakota Gold Corp. *	24,511	88,240
Dow, Inc.	339,022	7,895,822
DuPont de Nemours, Inc.	200,344	14,404,734
Eagle Materials, Inc.	16,257	3,646,283
Eastman Chemical Co.	56,069	4,071,170
Ecolab, Inc.	121,544	31,815,357
Ecovyst, Inc. *	46,051	396,499
Element Solutions, Inc.	106,288	2,508,397
Flotek Industries, Inc. *	15,581	187,751
FMC Corp.	60,478	2,361,061
Freeport-McMoRan, Inc.	690,567	27,788,416
Friedman Industries, Inc.	2,834	42,963
Ginkgo Bioworks Holdings, Inc. *(a)	16,311	214,327
Graphic Packaging Holding Co.	148,996	3,331,551
Greif, Inc., Class A	14,564	923,795
Hawkins, Inc.	9,241	1,508,870
HB Fuller Co.	26,013	1,461,931
Hecla Mining Co.	317,745	1,823,856
Huntsman Corp.	81,401	789,590
Hycroft Mining Holding Corp. *	6,015	19,609
Idaho Strategic Resources, Inc. *	4,628	75,899
Ingevity Corp. *	17,756	742,023
Innospec, Inc.	11,817	944,178
International Flavors & Fragrances, Inc.	123,461	8,769,435
International Paper Co.	254,901	11,914,073
Intrepid Potash, Inc. *	3,965	131,955
Ivanhoe Electric, Inc. *	44,102	421,615
Kaiser Aluminum Corp.	7,681	593,818
Knife River Corp. *	27,236	2,246,425
Koppers Holdings, Inc.	10,777	354,132
Kronos Worldwide, Inc.	9,190	49,167
Linde PLC	226,319	104,165,583
Louisiana-Pacific Corp.	29,525	2,669,355
LSB Industries, Inc. *	21,659	167,424
LyondellBasell Industries NV, Class A	124,934	7,237,427
Magnera Corp. *	15,392	191,630
Martin Marietta Materials, Inc.	28,933	16,633,003
Materion Corp.	9,668	1,018,040
Mativ Holdings, Inc.	29,717	196,727
McEwen, Inc. *	18,704	190,033
Mercer International, Inc.	18,274	67,797
Metallus, Inc. *	16,743	264,539
Minerals Technologies, Inc.	15,242	886,322
Mosaic Co.	153,175	5,515,832
MP Materials Corp. *	63,891	3,929,297
Myers Industries, Inc.	15,888	232,759
NewMarket Corp.	3,618	2,485,566
Newmont Corp.	535,178	33,234,554
Northern Technologies International Corp.	2,657	20,459
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	111,420	15,940,859
O-I Glass, Inc. *	72,227	939,673
Olin Corp.	57,735	1,093,501
Olympic Steel, Inc.	4,090	127,199
Orion SA	27,306	264,868
Packaging Corp. of America	43,073	8,345,394
Perimeter Solutions, Inc. *	64,240	1,036,191
Piedmont Lithium, Inc. *(a)	11,327	82,687
SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	108,980	11,497,390
PureCycle Technologies, Inc. *(a)	76,640	1,027,742
Quaker Chemical Corp.	6,333	724,622
Ramaco Resources, Inc., Class A	18,035	367,012
Ranpak Holdings Corp., Class A *	15,372	56,108
Rayonier Advanced Materials, Inc. *	26,864	103,158
Reliance, Inc.	25,545	7,411,371
Royal Gold, Inc.	31,969	4,840,746
RPM International, Inc.	61,058	7,168,820
Ryerson Holding Corp.	12,949	266,749
Scotts Miracle-Gro Co.	20,499	1,284,467
Sealed Air Corp.	69,473	2,033,475
Sensient Technologies Corp.	20,316	2,281,284
Sherwin-Williams Co.	110,960	36,714,445
Silgan Holdings, Inc.	39,019	1,815,554
Smith-Midland Corp. *	1,800	62,586
Smurfit WestRock PLC	237,173	10,525,738
Solitario Resources Corp. *	44,899	30,980
Sonoco Products Co.	47,045	2,120,318
Steel Dynamics, Inc.	66,266	8,452,891
Stepan Co.	11,705	594,263
SunCoke Energy, Inc.	44,951	332,188
Sylvamo Corp.	15,710	723,760
Tredegar Corp. *	10,770	93,807
TriMas Corp.	17,344	619,701
Trinseo PLC	19,239	51,368
Tronox Holdings PLC	62,743	200,150
U.S. Antimony Corp. *	59,275	181,382
U.S. Gold Corp. *(a)	7,270	74,299
U.S. Lime & Minerals, Inc.	4,810	478,980
USA Rare Earth, Inc. *(a)	29,528	375,301
Valhi, Inc.	1,628	25,560
Vulcan Materials Co.	63,627	17,476,428
Warrior Met Coal, Inc.	24,646	1,266,311
Westlake Corp.	15,492	1,228,516
Worthington Steel, Inc.	16,439	501,718
		626,464,331

Media & Entertainment 8.3%
Alphabet, Inc., Class A	2,798,781	537,086,074
Alphabet, Inc., Class C	2,257,617	435,404,015
Altice USA, Inc., Class A *	117,818	306,327
AMC Entertainment Holdings, Inc., Class A *	215,229	624,164
AMC Networks, Inc., Class A *	15,598	93,432
Angi, Inc. *	22,390	363,166
Arena Group Holdings, Inc. *	13,000	79,430
Atlanta Braves Holdings, Inc., Class C *	23,692	1,055,716
Boston Omaha Corp., Class A *	8,359	112,429
Bumble, Inc., Class A *	43,000	334,540
Cargurus, Inc. *	42,540	1,396,163
Cars.com, Inc. *	26,286	338,301
Charter Communications, Inc., Class A *	45,938	12,373,860
Cinemark Holdings, Inc.	49,363	1,326,384
Clear Channel Outdoor Holdings, Inc. *	153,084	162,269
Comcast Corp., Class A	1,793,396	59,594,549
CuriosityStream, Inc.	23,041	111,749
DHI Group, Inc. *	17,605	46,829
DoubleVerify Holdings, Inc. *	69,812	1,069,520
EchoStar Corp., Class A *	64,696	2,108,443
Electronic Arts, Inc.	109,660	16,722,053
Emerald Holding, Inc.	6,732	33,458
Entravision Communications Corp., Class A	34,841	76,999

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eventbrite, Inc., Class A *	44,108	107,624
EverQuote, Inc., Class A *	12,961	318,711
EW Scripps Co., Class A *	29,000	86,710
Fox Corp., Class A	161,945	9,030,053
fuboTV, Inc. *	161,375	642,272
Gaia, Inc. *	10,263	43,105
Gannett Co., Inc. *	69,602	265,184
Golden Matrix Group, Inc. *	8,251	12,253
Gray Media, Inc.	43,415	195,802
Grindr, Inc. *	10,471	183,033
IAC, Inc. *	32,194	1,265,224
Ibotta, Inc., Class A *	3,269	118,828
iHeartMedia, Inc., Class A *	47,000	87,890
Integral Ad Science Holding Corp. *	33,997	278,775
Interpublic Group of Cos., Inc.	179,127	4,406,524
IZEA Worldwide, Inc. *	6,054	22,581
John Wiley & Sons, Inc., Class A	20,346	785,356
Liberty Broadband Corp., Class C *	61,660	3,780,991
Liberty Media Corp.-Liberty Formula One, Class C *	117,118	11,752,791
Liberty Media Corp.-Liberty Live, Class C *	31,561	2,658,383
Lionsgate Studios Corp. *	105,765	626,129
Live Nation Entertainment, Inc. *	76,288	11,267,738
LiveOne, Inc. *	39,793	26,033
Madison Square Garden Entertainment Corp., Class A *	18,450	697,225
Madison Square Garden Sports Corp. *	7,999	1,616,598
Magnite, Inc. *	61,457	1,414,126
Marchex, Inc., Class B *	24,313	47,167
Marcus Corp.	10,398	170,215
Match Group, Inc.	118,291	4,053,833
MediaAlpha, Inc., Class A *	18,518	185,550
Meta Platforms, Inc., Class A	1,044,208	807,632,236
National CineMedia, Inc.	44,303	213,097
Netflix, Inc. *	204,725	237,358,165
New York Times Co., Class A	77,421	4,017,376
News Corp., Class A	245,029	7,184,250
Nexstar Media Group, Inc., Class A	13,766	2,575,756
Nextdoor Holdings, Inc. *	113,778	199,111
Omnicom Group, Inc.	95,287	6,865,428
Paramount Global, Class B (a)	295,810	3,718,332
Pinterest, Inc., Class A *	286,871	11,073,221
Playstudios, Inc. *	52,000	59,800
Playtika Holding Corp.	28,775	128,193
PubMatic, Inc., Class A *	19,401	233,006
QuinStreet, Inc. *	28,747	471,738
Reddit, Inc., Class A *	52,626	8,451,209
Reservoir Media, Inc. *	14,527	115,344
ROBLOX Corp., Class A *	266,686	36,746,664
Roku, Inc. *	62,217	5,858,353
Rumble, Inc. *(a)	54,011	455,853
Saga Communications, Inc., Class A	1,989	25,061
Scholastic Corp.	12,861	317,281
Shutterstock, Inc.	10,396	199,187
Sinclair, Inc.	23,794	344,061
Sirius XM Holdings, Inc.	108,354	2,288,436
Skillz, Inc., Class A *	6,303	43,680
Snap, Inc., Class A *	512,191	4,829,961
Sphere Entertainment Co. *	12,111	521,379
Stagwell, Inc., Class A *	44,700	256,131
Starz Entertainment Corp. *	5,995	87,227
Take-Two Interactive Software, Inc. *	81,621	18,179,445
Teads Holding Co. *	10,250	25,933
TechTarget, Inc. *	11,292	81,754
TEGNA, Inc.	77,571	1,295,436
Thryv Holdings, Inc. *	20,334	267,595
TKO Group Holdings, Inc.	32,347	5,434,619
SECURITY	NUMBER OF SHARES	VALUE ($)
Townsquare Media, Inc., Class A	6,366	43,862
Trade Desk, Inc., Class A *	215,154	18,709,792
Travelzoo *	4,020	40,160
TripAdvisor, Inc. *	60,355	1,055,609
Trump Media & Technology Group Corp. *(a)	42,707	751,216
Walt Disney Co.	864,120	102,925,333
Warner Bros Discovery, Inc. *	1,087,623	14,323,995
Warner Music Group Corp., Class A	69,159	2,023,592
Webtoon Entertainment, Inc. *	10,247	102,880
WideOpenWest, Inc. *	23,881	80,479
Yelp, Inc., Class A *	31,656	1,089,916
Zedge, Inc., Class B *	11,319	45,502
Ziff Davis, Inc. *	20,342	633,043
ZipRecruiter, Inc., Class A *	33,246	139,633
ZoomInfo Technologies, Inc., Class A *	131,117	1,419,997
		2,437,905,901

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
10X Genomics, Inc., Class A *	53,815	723,812
4D Molecular Therapeutics, Inc. *	16,050	72,225
89bio, Inc. *	62,094	589,893
AbbVie, Inc.	849,708	160,611,806
Abeona Therapeutics, Inc. *	23,850	151,924
Absci Corp. *(a)	39,263	111,114
ACADIA Pharmaceuticals, Inc. *	59,762	1,424,128
Achieve Life Sciences, Inc. *	8,279	21,608
Aclaris Therapeutics, Inc. *	33,079	50,611
Adaptive Biotechnologies Corp. *	57,118	584,888
Adicet Bio, Inc. *	30,000	20,568
ADMA Biologics, Inc. *	115,884	2,167,031
Agenus, Inc. *	15,000	82,800
Agilent Technologies, Inc.	136,899	15,717,374
Agios Pharmaceuticals, Inc. *	27,110	1,009,034
Akebia Therapeutics, Inc. *	119,804	441,478
Akero Therapeutics, Inc. *	35,820	1,749,807
Aldeyra Therapeutics, Inc. *	19,049	95,055
Alector, Inc. *	50,000	74,500
Alkermes PLC *	78,524	2,080,101
Allogene Therapeutics, Inc. *	71,083	87,432
Alnylam Pharmaceuticals, Inc. *	62,927	24,682,486
Alpha Teknova, Inc. *(a)	7,000	31,640
Altimmune, Inc. *(a)	38,866	143,416
Alumis, Inc. *(a)	23,226	96,156
Amgen, Inc.	258,551	76,298,400
Amicus Therapeutics, Inc. *	133,964	802,444
Amneal Pharmaceuticals, Inc. *	70,593	552,037
Amphastar Pharmaceuticals, Inc. *	19,039	398,867
Amylyx Pharmaceuticals, Inc. *	35,499	285,057
AnaptysBio, Inc. *	10,000	245,500
Anavex Life Sciences Corp. *(a)	46,710	527,823
ANI Pharmaceuticals, Inc. *	8,569	542,846
Anixa Biosciences, Inc. *	12,785	39,122
Annexon, Inc. *	40,232	96,557
Apellis Pharmaceuticals, Inc. *	51,868	1,158,731
Apogee Therapeutics, Inc. *	16,064	614,609
Aquestive Therapeutics, Inc. *	43,867	168,449
Arbutus Biopharma Corp. *	68,681	225,274
Arcellx, Inc. *	20,001	1,427,871
Arcturus Therapeutics Holdings, Inc. *	10,730	131,013
Arcus Biosciences, Inc. *	32,937	300,715
Arcutis Biotherapeutics, Inc. *	51,056	744,396
Ardelyx, Inc. *	111,347	472,111
ArriVent Biopharma, Inc. *	11,269	219,858
Arrowhead Pharmaceuticals, Inc. *	61,099	965,364
ARS Pharmaceuticals, Inc. *	27,670	489,206

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Assembly Biosciences, Inc. *	2,704	48,469
Astria Therapeutics, Inc. *	18,061	124,982
Atara Biotherapeutics, Inc. *	1,643	18,927
Atea Pharmaceuticals, Inc. *	35,000	127,400
Atossa Therapeutics, Inc. *	80,000	66,720
aTyr Pharma, Inc. *	39,689	187,332
Aura Biosciences, Inc. *	25,362	174,744
Avadel Pharmaceuticals PLC *	52,707	553,951
Avantor, Inc. *	325,570	4,375,661
Avidity Biosciences, Inc. *	58,245	2,138,174
Avita Medical, Inc. *(a)	15,000	79,500
Axsome Therapeutics, Inc. *	20,149	2,042,706
Azenta, Inc. *	23,499	768,417
Beam Therapeutics, Inc. *	42,734	842,287
Benitec Biopharma, Inc. *	9,000	98,370
Bicara Therapeutics, Inc. *	11,159	123,976
BioAge Labs, Inc. *	7,000	30,800
BioCryst Pharmaceuticals, Inc. *	103,077	839,047
Biogen, Inc. *	70,668	9,045,504
Biohaven Ltd. *	39,337	593,989
BioLife Solutions, Inc. *	17,453	371,051
BioMarin Pharmaceutical, Inc. *	93,278	5,396,132
Bio-Rad Laboratories, Inc., Class A *	9,115	2,205,374
Biote Corp., Class A *	7,115	28,958
Bio-Techne Corp.	76,030	4,161,122
Black Diamond Therapeutics, Inc. *	14,484	38,527
Bridgebio Pharma, Inc. *	71,624	3,385,666
Bristol-Myers Squibb Co.	978,852	42,394,080
Bruker Corp.	52,321	2,010,696
C4 Therapeutics, Inc. *	40,958	83,964
Cabaletta Bio, Inc. *(a)	50,606	76,921
Candel Therapeutics, Inc. *(a)	15,000	96,675
Capricor Therapeutics, Inc. *(a)	23,201	189,784
Cardiff Oncology, Inc. *(a)	29,101	68,969
CareDx, Inc. *	26,640	327,272
Cargo Therapeutics, Inc. *	38,115	170,374
Caribou Biosciences, Inc. *	46,922	95,252
Cassava Sciences, Inc. *	25,000	52,500
Catalyst Pharmaceuticals, Inc. *	55,477	1,183,324
Celcuity, Inc. *(a)	12,719	498,140
Celldex Therapeutics, Inc. *	33,071	726,901
CG oncology, Inc. *	25,004	667,357
Champions Oncology, Inc. *	6,854	43,317
Charles River Laboratories International, Inc. *	23,897	4,053,887
Cidara Therapeutics, Inc. *	7,102	449,628
Codexis, Inc. *	45,863	122,913
Cogent Biosciences, Inc. *	68,686	784,394
Coherus Oncology, Inc. *	39,420	37,063
Collegium Pharmaceutical, Inc. *	15,803	471,878
Compass Therapeutics, Inc. *	42,767	127,018
Corbus Pharmaceuticals Holdings, Inc. *	4,813	44,617
Corcept Therapeutics, Inc. *	45,877	3,081,558
CorMedix, Inc. *	33,604	392,159
Corvus Pharmaceuticals, Inc. *	29,968	124,967
Coya Therapeutics, Inc. *	10,000	59,500
Crinetics Pharmaceuticals, Inc. *	44,309	1,266,794
CRISPR Therapeutics AG *(a)	41,545	2,337,322
CryoPort, Inc. *	30,567	224,056
Cullinan Therapeutics, Inc. *	24,598	191,126
Cytokinetics, Inc. *	58,366	2,196,896
CytomX Therapeutics, Inc. *	88,535	193,892
Danaher Corp.	306,140	60,358,562
Day One Biopharmaceuticals, Inc. *	30,778	206,520
Denali Therapeutics, Inc. *	62,056	858,234
Design Therapeutics, Inc. *	15,000	58,050
DiaMedica Therapeutics, Inc. *	13,251	55,919
Dianthus Therapeutics, Inc. *	10,881	224,910
SECURITY	NUMBER OF SHARES	VALUE ($)
Disc Medicine, Inc. *	12,054	720,347
Dynavax Technologies Corp. *	58,800	645,624
Dyne Therapeutics, Inc. *	54,059	532,481
Edgewise Therapeutics, Inc. *	32,789	467,571
Editas Medicine, Inc. *	39,120	98,191
Elanco Animal Health, Inc. *	239,041	3,270,081
Eledon Pharmaceuticals, Inc. *	29,987	94,459
Eli Lilly & Co.	378,361	280,013,625
Emergent BioSolutions, Inc. *	27,070	159,172
Enanta Pharmaceuticals, Inc. *	8,754	66,355
Enliven Therapeutics, Inc. *	18,677	351,314
Entrada Therapeutics, Inc. *	11,643	68,461
Erasca, Inc. *	139,232	197,013
Esperion Therapeutics, Inc. *	95,770	135,993
Eton Pharmaceuticals, Inc. *	13,239	187,464
Evolus, Inc. *	22,279	198,729
Exact Sciences Corp. *	90,961	4,270,619
Exelixis, Inc. *	132,215	4,788,827
EyePoint Pharmaceuticals, Inc. *	33,819	332,103
Fate Therapeutics, Inc. *	38,651	42,516
Foghorn Therapeutics, Inc. *	15,974	83,864
Fulcrum Therapeutics, Inc. *	20,522	138,113
Genelux Corp. *	25,000	84,750
Geron Corp. *	246,465	283,435
Gilead Sciences, Inc.	597,970	67,146,051
Gossamer Bio, Inc. *	156,778	319,827
GRAIL, Inc. *	15,655	535,558
Greenwich Lifesciences, Inc. *(a)	2,671	29,221
Gyre Therapeutics, Inc. *(a)	6,662	46,967
Halozyme Therapeutics, Inc. *	59,237	3,552,443
Harmony Biosciences Holdings, Inc. *	18,480	650,126
Harrow, Inc. *	14,898	473,160
Heron Therapeutics, Inc. *	69,211	119,735
Humacyte, Inc. *(a)	60,237	144,569
Ideaya Biosciences, Inc. *	41,060	999,811
Illumina, Inc. *	76,689	7,876,727
Immuneering Corp., Class A *(a)	12,000	41,280
Immunic, Inc. *	25,000	23,503
ImmunityBio, Inc. *(a)	110,694	272,307
Immunome, Inc. *	37,004	389,282
Immunovant, Inc. *	36,372	584,862
Incyte Corp. *	77,112	5,774,918
Inhibrx Biosciences, Inc. *	5,000	109,600
Inmune Bio, Inc. *(a)	10,000	27,300
Innoviva, Inc. *	26,927	489,264
Inotiv, Inc. *	15,000	30,150
Inovio Pharmaceuticals, Inc. *(a)	11,075	15,727
Insmed, Inc. *	87,948	9,435,061
Instil Bio, Inc. *(a)	2,981	71,544
Intellia Therapeutics, Inc. *	50,000	582,000
Ionis Pharmaceuticals, Inc. *	76,279	3,278,471
Iovance Biotherapeutics, Inc. *	110,000	282,700
IQVIA Holdings, Inc. *	79,300	14,738,698
iTeos Therapeutics, Inc. *	17,333	175,757
Jade Biosciences, Inc.	21,607	155,354
Janux Therapeutics, Inc. *	14,998	360,177
Jazz Pharmaceuticals PLC *	29,949	3,433,054
Johnson & Johnson	1,157,074	190,616,371
KalVista Pharmaceuticals, Inc. *	18,163	247,562
Karyopharm Therapeutics, Inc. *(a)	3,400	12,954
Keros Therapeutics, Inc. *	17,000	243,440
Kodiak Sciences, Inc. *	15,730	103,425
Krystal Biotech, Inc. *	12,541	1,929,684
Kura Oncology, Inc. *	46,794	283,104
Kymera Therapeutics, Inc. *	24,820	1,085,875
LENZ Therapeutics, Inc. *	9,817	292,252
Lexicon Pharmaceuticals, Inc. *(a)	90,000	96,300
Lifecore Biomedical, Inc. *	18,427	128,989
Ligand Pharmaceuticals, Inc. *	9,605	1,263,826

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lineage Cell Therapeutics, Inc. *	218,183	222,547
Lipocine, Inc. *	2,942	9,503
Liquidia Corp. *	24,793	463,381
Lyell Immunopharma, Inc. *	8,143	96,169
MacroGenics, Inc. *	30,000	46,800
Madrigal Pharmaceuticals, Inc. *	8,273	2,502,665
MannKind Corp. *	163,864	619,406
Maravai LifeSciences Holdings, Inc., Class A *	69,631	162,937
MaxCyte, Inc. *	43,954	90,545
Maze Therapeutics, Inc. *	6,000	88,500
MBX Biosciences, Inc. *	7,189	95,254
MediciNova, Inc. *	71,506	94,745
Medpace Holdings, Inc. *	11,414	4,876,061
Merck & Co., Inc.	1,207,698	94,345,368
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	2,622	200,531
Metsera, Inc. *(a)	7,348	242,411
Mettler-Toledo International, Inc. *	10,014	12,354,072
MiMedx Group, Inc. *	65,801	473,109
Mind Medicine MindMed, Inc. *	34,045	309,469
Mineralys Therapeutics, Inc. *	22,691	321,078
Mirum Pharmaceuticals, Inc. *	20,308	1,049,517
Moderna, Inc. *	166,389	4,918,459
Monopar Therapeutics, Inc. *	3,000	123,540
Monte Rosa Therapeutics, Inc. *	26,927	133,289
Natera, Inc. *	65,752	8,788,412
Nektar Therapeutics *	6,627	143,673
Neurocrine Biosciences, Inc. *	47,407	6,079,000
Neurogene, Inc. *	5,239	114,053
Niagen Bioscience, Inc. *	24,667	230,636
Nkarta, Inc. *	22,478	48,777
Novavax, Inc. *	80,744	536,948
Nurix Therapeutics, Inc. *	32,751	368,776
Nuvalent, Inc., Class A *	18,680	1,463,578
Nuvation Bio, Inc. *(a)	134,296	316,939
Nuvectis Pharma, Inc. *(a)	5,600	38,976
Ocugen, Inc. *	170,254	175,362
Ocular Therapeutix, Inc. *	63,512	735,469
Olema Pharmaceuticals, Inc. *	26,228	134,812
Omeros Corp., Class B *(a)	26,846	103,894
OmniAb, Inc. *	48,133	91,934
Organogenesis Holdings, Inc., Class A *	29,326	135,486
Organon & Co.	121,943	1,182,847
ORIC Pharmaceuticals, Inc. *	21,653	215,880
Oruka Therapeutics, Inc.	15,609	212,126
Pacific Biosciences of California, Inc. *(a)	118,754	163,881
Pacira BioSciences, Inc. *	23,777	501,457
Palvella Therapeutics, Inc. *	3,787	138,528
Perrigo Co. PLC	66,322	1,768,808
Personalis, Inc. *	32,941	180,517
Perspective Therapeutics, Inc. *	53,471	205,329
Pfizer, Inc.	2,734,667	63,690,394
Phathom Pharmaceuticals, Inc. *	20,962	179,015
Phibro Animal Health Corp., Class A	8,185	216,902
Praxis Precision Medicines, Inc. *	9,268	502,511
Precigen, Inc. *(a)	67,713	115,789
Prestige Consumer Healthcare, Inc. *	23,985	1,773,691
Prime Medicine, Inc. *(a)	31,500	117,810
ProKidney Corp. *(a)	85,000	235,450
Protagonist Therapeutics, Inc. *	30,511	1,643,322
Protara Therapeutics, Inc. *	15,000	46,500
PTC Therapeutics, Inc. *	38,428	2,002,483
Puma Biotechnology, Inc. *	19,453	60,499
Quanterix Corp. *	18,993	112,818
Quantum-Si, Inc. *(a)	76,645	113,435
Rapport Therapeutics, Inc. *	4,000	57,440
SECURITY	NUMBER OF SHARES	VALUE ($)
RAPT Therapeutics, Inc. *(a)	10,000	108,000
Recursion Pharmaceuticals, Inc., Class A *(a)	145,890	868,045
Regeneron Pharmaceuticals, Inc.	49,933	27,236,454
REGENXBIO, Inc. *	22,786	193,909
Relay Therapeutics, Inc. *	70,432	247,921
RenovoRx, Inc. *	49,232	61,048
Repligen Corp. *	25,233	2,954,027
Replimune Group, Inc. *	36,096	253,755
Reviva Pharmaceuticals Holdings, Inc. *	15,000	7,019
Revolution Medicines, Inc. *	84,061	3,132,953
Revvity, Inc.	56,433	4,960,461
Rezolute, Inc. *	35,257	209,779
Rhythm Pharmaceuticals, Inc. *	25,661	2,187,087
Rigel Pharmaceuticals, Inc. *	8,579	180,674
Roivant Sciences Ltd. *	207,765	2,360,210
Royalty Pharma PLC, Class A	173,494	6,384,579
Sagimet Biosciences, Inc., Class A *	15,000	130,350
Sana Biotechnology, Inc. *	89,715	364,243
Sangamo Therapeutics, Inc. *	80,106	43,025
Sarepta Therapeutics, Inc. *	47,830	785,369
Savara, Inc. *	55,048	142,574
Scholar Rock Holding Corp. *	36,693	1,359,476
scPharmaceuticals, Inc. *	7,807	39,660
Seer, Inc., Class A *	17,867	37,878
SELLAS Life Sciences Group, Inc. *(a)	54,238	86,238
Septerna, Inc. *(a)	13,690	169,893
Sera Prognostics, Inc., Class A *	12,000	33,360
Shattuck Labs, Inc. *	20,881	15,903
SIGA Technologies, Inc.	17,097	113,011
Sionna Therapeutics, Inc. *(a)	5,054	84,705
Soleno Therapeutics, Inc. *	16,623	1,437,391
Solid Biosciences, Inc. *	45,211	309,243
Sotera Health Co. *	73,426	843,665
Spero Therapeutics, Inc. *(a)	28,565	66,271
Spyre Therapeutics, Inc. *	25,536	433,346
Standard BioTools, Inc. *	150,000	199,500
Stoke Therapeutics, Inc. *	21,208	272,523
Summit Therapeutics, Inc. *(a)	69,091	1,821,930
Supernus Pharmaceuticals, Inc. *	26,488	929,729
Syndax Pharmaceuticals, Inc. *	39,996	396,760
Tango Therapeutics, Inc. *	48,653	293,864
Tarsus Pharmaceuticals, Inc. *	18,777	728,923
Taysha Gene Therapies, Inc. *	74,901	204,480
Tectonic Therapeutic, Inc. *	4,711	104,537
Terns Pharmaceuticals, Inc. *	37,305	217,488
TG Therapeutics, Inc. *	64,928	2,304,944
Theravance Biopharma, Inc. *	21,449	239,371
Thermo Fisher Scientific, Inc.	181,506	84,886,726
Third Harmonic Bio, Inc. *(b)	11,232	60,316
Tonix Pharmaceuticals Holding Corp. *	4,700	177,096
Tourmaline Bio, Inc. *	8,869	196,271
Travere Therapeutics, Inc. *	36,451	563,168
Trevi Therapeutics, Inc. *	35,557	263,300
TriSalus Life Sciences, Inc. *	10,000	42,300
TScan Therapeutics, Inc. *	22,104	38,461
TuHURA Biosciences, Inc. *(a)	15,000	37,200
Tvardi Therapeutics, Inc. *	3,500	90,860
Twist Bioscience Corp. *	30,306	1,017,372
Tyra Biosciences, Inc. *	9,880	107,988
Ultragenyx Pharmaceutical, Inc. *	45,508	1,243,279
uniQure NV *	23,627	328,888
United Therapeutics Corp. *	21,832	5,997,250
Upstream Bio, Inc. *	9,901	151,584
Vaxcyte, Inc. *	58,294	1,979,081
Ventyx Biosciences, Inc. *	30,926	86,593

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vera Therapeutics, Inc., Class A *	26,354	547,900
Veracyte, Inc. *	37,583	883,576
Verastem, Inc. *	29,159	179,911
Vericel Corp. *	23,544	822,627
Vertex Pharmaceuticals, Inc. *	123,473	56,411,110
Veru, Inc. *	65,000	31,506
Viatris, Inc.	566,662	4,952,626
Vigil Neuroscience, Inc. *	20,643	166,176
Viking Therapeutics, Inc. *	53,084	1,728,946
Vir Biotechnology, Inc. *	49,897	252,978
Viridian Therapeutics, Inc. *	33,966	595,084
Vistagen Therapeutics, Inc. *	23,302	66,877
Waters Corp. *	28,610	8,261,424
WaVe Life Sciences Ltd. *	56,206	455,269
West Pharmaceutical Services, Inc.	34,892	8,348,260
Xeris Biopharma Holdings, Inc. *	82,840	421,656
XOMA Royalty Corp. *	2,843	70,734
Y-mAbs Therapeutics, Inc. *	14,556	65,065
Zenas Biopharma, Inc. *(a)	7,000	109,970
Zentalis Pharmaceuticals, Inc. *	41,861	57,768
Zevra Therapeutics, Inc. *	22,339	248,186
Zoetis, Inc.	214,453	31,265,103
		1,577,251,974

Real Estate Management & Development 0.2%
AMREP Corp. *	2,361	52,532
Anywhere Real Estate, Inc. *	50,250	232,155
CBRE Group, Inc., Class A *	141,527	22,041,415
Compass, Inc., Class A *	208,897	1,658,642
CoStar Group, Inc. *	203,122	19,335,183
Cushman & Wakefield PLC *	111,185	1,355,345
Douglas Elliman, Inc. *	40,000	110,000
eXp World Holdings, Inc.	50,778	547,387
Forestar Group, Inc. *	9,724	241,155
FRP Holdings, Inc. *	5,956	157,238
Howard Hughes Holdings, Inc. *	14,474	994,798
Jones Lang LaSalle, Inc. *	22,960	6,207,466
Kennedy-Wilson Holdings, Inc.	67,369	493,141
Marcus & Millichap, Inc.	11,056	344,505
Maui Land & Pineapple Co., Inc. *	3,498	59,501
Newmark Group, Inc., Class A	71,820	1,089,509
RE/MAX Holdings, Inc., Class A *	14,967	115,096
RMR Group, Inc., Class A	7,541	121,109
Seaport Entertainment Group, Inc. *	4,108	94,772
Seritage Growth Properties, Class A *	31,941	101,892
St. Joe Co.	18,058	911,929
Star Holdings *	6,000	43,140
Stratus Properties, Inc. *	3,398	54,147
Tejon Ranch Co. *	11,108	199,500
Zillow Group, Inc., Class C *	101,385	8,065,177
		64,626,734

Semiconductors & Semiconductor Equipment 12.1%
ACM Research, Inc., Class A *	24,388	740,420
Advanced Micro Devices, Inc. *	779,914	137,506,637
Aehr Test Systems *(a)	11,116	187,860
Aeluma, Inc. *(a)	6,000	132,720
Allegro MicroSystems, Inc. *	62,273	1,955,995
Alpha & Omega Semiconductor Ltd. *	10,471	266,696
Ambarella, Inc. *	18,585	1,228,283
Amkor Technology, Inc.	53,364	1,203,892
Analog Devices, Inc.	238,598	53,596,269
Applied Materials, Inc.	390,615	70,334,137
Astera Labs, Inc. *	10,169	1,390,407
Atomera, Inc. *	12,488	62,440
Axcelis Technologies, Inc. *	15,374	1,040,666
Blaize Holdings, Inc. *(a)	27,000	105,300
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	2,261,170	664,105,629
CEVA, Inc. *	10,247	218,978
Cirrus Logic, Inc. *	26,172	2,635,782
Cohu, Inc. *	25,139	448,983
Credo Technology Group Holding Ltd. *	70,378	7,850,666
Diodes, Inc. *	23,096	1,140,250
Enphase Energy, Inc. *	62,575	2,024,927
Entegris, Inc.	73,387	5,757,944
Everspin Technologies, Inc. *	8,698	52,710
First Solar, Inc. *	51,862	9,061,847
FormFactor, Inc. *	35,591	1,011,140
Ichor Holdings Ltd. *	16,163	319,866
Impinj, Inc. *	11,037	1,706,099
indie Semiconductor, Inc., Class A *(a)	89,545	350,121
Intel Corp.	2,096,421	41,509,136
inTEST Corp. *	4,591	32,091
KLA Corp.	63,592	55,899,276
Kopin Corp. *	49,841	89,215
Kulicke & Soffa Industries, Inc.	25,712	842,325
Lam Research Corp.	615,158	58,341,585
Lattice Semiconductor Corp. *	66,212	3,299,344
MACOM Technology Solutions Holdings, Inc. *	28,077	3,850,480
Marvell Technology, Inc.	415,819	33,419,373
MaxLinear, Inc. *	36,453	576,686
Microchip Technology, Inc.	258,877	17,497,496
Micron Technology, Inc.	537,705	58,685,124
MKS, Inc.	32,627	3,105,438
Monolithic Power Systems, Inc.	23,050	16,394,082
Navitas Semiconductor Corp., Class A *	62,500	458,125
NVE Corp.	2,299	145,596
NVIDIA Corp.	11,727,641	2,085,995,505
NXP Semiconductors NV	121,539	25,981,392
ON Semiconductor Corp. *	200,566	11,303,900
Onto Innovation, Inc. *	23,662	2,241,974
PDF Solutions, Inc. *	14,956	332,472
Penguin Solutions, Inc. *	26,108	615,366
Photronics, Inc. *	31,345	638,184
Power Integrations, Inc.	27,802	1,348,953
Qorvo, Inc. *	45,326	3,789,254
QUALCOMM, Inc.	527,602	77,430,869
QuickLogic Corp. *(a)	7,578	48,045
Rambus, Inc. *	52,576	3,886,944
Rigetti Computing, Inc. *	128,030	1,856,435
Semtech Corp. *	40,859	2,087,895
Silicon Laboratories, Inc. *	15,681	2,066,285
SiTime Corp. *	9,984	2,025,254
SkyWater Technology, Inc. *	12,405	111,025
Skyworks Solutions, Inc.	71,867	4,925,764
SolarEdge Technologies, Inc. *	28,622	734,441
Synaptics, Inc. *	19,574	1,227,290
Teradyne, Inc.	77,541	8,330,230
Texas Instruments, Inc.	437,007	79,124,487
Ultra Clean Holdings, Inc. *	21,314	479,991
Universal Display Corp.	21,706	3,134,346
Veeco Instruments, Inc. *	27,566	572,821
		3,580,871,158

Software & Services 12.7%
8x8, Inc. *	70,702	137,162
A10 Networks, Inc.	35,602	655,789
Accenture PLC, Class A	301,072	80,416,331
ACI Worldwide, Inc. *	49,858	2,121,957
Adeia, Inc.	52,866	684,615
Adobe, Inc. *	204,926	73,299,981

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Agilysys, Inc. *	10,624	1,211,986
Airship AI Holdings, Inc., Class A *(a)	8,888	46,129
Akamai Technologies, Inc. *	70,034	5,344,295
Alarm.com Holdings, Inc. *	23,883	1,304,728
Alkami Technology, Inc. *	31,929	711,697
Amplitude, Inc., Class A *	47,091	575,923
Appfolio, Inc., Class A *	11,277	3,015,244
Appian Corp., Class A *	21,338	589,142
Applied Digital Corp. *(a)	91,794	1,206,173
AppLovin Corp., Class A *	106,607	41,651,355
Arteris, Inc. *	9,920	97,811
Asana, Inc., Class A *	45,781	672,065
ASGN, Inc. *	21,209	1,063,419
Atlassian Corp., Class A *	79,535	15,253,222
AudioEye, Inc. *	4,308	55,185
Aurora Innovation, Inc. *	514,131	2,987,101
Autodesk, Inc. *	103,004	31,221,542
AvePoint, Inc. *	55,367	1,056,402
Backblaze, Inc., Class A *	18,678	93,203
Bentley Systems, Inc., Class B	74,075	4,294,869
BigBear.ai Holdings, Inc. *(a)	71,185	452,025
BigCommerce Holdings, Inc. *	30,500	145,790
Bill Holdings, Inc. *	46,640	1,998,524
Blackbaud, Inc. *	18,090	1,219,628
BlackLine, Inc. *	23,896	1,285,127
Blend Labs, Inc., Class A *	109,476	362,366
Box, Inc., Class A *	67,671	2,172,239
Braze, Inc., Class A *	32,457	904,577
C3.ai, Inc., Class A *	58,976	1,389,475
Cadence Design Systems, Inc. *	131,353	47,887,363
CCC Intelligent Solutions Holdings, Inc. *	225,615	2,181,697
Cerence, Inc. *	24,000	206,400
Cipher Mining, Inc. *	115,715	631,804
Circle Internet Group, Inc. *(a)	17,000	3,119,840
Cleanspark, Inc. *	133,128	1,513,665
Clear Secure, Inc., Class A	45,219	1,329,891
Clearwater Analytics Holdings, Inc., Class A *	115,642	2,342,907
Cloudflare, Inc., Class A *	149,179	30,981,495
Cognizant Technology Solutions Corp., Class A	237,476	17,041,278
Commvault Systems, Inc. *	21,577	4,098,551
Confluent, Inc., Class A *	137,653	2,439,899
Consensus Cloud Solutions, Inc. *	8,336	168,220
Core Scientific, Inc. *(a)	144,143	1,951,696
CoreCard Corp. *	2,218	64,211
CoreWeave, Inc., Class A *(a)	19,181	2,189,128
Couchbase, Inc. *	21,729	527,146
Crowdstrike Holdings, Inc., Class A *	119,766	54,442,031
CS Disco, Inc. *	11,500	45,655
CSP, Inc.	5,818	59,693
Daily Journal Corp. *	412	164,627
Datadog, Inc., Class A *	153,701	21,515,066
Digimarc Corp. *	9,106	108,726
Digital Turbine, Inc. *	52,036	283,596
DigitalOcean Holdings, Inc. *	30,236	842,375
Docusign, Inc., Class A *	98,160	7,424,822
Dolby Laboratories, Inc., Class A	29,612	2,230,968
Domo, Inc., Class B *	16,000	263,360
Dropbox, Inc., Class A *	93,543	2,541,563
D-Wave Quantum, Inc. *	129,850	2,232,122
DXC Technology Co. *	88,666	1,206,744
Dynatrace, Inc. *	144,853	7,620,716
E2open Parent Holdings, Inc. *	105,000	346,500
eGain Corp. *	7,634	47,178
Elastic NV *	42,382	3,547,373
EPAM Systems, Inc. *	27,437	4,327,089
EverCommerce, Inc. *	12,868	138,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Exodus Movement, Inc., Class A *(a)	2,623	80,893
Expensify, Inc., Class A *	35,000	71,050
Fair Isaac Corp. *	11,710	16,823,991
Fastly, Inc., Class A *	69,803	473,962
Five9, Inc. *	37,138	959,275
Fortinet, Inc. *	305,761	30,545,524
Freshworks, Inc., Class A *	95,972	1,246,676
Gartner, Inc. *	37,098	12,563,238
Gen Digital, Inc.	260,947	7,695,327
Gitlab, Inc., Class A *	61,354	2,687,919
GoDaddy, Inc., Class A *	68,044	10,994,550
Grid Dynamics Holdings, Inc. *	30,774	292,045
Guidewire Software, Inc. *	40,268	9,109,427
Hackett Group, Inc.	12,220	285,826
HubSpot, Inc. *	25,236	13,113,887
Hut 8 Corp. *	45,045	956,305
I3 Verticals, Inc., Class A *	10,325	288,894
Informatica, Inc., Class A *	38,229	944,256
Information Services Group, Inc.	16,112	69,443
Intapp, Inc. *	26,069	1,044,063
Intellicheck, Inc. *	12,962	64,162
InterDigital, Inc.	12,428	3,208,910
International Business Machines Corp.	446,729	113,089,446
Intuit, Inc.	134,484	105,587,423
Jamf Holding Corp. *	29,817	236,747
Kaltura, Inc. *	33,164	59,364
Klaviyo, Inc., Class A *	50,934	1,584,047
Kyndryl Holdings, Inc. *	111,992	4,229,938
LiveRamp Holdings, Inc. *	30,335	995,595
Manhattan Associates, Inc. *	29,032	6,377,169
MARA Holdings, Inc. *	169,853	2,731,236
Meridianlink, Inc. *	14,846	237,239
Microsoft Corp.	3,574,091	1,906,777,549
MicroStrategy, Inc., Class A *	122,385	49,181,636
Mitek Systems, Inc. *	18,641	168,142
MongoDB, Inc., Class A *	38,873	9,247,498
N-able, Inc. *	29,867	241,325
nCino, Inc. *	45,500	1,270,588
NCR Voyix Corp. *	66,187	901,467
NextNav, Inc. *	32,844	485,763
Nutanix, Inc., Class A *	118,651	8,918,996
Okta, Inc. *	80,199	7,843,462
Olo, Inc., Class A *	54,208	568,100
OneSpan, Inc.	17,440	257,240
Onestream, Inc. *	37,646	897,857
Ooma, Inc. *	9,711	110,511
Oracle Corp.	781,881	198,417,941
PagerDuty, Inc. *	42,859	690,887
Palantir Technologies, Inc., Class A *	1,023,877	162,130,923
Palo Alto Networks, Inc. *	318,514	55,294,030
Pegasystems, Inc.	42,736	2,509,031
Phunware, Inc. *	10,000	27,500
Porch Group, Inc. *	52,923	667,888
Procore Technologies, Inc. *	52,592	3,767,165
Progress Software Corp.	20,511	986,169
PROS Holdings, Inc. *	21,413	335,970
PTC, Inc. *	57,901	12,437,714
Q2 Holdings, Inc. *	30,358	2,465,070
Qualys, Inc. *	17,368	2,311,160
Rackspace Technology, Inc. *	28,860	34,921
Rapid7, Inc. *	29,867	630,791
Red Violet, Inc.	5,306	235,215
Rekor Systems, Inc. *(a)	22,007	24,868
ReposiTrak, Inc.	6,299	103,808
Research Solutions, Inc. *	18,069	48,154
Rimini Street, Inc. *	21,843	104,846
RingCentral, Inc., Class A *	38,341	977,312
Riot Platforms, Inc. *	153,227	2,054,774

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Roper Technologies, Inc.	51,650	28,428,160
Rubrik, Inc., Class A *	59,260	5,626,737
SailPoint, Inc. *	30,000	670,200
Salesforce, Inc.	461,279	119,162,204
Samsara, Inc., Class A *	135,508	5,153,369
SEMrush Holdings, Inc., Class A *	17,212	154,220
SentinelOne, Inc., Class A *	152,980	2,805,653
ServiceNow, Inc. *	99,541	93,879,108
ServiceTitan, Inc., Class A *	4,368	509,789
Snowflake, Inc., Class A *	160,537	35,880,020
SoundHound AI, Inc., Class A *(a)	183,068	1,891,092
SoundThinking, Inc. *	4,200	47,922
Sprinklr, Inc., Class A *	57,049	514,012
SPS Commerce, Inc. *	18,139	1,974,702
SRAX, Inc. *(b)	9,789	34
Synchronoss Technologies, Inc. *	5,000	36,600
Synopsys, Inc. *	88,989	56,371,862
Telos Corp. *	25,409	65,301
Tenable Holdings, Inc. *	57,298	1,794,000
Teradata Corp. *	44,373	928,727
Terawulf, Inc. *	152,220	785,455
TSS, Inc. *(a)	6,157	167,470
Tucows, Inc., Class A *	5,000	86,150
Twilio, Inc., Class A *	73,658	9,501,882
Tyler Technologies, Inc. *	20,656	12,074,671
UiPath, Inc., Class A *	200,195	2,352,291
Unisys Corp. *	39,083	161,413
Unity Software, Inc. *	145,102	4,840,603
Upland Software, Inc. *	22,775	46,689
Varonis Systems, Inc., Class B *	52,574	2,935,206
Verint Systems, Inc. *	32,647	694,728
VeriSign, Inc.	40,181	10,803,465
Veritone, Inc. *(a)	20,000	44,400
Vertex, Inc., Class A *	28,037	929,987
Viant Technology, Inc., Class A *	10,390	150,655
Weave Communications, Inc. *	21,621	157,833
WM Technology, Inc. *	40,927	36,540
Workday, Inc., Class A *	104,064	23,870,200
Workiva, Inc., Class A *	24,504	1,564,090
Xperi, Inc. *	25,000	150,500
Yext, Inc. *	46,726	379,415
Zeta Global Holdings Corp., Class A *	99,752	1,561,119
Zoom Communications, Inc. *	126,061	9,334,817
Zscaler, Inc. *	45,963	13,125,194
		3,741,183,129

Technology Hardware & Equipment 7.2%
908 Devices, Inc. *	20,374	133,450
ADTRAN Holdings, Inc. *	33,081	307,322
Advanced Energy Industries, Inc.	18,358	2,550,293
Aeva Technologies, Inc. *	18,355	342,137
Airgain, Inc. *	7,096	31,648
Amphenol Corp., Class A	581,639	61,950,370
Apple, Inc.	7,182,247	1,490,819,010
Applied Optoelectronics, Inc. *	28,519	652,230
Arista Networks, Inc. *	494,714	60,958,659
Arlo Technologies, Inc. *	48,708	789,070
Arrow Electronics, Inc. *	24,411	2,831,676
AstroNova, Inc. *	4,083	46,138
Aviat Networks, Inc. *	4,936	106,618
Avnet, Inc.	41,153	2,178,640
Badger Meter, Inc.	13,974	2,637,732
Bel Fuse, Inc., Class B	5,365	697,665
Belden, Inc.	19,416	2,400,788
Benchmark Electronics, Inc.	17,566	676,291
Calix, Inc. *	27,533	1,560,846
CDW Corp.	63,368	11,050,112
Ciena Corp. *	68,132	6,325,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Cisco Systems, Inc.	1,912,479	130,201,570
Clearfield, Inc. *	5,453	238,896
Climb Global Solutions, Inc.	1,603	189,154
Cognex Corp.	82,622	3,368,499
Coherent Corp. *	74,757	8,043,853
CommScope Holding Co., Inc. *	113,638	931,832
CompoSecure, Inc., Class A *	22,126	314,410
Corning, Inc.	370,636	23,439,021
Corsair Gaming, Inc. *	23,511	213,010
CPI Card Group, Inc. *	1,805	35,035
Crane NXT Co.	22,746	1,349,748
CTS Corp.	13,417	525,812
Daktronics, Inc. *	24,125	391,307
Dell Technologies, Inc., Class C	144,147	19,126,865
Diebold Nixdorf, Inc. *	17,287	973,085
Digi International, Inc. *	17,947	585,252
Eastman Kodak Co. *	50,916	341,137
ePlus, Inc. *	12,538	812,212
Evolv Technologies Holdings, Inc. *	65,781	431,194
Extreme Networks, Inc. *	65,060	1,148,960
F5, Inc. *	27,474	8,610,901
Fabrinet *	17,284	5,595,349
Flex Ltd. *	182,881	9,120,275
Frequency Electronics, Inc. (a)	4,719	125,525
Genasys, Inc. *	20,918	33,678
Harmonic, Inc. *	56,948	484,627
Hewlett Packard Enterprise Co.	633,338	13,103,763
HP, Inc.	451,135	11,188,148
Identiv, Inc. *	8,288	30,085
Immersion Corp.	13,101	91,314
Inseego Corp. *	4,205	27,837
Insight Enterprises, Inc. *	13,614	1,614,348
IonQ, Inc. *	114,156	4,551,400
IPG Photonics Corp. *	13,349	999,707
Itron, Inc. *	22,107	2,753,206
Jabil, Inc.	51,642	11,524,945
Keysight Technologies, Inc. *	83,021	13,607,972
Kimball Electronics, Inc. *	10,963	205,666
Knowles Corp. *	40,205	816,564
KVH Industries, Inc. *	5,414	28,640
LightPath Technologies, Inc., Class A *	24,173	72,277
Lightwave Logic, Inc. *	60,000	139,800
Littelfuse, Inc.	11,851	3,049,618
Lumentum Holdings, Inc. *	32,923	3,624,164
Methode Electronics, Inc.	15,172	99,528
MicroVision, Inc. *(a)	167,237	185,633
Mirion Technologies, Inc., Class A *	90,569	2,024,217
Motorola Solutions, Inc.	80,310	35,254,484
M-Tron Industries, Inc. *	2,643	116,239
Napco Security Technologies, Inc.	18,552	566,393
Neonode, Inc. *(a)	4,440	89,555
NetApp, Inc.	97,381	10,140,284
NETGEAR, Inc. *	13,065	303,761
NetScout Systems, Inc. *	34,140	731,279
nLight, Inc. *	27,881	585,780
Novanta, Inc. *	17,211	2,117,297
Ondas Holdings, Inc. *	96,933	205,498
One Stop Systems, Inc. *	12,911	69,590
OSI Systems, Inc. *	7,329	1,619,782
Ouster, Inc. *	21,483	502,273
PAR Technology Corp. *	18,480	1,123,214
PC Connection, Inc.	5,698	350,940
Plexus Corp. *	12,972	1,653,930
Powerfleet, Inc. NJ *	54,255	220,275
Pure Storage, Inc., Class A *	150,029	8,929,726
Quantum Computing, Inc. *	50,867	754,866
Ralliant Corp. *	54,017	2,469,657
Red Cat Holdings, Inc. *(a)	30,059	248,889

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ReElement Technologies LLC *(a)(b)	12,919	4
Research Frontiers, Inc. *	21,870	34,555
RF Industries Ltd. *	7,044	58,043
Ribbon Communications, Inc. *	38,255	143,839
Richardson Electronics Ltd.	5,554	55,984
Rogers Corp. *	8,205	538,084
Sandisk Corp. *	63,872	2,741,386
Sanmina Corp. *	26,460	3,070,418
ScanSource, Inc. *	10,228	397,255
Seagate Technology Holdings PLC	102,089	16,028,994
SmartRent, Inc. *	80,000	80,800
Super Micro Computer, Inc. *	247,233	14,579,330
TD SYNNEX Corp.	35,703	5,155,156
TE Connectivity PLC	142,644	29,349,003
Teledyne Technologies, Inc. *	22,460	12,375,910
TransAct Technologies, Inc. *	3,397	12,807
Trimble, Inc. *	114,103	9,572,101
TTM Technologies, Inc. *	50,171	2,370,580
Turtle Beach Corp. *	7,827	113,805
Ubiquiti, Inc.	2,068	900,552
Unusual Machines, Inc. *(a)	12,500	115,500
Viasat, Inc. *	45,366	745,363
Viavi Solutions, Inc. *	109,669	1,102,173
Vishay Intertechnology, Inc.	53,239	872,587
Vishay Precision Group, Inc. *	5,394	143,049
Vontier Corp.	72,249	2,996,166
Vuzix Corp. *(a)	48,683	97,853
Western Digital Corp.	167,372	13,170,503
Wrap Technologies, Inc. *(a)	21,515	29,476
Xerox Holdings Corp.	56,000	226,800
Zebra Technologies Corp., Class A *	24,552	8,323,619
		2,128,871,516

Telecommunication Services 0.9%
Anterix, Inc. *	8,567	190,273
AST SpaceMobile, Inc. *	91,118	4,844,744
AT&T, Inc.	3,458,651	94,801,624
ATN International, Inc.	5,256	90,140
Bandwidth, Inc., Class A *	15,306	212,907
Cogent Communications Holdings, Inc.	19,826	903,867
Frontier Communications Parent, Inc. *	106,749	3,921,958
GCI Liberty, Inc. *(b)	35,715	0
GCI Liberty, Inc., Class C *	12,332	410,039
Globalstar, Inc. *	26,231	616,166
Gogo, Inc. *	27,853	441,749
IDT Corp., Class B	9,928	584,859
Iridium Communications, Inc.	51,747	1,265,732
Liberty Global Ltd., Class C *	151,474	1,549,579
Liberty Latin America Ltd., Class C *	78,742	562,218
Lumen Technologies, Inc. *	491,512	2,187,228
NII Holdings, Inc. Escrow *(b)	28,127	14,485
Shenandoah Telecommunications Co.	21,835	320,538
Spok Holdings, Inc.	9,849	180,631
Telephone & Data Systems, Inc.	46,178	1,802,789
T-Mobile U.S., Inc.	229,403	54,691,969
U.S. Cellular Corp. *	6,696	488,339
Verizon Communications, Inc.	2,029,209	86,768,977
		256,850,811

Transportation 1.3%
Alaska Air Group, Inc. *	58,068	3,075,281
Allegiant Travel Co. *	6,715	346,763
American Airlines Group, Inc. *	322,070	3,700,584
ArcBest Corp.	11,604	848,601
SECURITY	NUMBER OF SHARES	VALUE ($)
Avis Budget Group, Inc. *	8,421	1,433,591
Blade Air Mobility, Inc. *	26,008	103,772
CH Robinson Worldwide, Inc.	56,308	6,493,439
Covenant Logistics Group, Inc., Class A	6,788	163,930
CSX Corp.	906,685	32,223,585
Delta Air Lines, Inc.	314,299	16,723,850
Expeditors International of Washington, Inc.	65,761	7,644,059
FedEx Corp.	105,891	23,665,580
Forward Air Corp. *	10,889	330,917
Frontier Group Holdings, Inc. *	35,279	154,522
FTAI Infrastructure, Inc.	59,598	373,679
Genco Shipping & Trading Ltd.	21,083	335,852
GXO Logistics, Inc. *	54,730	2,720,628
Heartland Express, Inc.	26,008	203,383
Hertz Global Holdings, Inc. *	73,544	471,417
Hub Group, Inc., Class A	28,838	1,009,907
JB Hunt Transport Services, Inc.	37,990	5,472,459
JetBlue Airways Corp. *	147,083	653,049
Joby Aviation, Inc. *	237,080	3,949,753
Kirby Corp. *	27,367	2,608,349
Knight-Swift Transportation Holdings, Inc.	77,736	3,303,780
Landstar System, Inc.	16,707	2,228,213
Lyft, Inc., Class A *	174,695	2,456,212
Marten Transport Ltd.	24,450	297,312
Matson, Inc.	16,186	1,728,341
Norfolk Southern Corp.	108,186	30,075,708
Old Dominion Freight Line, Inc.	89,926	13,421,455
PAMT Corp. *	3,071	34,794
Pangaea Logistics Solutions Ltd.	13,298	64,761
Proficient Auto Logistics, Inc. *	9,150	63,226
Radiant Logistics, Inc. *	16,850	99,583
RXO, Inc. *	74,105	1,144,922
Ryder System, Inc.	19,907	3,537,673
Saia, Inc. *	13,204	3,990,777
Schneider National, Inc., Class B	23,306	569,832
Sky Harbour Group Corp. *(a)	9,000	87,930
SkyWest, Inc. *	19,023	2,205,907
Southwest Airlines Co.	272,435	8,426,415
Sun Country Airlines Holdings, Inc. *	20,591	238,650
Uber Technologies, Inc. *	1,005,155	88,202,351
U-Haul Holding Co., Non Voting Shares	53,498	2,781,896
Union Pacific Corp.	287,266	63,764,434
United Airlines Holdings, Inc. *	156,779	13,845,153
United Parcel Service, Inc., Class B	353,196	30,431,367
Universal Logistics Holdings, Inc.	3,300	78,969
Werner Enterprises, Inc.	29,435	815,938
Wheels Up Experience, Inc. *(a)	85,298	120,270
XPO, Inc. *	56,378	6,781,710
		395,504,529

Utilities 2.4%
AES Corp.	347,851	4,574,241
ALLETE, Inc.	27,530	1,815,053
Alliant Energy Corp.	124,307	8,081,198
Ameren Corp.	129,932	13,140,023
American Electric Power Co., Inc.	256,889	29,064,421
American States Water Co.	17,953	1,321,161
American Water Works Co., Inc.	93,351	13,091,544
Artesian Resources Corp., Class A	5,123	167,266
Atmos Energy Corp.	76,074	11,861,458
Avista Corp.	37,141	1,385,359
Black Hills Corp.	34,857	2,014,037
Cadiz, Inc. *	22,878	72,752
California Water Service Group	27,919	1,269,477

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CenterPoint Energy, Inc.	315,921	12,264,053
Chesapeake Utilities Corp.	10,866	1,302,616
Clearway Energy, Inc., Class C	54,942	1,792,757
CMS Energy Corp.	143,549	10,593,916
Consolidated Edison, Inc.	173,299	17,936,447
Consolidated Water Co. Ltd.	7,055	205,230
Constellation Energy Corp.	150,772	52,444,533
Dominion Energy, Inc.	410,617	24,000,564
DTE Energy Co.	99,860	13,821,623
Duke Energy Corp.	374,031	45,497,131
Edison International	186,367	9,713,448
Entergy Corp.	214,690	19,414,417
Essential Utilities, Inc.	124,070	4,565,776
Evergy, Inc.	110,313	7,810,160
Eversource Energy	177,773	11,750,795
Exelon Corp.	486,088	21,844,795
FirstEnergy Corp.	248,520	10,614,289
Genie Energy Ltd., Class B	9,550	194,056
Global Water Resources, Inc.	4,694	44,828
H2O America	15,143	731,256
Hallador Energy Co. *	16,191	285,609
Hawaiian Electric Industries, Inc. *	81,641	875,192
IDACORP, Inc.	26,498	3,320,994
MDU Resources Group, Inc.	96,911	1,671,715
MGE Energy, Inc.	17,135	1,455,447
Middlesex Water Co.	9,717	501,397
National Fuel Gas Co.	42,902	3,723,465
New Jersey Resources Corp.	48,098	2,208,179
NextEra Energy, Inc.	989,492	70,313,302
NiSource, Inc.	227,236	9,646,168
Northwest Natural Holding Co.	19,065	761,075
Northwestern Energy Group, Inc.	29,338	1,575,451
NRG Energy, Inc.	94,147	15,741,378
OGE Energy Corp.	96,452	4,380,850
Oklo, Inc. *	43,119	3,302,484
ONE Gas, Inc.	29,379	2,135,853
Ormat Technologies, Inc.	27,003	2,414,338
Otter Tail Corp.	19,403	1,497,524
PG&E Corp.	1,059,417	14,853,026
Pinnacle West Capital Corp.	57,402	5,201,769
Portland General Electric Co.	53,974	2,219,411
PPL Corp.	356,185	12,712,243
Public Service Enterprise Group, Inc.	240,377	21,583,451
Pure Cycle Corp. *	8,445	82,761
RGC Resources, Inc.	3,883	78,204
Sempra	313,805	25,631,592
Southern Co.	528,444	49,927,389
Southwest Gas Holdings, Inc.	28,636	2,237,617
Spire, Inc.	28,415	2,116,065
Talen Energy Corp. *	21,918	8,275,579
TXNM Energy, Inc.	45,676	2,593,940
UGI Corp.	104,341	3,775,057
Unitil Corp.	7,063	364,310
Vistra Corp.	162,761	33,942,179
WEC Energy Group, Inc.	153,530	16,747,052
Xcel Energy, Inc.	278,268	20,436,002
York Water Co.	6,196	187,491
		703,176,239
Total Common Stocks (Cost $12,019,133,643)		29,370,443,923

RIGHTS 0.0% OF NET ASSETS

Energy 0.0%
Empire Petroleum Corp. expires 08/20/25 strike USD 0.074 *(b)	14,255	0

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(b)	59,796	131,787
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	3,200
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	913
F-star Therapeutics, Inc. Agonist CVR *(b)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
Homology Medicines, Inc. CVR *(b)	21,971	891
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	1,341
Miromatrix Medical, Inc. CVR *(b)	11,036	11,592
Pardes Biosciences, Inc. CVR *(b)	19,235	577
Sesen Bio CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	463
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	7,297
		173,958
Total Rights (Cost $31,744)		173,958

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (e)(f)	43,048,583	43,048,583
Total Short-Term Investments (Cost $43,048,583)		43,048,583
Total Investments in Securities (Cost $12,062,213,970)		29,413,666,464

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	97	10,767,970	(105,447)
S&P 500 Index, e-mini, expires 09/19/25	293	93,382,763	782,183
			676,736

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $41,295,954.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2024, and/or Value and Balance of Shares Held at July 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group Inc	$—	$—	($13,908 )	($84,562 )	$19,446	$—	—	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	—	—	—	161,659	—	—	8,402

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	357,000	—	—	—	(30,000)	—	—	3,000
Service Properties Trust	—	214,435	(216,316)	(1,131,607)	1,062,667	208,296	79,200	2,376
						208,296

Financial Services 0.3%
Charles Schwab Corp.	48,402,176	11,210,597	(318,757)	(24,885)	20,479,233	79,748,364	816,007	605,273

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	245,254	—	—	—	(86,082)	—	—	—
Total	$49,004,430	$11,425,032	($548,981 )	($1,241,054 )	$21,606,923	$79,956,660		$619,051

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$15,441,006,813	$—	$—	$15,441,006,813
Banks	1,128,319,258	—	1,369	1,128,320,627
Capital Goods	2,082,942,149	—	42	2,082,942,191
Consumer Services	672,347,586	—	30,893	672,378,479
Equity Real Estate Investment Trusts (REITs)	636,081,282	—	0 *	636,081,282
Health Care Equipment & Services	1,079,092,770	—	0 *	1,079,092,770
Materials	626,464,331	—	0 *	626,464,331
Pharmaceuticals, Biotechnology & Life Sciences	1,577,191,658	—	60,316 *	1,577,251,974
Software & Services	3,741,183,095	—	34	3,741,183,129
Technology Hardware & Equipment	2,128,871,512	—	4	2,128,871,516
Telecommunication Services	256,836,326	—	14,485 *	256,850,811
Rights
Energy	—	—	0 *	0
Pharmaceuticals, Biotechnology & Life Sciences	—	—	173,958 *	173,958
Short-Term Investments [1]	43,048,583	—	—	43,048,583
Futures Contracts [2]	782,183	—	—	782,183
Liabilities
Futures Contracts [2]	(105,447)	—	—	(105,447)
Total	$29,414,062,099	$—	$281,101	$29,414,343,200

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.8%
Tesla, Inc. *	354,610	109,315,625

Banks 0.3%
Bank of America Corp.	68,270	3,227,123
Citigroup, Inc.	41,642	3,901,855
NU Holdings Ltd., Class A *	402,191	4,914,774
Pinnacle Financial Partners, Inc.	646	56,777
Popular, Inc.	800	91,664
Western Alliance Bancorp	2,679	207,783
		12,399,976

Capital Goods 3.8%
3M Co.	10,974	1,637,540
AAON, Inc.	8,491	708,999
Allison Transmission Holdings, Inc.	1,697	152,849
Armstrong World Industries, Inc.	1,561	293,733
Axon Enterprise, Inc. *	9,415	7,112,938
Boeing Co. *	12,933	2,869,057
BWX Technologies, Inc.	1,963	298,239
Carlisle Cos., Inc.	653	231,626
Caterpillar, Inc.	7,151	3,132,281
Comfort Systems USA, Inc.	4,366	3,070,608
Core & Main, Inc., Class A *	13,699	871,804
EMCOR Group, Inc.	1,941	1,217,958
Fastenal Co.	118,895	5,484,626
Ferguson Enterprises, Inc.	1,422	317,575
FTAI Aviation Ltd.	12,808	1,762,509
GE Vernova, Inc.	34,473	22,762,177
General Electric Co.	132,638	35,955,509
HEICO Corp.	12,845	4,197,746
Howmet Aerospace, Inc.	50,578	9,092,407
Illinois Tool Works, Inc.	12,074	3,090,582
Karman Holdings, Inc. *	5,981	309,218
Lennox International, Inc.	4,056	2,470,104
Leonardo DRS, Inc.	4,093	170,269
Loar Holdings, Inc. *	4,897	361,937
Lockheed Martin Corp.	7,313	3,078,627
MasTec, Inc. *	1,591	301,033
Quanta Services, Inc.	14,362	5,832,839
RBC Bearings, Inc. *	754	292,054
Rocket Lab Corp. *	49,289	2,263,351
Rockwell Automation, Inc.	1,127	396,377
Simpson Manufacturing Co., Inc.	386	69,260
SiteOne Landscape Supply, Inc. *	1,827	251,815
Spirit AeroSystems Holdings, Inc., Class A *	1,394	54,924
StandardAero, Inc. *	1,308	37,343
Trane Technologies PLC	28,094	12,307,420
TransDigm Group, Inc.	1,219	1,960,713
Vertiv Holdings Co., Class A	47,954	6,982,102
WillScot Holdings Corp.	6,018	176,628
WW Grainger, Inc.	4,752	4,939,894
		146,516,671

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	47,674	14,755,103
Booz Allen Hamilton Holding Corp., Class A	15,644	1,679,070
Broadridge Financial Solutions, Inc.	13,338	3,301,288
Cintas Corp.	43,396	9,657,780
Copart, Inc. *	103,885	4,709,107
Dayforce, Inc. *	1,998	115,225
Equifax, Inc.	2,707	650,303
ExlService Holdings, Inc. *	19,813	860,479
KBR, Inc.	1,401	65,483
Paychex, Inc.	12,603	1,818,991
Paycom Software, Inc.	3,539	819,420
Paylocity Holding Corp. *	5,134	949,174
RB Global, Inc.	1,388	150,265
Rollins, Inc.	35,475	2,031,653
Tetra Tech, Inc.	6,128	225,143
Veralto Corp.	11,909	1,248,420
Verisk Analytics, Inc., Class A	10,657	2,970,212
Waste Management, Inc.	46,733	10,709,334
		56,716,450

Consumer Discretionary Distribution & Retail 7.3%
Amazon.com, Inc. *	875,979	205,075,444
AutoZone, Inc. *	328	1,236,029
Burlington Stores, Inc. *	7,957	2,171,943
Carvana Co., Class A *	16,211	6,325,046
Chewy, Inc., Class A *	26,610	976,587
Coupang, Inc., Class A *	156,574	4,607,973
Etsy, Inc. *	7,563	440,696
Floor & Decor Holdings, Inc., Class A *	4,324	331,391
Home Depot, Inc.	95,716	35,176,587
Lithia Motors, Inc., Class A	330	95,040
Murphy USA, Inc.	2,247	814,493
O'Reilly Automotive, Inc. *	98,797	9,713,721
Pool Corp.	967	297,971
RH *	339	69,705
Ross Stores, Inc.	8,174	1,116,078
TJX Cos., Inc.	70,643	8,797,173
Tractor Supply Co.	66,914	3,810,752
Ulta Beauty, Inc. *	1,419	730,799
Valvoline, Inc. *	14,746	519,796
Wayfair, Inc., Class A *	2,276	149,397
Williams-Sonoma, Inc.	2,268	424,229
		282,880,850

Consumer Durables & Apparel 0.3%
Birkenstock Holding PLC *	1,928	96,574
Deckers Outdoor Corp. *	19,062	2,023,813
Lululemon Athletica, Inc. *	7,681	1,540,271
On Holding AG, Class A *	27,751	1,347,866
Ralph Lauren Corp., Class A	353	105,459
SharkNinja, Inc. *	1,615	187,501
Somnigroup International, Inc.	25,438	1,841,202
Tapestry, Inc.	23,946	2,586,886
TopBuild Corp. *	284	105,202
		9,834,774

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.8%
Airbnb, Inc., Class A *	53,526	7,087,378
Booking Holdings, Inc.	3,852	21,201,639
Bright Horizons Family Solutions, Inc. *	871	98,510
Carnival Corp. *	41,925	1,248,107
Cava Group, Inc. *	12,638	1,112,270
Chipotle Mexican Grill, Inc., Class A *	169,190	7,254,867
Choice Hotels International, Inc. (a)	946	120,814
Churchill Downs, Inc.	6,912	739,861
Darden Restaurants, Inc.	14,006	2,824,590
Domino's Pizza, Inc.	1,220	565,116
DoorDash, Inc., Class A *	45,139	11,296,035
DraftKings, Inc., Class A *	60,681	2,733,072
Duolingo, Inc. *	4,753	1,647,152
Dutch Bros, Inc., Class A *	14,764	875,062
Expedia Group, Inc.	15,201	2,739,524
Flutter Entertainment PLC *	18,315	5,535,892
Grand Canyon Education, Inc. *	1,102	185,830
H&R Block, Inc.	2,739	148,837
Hilton Worldwide Holdings, Inc.	29,427	7,888,790
Las Vegas Sands Corp.	40,323	2,112,925
Light & Wonder, Inc. *	10,402	1,001,921
Marriott International, Inc., Class A	22,015	5,808,218
McDonald's Corp.	5,142	1,542,960
Norwegian Cruise Line Holdings Ltd. *	50,381	1,287,738
Planet Fitness, Inc., Class A *	10,450	1,141,036
Restaurant Brands International, Inc.	26,095	1,770,807
Royal Caribbean Cruises Ltd.	31,934	10,150,861
Starbucks Corp.	19,063	1,699,657
Texas Roadhouse, Inc., Class A	8,309	1,538,245
Travel & Leisure Co.	2,600	154,050
Vail Resorts, Inc.	3,685	553,708
Viking Holdings Ltd. *	25,610	1,503,819
Wendy's Co.	9,932	97,830
Wingstop, Inc.	3,490	1,316,917
Wyndham Hotels & Resorts, Inc.	8,445	726,270
Yum! Brands, Inc.	11,751	1,693,907
		109,404,215

Consumer Staples Distribution & Retail 1.6%
BJ's Wholesale Club Holdings, Inc. *	2,538	268,774
Casey's General Stores, Inc.	717	372,933
Costco Wholesale Corp.	55,956	52,578,496
Performance Food Group Co. *	2,378	238,751
Sprouts Farmers Market, Inc. *	12,318	1,866,670
Sysco Corp.	32,630	2,597,348
Walmart, Inc.	54,986	5,387,528
		63,310,500

Energy 0.3%
Cheniere Energy, Inc.	12,514	2,951,802
HF Sinclair Corp.	1,950	85,683
Phillips 66	3,600	444,888
Schlumberger NV	14,762	498,956
Targa Resources Corp.	27,049	4,501,224
Texas Pacific Land Corp.	2,419	2,341,907
Williams Cos., Inc.	8,256	494,947
		11,319,407

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	58,982	12,291,259
Lamar Advertising Co., Class A	10,930	1,336,193
Public Storage	2,594	705,412
Simon Property Group, Inc.	8,970	1,469,196
SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	3,067	380,400
UDR, Inc.	1,826	71,744
		16,254,204

Financial Services 5.6%
Affirm Holdings, Inc. *	20,068	1,375,862
Ally Financial, Inc.	4,149	157,040
American Express Co.	22,666	6,784,161
Ameriprise Financial, Inc.	10,933	5,665,371
Apollo Global Management, Inc.	36,181	5,257,823
ARES Management Corp., Class A	23,688	4,394,835
Bank of New York Mellon Corp.	6,488	658,208
Blackstone, Inc.	92,240	15,953,830
Block, Inc. *	25,336	1,957,459
Blue Owl Capital, Inc., Class A	77,218	1,494,168
Brookfield Asset Management Ltd., Class A	16,727	1,031,554
Charles Schwab Corp. (b)	18,117	1,770,574
Coinbase Global, Inc., Class A *	2,625	991,620
Corpay, Inc. *	8,511	2,749,479
Credit Acceptance Corp. *	65	31,868
Equitable Holdings, Inc.	38,325	1,967,989
FactSet Research Systems, Inc.	336	135,374
Fiserv, Inc. *	19,178	2,664,591
Freedom Holding Corp. *(a)	1,966	365,312
Goldman Sachs Group, Inc.	2,061	1,491,319
Hamilton Lane, Inc., Class A	3,281	499,696
Houlihan Lokey, Inc., Class A	2,567	489,424
Interactive Brokers Group, Inc., Class A	2,773	181,798
Jefferies Financial Group, Inc.	5,745	331,257
KKR & Co., Inc.	21,277	3,118,783
Lazard, Inc.	2,701	140,398
LPL Financial Holdings, Inc.	10,042	3,973,921
Mastercard, Inc., Class A	102,604	58,122,088
Moody's Corp.	19,561	10,088,195
Morningstar, Inc.	2,020	558,449
MSCI, Inc., Class A	4,670	2,621,551
Robinhood Markets, Inc., Class A *	12,624	1,300,903
Shift4 Payments, Inc., Class A *	8,251	849,853
SLM Corp.	3,351	106,562
SoFi Technologies, Inc. *	19,670	444,149
Toast, Inc., Class A *	56,841	2,776,114
TPG, Inc.	15,130	863,469
Tradeweb Markets, Inc., Class A	1,348	186,765
UWM Holdings Corp.	65	261
Visa, Inc., Class A	214,828	74,216,629
WEX, Inc. *	388	65,836
XP, Inc., Class A	4,698	75,826
		217,910,364

Food, Beverage & Tobacco 0.7%
Celsius Holdings, Inc. *	21,027	953,364
Coca-Cola Co.	239,555	16,263,389
Coca-Cola Consolidated, Inc.	849	94,876
Darling Ingredients, Inc. *	1,983	64,210
Freshpet, Inc. *	1,630	111,362
Hershey Co.	2,357	438,708
Monster Beverage Corp. *	88,083	5,174,876
PepsiCo, Inc.	23,658	3,262,911
		26,363,696

Health Care Equipment & Services 1.9%
Boston Scientific Corp. *	32,036	3,361,217
Cardinal Health, Inc.	15,377	2,386,818
Cencora, Inc.	23,041	6,591,569
Chemed Corp.	194	79,986

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cigna Group	2,665	712,568
DaVita, Inc. *	4,797	673,355
Dexcom, Inc. *	49,290	3,981,153
Doximity, Inc., Class A *	16,610	975,838
HCA Healthcare, Inc.	4,693	1,661,275
IDEXX Laboratories, Inc. *	10,195	5,447,290
Inspire Medical Systems, Inc. *	3,539	440,747
Insulet Corp. *	8,865	2,556,666
Intuitive Surgical, Inc. *	44,991	21,644,720
Masimo Corp. *	5,610	862,762
McKesson Corp.	14,604	10,128,458
Molina Healthcare, Inc. *	3,682	581,277
Penumbra, Inc. *	4,730	1,193,237
ResMed, Inc.	4,408	1,198,712
Stryker Corp.	11,227	4,409,180
Veeva Systems, Inc., Class A *	14,818	4,211,276
		73,098,104

Household & Personal Products 0.2%
Colgate-Palmolive Co.	47,978	4,022,955
Kimberly-Clark Corp.	15,025	1,872,416
		5,895,371

Insurance 0.4%
Aon PLC, Class A	24,481	8,708,137
Arthur J Gallagher & Co.	2,029	582,830
Brown & Brown, Inc.	3,625	331,216
Everest Group Ltd.	794	266,625
Kinsale Capital Group, Inc.	2,788	1,228,644
Markel Group, Inc. *	324	650,686
Marsh & McLennan Cos., Inc.	7,465	1,487,028
Progressive Corp.	3,748	907,166
RLI Corp.	530	34,975
Ryan Specialty Holdings, Inc., Class A	13,148	804,526
		15,001,833

Materials 0.3%
Anglogold Ashanti PLC	7,908	365,745
Carpenter Technology Corp.	1,101	274,578
Eagle Materials, Inc.	213	47,774
Ecolab, Inc.	7,779	2,036,231
James Hardie Industries PLC, ADR *	11,443	296,831
Sherwin-Williams Co.	26,595	8,799,754
Steel Dynamics, Inc.	1,700	216,852
		12,037,765

Media & Entertainment 11.4%
Alphabet, Inc., Class A	472,536	90,679,658
Alphabet, Inc., Class C	384,729	74,198,835
DoubleVerify Holdings, Inc. *	9,797	150,090
Liberty Broadband Corp., Class C *	3,898	239,025
Liberty Media Corp.-Liberty Formula One, Class C *	8,958	898,935
Live Nation Entertainment, Inc. *	19,911	2,940,855
Meta Platforms, Inc., Class A	226,116	174,887,159
Netflix, Inc. *	53,428	61,944,423
Nexstar Media Group, Inc., Class A	164	30,686
Pinterest, Inc., Class A *	36,893	1,424,070
Reddit, Inc., Class A *	14,663	2,354,731
ROBLOX Corp., Class A *	71,039	9,788,464
Roku, Inc. *	2,018	190,015
Spotify Technology SA *	19,395	12,151,743
Take-Two Interactive Software, Inc. *	7,661	1,706,335
TKO Group Holdings, Inc.	3,719	624,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Trade Desk, Inc., Class A *	56,264	4,892,718
Trump Media & Technology Group Corp. *(a)	7,189	126,455
		439,229,026

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
AbbVie, Inc.	223,338	42,215,349
Alnylam Pharmaceuticals, Inc. *	15,731	6,170,327
Amgen, Inc.	50,054	14,770,935
Apellis Pharmaceuticals, Inc. *	13,904	310,615
Bristol-Myers Squibb Co.	49,180	2,129,986
Corcept Therapeutics, Inc. *	11,778	791,128
Eli Lilly & Co.	100,996	74,744,110
Exact Sciences Corp. *	1,190	55,870
Exelixis, Inc. *	27,839	1,008,329
Gilead Sciences, Inc.	42,445	4,766,149
Halozyme Therapeutics, Inc. *	15,282	916,462
Incyte Corp. *	5,149	385,609
Insmed, Inc. *	21,040	2,257,171
Ionis Pharmaceuticals, Inc. *	17,990	773,210
Medpace Holdings, Inc. *	2,871	1,226,491
Natera, Inc. *	16,434	2,196,568
Neurocrine Biosciences, Inc. *	10,400	1,333,592
Repligen Corp. *	873	102,202
Sarepta Therapeutics, Inc. *	10,831	177,845
Sotera Health Co. *	1,900	21,831
Summit Therapeutics, Inc. *(a)	14,915	393,309
Tempus AI, Inc. *(a)	10,339	585,084
Ultragenyx Pharmaceutical, Inc. *	11,003	300,602
Vertex Pharmaceuticals, Inc. *	32,449	14,824,975
Viking Therapeutics, Inc. *	901	29,346
Waters Corp. *	3,915	1,130,495
Zoetis, Inc.	44,797	6,530,955
		180,148,545

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,075	634,640
CoStar Group, Inc. *	6,545	623,019
Jones Lang LaSalle, Inc. *	1,674	452,583
		1,710,242

Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices, Inc. *	118,815	20,948,273
Applied Materials, Inc.	29,069	5,234,164
Astera Labs, Inc. *	18,138	2,480,009
Broadcom, Inc.	582,102	170,963,357
Enphase Energy, Inc. *	15,896	514,395
Entegris, Inc.	3,147	246,914
KLA Corp.	16,795	14,763,309
Lam Research Corp.	161,269	15,294,752
Lattice Semiconductor Corp. *	14,415	718,299
MACOM Technology Solutions Holdings, Inc. *	1,975	270,851
Marvell Technology, Inc.	8,120	652,604
Monolithic Power Systems, Inc.	5,854	4,163,599
NVIDIA Corp.	2,949,343	524,599,639
Onto Innovation, Inc. *	1,616	153,116
QUALCOMM, Inc.	31,802	4,667,262
Texas Instruments, Inc.	46,876	8,487,369
		774,157,912

Software & Services 21.2%
Adobe, Inc. *	53,682	19,201,515
Appfolio, Inc., Class A *	2,904	776,472
AppLovin Corp., Class A *	30,060	11,744,442

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atlassian Corp., Class A *	20,320	3,896,970
Autodesk, Inc. *	26,841	8,135,776
Bentley Systems, Inc., Class B	19,888	1,153,106
Cadence Design Systems, Inc. *	34,408	12,544,125
Cloudflare, Inc., Class A *	38,934	8,085,813
Confluent, Inc., Class A *	34,562	612,611
Crowdstrike Holdings, Inc., Class A *	30,783	13,993,028
Datadog, Inc., Class A *	39,802	5,571,484
Docusign, Inc., Class A *	19,105	1,445,102
Dropbox, Inc., Class A *	8,437	229,233
Dynatrace, Inc. *	36,949	1,943,887
Elastic NV *	11,306	946,312
Fair Isaac Corp. *	2,466	3,542,952
Fortinet, Inc. *	80,236	8,015,576
Gartner, Inc. *	9,456	3,202,274
Gen Digital, Inc.	7,430	219,111
Gitlab, Inc., Class A *	16,500	722,865
Globant SA *	763	64,290
GoDaddy, Inc., Class A *	17,326	2,799,535
Guidewire Software, Inc. *	10,602	2,398,384
HubSpot, Inc. *	6,394	3,322,642
Intuit, Inc.	34,424	27,027,315
Kyndryl Holdings, Inc. *	1,813	68,477
Manhattan Associates, Inc. *	7,533	1,654,699
Microsoft Corp.	934,568	498,592,028
MicroStrategy, Inc., Class A *	1,849	743,039
MongoDB, Inc., Class A *	913	217,194
nCino, Inc. *	1,758	49,092
Nutanix, Inc., Class A *	8,492	638,344
Okta, Inc. *	8,517	832,963
Oracle Corp.	208,831	52,995,043
Palantir Technologies, Inc., Class A *	275,461	43,619,249
Palo Alto Networks, Inc. *	82,827	14,378,767
Pegasystems, Inc.	3,718	218,284
Procore Technologies, Inc. *	14,318	1,025,598
PTC, Inc. *	1,772	380,643
RingCentral, Inc., Class A *	10,068	256,633
Rubrik, Inc., Class A *	7,345	697,408
Salesforce, Inc.	13,172	3,402,723
Samsara, Inc., Class A *	33,849	1,287,277
SentinelOne, Inc., Class A *	26,332	482,929
ServiceNow, Inc. *	26,059	24,576,764
Snowflake, Inc., Class A *	39,319	8,787,797
Synopsys, Inc. *	17,089	10,825,369
Teradata Corp. *	2,706	56,637
Twilio, Inc., Class A *	3,189	411,381
Tyler Technologies, Inc. *	4,493	2,626,428
Unity Software, Inc. *	2,670	89,071
Workday, Inc., Class A *	27,062	6,207,482
Zscaler, Inc. *	12,329	3,520,669
		820,236,808

Technology Hardware & Equipment 11.1%
Amphenol Corp., Class A	152,099	16,200,065
Apple, Inc.	1,857,399	385,540,310
Arista Networks, Inc. *	130,092	16,029,936
CDW Corp.	1,329	231,751
Dell Technologies, Inc., Class C	5,452	723,426
Jabil, Inc.	8,685	1,938,232
Lumentum Holdings, Inc. *	634	69,791
Motorola Solutions, Inc.	8,852	3,885,851
NetApp, Inc.	10,168	1,058,794
Pure Storage, Inc., Class A *	33,596	1,999,634
Super Micro Computer, Inc. *	29,622	1,746,809
Ubiquiti, Inc.	522	227,315
		429,651,914

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.0%
AST SpaceMobile, Inc. *(a)	20,258	1,077,118
GCI Liberty, Inc., Class C *	779	25,902
Iridium Communications, Inc.	700	17,122
		1,120,142

Transportation 0.6%
Alaska Air Group, Inc. *	2,498	132,294
American Airlines Group, Inc. *	9,370	107,661
Avis Budget Group, Inc. *	844	143,683
Lyft, Inc., Class A *	7,739	108,810
Old Dominion Freight Line, Inc.	1,360	202,980
Southwest Airlines Co.	6,963	215,366
Uber Technologies, Inc. *	253,807	22,271,564
U-Haul Holding Co., Non Voting Shares	5,080	264,160
Union Pacific Corp.	5,966	1,324,273
XPO, Inc. *	2,996	360,389
		25,131,180

Utilities 0.3%
NRG Energy, Inc.	24,932	4,168,630
Vistra Corp.	42,650	8,894,231
		13,062,861
Total Common Stocks (Cost $2,320,685,420)		3,852,708,435

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	15,300	6,738,273
Total Investment Companies (Cost $5,564,873)		6,738,273

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)	10,724,175	10,724,175
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)(d)	1,325,545	1,325,545
		12,049,720
Total Short-Term Investments (Cost $12,049,720)		12,049,720
Total Investments in Securities (Cost $2,338,300,013)		3,871,496,428

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/19/25	16	7,476,800	(23,498)
S&P 500 Index, e-mini, expires 09/19/25	2	637,425	(4,066)
			(27,564)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,283,687.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$1,058,129	$378,341	($130,464 )	$11,026	$453,542	$1,770,574	18,117	$13,735

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$3,852,708,435	$—	$—	$3,852,708,435
Investment Companies [1]	6,738,273	—	—	6,738,273
Short-Term Investments [1]	12,049,720	—	—	12,049,720
Liabilities
Futures Contracts [2]	(27,564)	—	—	(27,564)
Total	$3,871,468,864	$—	$—	$3,871,468,864

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	6,995	480,137
BorgWarner, Inc.	6,679	245,787
Ford Motor Co.	119,490	1,322,754
General Motors Co.	29,577	1,577,637
Gentex Corp.	6,830	180,449
Harley-Davidson, Inc.	3,347	81,433
Lear Corp.	1,649	155,484
Lucid Group, Inc. *(a)	37,302	91,763
QuantumScape Corp., Class A *	12,698	109,203
Rivian Automotive, Inc., Class A *	23,572	303,372
Thor Industries, Inc.	1,564	142,308
		4,690,327

Banks 7.2%
Bank of America Corp.	193,249	9,134,880
Bank OZK	3,283	161,852
BOK Financial Corp.	669	67,923
Citigroup, Inc.	46,580	4,364,546
Citizens Financial Group, Inc.	13,346	636,871
Columbia Banking System, Inc.	6,460	153,748
Comerica, Inc.	3,979	268,861
Commerce Bancshares, Inc.	3,770	230,724
Cullen/Frost Bankers, Inc.	1,814	231,122
East West Bancorp, Inc.	4,182	419,245
Fifth Third Bancorp	20,398	847,945
First Citizens BancShares, Inc., Class A	301	600,423
First Hawaiian, Inc.	3,907	94,745
First Horizon Corp.	15,464	337,270
FNB Corp.	10,892	166,865
Huntington Bancshares, Inc.	44,339	728,490
JPMorgan Chase & Co.	85,009	25,183,066
KeyCorp	28,842	516,849
M&T Bank Corp.	4,978	939,349
Pinnacle Financial Partners, Inc.	2,169	190,633
PNC Financial Services Group, Inc.	12,094	2,301,125
Popular, Inc.	1,885	215,983
Prosperity Bancshares, Inc.	2,799	186,469
Regions Financial Corp.	27,547	697,765
SouthState Corp.	3,053	287,501
Synovus Financial Corp.	4,236	200,109
TFS Financial Corp.	1,698	22,261
Truist Financial Corp.	40,101	1,752,815
U.S. Bancorp	47,806	2,149,358
Webster Financial Corp.	5,092	293,554
Wells Fargo & Co.	99,748	8,042,681
Western Alliance Bancorp	2,612	202,587
Wintrust Financial Corp.	2,013	257,624
Zions Bancorp NA	4,421	237,054
		62,122,293

Capital Goods 10.1%
3M Co.	13,839	2,065,056
A.O. Smith Corp.	3,529	249,818
Acuity, Inc.	940	292,669
Advanced Drainage Systems, Inc.	2,151	246,827
SECURITY	NUMBER OF SHARES	VALUE ($)
AECOM	4,047	456,259
AGCO Corp.	1,899	224,025
Air Lease Corp., Class A	3,190	176,726
Allegion PLC	2,640	438,029
Allison Transmission Holdings, Inc.	2,174	195,812
AMETEK, Inc.	7,051	1,303,377
API Group Corp. *	11,305	407,771
Applied Industrial Technologies, Inc.	1,160	314,940
Armstrong World Industries, Inc.	937	176,315
ATI, Inc. *	4,295	330,457
Boeing Co. *	19,043	4,224,499
Builders FirstSource, Inc. *	3,415	434,149
BWX Technologies, Inc.	2,288	347,616
Carlisle Cos., Inc.	1,158	410,754
Carrier Global Corp.	24,653	1,691,689
Caterpillar, Inc.	12,428	5,443,713
CNH Industrial NV	26,981	349,674
Core & Main, Inc., Class A *	2,456	156,300
Crane Co.	1,501	293,851
Cummins, Inc.	4,212	1,548,415
Curtiss-Wright Corp.	1,148	562,773
Deere & Co.	7,479	3,921,763
Donaldson Co., Inc.	3,631	261,323
Dover Corp.	4,156	752,818
Eaton Corp. PLC	11,995	4,614,716
EMCOR Group, Inc.	885	555,329
Emerson Electric Co.	17,252	2,510,339
Esab Corp.	1,742	233,724
Everus Construction Group, Inc. *	1,526	113,321
Fastenal Co.	6,252	288,405
Ferguson Enterprises, Inc.	5,579	1,245,958
Flowserve Corp.	3,985	223,319
Fortive Corp.	10,395	498,232
Fortune Brands Innovations, Inc.	3,696	201,580
Gates Industrial Corp. PLC *	7,790	193,192
Generac Holdings, Inc. *	1,777	345,964
General Dynamics Corp.	7,735	2,410,303
Graco, Inc.	5,090	427,458
Hayward Holdings, Inc. *	6,197	95,310
Hexcel Corp.	2,467	147,798
Honeywell International, Inc.	19,704	4,381,184
Hubbell, Inc., Class B	1,641	717,905
Huntington Ingalls Industries, Inc.	1,189	331,565
IDEX Corp.	2,316	378,689
Illinois Tool Works, Inc.	6,033	1,544,267
Ingersoll Rand, Inc.	12,353	1,045,434
ITT, Inc.	2,476	420,821
Johnson Controls International PLC	20,207	2,121,735
L3Harris Technologies, Inc.	5,716	1,570,871
Leonardo DRS, Inc.	1,388	57,741
Lincoln Electric Holdings, Inc.	1,667	405,915
Loar Holdings, Inc. *	106	7,834
Lockheed Martin Corp.	4,613	1,941,981
Masco Corp.	6,457	439,915
MasTec, Inc. *	1,499	283,626
Middleby Corp. *	1,541	223,753
MSC Industrial Direct Co., Inc., Class A	1,366	118,323
Mueller Industries, Inc.	3,308	282,404
Nordson Corp.	1,655	354,518
Northrop Grumman Corp.	4,151	2,393,508
nVent Electric PLC	4,995	391,708

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	1,953	247,113
Otis Worldwide Corp.	12,096	1,036,506
Owens Corning	2,607	363,494
PACCAR, Inc.	15,775	1,557,939
Parker-Hannifin Corp.	3,940	2,883,686
Pentair PLC	4,994	510,387
Quanta Services, Inc.	1,020	414,253
QXO, Inc. *	18,255	366,195
RBC Bearings, Inc. *	753	291,667
Regal Rexnord Corp.	2,009	307,136
Rockwell Automation, Inc.	3,185	1,120,196
RTX Corp.	40,952	6,452,807
Sensata Technologies Holding PLC	4,474	137,620
Simpson Manufacturing Co., Inc.	1,179	211,548
SiteOne Landscape Supply, Inc. *	900	124,047
Snap-on, Inc.	1,567	503,305
Spirit AeroSystems Holdings, Inc., Class A *	3,228	127,183
StandardAero, Inc. *	3,871	110,517
Stanley Black & Decker, Inc.	4,753	321,540
Textron, Inc.	5,504	428,046
Timken Co.	1,924	146,397
Toro Co.	3,044	226,017
TransDigm Group, Inc.	1,396	2,245,410
Trex Co., Inc. *	3,262	209,551
United Rentals, Inc.	1,985	1,752,636
Valmont Industries, Inc.	607	220,918
Watsco, Inc.	1,064	479,736
WESCO International, Inc.	1,460	302,162
Westinghouse Air Brake Technologies Corp.	5,190	996,740
WillScot Holdings Corp.	4,123	121,010
Woodward, Inc.	1,815	466,600
WW Grainger, Inc.	199	206,868
Xylem, Inc.	7,451	1,077,564
		86,762,857

Commercial & Professional Services 1.2%
Amentum Holdings, Inc. *	4,945	123,477
Automatic Data Processing, Inc.	913	282,573
Broadridge Financial Solutions, Inc.	320	79,203
CACI International, Inc., Class A *	661	304,437
Clarivate PLC *	10,515	40,483
Clean Harbors, Inc. *	1,559	367,628
Concentrix Corp.	1,359	70,627
Copart, Inc. *	1,831	82,999
Dayforce, Inc. *	4,228	243,829
Dun & Bradstreet Holdings, Inc.	9,238	84,066
Equifax, Inc.	3,137	753,602
FTI Consulting, Inc. *	1,030	171,340
Genpact Ltd.	4,928	217,078
Jacobs Solutions, Inc.	3,707	525,912
KBR, Inc.	3,659	171,022
Leidos Holdings, Inc.	3,914	624,870
ManpowerGroup, Inc.	1,383	57,049
MSA Safety, Inc.	1,132	201,349
Parsons Corp. *	1,616	119,907
Paychex, Inc.	6,787	979,568
Paycom Software, Inc.	718	166,246
Paylocity Holding Corp. *	113	20,891
RB Global, Inc.	5,315	575,402
Republic Services, Inc., Class A	6,200	1,430,030
Robert Half, Inc.	3,067	113,203
Science Applications International Corp.	1,449	161,535
SS&C Technologies Holdings, Inc.	6,455	551,773
Tetra Tech, Inc.	6,637	243,843
TransUnion	5,945	565,905
SECURITY	NUMBER OF SHARES	VALUE ($)
Veralto Corp.	4,404	461,671
Verisk Analytics, Inc., Class A	1,710	476,594
		10,268,112

Consumer Discretionary Distribution & Retail 4.3%
Amazon.com, Inc. *	80,724	18,898,296
AutoNation, Inc. *	847	163,166
AutoZone, Inc. *	431	1,624,172
Bath & Body Works, Inc.	6,504	188,356
Best Buy Co., Inc.	5,920	385,155
CarMax, Inc. *	4,636	262,444
Dick's Sporting Goods, Inc.	1,666	352,376
Dillard's, Inc., Class A	89	41,557
eBay, Inc.	14,098	1,293,492
Etsy, Inc. *	1,370	79,830
Five Below, Inc. *	1,646	224,712
Floor & Decor Holdings, Inc., Class A *	2,233	171,137
GameStop Corp., Class A *	12,482	280,221
Gap, Inc.	6,996	136,142
Genuine Parts Co.	4,230	545,162
Home Depot, Inc.	7,250	2,664,447
Lithia Motors, Inc., Class A	693	199,584
LKQ Corp.	7,898	232,754
Lowe's Cos., Inc.	17,155	3,835,343
Macy's, Inc.	8,610	108,744
Ollie's Bargain Outlet Holdings, Inc. *	1,870	255,498
O'Reilly Automotive, Inc. *	2,117	208,143
Penske Automotive Group, Inc.	576	96,428
Pool Corp.	890	274,245
RH *	381	78,341
Ross Stores, Inc.	7,890	1,077,301
TJX Cos., Inc.	17,118	2,131,705
Ulta Beauty, Inc. *	1,034	532,520
Valvoline, Inc. *	412	14,523
Wayfair, Inc., Class A *	2,375	155,895
Williams-Sonoma, Inc.	3,073	574,805
		37,086,494

Consumer Durables & Apparel 1.2%
Amer Sports, Inc. *	4,593	172,421
Birkenstock Holding PLC *	1,112	55,700
Brunswick Corp.	2,018	117,629
Columbia Sportswear Co.	829	46,897
Crocs, Inc. *	1,673	166,848
DR Horton, Inc.	8,398	1,199,570
Garmin Ltd.	4,988	1,091,175
Hasbro, Inc.	4,017	301,918
Lennar Corp., Class A	7,276	816,222
Lululemon Athletica, Inc. *	1,356	271,919
Mattel, Inc. *	9,844	167,446
Mohawk Industries, Inc. *	1,568	179,552
Newell Brands, Inc.	12,518	70,226
NIKE, Inc., Class B	35,415	2,645,146
NVR, Inc. *	86	649,256
PulteGroup, Inc.	6,124	691,522
PVH Corp.	1,620	118,940
Ralph Lauren Corp., Class A	1,116	333,405
SharkNinja, Inc. *	1,781	206,774
Skechers USA, Inc., Class A *	3,989	252,304
Tapestry, Inc.	510	55,095
Toll Brothers, Inc.	3,029	358,513
TopBuild Corp. *	824	305,234
Under Armour, Inc., Class A *	10,989	72,967
VF Corp.	10,837	127,010

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,647	136,767
YETI Holdings, Inc. *	2,570	94,422
		10,704,878

Consumer Services 1.7%
ADT, Inc.	12,407	103,598
Aramark	8,115	345,374
Booking Holdings, Inc.	61	335,748
Boyd Gaming Corp.	1,783	151,377
Bright Horizons Family Solutions, Inc. *	1,522	172,138
Caesars Entertainment, Inc. *	6,309	168,324
Carnival Corp. *	22,924	682,447
Choice Hotels International, Inc. (a)	591	75,477
Churchill Downs, Inc.	298	31,898
Darden Restaurants, Inc.	178	35,897
Domino's Pizza, Inc.	675	312,667
Flutter Entertainment PLC *	925	279,590
Grand Canyon Education, Inc. *	601	101,347
H&R Block, Inc.	3,387	184,050
Hyatt Hotels Corp., Class A	1,237	174,380
Marriott International, Inc., Class A	1,622	427,932
McDonald's Corp.	20,644	6,194,645
MGM Resorts International *	6,249	227,776
Norwegian Cruise Line Holdings Ltd. *	1,277	32,640
Penn Entertainment, Inc. *	4,677	84,467
Restaurant Brands International, Inc.	3,586	243,346
Service Corp. International	4,288	327,217
Starbucks Corp.	30,209	2,693,434
Travel & Leisure Co.	1,318	78,092
Vail Resorts, Inc.	211	31,705
Wendy's Co.	2,929	28,851
Wyndham Hotels & Resorts, Inc.	232	19,952
Wynn Resorts Ltd.	2,545	277,481
Yum! Brands, Inc.	5,671	817,475
		14,639,325

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	12,626	242,672
BJ's Wholesale Club Holdings, Inc. *	3,424	362,602
Casey's General Stores, Inc.	963	500,885
Dollar General Corp.	6,735	706,501
Dollar Tree, Inc. *	6,229	707,303
Kroger Co.	18,561	1,301,126
Maplebear, Inc. *	5,264	252,514
Performance Food Group Co. *	4,106	412,242
Sysco Corp.	6,873	547,091
Target Corp.	13,912	1,398,156
U.S. Foods Holding Corp. *	7,000	583,310
Walgreens Boots Alliance, Inc.	21,803	253,787
Walmart, Inc.	119,865	11,744,373
		19,012,562

Energy 6.0%
Antero Midstream Corp.	10,266	188,381
Antero Resources Corp. *	8,827	308,327
APA Corp.	10,793	208,197
Baker Hughes Co., Class A	30,355	1,367,493
Cheniere Energy, Inc.	3,717	876,766
Chevron Corp.	58,792	8,915,219
Chord Energy Corp.	1,809	199,587
Civitas Resources, Inc.	2,751	83,520
ConocoPhillips	38,747	3,694,139
Coterra Energy, Inc.	23,009	561,189
Devon Energy Corp.	19,084	633,970
Diamondback Energy, Inc.	5,843	868,620
DT Midstream, Inc.	3,085	316,922
SECURITY	NUMBER OF SHARES	VALUE ($)
EOG Resources, Inc.	16,904	2,028,818
EQT Corp.	18,255	981,206
Expand Energy Corp.	6,742	706,427
Exxon Mobil Corp.	132,637	14,807,595
Halliburton Co.	26,142	585,581
HF Sinclair Corp.	4,404	193,512
Kinder Morgan, Inc.	59,522	1,670,187
Marathon Petroleum Corp.	9,538	1,623,272
Matador Resources Co.	3,591	179,119
NOV, Inc.	11,463	144,205
Occidental Petroleum Corp.	20,625	906,262
ONEOK, Inc.	19,127	1,570,518
Ovintiv, Inc.	7,994	329,193
Permian Resources Corp., Class A	19,416	274,931
Phillips 66	11,585	1,431,674
Range Resources Corp.	7,201	264,421
Schlumberger NV	42,281	1,429,098
TechnipFMC PLC	12,724	462,772
Valero Energy Corp.	9,554	1,311,860
Viper Energy, Inc.	4,061	152,937
Weatherford International PLC	2,194	124,071
Williams Cos., Inc.	35,301	2,116,295
		51,516,284

Equity Real Estate Investment Trusts (REITs) 3.8%
Agree Realty Corp.	3,317	237,829
Alexandria Real Estate Equities, Inc.	5,251	401,334
American Homes 4 Rent, Class A	10,498	364,176
Americold Realty Trust, Inc.	8,765	140,941
AvalonBay Communities, Inc.	4,356	811,436
Brixmor Property Group, Inc.	9,259	241,938
BXP, Inc.	4,864	318,251
Camden Property Trust	3,299	360,251
Cousins Properties, Inc.	5,125	138,887
Crown Castle, Inc.	13,280	1,395,595
CubeSmart	6,875	267,506
Digital Realty Trust, Inc.	10,324	1,821,566
EastGroup Properties, Inc.	1,590	259,552
EPR Properties	2,303	126,757
Equinix, Inc.	2,991	2,348,443
Equity LifeStyle Properties, Inc.	5,816	348,495
Equity Residential	11,608	733,626
Essex Property Trust, Inc.	1,943	505,530
Extra Space Storage, Inc.	6,450	866,622
Federal Realty Investment Trust	2,586	238,326
First Industrial Realty Trust, Inc.	3,922	191,080
Gaming & Leisure Properties, Inc.	8,098	369,107
Healthcare Realty Trust, Inc., Class A	10,102	155,167
Healthpeak Properties, Inc.	21,258	360,110
Highwoods Properties, Inc.	3,289	95,414
Host Hotels & Resorts, Inc.	21,060	331,063
Invitation Homes, Inc.	18,782	575,668
Iron Mountain, Inc.	8,986	874,877
Kilroy Realty Corp.	3,615	133,249
Kimco Realty Corp.	20,442	433,984
Lineage, Inc.	2,196	94,757
Medical Properties Trust, Inc. (a)	14,944	61,569
Mid-America Apartment Communities, Inc.	3,550	505,626
Millrose Properties, Inc., Class A	3,720	111,563
National Storage Affiliates Trust	2,114	62,278
NNN REIT, Inc.	5,695	234,976
Omega Healthcare Investors, Inc.	8,741	340,025
Park Hotels & Resorts, Inc.	5,897	62,862
Prologis, Inc.	28,392	3,031,698
Public Storage	4,198	1,141,604
Rayonier, Inc.	4,798	111,841
Realty Income Corp.	27,337	1,534,426
Regency Centers Corp.	5,542	395,699

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	7,216	263,600
SBA Communications Corp., Class A	3,292	739,778
Simon Property Group, Inc.	7,716	1,263,804
STAG Industrial, Inc.	5,700	195,681
Sun Communities, Inc.	3,130	388,214
UDR, Inc.	9,572	376,084
Ventas, Inc.	13,363	897,726
VICI Properties, Inc., Class A	32,325	1,053,795
Vornado Realty Trust	5,390	207,084
Welltower, Inc.	20,054	3,310,314
Weyerhaeuser Co.	22,095	553,480
WP Carey, Inc.	6,636	425,766
		32,811,030

Financial Services 11.6%
Affiliated Managers Group, Inc.	856	179,649
Affirm Holdings, Inc. *	3,329	228,236
AGNC Investment Corp.	28,898	272,508
Ally Financial, Inc.	7,403	280,204
American Express Co.	11,299	3,381,904
Ameriprise Financial, Inc.	266	137,839
Annaly Capital Management, Inc.	18,389	373,848
Apollo Global Management, Inc.	3,818	554,832
Bank of New York Mellon Corp.	20,319	2,061,363
Berkshire Hathaway, Inc., Class B *	56,456	26,640,457
Blackrock, Inc.	4,670	5,165,067
Block, Inc. *	10,510	812,003
Brookfield Asset Management Ltd., Class A	7,670	473,009
Capital One Financial Corp.	19,240	4,136,600
Carlyle Group, Inc.	7,992	484,795
Cboe Global Markets, Inc.	3,212	774,220
Charles Schwab Corp. (b)	47,528	4,644,911
CME Group, Inc.	11,008	3,063,306
Coinbase Global, Inc., Class A *	5,698	2,152,476
Corebridge Financial, Inc.	7,329	260,619
Credit Acceptance Corp. *	192	94,134
Euronet Worldwide, Inc. *	1,258	122,252
Evercore, Inc., Class A	1,120	337,277
FactSet Research Systems, Inc.	1,086	437,549
Fidelity National Information Services, Inc.	16,117	1,279,851
Fiserv, Inc. *	12,223	1,698,264
Franklin Resources, Inc.	9,367	224,808
Freedom Holding Corp. *	81	15,051
Global Payments, Inc.	7,493	599,065
Goldman Sachs Group, Inc.	8,818	6,380,617
Hamilton Lane, Inc., Class A	417	63,509
Houlihan Lokey, Inc., Class A	1,027	195,808
Interactive Brokers Group, Inc., Class A	12,289	805,667
Intercontinental Exchange, Inc.	17,462	3,227,501
Invesco Ltd.	11,098	233,169
Jack Henry & Associates, Inc.	2,231	378,857
Janus Henderson Group PLC	3,866	167,398
Jefferies Financial Group, Inc.	3,545	204,405
KKR & Co., Inc.	15,583	2,284,156
Lazard, Inc.	2,726	141,697
MarketAxess Holdings, Inc.	1,114	228,927
MGIC Investment Corp.	7,113	184,227
Morgan Stanley	35,252	5,022,000
Morningstar, Inc.	226	62,480
Mr. Cooper Group, Inc. *	1,910	297,425
MSCI, Inc., Class A	1,165	653,984
Nasdaq, Inc.	12,623	1,214,585
Northern Trust Corp.	5,929	770,770
OneMain Holdings, Inc.	3,621	209,258
PayPal Holdings, Inc. *	29,806	2,049,461
Raymond James Financial, Inc.	5,600	935,928
Rithm Capital Corp.	16,243	195,403
Robinhood Markets, Inc., Class A *	19,621	2,021,944
SECURITY	NUMBER OF SHARES	VALUE ($)
Rocket Cos., Inc., Class A (a)	6,940	102,504
S&P Global, Inc.	9,399	5,179,789
SEI Investments Co.	3,165	278,900
SLM Corp.	5,545	176,331
SoFi Technologies, Inc. *	28,169	636,056
Starwood Property Trust, Inc.	10,454	203,435
State Street Corp.	8,818	985,411
Stifel Financial Corp.	3,073	350,691
Synchrony Financial	11,656	812,073
T. Rowe Price Group, Inc.	6,708	680,527
TPG, Inc.	236	13,468
Tradeweb Markets, Inc., Class A	3,271	453,197
UWM Holdings Corp.	4,086	16,426
Virtu Financial, Inc., Class A	2,418	106,730
Voya Financial, Inc.	2,943	206,010
Western Union Co.	9,913	79,800
WEX, Inc. *	960	162,893
XP, Inc., Class A	11,335	182,947
		99,442,461

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	51,634	3,198,210
Archer-Daniels-Midland Co.	14,646	793,520
Boston Beer Co., Inc., Class A *	245	50,735
Brown-Forman Corp., Class B	5,909	170,475
Bunge Global SA	4,042	322,390
Campbell's Co.	5,945	189,764
Coca-Cola Co.	60,871	4,132,532
Coca-Cola Consolidated, Inc.	1,382	154,439
Conagra Brands, Inc.	14,469	264,204
Constellation Brands, Inc., Class A	4,007	669,329
Darling Ingredients, Inc. *	4,280	138,586
Flowers Foods, Inc.	5,794	91,835
Freshpet, Inc. *	1,033	70,575
General Mills, Inc.	16,775	821,640
Hershey Co.	3,928	731,119
Hormel Foods Corp.	8,821	247,782
Ingredion, Inc.	1,948	256,240
J.M. Smucker Co.	3,152	338,336
Kellanova	8,523	680,391
Keurig Dr. Pepper, Inc.	39,639	1,294,213
Kraft Heinz Co.	26,174	718,738
Lamb Weston Holdings, Inc.	4,172	238,096
McCormick & Co., Inc. - Non Voting Shares	7,721	545,334
Molson Coors Beverage Co., Class B	5,123	249,593
Mondelez International, Inc., Class A	39,657	2,565,411
PepsiCo, Inc.	36,200	4,992,704
Philip Morris International, Inc.	47,689	7,823,380
Pilgrim's Pride Corp.	1,214	57,531
Post Holdings, Inc. *	1,548	163,794
Primo Brands Corp.	7,864	217,125
Seaboard Corp.	8	25,337
Smithfield Foods, Inc.	848	20,454
Tyson Foods, Inc., Class A	8,554	447,374
		32,681,186

Health Care Equipment & Services 5.3%
Abbott Laboratories	53,002	6,688,322
Acadia Healthcare Co., Inc. *	2,732	59,476
Align Technology, Inc. *	2,100	270,921
Amedisys, Inc. *	964	95,050
Baxter International, Inc.	15,667	340,914
Becton Dickinson & Co.	8,755	1,560,579
Boston Scientific Corp. *	37,393	3,923,274
Cardinal Health, Inc.	3,664	568,726
Centene Corp. *	15,194	396,108
Certara, Inc. *	3,639	35,808

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	403	166,157
Cigna Group	7,539	2,015,778
Cooper Cos., Inc. *	6,092	430,643
CVS Health Corp.	38,336	2,380,666
DENTSPLY SIRONA, Inc.	6,198	88,693
Edwards Lifesciences Corp. *	17,617	1,397,204
Elevance Health, Inc.	6,922	1,959,480
Encompass Health Corp.	3,028	333,413
Envista Holdings Corp. *	5,222	98,644
GE HealthCare Technologies, Inc.	14,010	999,193
Globus Medical, Inc., Class A *	3,448	181,468
HCA Healthcare, Inc.	4,220	1,493,838
Henry Schein, Inc. *	3,345	226,289
Hologic, Inc. *	6,819	455,646
Humana, Inc.	3,698	924,019
Labcorp Holdings, Inc.	2,565	667,105
McKesson Corp.	298	206,675
Medtronic PLC	39,253	3,542,191
Molina Healthcare, Inc. *	750	118,402
Quest Diagnostics, Inc.	3,424	573,212
ResMed, Inc.	3,414	928,403
Solventum Corp. *	4,226	301,567
STERIS PLC	3,012	682,188
Stryker Corp.	7,826	3,073,505
Teleflex, Inc.	1,374	164,193
Tenet Healthcare Corp. *	2,802	451,907
UnitedHealth Group, Inc.	27,854	6,951,244
Universal Health Services, Inc., Class B	1,678	279,303
Veeva Systems, Inc., Class A *	920	261,464
Zimmer Biomet Holdings, Inc.	6,082	557,415
		45,849,083

Household & Personal Products 1.9%
BellRing Brands, Inc. *	3,888	212,207
Church & Dwight Co., Inc.	7,552	708,151
Clorox Co.	3,765	472,733
Colgate-Palmolive Co.	12,945	1,085,438
Coty, Inc., Class A *	10,117	49,068
elf Beauty, Inc. *	1,678	203,357
Estee Lauder Cos., Inc., Class A	7,173	669,528
Kenvue, Inc.	58,164	1,247,036
Kimberly-Clark Corp.	6,516	812,024
Procter & Gamble Co.	71,896	10,818,191
Reynolds Consumer Products, Inc.	1,637	36,816
		16,314,549

Insurance 3.8%
Aflac, Inc.	14,910	1,481,458
Allstate Corp.	8,077	1,641,650
American Financial Group, Inc.	2,015	251,674
American International Group, Inc.	17,863	1,386,705
Aon PLC, Class A	495	176,077
Arch Capital Group Ltd.	11,171	961,376
Arthur J Gallagher & Co.	7,290	2,094,053
Assurant, Inc.	1,544	289,191
Assured Guaranty Ltd.	1,434	121,288
Axis Capital Holdings Ltd.	2,324	218,084
Brighthouse Financial, Inc. *	1,709	81,776
Brown & Brown, Inc.	7,554	690,209
Chubb Ltd.	11,391	3,030,462
Cincinnati Financial Corp.	4,724	696,837
CNA Financial Corp.	628	27,839
Everest Group Ltd.	1,110	372,738
Fidelity National Financial, Inc.	7,966	449,521
First American Financial Corp.	3,017	181,171
Globe Life, Inc.	2,526	354,827
Hanover Insurance Group, Inc.	1,099	188,621
SECURITY	NUMBER OF SHARES	VALUE ($)
Hartford Insurance Group, Inc.	8,688	1,080,700
Kemper Corp.	1,892	116,528
Lincoln National Corp.	5,231	199,353
Loews Corp.	5,217	472,347
Markel Group, Inc. *	304	610,520
Marsh & McLennan Cos., Inc.	13,315	2,652,348
MetLife, Inc.	17,220	1,307,859
Old Republic International Corp.	6,980	252,467
Primerica, Inc.	1,006	267,224
Principal Financial Group, Inc.	6,774	527,220
Progressive Corp.	17,037	4,123,636
Prudential Financial, Inc.	10,855	1,124,361
Reinsurance Group of America, Inc.	2,024	389,519
RenaissanceRe Holdings Ltd.	1,452	353,911
RLI Corp.	2,383	157,254
Travelers Cos., Inc.	6,920	1,800,861
Unum Group	5,305	380,952
W.R. Berkley Corp.	9,319	641,240
White Mountains Insurance Group Ltd.	78	139,448
Willis Towers Watson PLC	3,036	958,799
		32,252,104

Materials 4.1%
Air Products & Chemicals, Inc.	6,800	1,957,584
Albemarle Corp.	3,579	242,835
Alcoa Corp.	7,878	236,104
Amcor PLC	69,802	652,649
Anglogold Ashanti PLC	13,576	627,890
AptarGroup, Inc.	2,014	316,480
Ashland, Inc.	1,464	75,484
Avery Dennison Corp.	2,378	398,957
Axalta Coating Systems Ltd. *	6,674	189,008
Ball Corp.	8,618	493,467
Carpenter Technology Corp.	1,206	300,764
Celanese Corp., Class A	3,418	178,522
CF Industries Holdings, Inc.	5,061	469,813
Cleveland-Cliffs, Inc. *	14,950	157,274
Corteva, Inc.	20,940	1,510,402
CRH PLC	20,759	1,981,447
Crown Holdings, Inc.	3,554	353,125
Dow, Inc.	21,710	505,626
DuPont de Nemours, Inc.	12,815	921,398
Eagle Materials, Inc.	949	212,851
Eastman Chemical Co.	3,491	253,482
Ecolab, Inc.	5,766	1,509,308
Element Solutions, Inc.	6,907	163,005
FMC Corp.	3,820	149,133
Freeport-McMoRan, Inc.	43,779	1,761,667
Graphic Packaging Holding Co.	9,100	203,476
Huntsman Corp.	4,934	47,860
International Flavors & Fragrances, Inc.	7,865	558,651
International Paper Co.	16,056	750,457
James Hardie Industries PLC, ADR *	1,584	41,089
Linde PLC	14,374	6,615,777
Louisiana-Pacific Corp.	1,939	175,305
LyondellBasell Industries NV, Class A	7,817	452,839
Martin Marietta Materials, Inc.	1,836	1,055,480
Mosaic Co.	9,701	349,333
MP Materials Corp. *	3,976	244,524
NewMarket Corp.	178	122,286
Newmont Corp.	34,074	2,115,995
Nucor Corp.	7,031	1,005,925
Olin Corp.	3,595	68,089
Packaging Corp. of America	2,693	521,769
PPG Industries, Inc.	6,965	734,808
Reliance, Inc.	1,614	468,270
Royal Gold, Inc.	2,000	302,840
RPM International, Inc.	3,891	456,842

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Scotts Miracle-Gro Co.	1,311	82,147
Sealed Air Corp.	4,479	131,100
Sherwin-Williams Co.	669	221,359
Silgan Holdings, Inc.	2,731	127,073
Smurfit WestRock PLC	15,970	708,749
Sonoco Products Co.	3,035	136,787
Southern Copper Corp.	2,500	235,400
Steel Dynamics, Inc.	3,882	495,188
Vulcan Materials Co.	4,046	1,111,315
Westlake Corp.	997	79,062
		35,238,070

Media & Entertainment 5.8%
Alphabet, Inc., Class A	63,154	12,119,253
Alphabet, Inc., Class C	51,422	9,917,247
Charter Communications, Inc., Class A *	2,776	747,743
Comcast Corp., Class A	113,366	3,767,152
DoubleVerify Holdings, Inc. *	2,208	33,827
Electronic Arts, Inc.	7,983	1,217,328
Fox Corp., Class A	10,360	577,674
IAC, Inc. *	2,102	82,609
Interpublic Group of Cos., Inc.	11,241	276,529
Liberty Broadband Corp., Class C *	3,082	188,988
Liberty Media Corp.-Liberty Formula One, Class C *	4,854	487,099
Liberty Media Corp.-Liberty Live, Class C *	2,010	169,302
Madison Square Garden Sports Corp. *	486	98,221
Match Group, Inc.	7,452	255,380
Meta Platforms, Inc., Class A	11,919	9,218,631
New York Times Co., Class A	4,900	254,261
News Corp., Class A	15,528	455,281
Nexstar Media Group, Inc., Class A	818	153,056
Omnicom Group, Inc.	5,920	426,536
Paramount Global, Class B (a)	18,664	234,606
Pinterest, Inc., Class A *	9,043	349,060
Roku, Inc. *	3,414	321,462
Sirius XM Holdings, Inc.	5,875	124,080
Take-Two Interactive Software, Inc. *	3,626	807,619
TKO Group Holdings, Inc.	1,211	203,460
Trump Media & Technology Group Corp. *	1,424	25,048
Walt Disney Co.	55,431	6,602,386
Warner Bros Discovery, Inc. *	68,315	899,709
ZoomInfo Technologies, Inc., Class A *	8,874	96,105
		50,109,652

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Agilent Technologies, Inc.	8,722	1,001,373
Amgen, Inc.	4,319	1,274,537
Avantor, Inc. *	20,143	270,722
Biogen, Inc. *	4,454	570,112
BioMarin Pharmaceutical, Inc. *	5,847	338,249
Bio-Rad Laboratories, Inc., Class A *	598	144,686
Bio-Techne Corp.	4,775	261,336
Bristol-Myers Squibb Co.	50,378	2,181,871
Bruker Corp.	3,196	122,822
Charles River Laboratories International, Inc. *	1,489	252,594
Danaher Corp.	19,528	3,850,140
Elanco Animal Health, Inc. *	15,046	205,829
Exact Sciences Corp. *	5,367	251,981
Exelixis, Inc. *	1,547	56,032
Gilead Sciences, Inc.	27,858	3,128,175
Illumina, Inc. *	4,831	496,192
Incyte Corp. *	3,582	268,256
Insmed, Inc. *	336	36,046
Ionis Pharmaceuticals, Inc. *	330	14,183
IQVIA Holdings, Inc. *	5,363	996,767
SECURITY	NUMBER OF SHARES	VALUE ($)
Jazz Pharmaceuticals PLC *	1,815	208,053
Johnson & Johnson	73,659	12,134,584
Merck & Co., Inc.	77,123	6,024,849
Mettler-Toledo International, Inc. *	638	787,088
Moderna, Inc. *	10,905	322,352
Neurocrine Biosciences, Inc. *	420	53,857
Organon & Co.	7,767	75,340
Perrigo Co. PLC	4,226	112,707
Pfizer, Inc.	173,890	4,049,898
Qiagen NV	6,484	319,921
Regeneron Pharmaceuticals, Inc.	3,192	1,741,108
Repligen Corp. *	1,421	166,356
Revolution Medicines, Inc. *	5,313	198,016
Revvity, Inc.	3,683	323,736
Roivant Sciences Ltd. *	11,752	133,503
Royalty Pharma PLC, Class A	11,944	439,539
Sarepta Therapeutics, Inc. *	460	7,553
Sotera Health Co. *	4,158	47,775
Thermo Fisher Scientific, Inc.	11,559	5,405,913
United Therapeutics Corp. *	1,364	374,691
Viatris, Inc.	36,458	318,643
Viking Therapeutics, Inc. *	3,009	98,003
Waters Corp. *	865	249,777
West Pharmaceutical Services, Inc.	2,187	523,262
Zoetis, Inc.	2,764	402,964
		50,241,391

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	8,101	1,261,650
CoStar Group, Inc. *	11,198	1,065,938
Howard Hughes Holdings, Inc. *	929	63,850
Jones Lang LaSalle, Inc. *	1,048	283,337
Zillow Group, Inc., Class C *	6,419	510,631
		3,185,406

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	20,459	3,607,126
Allegro MicroSystems, Inc. *	3,824	120,112
Amkor Technology, Inc.	3,429	77,358
Analog Devices, Inc.	15,186	3,411,231
Applied Materials, Inc.	17,805	3,205,968
Cirrus Logic, Inc. *	1,627	163,855
Entegris, Inc.	3,850	302,071
First Solar, Inc. *	3,097	541,139
GLOBALFOUNDRIES, Inc. *	3,171	118,564
Intel Corp.	133,763	2,648,507
Lattice Semiconductor Corp. *	638	31,791
MACOM Technology Solutions Holdings, Inc. *	1,455	199,539
Marvell Technology, Inc.	24,613	1,978,147
Microchip Technology, Inc.	16,154	1,091,849
Micron Technology, Inc.	34,200	3,732,588
MKS, Inc.	2,049	195,024
ON Semiconductor Corp. *	12,922	728,284
Onto Innovation, Inc. *	1,133	107,352
Qorvo, Inc. *	2,841	237,508
QUALCOMM, Inc.	25,957	3,809,449
Skyworks Solutions, Inc.	4,710	322,823
Teradyne, Inc.	4,913	527,804
Texas Instruments, Inc.	16,437	2,976,083
Universal Display Corp.	1,344	194,074
		30,328,246

Software & Services 3.9%
Accenture PLC, Class A	19,161	5,117,903
Akamai Technologies, Inc. *	4,412	336,680

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Amdocs Ltd.	3,364	287,151
Aurora Innovation, Inc. *	30,265	175,840
Bill Holdings, Inc. *	2,860	122,551
CCC Intelligent Solutions Holdings, Inc. *	15,983	154,556
Cognizant Technology Solutions Corp., Class A	15,112	1,084,437
Docusign, Inc., Class A *	1,476	111,645
Dolby Laboratories, Inc., Class A	1,869	140,810
Dropbox, Inc., Class A *	4,471	121,477
DXC Technology Co. *	5,348	72,786
EPAM Systems, Inc. *	1,668	263,060
Fair Isaac Corp. *	128	183,900
Gen Digital, Inc.	14,993	442,144
Globant SA *	1,168	98,416
Informatica, Inc., Class A *	3,134	77,410
International Business Machines Corp.	28,479	7,209,459
Kyndryl Holdings, Inc. *	6,593	249,018
MicroStrategy, Inc., Class A *	7,222	2,902,233
MongoDB, Inc., Class A *	2,182	519,076
nCino, Inc. *	2,744	76,626
Nutanix, Inc., Class A *	5,893	442,977
Okta, Inc. *	3,049	298,192
Pegasystems, Inc.	1,744	102,390
PTC, Inc. *	3,237	695,340
Roper Technologies, Inc.	3,286	1,808,614
Rubrik, Inc., Class A *	1,176	111,661
SailPoint, Inc. *	1,794	40,078
Salesforce, Inc.	25,377	6,555,640
SentinelOne, Inc., Class A *	2,441	44,768
Synopsys, Inc. *	1,504	952,739
Teradata Corp. *	2,186	45,753
Twilio, Inc., Class A *	3,588	462,852
Tyler Technologies, Inc. *	224	130,941
UiPath, Inc., Class A *	13,424	157,732
Unity Software, Inc. *	9,097	303,476
VeriSign, Inc.	2,580	693,685
Zoom Communications, Inc. *	8,068	597,435
		33,191,451

Technology Hardware & Equipment 2.7%
Arrow Electronics, Inc. *	1,579	183,164
Avnet, Inc.	2,643	139,920
CDW Corp.	3,744	652,879
Ciena Corp. *	4,339	402,833
Cisco Systems, Inc.	121,830	8,294,186
Cognex Corp.	5,141	209,599
Coherent Corp. *	4,694	505,074
Corning, Inc.	23,898	1,511,309
Crane NXT Co.	1,470	87,230
Dell Technologies, Inc., Class C	8,400	1,114,596
F5, Inc. *	1,759	551,306
Flex Ltd. *	11,699	583,429
Hewlett Packard Enterprise Co.	40,176	831,241
HP, Inc.	28,916	717,117
Ingram Micro Holding Corp.	616	12,148
IPG Photonics Corp. *	741	55,493
Jabil, Inc.	1,119	249,727
Keysight Technologies, Inc. *	5,270	863,806
Littelfuse, Inc.	754	194,027
Lumentum Holdings, Inc. *	1,949	214,546
Motorola Solutions, Inc.	2,952	1,295,869
NetApp, Inc.	3,773	392,882
Pure Storage, Inc., Class A *	1,371	81,602
Ralliant Corp. *	3,436	157,094
Sandisk Corp. *	4,142	177,775
Super Micro Computer, Inc. *	8,516	502,189
TD SYNNEX Corp.	2,420	349,424
Teledyne Technologies, Inc. *	1,425	785,203
SECURITY	NUMBER OF SHARES	VALUE ($)
Trimble, Inc. *	7,315	613,655
Vontier Corp.	4,531	187,901
Western Digital Corp.	10,613	835,137
Zebra Technologies Corp., Class A *	1,553	526,498
		23,278,859

Telecommunication Services 1.8%
AST SpaceMobile, Inc. *	392	20,843
AT&T, Inc.	214,715	5,885,338
Frontier Communications Parent, Inc. *	7,151	262,728
GCI Liberty, Inc. *(c)	2,247	0
GCI Liberty, Inc., Class C *	616	20,482
Iridium Communications, Inc.	2,607	63,767
Liberty Global Ltd., Class C *	9,475	96,929
Millicom International Cellular SA	3,188	127,998
T-Mobile U.S., Inc.	13,900	3,313,899
Verizon Communications, Inc.	129,276	5,527,842
		15,319,826

Transportation 2.1%
Alaska Air Group, Inc. *	3,121	165,288
American Airlines Group, Inc. *	18,672	214,541
Avis Budget Group, Inc. *	333	56,690
CH Robinson Worldwide, Inc.	3,613	416,651
CSX Corp.	57,457	2,042,022
Delta Air Lines, Inc.	19,962	1,062,178
Expeditors International of Washington, Inc.	4,192	487,278
FedEx Corp.	6,663	1,489,114
GXO Logistics, Inc. *	3,524	175,178
JB Hunt Transport Services, Inc.	2,450	352,923
Kirby Corp. *	1,730	164,886
Knight-Swift Transportation Holdings, Inc.	4,802	204,085
Landstar System, Inc.	1,068	142,439
Lyft, Inc., Class A *	10,331	145,254
Norfolk Southern Corp.	6,912	1,921,536
Old Dominion Freight Line, Inc.	5,387	804,010
Ryder System, Inc.	1,230	218,583
Saia, Inc. *	814	246,023
Schneider National, Inc., Class B	1,600	39,120
Southwest Airlines Co.	13,973	432,185
U-Haul Holding Co., Non Voting Shares	2,080	108,160
Union Pacific Corp.	16,861	3,742,636
United Airlines Holdings, Inc. *	9,969	880,363
United Parcel Service, Inc., Class B	22,466	1,935,671
XPO, Inc. *	2,797	336,451
		17,783,265

Utilities 4.6%
AES Corp.	21,600	284,040
Alliant Energy Corp.	7,840	509,678
Ameren Corp.	8,269	836,244
American Electric Power Co., Inc.	16,376	1,852,781
American Water Works Co., Inc.	5,967	836,812
Atmos Energy Corp.	4,851	756,368
Brookfield Renewable Corp.	4,160	152,381
CenterPoint Energy, Inc.	19,978	775,546
Clearway Energy, Inc., Class C	3,409	111,236
CMS Energy Corp.	9,127	673,573
Consolidated Edison, Inc.	11,033	1,141,916
Constellation Energy Corp.	9,587	3,334,742
Dominion Energy, Inc.	26,123	1,526,889
DTE Energy Co.	6,347	878,488
Duke Energy Corp.	23,813	2,896,613
Edison International	11,701	609,856
Entergy Corp.	13,190	1,192,772
Essential Utilities, Inc.	8,390	308,752

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	7,026	497,441
Eversource Energy	11,264	744,550
Exelon Corp.	30,939	1,390,399
FirstEnergy Corp.	16,831	718,852
IDACORP, Inc.	1,653	207,171
MDU Resources Group, Inc.	6,308	108,813
National Fuel Gas Co.	2,736	237,457
NextEra Energy, Inc.	63,121	4,485,378
NiSource, Inc.	14,343	608,860
OGE Energy Corp.	6,112	277,607
PG&E Corp.	67,140	941,303
Pinnacle West Capital Corp.	3,625	328,498
PPL Corp.	22,678	809,378
Public Service Enterprise Group, Inc.	15,285	1,372,440
Sempra	19,980	1,631,966
Southern Co.	33,728	3,186,621
Talen Energy Corp. *	1,389	524,445
UGI Corp.	6,560	237,341
WEC Energy Group, Inc.	9,776	1,066,366
Xcel Energy, Inc.	17,666	1,297,391
		39,350,964
Total Common Stocks (Cost $627,293,840)		854,180,675

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	6,800	1,328,856
Total Investment Companies (Cost $1,236,168)		1,328,856

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)	2,614,469	2,614,469
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	541,565	541,565
		3,156,034
Total Short-Term Investments (Cost $3,156,034)		3,156,034
Total Investments in Securities (Cost $631,686,042)		858,665,565

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/19/25	12	2,658,300	(33,763)
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	2	633,020	(7,731)
			(41,494)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $514,955.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$2,879,098	$935,090	($379,664 )	$94,290	$1,116,097	$4,644,911	47,528	$35,689

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$838,860,849	$—	$—	$838,860,849
Telecommunication Services	15,319,826	—	0 *	15,319,826
Investment Companies [1]	1,328,856	—	—	1,328,856
Short-Term Investments [1]	3,156,034	—	—	3,156,034
Liabilities
Futures Contracts [2]	(41,494)	—	—	(41,494)
Total	$858,624,071	$—	$0	$858,624,071

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	39,745	2,728,097
BorgWarner, Inc.	37,699	1,387,323
Ford Motor Co.	676,945	7,493,781
Gentex Corp.	39,305	1,038,438
Harley-Davidson, Inc.	19,317	469,983
Lear Corp.	9,200	867,468
Lucid Group, Inc. *(a)	216,384	532,305
QuantumScape Corp., Class A *	71,404	614,074
Rivian Automotive, Inc., Class A *	134,315	1,728,634
Thor Industries, Inc.	8,834	803,806
		17,663,909

Banks 2.5%
Bank OZK	18,544	914,219
BOK Financial Corp.	3,826	388,454
Citizens Financial Group, Inc.	75,471	3,601,476
Columbia Banking System, Inc.	36,216	861,941
Comerica, Inc.	22,683	1,532,690
Commerce Bancshares, Inc.	21,322	1,304,906
Cullen/Frost Bankers, Inc.	10,285	1,310,412
East West Bancorp, Inc.	23,747	2,380,637
Fifth Third Bancorp	115,467	4,799,963
First Citizens BancShares, Inc., Class A	1,711	3,413,034
First Hawaiian, Inc.	21,862	530,153
First Horizon Corp.	87,053	1,898,626
FNB Corp.	61,451	941,429
Huntington Bancshares, Inc.	250,844	4,121,367
KeyCorp	164,168	2,941,891
M&T Bank Corp.	28,191	5,319,642
Pinnacle Financial Partners, Inc.	13,266	1,165,949
Popular, Inc.	11,759	1,347,346
Prosperity Bancshares, Inc.	15,820	1,053,928
Regions Financial Corp.	155,832	3,947,225
SouthState Corp.	17,395	1,638,087
Synovus Financial Corp.	23,989	1,133,240
TFS Financial Corp.	9,220	120,874
Webster Financial Corp.	29,009	1,672,369
Western Alliance Bancorp	18,723	1,452,156
Wintrust Financial Corp.	11,464	1,467,163
Zions Bancorp NA	25,196	1,351,010
		52,610,187

Capital Goods 13.0%
A.O. Smith Corp.	19,997	1,415,588
AAON, Inc.	11,645	972,358
Acuity, Inc.	5,359	1,668,525
Advanced Drainage Systems, Inc.	12,285	1,409,704
AECOM	22,988	2,591,667
AGCO Corp.	10,731	1,265,936
Air Lease Corp., Class A	18,018	998,197
Allegion PLC	14,887	2,470,051
Allison Transmission Holdings, Inc.	14,779	1,331,145
AMETEK, Inc.	39,948	7,384,388
API Group Corp. *	63,739	2,299,066
Applied Industrial Technologies, Inc.	6,606	1,793,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Armstrong World Industries, Inc.	7,438	1,399,608
ATI, Inc. *	24,197	1,861,717
Axon Enterprise, Inc. *	12,935	9,772,263
Builders FirstSource, Inc. *	19,392	2,465,305
BWX Technologies, Inc.	15,783	2,397,911
Carlisle Cos., Inc.	7,444	2,640,461
CNH Industrial NV	151,865	1,968,170
Comfort Systems USA, Inc.	6,038	4,246,525
Core & Main, Inc., Class A *	32,848	2,090,447
Crane Co.	8,535	1,670,897
Cummins, Inc.	23,865	8,773,251
Curtiss-Wright Corp.	6,525	3,198,686
Donaldson Co., Inc.	20,697	1,489,563
Dover Corp.	23,516	4,259,688
EMCOR Group, Inc.	7,671	4,813,476
Esab Corp.	9,908	1,329,356
Everus Construction Group, Inc. *	8,759	650,443
Fastenal Co.	199,057	9,182,499
Ferguson Enterprises, Inc.	33,584	7,500,315
Flowserve Corp.	22,495	1,260,620
Fortive Corp.	58,943	2,825,138
Fortune Brands Innovations, Inc.	20,926	1,141,304
FTAI Aviation Ltd.	17,632	2,426,340
Gates Industrial Corp. PLC *	43,866	1,087,877
Generac Holdings, Inc. *	10,142	1,974,546
Graco, Inc.	28,846	2,422,487
Hayward Holdings, Inc. *	34,644	532,825
HEICO Corp.	17,563	5,739,588
Hexcel Corp.	13,868	830,832
Howmet Aerospace, Inc.	69,534	12,500,127
Hubbell, Inc., Class B	9,280	4,059,814
Huntington Ingalls Industries, Inc.	6,763	1,885,930
IDEX Corp.	13,077	2,138,220
Ingersoll Rand, Inc.	69,982	5,922,577
ITT, Inc.	13,944	2,369,922
Karman Holdings, Inc. *	8,245	426,267
L3Harris Technologies, Inc.	32,384	8,899,771
Lennox International, Inc.	5,567	3,390,303
Leonardo DRS, Inc.	13,158	547,373
Lincoln Electric Holdings, Inc.	9,385	2,285,248
Loar Holdings, Inc. *	7,441	549,964
Masco Corp.	36,663	2,497,850
MasTec, Inc. *	10,773	2,038,359
Middleby Corp. *	8,722	1,266,434
MSC Industrial Direct Co., Inc., Class A	7,650	662,643
Mueller Industries, Inc.	18,817	1,606,407
Nordson Corp.	9,330	1,998,579
nVent Electric PLC	28,179	2,209,797
Oshkosh Corp.	11,063	1,399,801
Otis Worldwide Corp.	68,525	5,871,907
Owens Corning	14,690	2,048,227
Pentair PLC	28,403	2,902,787
Quanta Services, Inc.	25,537	10,371,342
QXO, Inc. *	102,963	2,065,438
RBC Bearings, Inc. *	5,362	2,076,917
Regal Rexnord Corp.	11,453	1,750,935
Rocket Lab Corp. *	67,944	3,119,989
Rockwell Automation, Inc.	19,622	6,901,254
Sensata Technologies Holding PLC	25,162	773,983
Simpson Manufacturing Co., Inc.	7,247	1,300,329
SiteOne Landscape Supply, Inc. *	7,652	1,054,675

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Snap-on, Inc.	8,899	2,858,270
Spirit AeroSystems Holdings, Inc., Class A *	20,327	800,884
StandardAero, Inc. *	24,604	702,444
Stanley Black & Decker, Inc.	26,768	1,810,855
Textron, Inc.	31,256	2,430,779
Timken Co.	10,842	824,968
Toro Co.	17,357	1,288,757
Trex Co., Inc. *	18,460	1,185,870
United Rentals, Inc.	11,243	9,926,894
Valmont Industries, Inc.	3,432	1,249,076
Vertiv Holdings Co., Class A	65,971	9,605,378
Watsco, Inc.	6,044	2,725,119
WESCO International, Inc.	8,312	1,720,252
Westinghouse Air Brake Technologies Corp.	29,402	5,646,654
WillScot Holdings Corp.	30,796	903,863
Woodward, Inc.	10,298	2,647,410
WW Grainger, Inc.	7,680	7,983,667
Xylem, Inc.	42,195	6,102,241
		276,858,842

Commercial & Professional Services 3.4%
Amentum Holdings, Inc. *	27,689	691,394
Booz Allen Hamilton Holding Corp., Class A	21,702	2,329,276
Broadridge Financial Solutions, Inc.	20,207	5,001,435
CACI International, Inc., Class A *	3,761	1,732,204
Clarivate PLC *	60,541	233,083
Clean Harbors, Inc. *	8,766	2,067,110
Concentrix Corp.	7,840	407,445
Dayforce, Inc. *	26,494	1,527,909
Dun & Bradstreet Holdings, Inc.	53,843	489,971
Equifax, Inc.	21,468	5,157,258
ExlService Holdings, Inc. *	27,554	1,196,670
FTI Consulting, Inc. *	5,787	962,667
Genpact Ltd.	28,016	1,234,105
Jacobs Solutions, Inc.	21,077	2,990,194
KBR, Inc.	22,224	1,038,750
Leidos Holdings, Inc.	22,127	3,532,576
ManpowerGroup, Inc.	7,886	325,297
MSA Safety, Inc.	6,397	1,137,834
Parsons Corp. *	9,176	680,859
Paychex, Inc.	55,954	8,075,841
Paycom Software, Inc.	8,880	2,056,075
Paylocity Holding Corp. *	7,829	1,447,425
RB Global, Inc.	32,169	3,482,616
Robert Half, Inc.	17,168	633,671
Rollins, Inc.	48,751	2,791,970
Science Applications International Corp.	8,140	907,447
SS&C Technologies Holdings, Inc.	36,716	3,138,484
Tetra Tech, Inc.	46,295	1,700,878
TransUnion	33,836	3,220,849
Veralto Corp.	41,354	4,335,140
Verisk Analytics, Inc., Class A	24,268	6,763,734
		71,290,167

Consumer Discretionary Distribution & Retail 3.5%
AutoNation, Inc. *	4,758	916,581
Bath & Body Works, Inc.	36,832	1,066,655
Best Buy Co., Inc.	33,438	2,175,476
Burlington Stores, Inc. *	10,912	2,978,540
CarMax, Inc. *	26,435	1,496,485
Carvana Co., Class A *	22,267	8,687,915
Chewy, Inc., Class A *	36,354	1,334,192
Coupang, Inc., Class A *	215,295	6,336,132
Dick's Sporting Goods, Inc.	9,368	1,981,426
SECURITY	NUMBER OF SHARES	VALUE ($)
Dillard's, Inc., Class A	520	242,804
eBay, Inc.	79,867	7,327,797
Etsy, Inc. *	17,857	1,040,527
Five Below, Inc. *	9,314	1,271,547
Floor & Decor Holdings, Inc., Class A *	18,486	1,416,767
GameStop Corp., Class A *	71,061	1,595,319
Gap, Inc.	39,888	776,221
Genuine Parts Co.	24,075	3,102,786
Lithia Motors, Inc., Class A	4,447	1,280,736
LKQ Corp.	44,991	1,325,885
Macy's, Inc.	48,303	610,067
Murphy USA, Inc.	3,104	1,125,138
Ollie's Bargain Outlet Holdings, Inc. *	10,647	1,454,700
Penske Automotive Group, Inc.	3,233	541,237
Pool Corp.	6,223	1,917,555
RH *	2,662	547,360
Ross Stores, Inc.	55,865	7,627,807
Tractor Supply Co.	92,182	5,249,765
Ulta Beauty, Inc. *	7,833	4,034,073
Valvoline, Inc. *	22,053	777,368
Wayfair, Inc., Class A *	16,234	1,065,600
Williams-Sonoma, Inc.	20,548	3,843,503
		75,147,964

Consumer Durables & Apparel 2.8%
Amer Sports, Inc. *	25,815	969,095
Birkenstock Holding PLC *	9,317	466,689
Brunswick Corp.	11,406	664,856
Columbia Sportswear Co.	4,433	250,775
Crocs, Inc. *	9,410	938,459
Deckers Outdoor Corp. *	26,242	2,786,113
DR Horton, Inc.	47,577	6,795,899
Garmin Ltd.	28,261	6,182,376
Hasbro, Inc.	22,917	1,722,442
Lennar Corp., Class A	41,187	4,620,358
Lululemon Athletica, Inc. *	18,257	3,661,076
Mattel, Inc. *	55,549	944,888
Mohawk Industries, Inc. *	8,875	1,016,276
Newell Brands, Inc.	72,226	405,188
NVR, Inc. *	485	3,661,503
On Holding AG, Class A *	38,109	1,850,954
PulteGroup, Inc.	34,644	3,912,000
PVH Corp.	9,083	666,874
Ralph Lauren Corp., Class A	6,771	2,022,836
SharkNinja, Inc. *	12,234	1,420,367
Skechers USA, Inc., Class A *	22,698	1,435,649
Somnigroup International, Inc.	34,975	2,531,490
Tapestry, Inc.	35,877	3,875,792
Toll Brothers, Inc.	17,121	2,026,442
TopBuild Corp. *	5,054	1,872,153
Under Armour, Inc., Class A *	63,970	424,761
VF Corp.	60,490	708,943
Whirlpool Corp.	9,302	772,438
YETI Holdings, Inc. *	14,354	527,366
		59,134,058

Consumer Services 4.8%
ADT, Inc.	70,712	590,445
Aramark	45,696	1,944,822
Boyd Gaming Corp.	10,090	856,641
Bright Horizons Family Solutions, Inc. *	9,834	1,112,225
Caesars Entertainment, Inc. *	35,706	952,636
Carnival Corp. *	187,423	5,579,583
Cava Group, Inc. *	17,329	1,525,125
Choice Hotels International, Inc. (a)	4,722	603,047
Churchill Downs, Inc.	11,249	1,204,093
Darden Restaurants, Inc.	20,265	4,086,842

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	5,522	2,557,846
DraftKings, Inc., Class A *	83,384	3,755,615
Duolingo, Inc. *	6,502	2,253,268
Dutch Bros, Inc., Class A *	19,962	1,183,148
Expedia Group, Inc.	20,990	3,782,818
Flutter Entertainment PLC *	30,381	9,182,961
Grand Canyon Education, Inc. *	4,826	813,808
H&R Block, Inc.	22,940	1,246,560
Hilton Worldwide Holdings, Inc.	40,445	10,842,496
Hyatt Hotels Corp., Class A	6,962	981,433
Las Vegas Sands Corp.	55,634	2,915,222
Light & Wonder, Inc. *	14,393	1,386,334
MGM Resorts International *	35,445	1,291,970
Norwegian Cruise Line Holdings Ltd. *	76,690	1,960,196
Penn Entertainment, Inc. *	25,544	461,325
Planet Fitness, Inc., Class A *	14,564	1,590,243
Restaurant Brands International, Inc.	56,126	3,808,710
Royal Caribbean Cruises Ltd.	43,934	13,965,301
Service Corp. International	24,125	1,840,979
Texas Roadhouse, Inc., Class A	11,452	2,120,109
Travel & Leisure Co.	10,957	649,202
Vail Resorts, Inc.	6,207	932,664
Viking Holdings Ltd. *	35,181	2,065,828
Wendy's Co.	28,031	276,105
Wingstop, Inc.	4,824	1,820,288
Wyndham Hotels & Resorts, Inc.	13,132	1,129,352
Wynn Resorts Ltd.	14,499	1,580,826
Yum! Brands, Inc.	48,335	6,967,490
		101,817,556

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	71,649	1,377,094
BJ's Wholesale Club Holdings, Inc. *	22,611	2,394,505
Casey's General Stores, Inc.	6,422	3,340,275
Dollar General Corp.	38,101	3,996,795
Dollar Tree, Inc. *	35,237	4,001,161
Kroger Co.	105,155	7,371,365
Maplebear, Inc. *	29,929	1,435,694
Performance Food Group Co. *	26,400	2,650,560
Sprouts Farmers Market, Inc. *	17,001	2,576,332
Sysco Corp.	84,134	6,697,066
U.S. Foods Holding Corp. *	39,854	3,321,034
Walgreens Boots Alliance, Inc.	124,204	1,445,735
		40,607,616

Energy 5.6%
Antero Midstream Corp.	57,890	1,062,282
Antero Resources Corp. *	50,206	1,753,696
APA Corp.	61,352	1,183,480
Baker Hughes Co., Class A	171,971	7,747,294
Cheniere Energy, Inc.	38,249	9,022,174
Chord Energy Corp.	10,234	1,129,117
Civitas Resources, Inc.	15,815	480,143
Coterra Energy, Inc.	130,969	3,194,334
Devon Energy Corp.	107,907	3,584,671
Diamondback Energy, Inc.	33,064	4,915,294
DT Midstream, Inc.	17,579	1,805,891
EQT Corp.	103,377	5,556,514
Expand Energy Corp.	38,125	3,994,737
Halliburton Co.	148,806	3,333,254
HF Sinclair Corp.	27,667	1,215,688
Kinder Morgan, Inc.	337,209	9,462,085
Marathon Petroleum Corp.	54,038	9,196,727
Matador Resources Co.	20,235	1,009,322
NOV, Inc.	64,813	815,348
Occidental Petroleum Corp.	116,783	5,131,445
ONEOK, Inc.	108,361	8,897,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Ovintiv, Inc.	45,017	1,853,800
Permian Resources Corp., Class A	110,246	1,561,083
Phillips 66	70,689	8,735,747
Range Resources Corp.	40,983	1,504,896
Targa Resources Corp.	37,240	6,197,108
TechnipFMC PLC	71,860	2,613,548
Texas Pacific Land Corp.	3,339	3,232,586
Valero Energy Corp.	54,127	7,432,178
Viper Energy, Inc.	22,778	857,819
Weatherford International PLC	12,375	699,806
		119,179,589

Equity Real Estate Investment Trusts (REITs) 6.3%
Agree Realty Corp.	18,728	1,342,798
Alexandria Real Estate Equities, Inc.	29,803	2,277,843
American Homes 4 Rent, Class A	59,401	2,060,621
Americold Realty Trust, Inc.	49,213	791,345
AvalonBay Communities, Inc.	24,659	4,593,479
Brixmor Property Group, Inc.	52,668	1,376,215
BXP, Inc.	27,431	1,794,810
Camden Property Trust	18,688	2,040,730
Cousins Properties, Inc.	28,940	784,274
Crown Castle, Inc.	75,234	7,906,341
CubeSmart	39,271	1,528,035
Digital Realty Trust, Inc.	58,490	10,319,976
EastGroup Properties, Inc.	9,052	1,477,648
EPR Properties	12,958	713,208
Equity LifeStyle Properties, Inc.	32,802	1,965,496
Equity Residential	65,682	4,151,102
Essex Property Trust, Inc.	11,063	2,878,371
Extra Space Storage, Inc.	36,530	4,908,171
Federal Realty Investment Trust	14,716	1,356,227
First Industrial Realty Trust, Inc.	22,141	1,078,710
Gaming & Leisure Properties, Inc.	45,676	2,081,912
Healthcare Realty Trust, Inc., Class A	56,869	873,508
Healthpeak Properties, Inc.	120,483	2,040,982
Highwoods Properties, Inc.	18,499	536,656
Host Hotels & Resorts, Inc.	118,634	1,864,926
Invitation Homes, Inc.	106,184	3,254,540
Iron Mountain, Inc.	50,873	4,952,995
Kilroy Realty Corp.	20,283	747,631
Kimco Realty Corp.	116,089	2,464,569
Lamar Advertising Co., Class A	15,183	1,856,122
Lineage, Inc.	12,327	531,910
Medical Properties Trust, Inc. (a)	85,412	351,897
Mid-America Apartment Communities, Inc.	20,200	2,877,086
Millrose Properties, Inc., Class A	20,812	624,152
National Storage Affiliates Trust	12,056	355,170
NNN REIT, Inc.	32,348	1,334,678
Omega Healthcare Investors, Inc.	49,763	1,935,781
Park Hotels & Resorts, Inc.	33,631	358,506
Rayonier, Inc.	26,849	625,850
Realty Income Corp.	154,869	8,692,797
Regency Centers Corp.	31,401	2,242,031
Rexford Industrial Realty, Inc.	40,999	1,497,693
SBA Communications Corp., Class A	18,623	4,184,961
Simon Property Group, Inc.	56,181	9,201,886
STAG Industrial, Inc.	32,293	1,108,619
Sun Communities, Inc.	21,945	2,721,838
UDR, Inc.	57,415	2,255,835
Ventas, Inc.	75,654	5,082,436
VICI Properties, Inc., Class A	183,132	5,970,103
Vornado Realty Trust	30,511	1,172,233
Weyerhaeuser Co.	125,801	3,151,315
WP Carey, Inc.	37,668	2,416,779
		134,712,797

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 9.0%
Affiliated Managers Group, Inc.	4,838	1,015,351
Affirm Holdings, Inc. *	46,584	3,193,799
AGNC Investment Corp.	163,917	1,545,737
Ally Financial, Inc.	47,787	1,808,738
Ameriprise Financial, Inc.	16,567	8,584,854
Annaly Capital Management, Inc.	103,444	2,103,017
ARES Management Corp., Class A	32,628	6,053,473
Bank of New York Mellon Corp.	124,129	12,592,887
Block, Inc. *	94,430	7,295,662
Blue Owl Capital, Inc., Class A	105,538	2,042,160
Carlyle Group, Inc.	45,421	2,755,238
Cboe Global Markets, Inc.	18,170	4,379,697
Coinbase Global, Inc., Class A *	35,770	13,512,475
Corebridge Financial, Inc.	41,722	1,483,634
Corpay, Inc. *	11,789	3,808,436
Credit Acceptance Corp. *	1,196	586,375
Equitable Holdings, Inc.	53,112	2,727,301
Euronet Worldwide, Inc. *	7,036	683,758
Evercore, Inc., Class A	6,382	1,921,876
FactSet Research Systems, Inc.	6,595	2,657,126
Fidelity National Information Services, Inc.	91,309	7,250,848
Franklin Resources, Inc.	53,477	1,283,448
Freedom Holding Corp. *(a)	3,074	571,195
Global Payments, Inc.	42,368	3,387,322
Hamilton Lane, Inc., Class A	6,913	1,052,850
Houlihan Lokey, Inc., Class A	9,374	1,787,247
Invesco Ltd.	62,960	1,322,790
Jack Henry & Associates, Inc.	12,560	2,132,876
Janus Henderson Group PLC	21,749	941,732
Jefferies Financial Group, Inc.	26,592	1,533,295
Lazard, Inc.	19,081	991,830
LPL Financial Holdings, Inc.	13,817	5,467,801
MarketAxess Holdings, Inc.	6,340	1,302,870
MGIC Investment Corp.	40,359	1,045,298
Morningstar, Inc.	4,059	1,122,151
Mr. Cooper Group, Inc. *	10,881	1,694,389
MSCI, Inc., Class A	13,041	7,320,696
Nasdaq, Inc.	71,511	6,880,788
Northern Trust Corp.	33,540	4,360,200
OneMain Holdings, Inc.	20,604	1,190,705
Raymond James Financial, Inc.	31,703	5,298,522
Rithm Capital Corp.	91,527	1,101,070
Robinhood Markets, Inc., Class A *	128,335	13,224,922
Rocket Cos., Inc., Class A (a)	40,315	595,453
SEI Investments Co.	18,044	1,590,037
Shift4 Payments, Inc., Class A *	11,482	1,182,646
SLM Corp.	36,101	1,148,012
SoFi Technologies, Inc. *	184,453	4,164,949
Starwood Property Trust, Inc.	59,342	1,154,795
State Street Corp.	49,943	5,581,130
Stifel Financial Corp.	17,304	1,974,733
Synchrony Financial	65,967	4,595,921
T. Rowe Price Group, Inc.	37,945	3,849,520
Toast, Inc., Class A *	78,377	3,827,933
TPG, Inc.	22,350	1,275,515
Tradeweb Markets, Inc., Class A	20,249	2,805,499
UWM Holdings Corp.	26,715	107,394
Virtu Financial, Inc., Class A	14,057	620,476
Voya Financial, Inc.	16,601	1,162,070
Western Union Co.	56,948	458,431
WEX, Inc. *	5,881	997,888
XP, Inc., Class A	70,524	1,138,257
		191,247,098

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.4%
Archer-Daniels-Midland Co.	82,885	4,490,709
Boston Beer Co., Inc., Class A *	1,397	289,291
Brown-Forman Corp., Class B	33,317	961,196
Bunge Global SA	23,033	1,837,112
Campbell's Co.	33,560	1,071,235
Celsius Holdings, Inc. *	28,441	1,289,515
Coca-Cola Consolidated, Inc.	8,959	1,001,168
Conagra Brands, Inc.	82,581	1,507,929
Constellation Brands, Inc., Class A	22,666	3,786,129
Darling Ingredients, Inc. *	27,078	876,786
Flowers Foods, Inc.	32,199	510,354
Freshpet, Inc. *	8,301	567,124
General Mills, Inc.	94,954	4,650,847
Hershey Co.	25,262	4,702,016
Hormel Foods Corp.	50,264	1,411,916
Ingredion, Inc.	11,095	1,459,436
J.M. Smucker Co.	17,948	1,926,538
Kellanova	48,201	3,847,886
Kraft Heinz Co.	148,085	4,066,414
Lamb Weston Holdings, Inc.	23,569	1,345,083
McCormick & Co., Inc. - Non Voting Shares	43,953	3,104,401
Molson Coors Beverage Co., Class B	29,018	1,413,757
Pilgrim's Pride Corp.	7,083	335,663
Post Holdings, Inc. *	8,744	925,203
Primo Brands Corp.	44,679	1,233,587
Seaboard Corp.	46	145,690
Smithfield Foods, Inc.	4,384	105,742
Tyson Foods, Inc., Class A	48,404	2,531,529
		51,394,256

Health Care Equipment & Services 4.9%
Acadia Healthcare Co., Inc. *	15,916	346,491
Align Technology, Inc. *	11,858	1,529,801
Amedisys, Inc. *	5,624	554,526
Baxter International, Inc.	88,999	1,936,618
Cardinal Health, Inc.	41,880	6,500,614
Cencora, Inc.	31,751	9,083,326
Centene Corp. *	85,902	2,239,465
Certara, Inc. *	21,686	213,390
Chemed Corp.	2,484	1,024,153
Cooper Cos., Inc. *	34,461	2,436,048
DaVita, Inc. *	6,624	929,811
DENTSPLY SIRONA, Inc.	34,721	496,858
Dexcom, Inc. *	67,800	5,476,206
Doximity, Inc., Class A *	22,710	1,334,213
Encompass Health Corp.	17,239	1,898,186
Envista Holdings Corp. *	29,269	552,891
GE HealthCare Technologies, Inc.	79,369	5,660,597
Globus Medical, Inc., Class A *	19,401	1,021,075
Henry Schein, Inc. *	19,043	1,288,259
Hologic, Inc. *	38,755	2,589,609
Humana, Inc.	20,931	5,230,029
IDEXX Laboratories, Inc. *	13,993	7,476,600
Inspire Medical Systems, Inc. *	4,982	620,458
Insulet Corp. *	12,169	3,509,540
Labcorp Holdings, Inc.	14,500	3,771,160
Masimo Corp. *	7,780	1,196,486
Molina Healthcare, Inc. *	9,289	1,466,454
Penumbra, Inc. *	6,492	1,637,737
Quest Diagnostics, Inc.	19,349	3,239,216
ResMed, Inc.	25,316	6,884,433
Solventum Corp. *	24,057	1,716,708
STERIS PLC	17,034	3,858,031
Teleflex, Inc.	7,735	924,333
Tenet Healthcare Corp. *	15,843	2,555,159

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Health Services, Inc., Class B	9,549	1,589,431
Veeva Systems, Inc., Class A *	25,596	7,274,383
Zimmer Biomet Holdings, Inc.	34,371	3,150,102
		103,212,397

Household & Personal Products 1.0%
BellRing Brands, Inc. *	21,956	1,198,359
Church & Dwight Co., Inc.	42,721	4,005,948
Clorox Co.	21,402	2,687,235
Coty, Inc., Class A *	59,051	286,397
elf Beauty, Inc. *	9,473	1,148,033
Estee Lauder Cos., Inc., Class A	40,555	3,785,404
Kenvue, Inc.	329,513	7,064,759
Reynolds Consumer Products, Inc.	9,335	209,944
		20,386,079

Insurance 4.0%
Allstate Corp.	45,758	9,300,313
American Financial Group, Inc.	11,491	1,435,226
Arch Capital Group Ltd.	63,268	5,444,844
Assurant, Inc.	8,791	1,646,554
Assured Guaranty Ltd.	8,092	684,421
Axis Capital Holdings Ltd.	13,122	1,231,368
Brighthouse Financial, Inc. *	9,999	478,452
Brown & Brown, Inc.	47,788	4,366,390
Cincinnati Financial Corp.	26,722	3,941,762
CNA Financial Corp.	3,582	158,790
Everest Group Ltd.	7,265	2,439,587
Fidelity National Financial, Inc.	44,974	2,537,883
First American Financial Corp.	17,015	1,021,751
Globe Life, Inc.	14,370	2,018,554
Hanover Insurance Group, Inc.	6,198	1,063,763
Hartford Insurance Group, Inc.	49,218	6,122,227
Kemper Corp.	10,520	647,927
Kinsale Capital Group, Inc.	3,833	1,689,165
Lincoln National Corp.	29,471	1,123,140
Loews Corp.	29,677	2,686,956
Markel Group, Inc. *	2,161	4,339,915
Old Republic International Corp.	39,709	1,436,275
Primerica, Inc.	5,726	1,520,997
Principal Financial Group, Inc.	38,553	3,000,580
Prudential Financial, Inc.	61,495	6,369,652
Reinsurance Group of America, Inc.	11,410	2,195,854
RenaissanceRe Holdings Ltd.	8,272	2,016,217
RLI Corp.	14,163	934,616
Ryan Specialty Holdings, Inc., Class A	18,202	1,113,780
Unum Group	29,939	2,149,920
W.R. Berkley Corp.	52,691	3,625,668
White Mountains Insurance Group Ltd.	433	774,117
Willis Towers Watson PLC	17,186	5,427,511
		84,944,175

Materials 5.1%
Albemarle Corp.	20,420	1,385,497
Alcoa Corp.	44,936	1,346,732
Amcor PLC	394,788	3,691,268
Anglogold Ashanti PLC	87,352	4,040,030
AptarGroup, Inc.	11,316	1,778,196
Ashland, Inc.	8,170	421,245
Avery Dennison Corp.	13,457	2,257,681
Axalta Coating Systems Ltd. *	37,760	1,069,363
Ball Corp.	49,040	2,808,030
Carpenter Technology Corp.	8,325	2,076,172
Celanese Corp., Class A	19,315	1,008,823
CF Industries Holdings, Inc.	28,657	2,660,229
Cleveland-Cliffs, Inc. *	84,316	887,004
SECURITY	NUMBER OF SHARES	VALUE ($)
Corteva, Inc.	118,629	8,556,710
Crown Holdings, Inc.	20,028	1,989,982
Dow, Inc.	122,770	2,859,313
DuPont de Nemours, Inc.	72,584	5,218,790
Eagle Materials, Inc.	5,703	1,279,126
Eastman Chemical Co.	19,854	1,441,599
Element Solutions, Inc.	38,988	920,117
FMC Corp.	21,504	839,516
Graphic Packaging Holding Co.	51,555	1,152,770
Huntsman Corp.	28,143	272,987
International Flavors & Fragrances, Inc.	44,460	3,157,994
International Paper Co.	90,883	4,247,871
James Hardie Industries PLC, ADR *	25,423	659,473
Louisiana-Pacific Corp.	10,925	987,729
LyondellBasell Industries NV, Class A	44,477	2,576,553
Martin Marietta Materials, Inc.	10,399	5,978,177
Mosaic Co.	54,624	1,967,010
MP Materials Corp. *	22,407	1,378,031
NewMarket Corp.	1,028	706,236
Nucor Corp.	39,828	5,698,192
Olin Corp.	20,042	379,596
Packaging Corp. of America	15,332	2,970,575
PPG Industries, Inc.	39,412	4,157,966
Reliance, Inc.	9,164	2,658,751
Royal Gold, Inc.	11,365	1,720,888
RPM International, Inc.	21,991	2,581,963
Scotts Miracle-Gro Co.	7,634	478,346
Sealed Air Corp.	25,314	740,941
Silgan Holdings, Inc.	15,323	712,979
Smurfit WestRock PLC	90,358	4,010,088
Sonoco Products Co.	17,089	770,201
Steel Dynamics, Inc.	24,385	3,110,551
Vulcan Materials Co.	22,924	6,296,535
Westlake Corp.	5,846	463,588
		108,371,414

Media & Entertainment 3.9%
Charter Communications, Inc., Class A *	15,725	4,235,686
DoubleVerify Holdings, Inc. *	23,176	355,056
Electronic Arts, Inc.	45,227	6,896,665
Fox Corp., Class A	58,401	3,256,440
IAC, Inc. *	11,729	460,950
Interpublic Group of Cos., Inc.	63,983	1,573,982
Liberty Broadband Corp., Class C *	22,218	1,362,408
Liberty Media Corp.-Liberty Formula One, Class C *	39,945	4,008,481
Liberty Media Corp.-Liberty Live, Class C *	11,272	949,441
Live Nation Entertainment, Inc. *	27,449	4,054,217
Madison Square Garden Sports Corp. *	2,806	567,093
Match Group, Inc.	42,512	1,456,886
New York Times Co., Class A	27,851	1,445,188
News Corp., Class A	87,771	2,573,446
Nexstar Media Group, Inc., Class A	4,886	914,219
Omnicom Group, Inc.	33,441	2,409,424
Paramount Global, Class B (a)	105,818	1,330,132
Pinterest, Inc., Class A *	102,476	3,955,574
Reddit, Inc., Class A *	20,243	3,250,823
ROBLOX Corp., Class A *	97,707	13,463,047
Roku, Inc. *	22,304	2,100,145
Sirius XM Holdings, Inc.	32,955	696,010
Take-Two Interactive Software, Inc. *	31,037	6,912,871
TKO Group Holdings, Inc.	11,895	1,998,479
Trade Desk, Inc., Class A *	77,380	6,728,965
Trump Media & Technology Group Corp. *	17,724	311,765

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Bros Discovery, Inc. *	386,800	5,094,156
ZoomInfo Technologies, Inc., Class A *	51,558	558,373
		82,919,922

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Agilent Technologies, Inc.	49,410	5,672,762
Alnylam Pharmaceuticals, Inc. *	21,643	8,489,250
Apellis Pharmaceuticals, Inc. *	18,874	421,645
Avantor, Inc. *	114,687	1,541,393
Biogen, Inc. *	25,356	3,245,568
BioMarin Pharmaceutical, Inc. *	32,907	1,903,670
Bio-Rad Laboratories, Inc., Class A *	3,364	813,920
Bio-Techne Corp.	27,236	1,490,626
Bruker Corp.	17,974	690,741
Charles River Laboratories International, Inc. *	8,484	1,439,226
Corcept Therapeutics, Inc. *	16,259	1,092,117
Elanco Animal Health, Inc. *	85,137	1,164,674
Exact Sciences Corp. *	32,319	1,517,377
Exelixis, Inc. *	46,669	1,690,351
Halozyme Therapeutics, Inc. *	21,199	1,271,304
Illumina, Inc. *	27,471	2,821,546
Incyte Corp. *	27,387	2,051,013
Insmed, Inc. *	30,988	3,324,393
Ionis Pharmaceuticals, Inc. *	26,883	1,155,431
IQVIA Holdings, Inc. *	30,380	5,646,427
Jazz Pharmaceuticals PLC *	10,262	1,176,333
Medpace Holdings, Inc. *	3,966	1,694,275
Mettler-Toledo International, Inc. *	3,608	4,451,118
Moderna, Inc. *	61,406	1,815,161
Natera, Inc. *	22,541	3,012,830
Neurocrine Biosciences, Inc. *	16,754	2,148,365
Organon & Co.	44,468	431,340
Perrigo Co. PLC	23,585	629,012
Qiagen NV	36,916	1,821,436
Repligen Corp. *	9,113	1,066,859
Revolution Medicines, Inc. *	29,926	1,115,342
Revvity, Inc.	20,785	1,827,002
Roivant Sciences Ltd. *	65,641	745,682
Royalty Pharma PLC, Class A	67,475	2,483,080
Sarepta Therapeutics, Inc. *	16,154	265,249
Sotera Health Co. *	26,555	305,117
Summit Therapeutics, Inc. *(a)	20,358	536,841
Tempus AI, Inc. *(a)	14,271	807,596
Ultragenyx Pharmaceutical, Inc. *	15,710	429,197
United Therapeutics Corp. *	7,686	2,111,344
Viatris, Inc.	205,392	1,795,126
Viking Therapeutics, Inc. *	18,969	617,820
Waters Corp. *	10,340	2,985,778
West Pharmaceutical Services, Inc.	12,432	2,974,480
		84,689,817

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A *	51,560	8,029,955
CoStar Group, Inc. *	72,411	6,892,803
Howard Hughes Holdings, Inc. *	5,369	369,011
Jones Lang LaSalle, Inc. *	8,161	2,206,408
Zillow Group, Inc., Class C *	36,482	2,902,143
		20,400,320

Semiconductors & Semiconductor Equipment 1.9%
Allegro MicroSystems, Inc. *	21,372	671,295
Amkor Technology, Inc.	19,557	441,206
Astera Labs, Inc. *	24,864	3,399,655
Cirrus Logic, Inc. *	9,180	924,518
Enphase Energy, Inc. *	22,067	714,088
SECURITY	NUMBER OF SHARES	VALUE ($)
Entegris, Inc.	25,931	2,034,546
First Solar, Inc. *	17,621	3,078,917
GLOBALFOUNDRIES, Inc. *	17,882	668,608
Lattice Semiconductor Corp. *	23,522	1,172,101
MACOM Technology Solutions Holdings, Inc. *	10,946	1,501,134
Microchip Technology, Inc.	91,516	6,185,566
MKS, Inc.	11,621	1,106,087
Monolithic Power Systems, Inc.	8,026	5,708,412
ON Semiconductor Corp. *	73,116	4,120,818
Onto Innovation, Inc. *	8,437	799,406
Qorvo, Inc. *	16,201	1,354,404
Skyworks Solutions, Inc.	26,546	1,819,463
Teradyne, Inc.	27,822	2,988,917
Universal Display Corp.	7,599	1,097,296
		39,786,437

Software & Services 5.6%
Akamai Technologies, Inc. *	24,837	1,895,311
Amdocs Ltd.	19,126	1,632,595
Appfolio, Inc., Class A *	3,806	1,017,648
Aurora Innovation, Inc. *	170,413	990,100
Bentley Systems, Inc., Class B	27,324	1,584,246
Bill Holdings, Inc. *	16,013	686,157
CCC Intelligent Solutions Holdings, Inc. *	89,691	867,312
Cloudflare, Inc., Class A *	53,511	11,113,164
Cognizant Technology Solutions Corp., Class A	85,612	6,143,517
Confluent, Inc., Class A *	47,797	847,202
Datadog, Inc., Class A *	53,494	7,488,090
Docusign, Inc., Class A *	34,879	2,638,248
Dolby Laboratories, Inc., Class A	10,539	794,008
Dropbox, Inc., Class A *	35,048	952,254
DXC Technology Co. *	30,842	419,760
Dynatrace, Inc. *	50,999	2,683,057
Elastic NV *	15,767	1,319,698
EPAM Systems, Inc. *	9,499	1,498,087
Fair Isaac Corp. *	4,121	5,920,723
Gartner, Inc. *	12,993	4,400,079
Gen Digital, Inc.	95,396	2,813,228
Gitlab, Inc., Class A *	22,738	996,152
Globant SA *	7,511	632,877
GoDaddy, Inc., Class A *	23,845	3,852,875
Guidewire Software, Inc. *	14,536	3,288,334
HubSpot, Inc. *	8,817	4,581,754
Informatica, Inc., Class A *	17,931	442,896
Kyndryl Holdings, Inc. *	40,037	1,512,198
Manhattan Associates, Inc. *	10,371	2,278,094
MongoDB, Inc., Class A *	13,692	3,257,190
nCino, Inc. *	18,581	518,874
Nutanix, Inc., Class A *	44,278	3,328,377
Okta, Inc. *	28,613	2,798,351
Pegasystems, Inc.	15,088	885,816
Procore Technologies, Inc. *	19,895	1,425,079
PTC, Inc. *	20,684	4,443,130
RingCentral, Inc., Class A *	13,710	349,468
Rubrik, Inc., Class A *	16,864	1,601,237
SailPoint, Inc. *	10,275	229,544
Samsara, Inc., Class A *	46,473	1,767,368
SentinelOne, Inc., Class A *	50,432	924,923
Teradata Corp. *	16,677	349,050
Twilio, Inc., Class A *	24,543	3,166,047
Tyler Technologies, Inc. *	7,466	4,364,325
UiPath, Inc., Class A *	75,434	886,350
Unity Software, Inc. *	54,897	1,831,364
VeriSign, Inc.	14,618	3,930,342

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Communications, Inc. *	45,598	3,376,532
Zscaler, Inc. *	16,931	4,834,816
		119,557,847

Technology Hardware & Equipment 3.8%
Arrow Electronics, Inc. *	8,930	1,035,880
Avnet, Inc.	14,869	787,165
CDW Corp.	22,820	3,979,352
Ciena Corp. *	24,408	2,266,039
Cognex Corp.	29,027	1,183,431
Coherent Corp. *	26,540	2,855,704
Corning, Inc.	135,386	8,561,811
Crane NXT Co.	8,470	502,610
F5, Inc. *	9,999	3,133,887
Flex Ltd. *	66,144	3,298,601
Hewlett Packard Enterprise Co.	227,377	4,704,430
HP, Inc.	163,591	4,057,057
Ingram Micro Holding Corp.	3,481	68,645
IPG Photonics Corp. *	4,268	319,630
Jabil, Inc.	18,296	4,083,118
Keysight Technologies, Inc. *	29,836	4,890,419
Littelfuse, Inc.	4,249	1,093,395
Lumentum Holdings, Inc. *	11,888	1,308,631
NetApp, Inc.	35,240	3,669,541
Pure Storage, Inc., Class A *	53,918	3,209,199
Ralliant Corp. *	19,703	900,821
Sandisk Corp. *	23,351	1,002,225
Super Micro Computer, Inc. *	89,038	5,250,571
TD SYNNEX Corp.	13,628	1,967,747
Teledyne Technologies, Inc. *	8,062	4,442,323
Trimble, Inc. *	41,345	3,468,432
Ubiquiti, Inc.	739	321,812
Vontier Corp.	25,597	1,061,508
Western Digital Corp.	60,037	4,724,312
Zebra Technologies Corp., Class A *	8,826	2,992,190
		81,140,486

Telecommunication Services 0.2%
AST SpaceMobile, Inc. *	29,927	1,591,219
Frontier Communications Parent, Inc. *	40,725	1,496,236
GCI Liberty, Inc. *(b)	6,049	0
GCI Liberty, Inc., Class C *	4,414	146,765
Iridium Communications, Inc.	16,575	405,424
Liberty Global Ltd., Class C *	52,807	540,216
Millicom International Cellular SA	17,838	716,196
		4,896,056

Transportation 1.9%
Alaska Air Group, Inc. *	21,183	1,121,852
American Airlines Group, Inc. *	112,820	1,296,302
Avis Budget Group, Inc. *	2,901	493,866
CH Robinson Worldwide, Inc.	20,335	2,345,032
Delta Air Lines, Inc.	113,090	6,017,519
Expeditors International of Washington, Inc.	23,810	2,767,674
GXO Logistics, Inc. *	19,873	987,887
JB Hunt Transport Services, Inc.	13,812	1,989,619
Kirby Corp. *	9,794	933,466
Knight-Swift Transportation Holdings, Inc.	27,234	1,157,445
Landstar System, Inc.	6,014	802,087
Lyft, Inc., Class A *	68,855	968,101
Old Dominion Freight Line, Inc.	32,314	4,822,865
Ryder System, Inc.	6,958	1,236,506
Saia, Inc. *	4,635	1,400,882
Schneider National, Inc., Class B	8,854	216,480
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Airlines Co.	88,728	2,744,357
U-Haul Holding Co., Non Voting Shares	18,993	987,636
United Airlines Holdings, Inc. *	56,438	4,984,040
XPO, Inc. *	19,912	2,395,215
		39,668,831

Utilities 6.3%
AES Corp.	122,822	1,615,109
Alliant Energy Corp.	44,602	2,899,576
Ameren Corp.	46,795	4,732,378
American Water Works Co., Inc.	33,772	4,736,185
Atmos Energy Corp.	27,447	4,279,536
Brookfield Renewable Corp.	23,421	857,911
CenterPoint Energy, Inc.	113,019	4,387,398
Clearway Energy, Inc., Class C	19,855	647,869
CMS Energy Corp.	51,613	3,809,039
Consolidated Edison, Inc.	62,504	6,469,164
DTE Energy Co.	35,929	4,972,933
Edison International	66,145	3,447,477
Entergy Corp.	74,726	6,757,472
Essential Utilities, Inc.	47,749	1,757,163
Evergy, Inc.	39,976	2,830,301
Eversource Energy	63,724	4,212,156
Exelon Corp.	175,277	7,876,948
FirstEnergy Corp.	95,194	4,065,736
IDACORP, Inc.	9,327	1,168,953
MDU Resources Group, Inc.	34,834	600,887
National Fuel Gas Co.	15,598	1,353,750
NiSource, Inc.	81,663	3,466,594
NRG Energy, Inc.	34,365	5,745,828
OGE Energy Corp.	34,861	1,583,387
PG&E Corp.	380,173	5,330,026
Pinnacle West Capital Corp.	20,617	1,868,313
PPL Corp.	128,340	4,580,455
Public Service Enterprise Group, Inc.	86,591	7,775,006
Talen Energy Corp. *	7,847	2,962,792
UGI Corp.	37,200	1,345,896
Vistra Corp.	58,665	12,233,999
WEC Energy Group, Inc.	55,384	6,041,287
Xcel Energy, Inc.	100,082	7,350,022
		133,761,546
Total Common Stocks (Cost $1,680,840,736)		2,115,399,366

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	34,500	3,232,995
Total Investment Companies (Cost $2,751,916)		3,232,995

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)	5,113,567	5,113,567
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)(d)	4,981,227	4,981,227
		10,094,794
Total Short-Term Investments (Cost $10,094,794)		10,094,794
Total Investments in Securities (Cost $1,693,687,446)		2,128,727,155

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	19	6,013,690	(67,636)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,798,317.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,110,503,310	$—	$—	$2,110,503,310
Telecommunication Services	4,896,056	—	0 *	4,896,056
Investment Companies[1]	3,232,995	—	—	3,232,995
Short-Term Investments[1]	10,094,794	—	—	10,094,794
Liabilities
Futures Contracts[2]	(67,636)	—	—	(67,636)
Total	$2,128,659,519	$—	$0	$2,128,659,519

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 7.0%
ANZ Group Holdings Ltd.	1,812,008	35,557,934
APA Group	773,150	4,158,299
Aristocrat Leisure Ltd.	341,932	15,310,647
ASX Ltd.	120,952	5,421,565
BHP Group Ltd.	3,096,259	78,196,683
BlueScope Steel Ltd.	266,345	4,037,867
Brambles Ltd.	839,400	12,842,352
CAR Group Ltd.	231,564	5,636,157
Cochlear Ltd.	40,215	8,210,013
Coles Group Ltd.	812,153	10,812,977
Commonwealth Bank of Australia	1,020,862	115,897,972
Computershare Ltd.	323,033	8,695,855
CSL Ltd.	295,169	51,059,575
Evolution Mining Ltd.	1,224,527	5,541,865
Fortescue Ltd.	1,031,919	11,675,396
Goodman Group	1,235,295	27,619,302
Insurance Australia Group Ltd.	1,451,277	8,146,623
James Hardie Industries PLC, CDI *	357,195	9,375,450
Lottery Corp. Ltd.	1,342,283	4,655,547
Macquarie Group Ltd.	220,711	30,565,252
Medibank Pvt Ltd.	1,647,876	5,385,923
National Australia Bank Ltd.	1,871,724	46,449,907
Northern Star Resources Ltd.	830,522	8,251,508
Origin Energy Ltd.	1,050,694	7,856,891
Pro Medicus Ltd.	35,330	7,255,177
Qantas Airways Ltd.	454,167	3,149,801
QBE Insurance Group Ltd.	928,615	13,775,276
REA Group Ltd.	32,542	4,957,153
Reece Ltd.	141,373	1,224,087
Rio Tinto Ltd.	228,333	16,238,568
Santos Ltd.	2,002,863	10,078,179
Scentre Group	3,188,055	7,629,777
SGH Ltd.	123,121	4,026,959
Sigma Healthcare Ltd.	2,878,529	5,316,975
Sonic Healthcare Ltd.	274,873	4,853,938
South32 Ltd.	2,796,025	5,228,677
Stockland	1,432,080	5,077,132
Suncorp Group Ltd.	661,412	8,866,071
Telstra Group Ltd.	2,467,369	7,863,704
Transurban Group	1,903,908	16,849,247
Vicinity Ltd.	2,306,237	3,631,168
Washington H Soul Pattinson & Co. Ltd.	143,341	3,724,007
Wesfarmers Ltd.	693,980	37,960,357
Westpac Banking Corp.	2,092,368	45,174,492
WiseTech Global Ltd.	123,548	9,357,544
Woodside Energy Group Ltd.	1,155,823	19,559,272
Woolworths Group Ltd.	749,934	15,139,741
Xero Ltd. *	98,730	11,369,802
		789,668,664

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.2%
Erste Group Bank AG	189,210	17,302,094
OMV AG	94,442	4,809,777
Verbund AG	42,736	3,182,101
		25,293,972

Belgium 1.0%
Ageas SA	92,071	6,260,116
Anheuser-Busch InBev SA	604,795	34,771,269
Argenx SE *	37,357	25,090,049
D'ieteren Group	12,679	2,504,521
Elia Group SA	29,293	3,379,627
Groupe Bruxelles Lambert NV	49,971	4,177,577
KBC Group NV	139,232	14,522,438
Lotus Bakeries NV	262	2,215,056
Sofina SA	9,337	2,859,194
Syensqo SA	45,336	3,593,142
UCB SA	77,803	16,716,351
		116,089,340

Denmark 1.9%
AP Moller - Maersk AS, Class A	1,902	3,732,046
AP Moller - Maersk AS, Class B	2,490	4,917,155
Carlsberg AS, Class B	58,301	7,268,222
Coloplast AS, Class B	77,282	7,058,321
Danske Bank AS	419,888	16,657,575
Demant AS *	50,409	1,909,876
DSV AS	123,825	27,747,313
Genmab AS *	39,543	8,513,506
Novo Nordisk AS, Class B	1,965,039	91,389,967
Novonesis Novozymes B, Class B	216,336	13,996,401
Orsted AS *	103,921	4,897,952
Pandora AS	50,615	8,356,313
Rockwool AS, Class B	59,554	2,609,693
Tryg AS	205,440	4,955,606
Vestas Wind Systems AS	615,462	11,237,160
		215,247,106

Finland 1.0%
Elisa OYJ	86,504	4,450,861
Fortum OYJ	278,566	5,110,494
Kesko OYJ, B Shares	167,284	3,638,329
Kone OYJ, B Shares	206,277	12,667,149
Metso OYJ	386,135	4,849,579
Neste OYJ	263,064	4,151,839
Nokia OYJ	3,275,587	13,349,149
Nordea Bank Abp	1,910,801	27,881,991
Orion OYJ, B Shares	64,569	5,169,312
Sampo OYJ, A Shares	1,487,938	15,971,036
Stora Enso OYJ, R Shares	354,151	3,644,030
UPM-Kymmene OYJ	328,023	8,501,622
Wartsila OYJ Abp	304,547	8,414,147
		117,799,538

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
France 11.0%
Accor SA	119,097	6,036,297
Aeroports de Paris SA	21,207	2,573,988
Air Liquide SA	353,114	69,470,392
Airbus SE	361,592	72,699,902
Alstom SA *	214,473	5,030,748
Amundi SA	37,179	2,747,545
ArcelorMittal SA	283,812	8,848,171
Arkema SA	33,033	2,246,289
AXA SA	1,081,329	52,519,217
BioMerieux	26,100	3,734,499
BNP Paribas SA	620,537	56,579,464
Bollore SE	427,444	2,465,522
Bouygues SA	114,749	4,724,964
Bureau Veritas SA	192,763	5,936,349
Capgemini SE	99,391	14,796,965
Carrefour SA	333,520	4,779,677
Cie de Saint-Gobain SA	272,236	31,230,124
Cie Generale des Etablissements Michelin SCA	413,618	14,715,068
Covivio SA	33,021	2,137,839
Credit Agricole SA	652,393	12,006,975
Danone SA	393,319	32,187,973
Dassault Aviation SA	12,123	3,774,581
Dassault Systemes SE	409,761	13,461,150
Edenred SE	149,659	4,273,974
Eiffage SA	42,245	5,670,774
Engie SA	1,117,531	25,120,102
EssilorLuxottica SA	181,601	53,999,847
Eurazeo SE	22,978	1,348,344
Eurofins Scientific SE	74,048	5,670,847
Euronext NV	48,161	7,763,018
FDJ UNITED	66,484	2,073,758
Gecina SA	29,224	2,871,919
Getlink SE	194,529	3,527,960
Hermes International SCA	19,284	47,158,788
Ipsen SA	23,102	2,722,157
Kering SA	45,417	11,151,929
Klepierre SA	129,252	4,933,797
Legrand SA	159,863	23,612,838
L'Oreal SA	146,966	65,029,949
LVMH Moet Hennessy Louis Vuitton SE	167,765	90,058,226
Orange SA	1,141,866	17,368,994
Pernod Ricard SA	122,435	12,582,485
Publicis Groupe SA	139,101	12,711,285
Renault SA	119,667	4,427,772
Rexel SA	136,536	4,126,723
Safran SA	220,122	72,585,489
Sanofi SA	677,667	60,834,592
Sartorius Stedim Biotech	17,592	3,515,416
Schneider Electric SE	333,411	86,284,506
Societe Generale SA	441,493	28,179,838
Sodexo SA	53,578	3,186,468
STMicroelectronics NV	412,441	10,481,751
Teleperformance SE	34,273	3,341,313
Thales SA	56,078	15,084,626
TotalEnergies SE	1,246,422	74,119,062
Unibail-Rodamco-Westfield *	75,073	7,277,522
Veolia Environnement SA	382,603	12,966,051
Vinci SA	301,824	41,925,999
		1,252,691,818

Germany 10.0%
adidas AG	103,895	19,857,329
Allianz SE	235,893	93,219,637
BASF SE	542,484	26,586,802
SECURITY	NUMBER OF SHARES	VALUE ($)
Bayer AG	600,587	18,679,289
Bayerische Motoren Werke AG	176,721	16,815,247
Beiersdorf AG	60,399	7,505,308
Brenntag SE	75,407	4,678,183
Commerzbank AG	539,224	19,663,245
Continental AG	67,115	5,732,330
Covestro AG *	109,797	7,442,836
CTS Eventim AG & Co. KGaA	38,793	4,380,675
Daimler Truck Holding AG	288,791	14,048,313
Delivery Hero SE *	120,858	3,606,939
Deutsche Bank AG	1,128,353	37,164,026
Deutsche Boerse AG	115,227	33,345,222
Deutsche Lufthansa AG	374,294	3,209,508
Deutsche Post AG	587,863	26,339,617
Deutsche Telekom AG	2,131,521	76,448,914
E.ON SE	1,373,402	25,055,293
Evonik Industries AG	162,884	3,234,561
Fresenius Medical Care AG	135,552	6,875,389
Fresenius SE & Co. KGaA	256,541	12,244,864
GEA Group AG	87,005	6,249,590
Hannover Rueck SE	36,644	11,115,714
Heidelberg Materials AG	81,259	18,746,003
Henkel AG & Co. KGaA	61,984	4,407,701
Infineon Technologies AG	795,755	31,259,733
Knorr-Bremse AG	43,781	4,369,582
LEG Immobilien SE	45,892	3,642,608
Mercedes-Benz Group AG	441,330	24,988,214
Merck KGaA	79,050	9,880,014
MTU Aero Engines AG	32,696	14,103,688
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81,388	53,282,331
Nemetschek SE	35,472	5,285,082
Qiagen NV	133,656	6,627,421
Rational AG	2,983	2,302,718
Rheinmetall AG	27,372	54,182,766
RWE AG	383,036	15,714,121
SAP SE	637,101	182,182,548
Scout24 SE	45,763	6,115,841
Siemens AG	463,379	118,024,078
Siemens Energy AG *	416,035	48,167,976
Siemens Healthineers AG	205,594	11,073,833
Symrise AG	81,209	7,361,372
Talanx AG	40,036	5,306,653
Vonovia SE	449,778	13,959,116
Zalando SE *	136,975	3,993,923
		1,128,476,153

Hong Kong 2.1%
AIA Group Ltd.	6,509,200	60,692,859
BOC Hong Kong Holdings Ltd.	2,279,090	10,233,694
CK Asset Holdings Ltd.	1,191,711	5,460,656
CK Hutchison Holdings Ltd.	1,636,525	10,652,143
CK Infrastructure Holdings Ltd.	380,000	2,676,335
CLP Holdings Ltd.	1,027,426	8,917,826
Futu Holdings Ltd., ADR	38,679	5,944,189
Galaxy Entertainment Group Ltd.	1,352,000	6,593,248
Hang Seng Bank Ltd.	457,040	6,657,563
Henderson Land Development Co. Ltd.	876,735	3,067,937
HKT Trust & HKT Ltd.	2,267,000	3,569,567
Hong Kong & China Gas Co. Ltd.	6,877,696	6,138,778
Hong Kong Exchanges & Clearing Ltd.	732,065	39,618,476
Hongkong Land Holdings Ltd.	658,001	3,980,906
Jardine Matheson Holdings Ltd.	99,317	5,393,048
Link REIT	1,585,840	8,835,911
MTR Corp. Ltd.	938,360	3,375,533

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Assets Holdings Ltd.	858,938	5,655,331
Sands China Ltd. *	1,488,800	3,604,039
Sino Land Co. Ltd.	2,094,425	2,414,242
SITC International Holdings Co. Ltd.	868,000	2,814,089
Sun Hung Kai Properties Ltd.	877,104	10,417,773
Swire Pacific Ltd., A Shares	209,590	1,894,554
Techtronic Industries Co. Ltd.	895,500	10,708,074
WH Group Ltd.	5,047,289	5,053,033
Wharf Holdings Ltd.	666,000	1,896,191
Wharf Real Estate Investment Co. Ltd.	1,055,188	3,350,024
		239,616,019

Ireland 0.4%
AIB Group PLC	1,286,042	10,145,135
Bank of Ireland Group PLC	590,783	7,922,381
Kerry Group PLC, Class A	101,227	9,350,334
Kingspan Group PLC	94,209	7,818,582
Ryanair Holdings PLC	514,759	15,135,298
		50,371,730

Israel 0.9%
Azrieli Group Ltd.	26,685	2,621,778
Bank Hapoalim BM	764,892	14,344,073
Bank Leumi Le-Israel BM	917,126	16,965,708
Check Point Software Technologies Ltd. *	52,839	9,838,622
CyberArk Software Ltd. *	28,308	11,647,893
Elbit Systems Ltd.	16,701	7,704,711
ICL Group Ltd.	475,516	2,962,421
Israel Discount Bank Ltd., A Shares	742,251	7,098,540
Mizrahi Tefahot Bank Ltd.	94,720	5,851,217
Monday.com Ltd. *	25,180	6,604,462
Nice Ltd. *	38,635	6,031,353
Teva Pharmaceutical Industries Ltd., ADR *	698,582	10,793,092
Wix.com Ltd. *	32,802	4,462,056
		106,925,926

Italy 3.2%
Banca Mediolanum SpA	130,295	2,298,245
Banco BPM SpA	698,987	8,914,285
BPER Banca SpA	892,647	8,784,107
Davide Campari-Milano NV	366,061	2,521,364
DiaSorin SpA	13,862	1,355,218
Enel SpA	4,959,211	43,731,734
Eni SpA	1,340,344	22,876,097
Ferrari NV	77,175	33,841,799
FinecoBank Banca Fineco SpA	370,880	7,897,524
Generali	527,909	19,694,051
Infrastrutture Wireless Italiane SpA	161,815	1,913,024
Intesa Sanpaolo SpA	9,230,088	55,613,674
Leonardo SpA	249,742	13,461,874
Mediobanca Banca di Credito Finanziario SpA	314,332	6,920,443
Moncler SpA	141,805	7,562,826
Nexi SpA	307,242	1,754,424
Poste Italiane SpA	281,448	6,080,658
Prysmian SpA	170,986	13,655,527
Recordati Industria Chimica e Farmaceutica SpA	71,936	4,125,794
Snam SpA	1,234,887	7,156,495
Stellantis NV	1,229,368	10,849,300
Telecom Italia SpA *	6,653,221	3,057,371
Tenaris SA	252,523	4,410,357
SECURITY	NUMBER OF SHARES	VALUE ($)
Terna - Rete Elettrica Nazionale	852,869	8,252,314
UniCredit SpA	853,992	62,831,407
Unipol Assicurazioni SpA	214,615	4,304,684
		363,864,596

Japan 21.5%
Advantest Corp.	468,692	31,167,593
Aeon Co. Ltd.	455,500	14,549,959
AGC, Inc.	117,293	3,529,894
Aisin Corp.	323,700	4,473,537
Ajinomoto Co., Inc.	554,600	14,672,733
ANA Holdings, Inc.	104,700	1,941,406
Asahi Group Holdings Ltd.	878,900	11,149,795
Asahi Kasei Corp.	765,200	5,324,073
Asics Corp.	404,100	9,500,103
Astellas Pharma, Inc.	1,097,850	11,383,190
Bandai Namco Holdings, Inc.	368,100	11,903,219
Bridgestone Corp.	344,157	13,921,208
Canon, Inc.	564,195	16,024,628
Capcom Co. Ltd.	213,600	5,437,345
Central Japan Railway Co.	471,400	10,989,361
Chiba Bank Ltd.	340,100	3,169,972
Chubu Electric Power Co., Inc.	392,100	4,795,675
Chugai Pharmaceutical Co. Ltd.	410,500	19,678,110
Concordia Financial Group Ltd.	619,300	4,106,720
Dai Nippon Printing Co. Ltd.	245,896	3,786,665
Daifuku Co. Ltd.	192,890	4,883,240
Dai-ichi Life Holdings, Inc.	2,164,600	17,126,710
Daiichi Sankyo Co. Ltd.	1,047,500	25,697,186
Daikin Industries Ltd.	161,300	19,832,763
Daito Trust Construction Co. Ltd.	36,400	3,726,547
Daiwa House Industry Co. Ltd.	333,100	11,012,589
Daiwa Securities Group, Inc.	824,000	5,736,566
Denso Corp.	1,144,900	15,533,337
Dentsu Group, Inc.	118,400	2,334,918
Disco Corp.	56,000	16,549,482
East Japan Railway Co.	551,280	11,816,226
Eisai Co. Ltd.	164,700	4,619,071
ENEOS Holdings, Inc.	1,668,200	8,755,769
FANUC Corp.	581,800	16,195,538
Fast Retailing Co. Ltd.	117,000	35,688,474
Fuji Electric Co. Ltd.	83,600	4,156,440
FUJIFILM Holdings Corp.	687,833	14,267,186
Fujikura Ltd.	154,600	10,494,623
Fujitsu Ltd.	1,071,600	23,343,645
Hankyu Hanshin Holdings, Inc.	142,200	3,705,966
Hikari Tsushin, Inc.	10,493	2,821,134
Hitachi Ltd.	2,794,775	85,521,913
Honda Motor Co. Ltd.	2,576,217	26,671,324
Hoshizaki Corp.	67,000	2,294,266
Hoya Corp.	210,107	26,507,663
Hulic Co. Ltd.	284,600	2,714,430
Idemitsu Kosan Co. Ltd.	486,315	3,126,330
IHI Corp.	90,100	10,033,241
Inpex Corp.	541,700	7,713,131
Isuzu Motors Ltd.	322,000	4,126,755
ITOCHU Corp.	723,300	37,938,963
Japan Airlines Co. Ltd.	88,700	1,761,359
Japan Exchange Group, Inc.	600,200	5,865,381
Japan Post Bank Co. Ltd.	1,101,700	12,296,398
Japan Post Holdings Co. Ltd.	1,092,800	10,120,056
Japan Post Insurance Co. Ltd.	122,700	3,141,685
Japan Tobacco, Inc.	722,800	20,642,892
JFE Holdings, Inc.	348,900	4,037,840
Kajima Corp.	261,400	6,548,240
Kansai Electric Power Co., Inc.	584,300	7,015,362
Kao Corp.	283,019	12,734,848
Kawasaki Kisen Kaisha Ltd.	213,300	3,013,265

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KDDI Corp.	1,876,300	30,793,088
Keyence Corp.	118,800	42,973,680
Kikkoman Corp.	411,085	3,611,365
Kirin Holdings Co. Ltd.	475,300	6,263,344
Kobe Bussan Co. Ltd.	98,000	2,609,672
Komatsu Ltd.	552,709	17,807,113
Konami Group Corp.	61,400	8,335,585
Kubota Corp.	598,900	6,716,212
Kyocera Corp.	783,600	9,249,902
Kyowa Kirin Co. Ltd.	143,300	2,446,075
Lasertec Corp.	49,900	5,027,359
LY Corp.	1,764,700	6,450,269
M3, Inc.	270,400	3,325,594
Makita Corp.	146,500	4,535,364
Marubeni Corp.	865,500	17,720,017
MatsukiyoCocokara & Co.	202,300	4,154,165
MEIJI Holdings Co. Ltd.	141,800	2,867,335
Minebea Mitsumi, Inc.	223,100	3,511,231
Mitsubishi Chemical Group Corp.	842,800	4,590,539
Mitsubishi Corp.	2,086,900	41,160,713
Mitsubishi Electric Corp.	1,157,700	26,039,262
Mitsubishi Estate Co. Ltd.	647,002	12,113,440
Mitsubishi HC Capital, Inc.	530,038	3,917,844
Mitsubishi Heavy Industries Ltd.	1,955,900	46,699,845
Mitsubishi UFJ Financial Group, Inc.	6,995,909	96,422,995
Mitsui & Co. Ltd.	1,502,900	30,593,993
Mitsui Fudosan Co. Ltd.	1,626,431	14,537,527
Mitsui OSK Lines Ltd.	207,200	6,964,466
Mizuho Financial Group, Inc.	1,457,613	42,754,207
MonotaRO Co. Ltd.	151,300	2,694,186
MS&AD Insurance Group Holdings, Inc.	777,586	16,613,952
Murata Manufacturing Co. Ltd.	1,011,700	15,058,221
NEC Corp.	741,600	21,295,691
Nexon Co. Ltd.	201,300	3,683,396
NIDEC Corp.	509,600	9,777,327
Nintendo Co. Ltd.	672,990	56,247,751
Nippon Building Fund, Inc.	4,808	4,410,511
Nippon Paint Holdings Co. Ltd.	594,200	5,037,353
Nippon Sanso Holdings Corp.	105,500	3,734,017
Nippon Steel Corp.	589,741	11,357,240
Nippon Yusen KK	268,700	9,423,247
Nissan Motor Co. Ltd. *	1,381,196	2,928,549
Nissin Foods Holdings Co. Ltd.	119,500	2,266,690
Nitori Holdings Co. Ltd.	47,900	4,056,495
Nitto Denko Corp.	434,000	8,981,152
Nomura Holdings, Inc.	1,831,600	12,100,091
Nomura Research Institute Ltd.	231,000	9,140,766
NTT Data Group Corp.	169,400	4,417,608
NTT, Inc.	18,210,375	18,389,955
Obayashi Corp.	387,500	5,706,037
Obic Co. Ltd.	196,700	7,003,026
Olympus Corp.	705,400	8,427,447
Omron Corp.	109,300	2,817,181
Ono Pharmaceutical Co. Ltd.	227,800	2,547,435
Oracle Corp. Japan	23,200	2,508,950
Oriental Land Co. Ltd.	654,900	13,484,733
ORIX Corp.	709,400	15,935,282
Osaka Gas Co. Ltd.	224,500	5,680,149
Otsuka Corp.	136,300	2,582,498
Otsuka Holdings Co. Ltd.	268,200	12,768,922
Pan Pacific International Holdings Corp.	233,300	7,805,341
Panasonic Holdings Corp.	1,413,912	13,374,644
Rakuten Group, Inc. *	928,720	4,699,056
Recruit Holdings Co. Ltd.	859,800	51,012,895
Renesas Electronics Corp.	1,022,400	12,435,506
Resona Holdings, Inc.	1,269,385	11,556,483
Ricoh Co. Ltd.	345,400	3,028,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanrio Co. Ltd.	111,900	4,591,497
SBI Holdings, Inc.	169,090	6,281,332
SCREEN Holdings Co. Ltd.	48,600	3,791,281
SCSK Corp.	95,400	2,968,362
Secom Co. Ltd.	255,900	9,190,192
Sekisui Chemical Co. Ltd.	234,500	4,067,431
Sekisui House Ltd.	355,769	7,462,903
Seven & i Holdings Co. Ltd.	1,352,309	17,827,750
SG Holdings Co. Ltd.	210,328	2,333,465
Shimadzu Corp.	142,500	3,154,476
Shimano, Inc.	46,800	5,119,727
Shin-Etsu Chemical Co. Ltd.	1,100,700	31,674,738
Shionogi & Co. Ltd.	464,700	7,771,790
Shiseido Co. Ltd.	245,000	3,982,603
SMC Corp.	34,900	12,144,272
SoftBank Corp.	17,433,200	25,188,112
SoftBank Group Corp.	581,600	44,410,356
Sompo Holdings, Inc.	547,600	16,147,096
Sony Group Corp.	3,754,100	90,298,493
Subaru Corp.	357,700	6,580,182
Sumitomo Corp.	668,000	17,073,915
Sumitomo Electric Industries Ltd.	437,100	10,846,500
Sumitomo Metal Mining Co. Ltd.	157,300	3,459,860
Sumitomo Mitsui Financial Group, Inc.	2,250,838	56,780,998
Sumitomo Mitsui Trust Group, Inc.	396,100	10,383,666
Sumitomo Realty & Development Co. Ltd.	190,200	6,947,848
Suntory Beverage & Food Ltd.	85,500	2,581,734
Suzuki Motor Corp.	936,700	10,292,059
Sysmex Corp.	313,900	5,099,573
T&D Holdings, Inc.	299,900	7,323,174
Taisei Corp.	97,100	5,805,985
Takeda Pharmaceutical Co. Ltd.	962,790	26,447,632
TDK Corp.	1,181,300	14,391,695
Terumo Corp.	807,500	13,692,993
TIS, Inc.	129,400	4,128,108
Toho Co. Ltd.	71,208	4,492,741
Tokio Marine Holdings, Inc.	1,121,197	45,019,301
Tokyo Electron Ltd.	273,300	43,448,874
Tokyo Gas Co. Ltd.	204,740	6,856,455
Tokyo Metro Co. Ltd.	192,300	2,072,098
Tokyu Corp.	315,100	3,546,991
TOPPAN Holdings, Inc.	146,700	3,953,305
Toray Industries, Inc.	861,100	5,889,800
Toyota Industries Corp.	99,400	10,629,098
Toyota Motor Corp.	5,786,615	102,930,003
Toyota Tsusho Corp.	389,807	8,933,728
Trend Micro, Inc.	79,300	4,835,588
Unicharm Corp.	694,300	4,802,575
West Japan Railway Co.	271,264	5,939,114
Yakult Honsha Co. Ltd.	157,000	2,525,743
Yamaha Motor Co. Ltd.	571,700	4,135,004
Yokogawa Electric Corp.	144,300	3,846,184
Zensho Holdings Co. Ltd.	62,000	3,262,653
ZOZO, Inc.	248,400	2,459,003
		2,432,628,614

Netherlands 4.5%
ABN AMRO Bank NV, GDR	278,945	8,063,863
Adyen NV *	15,458	26,512,798
Aegon Ltd.	806,305	5,762,281
AerCap Holdings NV	112,100	12,022,725
Akzo Nobel NV	104,262	6,547,798
ASM International NV	28,658	13,872,104
ASML Holding NV	240,376	166,598,094
ASR Nederland NV	88,512	5,879,313
BE Semiconductor Industries NV	49,923	6,745,181

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola Europacific Partners PLC	140,772	13,643,622
CVC Capital Partners PLC	136,270	2,613,089
DSM-Firmenich AG	112,841	10,841,702
EXOR NV	53,982	5,202,591
Heineken Holding NV	80,065	5,403,674
Heineken NV	177,095	13,900,480
IMCD NV	35,392	3,879,341
ING Groep NV, Series N	1,920,318	44,753,831
InPost SA *	148,191	2,128,422
JDE Peet's NV	101,824	3,019,598
Koninklijke Ahold Delhaize NV	559,624	22,103,133
Koninklijke KPN NV	2,371,046	10,592,643
Koninklijke Philips NV	510,959	13,343,863
NN Group NV	166,120	11,185,789
Prosus NV *	799,906	45,695,221
Randstad NV	66,376	3,154,814
Universal Music Group NV	672,388	19,342,513
Wolters Kluwer NV	144,976	22,581,304
		505,389,787

New Zealand 0.2%
Auckland International Airport Ltd.	1,006,522	4,464,853
Contact Energy Ltd.	499,432	2,676,635
Fisher & Paykel Healthcare Corp. Ltd.	360,424	7,813,587
Infratil Ltd.	557,283	3,805,185
Meridian Energy Ltd.	803,333	2,697,488
		21,457,748

Norway 0.6%
Aker BP ASA	189,274	4,553,291
DNB Bank ASA	543,151	13,741,575
Equinor ASA	508,924	13,073,020
Gjensidige Forsikring ASA	128,018	3,367,337
Kongsberg Gruppen ASA	268,686	8,029,178
Mowi ASA	287,487	5,355,160
Norsk Hydro ASA	856,903	5,078,856
Orkla ASA	420,562	4,422,641
Salmar ASA	39,663	1,611,272
Telenor ASA	369,852	5,673,862
Yara International ASA	103,876	3,839,999
		68,746,191

Portugal 0.2%
EDP Renovaveis SA	183,292	2,151,978
EDP SA	1,899,159	8,208,850
Galp Energia SGPS SA	259,393	4,953,170
Jeronimo Martins SGPS SA	169,370	4,128,844
		19,442,842

Singapore 1.8%
CapitaLand Ascendas REIT	2,299,995	4,924,581
CapitaLand Integrated Commercial Trust	3,617,090	6,107,313
CapitaLand Investment Ltd.	1,417,649	3,019,312
DBS Group Holdings Ltd.	1,303,582	47,847,286
Genting Singapore Ltd.	3,538,900	1,996,235
Grab Holdings Ltd., Class A *	1,466,205	7,169,743
Keppel Ltd.	883,800	5,741,904
Oversea-Chinese Banking Corp. Ltd.	2,070,501	26,831,950
Sea Ltd., ADR *	233,316	36,548,951
Sembcorp Industries Ltd.	564,700	3,357,756
Singapore Airlines Ltd.	879,250	4,592,466
Singapore Exchange Ltd.	516,500	6,333,117
Singapore Technologies Engineering Ltd.	959,949	6,457,845
SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Telecommunications Ltd.	4,530,537	13,501,667
United Overseas Bank Ltd.	776,433	21,571,434
Wilmar International Ltd.	1,147,734	2,597,731
Yangzijiang Shipbuilding Holdings Ltd.	1,628,300	3,193,793
		201,793,084

Spain 3.4%
Acciona SA	14,646	2,809,027
ACS Actividades de Construccion y Servicios SA	111,963	7,727,098
Aena SME SA	455,706	12,271,301
Amadeus IT Group SA	274,142	22,011,890
Banco Bilbao Vizcaya Argentaria SA	3,526,689	58,819,022
Banco de Sabadell SA	3,313,275	12,228,968
Banco Santander SA	9,253,379	79,493,760
Bankinter SA	418,722	5,976,931
CaixaBank SA	2,405,815	22,634,642
Cellnex Telecom SA *	302,390	10,671,198
Endesa SA	197,037	5,700,163
Ferrovial SE	310,228	15,903,191
Grifols SA *	183,497	2,734,129
Iberdrola SA	3,877,184	68,146,616
Industria de Diseno Textil SA	664,843	31,757,572
International Consolidated Airlines Group SA	745,997	3,739,882
Redeia Corp. SA	247,625	4,800,454
Repsol SA	718,478	10,893,385
Telefonica SA	2,245,227	11,587,151
		389,906,380

Sweden 3.6%
AddTech AB, B Shares	161,004	5,412,662
Alfa Laval AB	174,219	7,569,398
Assa Abloy AB, B Shares	614,097	20,320,612
Atlas Copco AB, A Shares	1,645,154	25,053,037
Atlas Copco AB, B Shares	955,224	12,927,192
Beijer Ref AB	228,866	3,841,950
Boliden AB *	176,988	5,417,465
Epiroc AB, A Shares	392,709	7,992,866
Epiroc AB, B Shares	246,759	4,423,399
EQT AB	229,081	7,656,826
Essity AB, B Shares	365,147	9,003,616
Evolution AB	91,505	8,140,381
Fastighets AB Balder, B Shares *	453,942	3,065,058
H & M Hennes & Mauritz AB, B Shares	351,287	4,732,412
Hexagon AB, B Shares	1,261,907	13,865,933
Holmen AB, B Shares	49,893	1,854,354
Industrivarden AB, A Shares	82,630	3,057,139
Industrivarden AB, C Shares	84,711	3,128,348
Indutrade AB	170,622	4,143,453
Investment AB Latour, B Shares	96,551	2,464,868
Investor AB, B Shares	1,054,222	30,550,846
L E Lundbergforetagen AB, B Shares	44,503	2,170,729
Lifco AB, B Shares	143,013	5,094,277
Nibe Industrier AB, B Shares	919,975	4,245,142
Saab AB, B Shares	196,219	10,673,131
Sagax AB, B Shares	129,664	2,744,420
Sandvik AB	647,605	15,801,341
Securitas AB, B Shares	306,229	4,544,847
Skandinaviska Enskilda Banken AB, A Shares	968,944	16,949,278
Skanska AB, B Shares	210,728	4,915,545
SKF AB, B Shares	210,610	4,905,620
Spotify Technology SA *	93,626	58,660,434

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Cellulosa AB SCA, B Shares	357,562	4,484,238
Svenska Handelsbanken AB, A Shares	903,139	11,004,185
Swedbank AB, A Shares	512,754	13,653,627
Swedish Orphan Biovitrum AB *	116,374	3,199,876
Tele2 AB, B Shares	334,435	5,168,730
Telefonaktiebolaget LM Ericsson, B Shares	1,717,948	12,478,454
Telia Co. AB	1,456,014	5,142,219
Trelleborg AB, B Shares	125,205	4,549,296
Volvo AB, B Shares	966,607	27,760,746
		402,767,950

Switzerland 9.4%
ABB Ltd.	963,760	62,931,686
Alcon AG	305,221	26,758,106
Amrize Ltd. *	317,227	16,036,123
Avolta AG *	54,480	2,832,063
Baloise Holding AG	25,503	6,112,174
Banque Cantonale Vaudoise	18,600	2,152,471
Barry Callebaut AG (a)	2,328	2,835,035
BKW AG	13,553	3,026,013
Chocoladefabriken Lindt & Spruengli AG	65	9,504,446
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	579	8,517,420
Cie Financiere Richemont SA, Class A	328,590	53,650,920
EMS-Chemie Holding AG	4,388	3,452,439
Galderma Group AG	79,887	12,312,033
Geberit AG	20,553	15,745,620
Givaudan SA	5,649	23,614,780
Helvetia Holding AG	22,772	5,476,244
Holcim AG *	319,073	25,446,046
Julius Baer Group Ltd.	126,444	8,555,740
Kuehne & Nagel International AG	29,602	6,035,223
Logitech International SA	92,254	8,554,423
Lonza Group AG	44,071	30,716,116
Nestle SA	1,598,391	139,662,712
Novartis AG	1,160,620	132,179,582
Partners Group Holding AG	13,925	18,719,329
Roche Holding AG	427,736	133,484,869
Roche Holding AG, Bearer Shares	20,493	6,810,542
Sandoz Group AG	257,094	14,702,920
Schindler Holding AG	12,873	4,514,938
Schindler Holding AG, Participation Certificates	25,990	9,398,917
SGS SA	98,422	10,000,990
SIG Group AG *	189,061	3,058,775
Sika AG	92,543	21,838,253
Sonova Holding AG	30,832	8,392,716
Straumann Holding AG	67,964	8,280,724
Swatch Group AG, Bearer Shares	18,321	3,240,201
Swiss Life Holding AG	17,434	18,058,094
Swiss Prime Site AG	48,628	6,725,676
Swiss Re AG	183,783	32,897,406
Swisscom AG	15,797	10,976,298
Temenos AG	34,973	3,128,147
UBS Group AG	2,005,340	74,526,470
VAT Group AG	16,053	5,621,578
Zurich Insurance Group AG	89,387	60,971,426
		1,061,455,684

United Kingdom 14.9%
3i Group PLC	593,100	32,408,240
Admiral Group PLC	160,279	7,224,813
SECURITY	NUMBER OF SHARES	VALUE ($)
Anglo American PLC	683,731	19,238,886
Antofagasta PLC	240,728	5,936,739
Ashtead Group PLC	263,943	17,634,379
Associated British Foods PLC	199,454	5,775,288
AstraZeneca PLC	946,367	138,067,028
Auto Trader Group PLC	541,186	5,974,580
Aviva PLC	1,869,621	15,974,048
BAE Systems PLC	1,842,459	43,962,207
Barclays PLC	8,741,857	42,730,356
Barratt Redrow PLC	826,722	4,071,151
BP PLC	9,759,735	52,314,911
British American Tobacco PLC	1,211,177	64,891,625
BT Group PLC	3,661,715	10,000,277
Bunzl PLC	205,281	6,092,218
Centrica PLC	3,086,690	6,709,700
Coca-Cola HBC AG *	134,903	7,011,204
Compass Group PLC	1,031,770	36,255,843
Croda International PLC	78,481	2,701,132
DCC PLC	61,302	3,839,407
Diageo PLC	1,364,112	33,062,726
Entain PLC	378,454	5,082,152
Experian PLC	561,639	29,593,168
Glencore PLC *	6,241,633	25,049,679
GSK PLC	2,500,348	45,991,355
Haleon PLC	5,541,963	25,995,509
Halma PLC	230,891	9,879,479
Hikma Pharmaceuticals PLC	106,365	2,749,242
HSBC Holdings PLC	10,776,006	131,283,766
Imperial Brands PLC	478,823	18,664,224
Informa PLC	792,468	9,061,902
InterContinental Hotels Group PLC	90,954	10,463,359
Intertek Group PLC	98,727	6,419,228
J Sainsbury PLC	1,092,403	4,368,074
JD Sports Fashion PLC	1,537,065	1,725,334
Kingfisher PLC	1,112,876	3,957,168
Land Securities Group PLC	451,321	3,432,269
Legal & General Group PLC	3,571,868	12,083,862
Lloyds Banking Group PLC	36,662,837	37,595,818
London Stock Exchange Group PLC	291,918	35,583,335
M&G PLC	1,424,760	4,903,874
Marks & Spencer Group PLC	1,258,479	5,779,677
Melrose Industries PLC	786,866	5,312,629
Mondi PLC	262,238	3,544,995
National Grid PLC	2,985,492	41,952,340
NatWest Group PLC	4,931,498	34,232,367
Next PLC	71,122	11,544,593
NMC Health PLC *(b)	48,950	0
Pearson PLC	359,017	5,076,842
Phoenix Group Holdings PLC	414,373	3,623,721
Prudential PLC	1,579,012	20,031,625
Reckitt Benckiser Group PLC	416,258	31,196,772
RELX PLC	1,122,718	58,337,634
Rentokil Initial PLC	1,551,060	7,737,376
Rio Tinto PLC	687,388	40,940,406
Rolls-Royce Holdings PLC	5,160,995	73,249,851
Sage Group PLC	597,064	9,586,846
Schroders PLC	431,472	2,217,830
Segro PLC	797,777	6,799,239
Severn Trent PLC	166,811	5,849,613
Shell PLC	3,641,624	130,854,848
Smith & Nephew PLC	511,897	7,823,294
Smiths Group PLC	207,292	6,421,112
Spirax Group PLC	46,810	3,911,848
SSE PLC	674,394	16,530,900
Standard Chartered PLC	1,236,214	22,161,557
Tesco PLC	4,112,196	23,104,047
Unilever PLC	1,526,584	88,573,087
United Utilities Group PLC	420,427	6,276,071
Vodafone Group PLC	12,246,080	13,277,160

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whitbread PLC	108,024	4,339,408
Wise PLC, Class A *	410,195	5,479,786
WPP PLC	662,054	3,584,617
		1,685,111,646
Total Common Stocks (Cost $6,858,467,332)		11,194,744,788

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	34,663	3,030,426
Dr. Ing hc F Porsche AG	71,205	3,610,554
Henkel AG & Co. KGaA	103,919	8,007,904
Porsche Automobil Holding SE	94,285	3,784,042
Sartorius AG	16,123	3,433,421
Volkswagen AG	126,722	13,250,775
		35,117,122
Total Preferred Stocks (Cost $41,689,690)		35,117,122

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)(d)	2,083,350	2,083,350
Total Short-Term Investments (Cost $2,083,350)		2,083,350

Total Investments in Securities (Cost $6,902,240,372)		11,231,945,260

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	820	107,149,400	(2,075,304)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,991,100.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$5,383,098,220	$—	$5,383,098,220
Germany	7,442,836	1,121,033,317	—	1,128,476,153
Hong Kong	14,635,375	224,980,644	—	239,616,019
Israel	43,346,125	63,579,801	—	106,925,926
Netherlands	25,666,347	479,723,440	—	505,389,787
New Zealand	14,975,928	6,481,820	—	21,457,748
Norway	1,611,272	67,134,919	—	68,746,191
Singapore	43,718,694	158,074,390	—	201,793,084
Spain	5,700,163	384,206,217	—	389,906,380
Sweden	58,660,434	344,107,516	—	402,767,950
Switzerland	16,036,123	1,045,419,561	—	1,061,455,684
United Kingdom	—	1,685,111,646	0 *	1,685,111,646
Preferred Stocks[1]	—	35,117,122	—	35,117,122
Short-Term Investments[1]	2,083,350	—	—	2,083,350
Liabilities
Futures Contracts[2]	(2,075,304)	—	—	(2,075,304)
Total	$231,801,343	$10,998,068,613	$0	$11,229,869,956

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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